INVESCO TREASURER’S MONEY MARKET RESERVE FUND

INVESCO TREASURER’S TAX-EXEMPT RESERVE FUND

AIM Treasurer’s Series Trust

PROSPECTUS ENCLOSED | November 25, 2003

Protecting Your Privacy

INVESCO is committed to protecting your personal and financial data. We collect non-public personal information about you from applications and other forms that you complete, as well as transactions that we perform for your accounts. This information allows us to provide service for your accounts and provide you with information when you request it.

As permitted by law, we may share all of this information with our affiliates, as well as with third parties who perform marketing services on our behalf, or with whom we have joint marketing agreements, such as your own broker-dealer, fulfillment vendors, market researchers, customer survey companies and technology developers. We also provide this information to third parties who assist us in maintaining your accounts with us, or who process transactions for your accounts. If you acquired your INVESCO Funds shares through a broker-dealer, adviser, 401(k) plan or other intermediary, the intermediary may control your personal client information. If you are interested, please contact your intermediary to find out its policy for sharing client personal information.

We restrict access to your non-public personal information to those employees who need to know that information to provide service for your accounts. Furthermore, we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your non-public personal information.

Additional information about our privacy policies can be obtained at our Web site, aiminvestments.com.

This wrapper is not part of the prospectus.

INVESCO TREASURER’S MONEY MARKET RESERVE FUND

INVESCO TREASURER’S TAX-EXEMPT RESERVE FUND

Two no-load mutual funds designed for investors seeking a high level of current income, consistent with the preservation of capital and the maintenance of liquidity.

Investment Goals, Strategies, And Risks2
Fund Performance3
Fees And Expenses4
Investment Risks4
Principal Risks Associated With The Funds5
Temporary Defensive Positions6
Fund Management7
Portfolio Managers7
Potential Rewards7
Share Price8
Timing and Method of Payment8
Investors (for Accounts Opened on or After August 14, 2003)9
Investors (Before August 14, 2003)10
Your Account Services13
How To Sell Shares14
Dividends And Taxes15
Financial Highlights17

No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

The Securities and Exchange Commission has not approved or disapproved the shares of these Funds. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

AIM TREASURER’S SERIES TRUST

PROSPECTUS | November 25, 2003

A I M Advisors, Inc. (“AIM”) is the investment advisor for each Fund. On November 25, 2003, the series portfolios of AIM Treasurer’s Series Funds, Inc., a Maryland corporation (the “Company”), were redomesticated as the Funds, which are series portfolios of AIM Treasurer’s Series Trust, a Delaware statutory trust. Prior to November 25, 2003, INVESCO Funds Group, Inc. (“INVESCO”) served as the investment advisor for each Fund. INVESCO and AIM are referred to herein, as appropriate, as the “Advisor.”

This Prospectus will tell you more about:

Investment Goals & Strategies	Potential Investment Risks	Past Performance

Investment Goals, Strategies, And Risks

FACTORS COMMON TO BOTH FUNDS

FOR MORE DETAILS ABOUT EACH FUND’S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

The Funds are money market funds. The Funds seek a high level of current income, consistent with the preservation of capital and the maintenance of liquidity. They invest in “money market” securities, which are high quality debt securities with a life span or remaining maturity of 397 days or less. The average dollar-weighted maturity of each Fund’s portfolio is ninety days or less.

The Funds operate under policies designed to ensure compliance with specific federal regulations applied to money market funds. These policies include requirements for:

■	maintaining high credit quality of the Funds’ investments;
■	maintaining a short average portfolio maturity;
■	ensuring adequate diversification of both the issuers of the Funds’ investments and the guarantors of those investments, if any; and
■	monitoring accurate pricing of the Funds’ investments so unfairness does not result from the use of the amortized cost method to value those investments.

The Funds are not intended for investors seeking capital appreciation. While not intended as a complete investment program, either of these Funds may be a valuable element of your investment portfolio.

An investment in either of the Funds is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, there is always a risk that you may lose money on your investment in a Fund.

INVESCO Treasurer’s Money Market Reserve Fund

The Fund invests primarily in short-term securities issued by large creditworthy corporations, banks, and finance companies, as well as debt securities issued by the U.S. government. These securities include corporate debt securities, asset-backed securities, privately issued obligations, bank obligations, short-term commercial paper, U.S. government and agency debt, repurchase agreements, variable rate or floating rate debt obligations and other securities that are restricted as to disposition under federal securities laws.

The Fund may invest in obligations issued by certain agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations, such as those of the Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so.

INVESCO Treasurer’s Tax-Exempt Reserve Fund

The Fund normally invests at least 80% of its assets in short-term municipal securities issued by state, county, and city governments. The interest on these securities is generally exempt from federal income tax, although the interest may be included in your income if you are subject to the federal Alternative Minimum Tax. The interest on these securities may be subject to state and/or local income taxes. These securities include municipal notes, short-term municipal bonds, and variable rate debt obligations.

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The rest of the Fund’s investment portfolio may be invested in short-term taxable instruments. These may include corporate debt securities, asset-backed securities, privately issued commercial paper and other securities that are restricted as to disposition under federal securities laws, bank obligations, commercial paper, U.S. government debt, and repurchase agreements. We seek to manage the Fund so that substantially all of the income produced is exempt from federal income tax when paid to you, although we cannot guarantee this result.

Fund Performance

The bar charts below show the Funds’ actual yearly performance (commonly known as their “total return”) for the years ended December 31 over the past decade. The table below shows average annual total returns for various periods ended December 31, 2002 for each Fund. To obtain a Fund’s current 7-day yield information, please call the Advisor at 1-800-525-8085. The information in the bar charts and table provides some indication of the risks of investing in a particular Fund by showing changes in the year to year performance of each Fund. Remember, past performance does not indicate how a Fund will perform in the future.

TREASURER’S MONEY MARKET RESERVE FUND ACTUAL ANNUAL TOTAL RETURN[1,2]	TREASURER’S TAX-EXEMPT RESERVE FUND ACTUAL ANNUAL TOTAL RETURN[1,2]

Best Calendar Qtr. 12/00 1.62% Worst Calendar Qtr. 12/02 0.35%	Best Calendar Qtr. 12/00 1.08% Worst Calendar Qtr. 3/02 0.31%

	AVERAGE ANNUAL TOTAL RETURN[1,2] AS OF 12/31/02

	1 YEAR	5 YEARS	10 YEARS

Treasurer’s Money Market Reserve Fund	1.55%	4.43%	4.58%

Treasurer’s Tax-Exempt Reserve Fund	1.29%	2.94%	3.09%

[1]	Total return figures include reinvested dividends and the effect of each Fund’s expenses.
[2]	The returns for Treasurer’s Money Market Reserve and Treasurer’s Tax-Exempt Reserve Funds were 0.79% and 0.74%, respectively, year-to-date as of the calendar quarter ended September 30, 2003.

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Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds. If you invest in the Funds through a securities broker or any other third party, you may be charged a commission or transaction fee by the securities broker or any other third party for purchases and sales of Fund shares.

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

You pay no fees to purchase Fund shares, to exchange to another fund advised by the Advisor, or to sell your shares. Accordingly, no fees are paid directly from your shareholder account.

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

TREASURER’S MONEY MARKET RESERVE FUND

Management Fees[1,2]	0.25%

Distribution and Service (12b-1) Fees	None

Other Expenses[1]	0.00%

Total Annual Fund Operating Expenses[1,2]	0.25%

TREASURER’S TAX-EXEMPT RESERVE FUND

Management Fees[1]	0.25%

Distribution and Service (12b-1) Fees	None

Other Expenses[1]	0.00%

Total Annual Fund Operating Expenses[1]	0.25%

[1]	Under the Funds’ investment advisory agreement, the Funds’ investment advisor is responsible for the payment of all of the Funds’ expenses other than payment of advisory fees, taxes, interest and brokerage commissions.
[2]	Treasurer’s Money Market Reserve Fund’s investment advisor will voluntarily waive, on an annual basis, to limit the management fee to 0.20%. This voluntary waiver may be changed at any time following consultation with the Funds’ board of trustees.

EXPENSE EXAMPLE

The Example is intended to help you compare the cost of investing in the Funds to the cost of investing in other mutual funds.

The Example assumes that you invested $10,000 in a Fund for the time periods indicated and redeemed all of your shares at the end of each period. The Example also assumes that your investment had a hypothetical 5% return each year and that a Fund’s operating expenses remain the same. Although the actual costs and performance of a Fund may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

Treasurer’s Money Market Reserve Fund	$26	$80	$141	$318

Treasurer’s Tax-Exempt Reserve Fund	$26	$80	$141	$318

Investment Risks
BEFORE INVESTING IN A FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you invest. The principal risks of investing in any mutual fund, including these Funds, are:

Not Insured. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

No Guarantee. No mutual fund can guarantee that it will meet its investment objectives.

Possible Loss Of Investment. A mutual fund cannot guarantee its performance. Investment professionals generally consider money market funds conservative and safe investments, compared to many other investment alternatives. However, as with all types of securities investing, investments in money market funds are not guaranteed and do present some risk of loss. The Funds will not reimburse you for any losses.

Not A Complete Investment Plan. An investment in any mutual fund does not constitute a complete investment plan. The Funds are designed to be only a part of your personal investment plan.

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Principal Risks Associated With The Funds

You should consider the special risk factors discussed below associated with the Funds’ policies in determining the appropriateness of investing in a Fund. See the Statement of Additional Information for a discussion of additional risk factors.

INTEREST RATE RISK

Changes in interest rates will change the resale value of debt securities held in a Fund’s portfolio. When interest rates go up, the market values of previously issued debt securities generally decline. Also, a Fund’s new investments are likely to be in debt securities paying lower rates than the rest of a Fund’s portfolio when interest rates go down. This reduces a Fund’s yield. A weak economy or strong stock market may cause interest rates to decline.

CREDIT RISK

The Funds invest in debt instruments, such as notes, bonds, and commercial paper. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.

PREPAYMENT RISK

INVESCO Treasurer’s Money Market Reserve Fund may invest in Government Agency mortgage-backed securities. In the event that a high volume of mortgages are prepaid, thereby reducing income from interest on the principal of such mortgages, the opportunity for a Fund to earn income may be decreased.

LIQUIDITY RISK

A Fund’s portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security.

DURATION RISK

Duration is a measure of a debt security’s sensitivity to interest rate changes. Duration of money market securities is usually expressed in terms of days or months, with longer durations usually more sensitive to interest rate fluctuations.

OPPORTUNITY RISK

With long-term investment plans, there may be a risk that you are not taking enough risk, and thus missing the opportunity on other less conservative but potentially more rewarding investments. The Funds have an investment goal of current income, not capital appreciation. Therefore the Funds by themselves will not be a suitable investment for people seeking long-term growth for objectives such as retirement or the funding of a child’s college education.

COUNTERPARTY RISK

This is a risk associated primarily with repurchase agreements. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with a Fund.

Although each Fund generally invests in money market securities, the Funds also may invest in other types of securities and other financial instruments, indicated in the chart below. Although these investments typically are not part of any Fund’s principal investment strategy, they may constitute a significant portion of a Fund’s portfolio, thereby possibly exposing a Fund and its investors to the following additional risks.

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INVESTMENT	RISKS	APPLIES TO THESE FUNDS

Asset Backed Securities
These securities are fractional interests in pools of credit card receivables, consumer loans, and other trade received, which are obligations of a number of different parties. The income from the underlying pool is passed through to investors, such as the Fund.	Prepayment and Interest Rate Risks	Treasurer’s Money Market Reserve

Government Agency Mortgage-Backed Securities
These are securities issued by the FHLMC and the FNMA or guaranteed by the GNMA and backed by mortgages. The Fund receives payments out of the interest and principal on the underlying mortgages.	Prepayment and Interest Rate Risks	Treasurer’s Money Market Reserve

Repurchase Agreements
A contract under which the seller of a security agrees to buy it back at an agreed-upon price and time in the future.	Credit and Counterparty Risks	Treasurer’s Money Market Reserve Treasurer’s Tax-Exempt Reserve

Rule 144A Securities and Section 4(2) Paper
Securities that are not registered, but which are bought and sold solely by institutional investors. The Fund considers many Rule 144A securities to be “liquid,” although the market for such securities typically is less active than the public securities markets.	Liquidity Risk	Treasurer’s Money Market Reserve

Variable Rate or Floating Rate Instruments
Securities that are debt instruments with a variable interest rate. The interest rate is readjusted periodically.	Interest Rate Risk	Treasurer’s Money Market Reserve Treasurer’s Tax-Exempt Reserve

Temporary Defensive Positions

When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of Treasurer’s Tax-Exempt Reserve Fund by investing in securities that are highly liquid, such as high-quality, taxable money market instruments like short-term U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Fund. We have the right to invest up to 100% of the Fund’s assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund’s performance could be comparatively lower if it concentrates in defensive holdings and the income produced may not be tax exempt.

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Fund Management

INVESTMENT ADVISOR

INVESCO, AIM AND FMC ARE SUBSIDIARIES OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $345.2 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA AND THE FAR EAST.

A I M Advisors, Inc. (“AIM”) is the investment advisor for each Fund. AIM is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. AIM has acted as an investment advisor since its organization in 1976. Today, AIM, together with its subsidiaries, advises or manages over 190 investment portfolios, encompassing a broad range of investment objectives.

Fund Management Company (“FMC”) is the Funds’ distributor and is responsible for the sale of the Funds’ shares.

INVESCO, AIM and FMC are subsidiaries of AMVESCAP PLC.

Prior to November 25, 2003, INVESCO served as the investment advisor for the Fund.

The following table shows the fees the Funds paid to INVESCO for its advisory services for the period ended August 31, 2003:

FUND	ADVISORY FEE AS A PERCENTAGE OF AVERAGE ANNUAL NET ASSETS UNDER MANAGEMENT

Treasurer’s Money Market Reserve	0.25%

Treasurer’s Tax-Exempt Reserve	0.25%

Pursuant to the terms of the Funds’ investment advisory agreements, the Advisor is responsible for the payment for all of the Funds’ ordinary and necessary business expenses (excluding management fees, taxes, interest, and brokerage commissions). The Funds pay no fees for the services that the Advisor provides under an Administrative Services Agreement pursuant to which the Advisor provides certain administrative and shareholder-related services. From time to time, the Advisor may pay, from its own resources, institutions that invest in the Funds or institutions whose customers own shares of the Funds for the provision of certain administrative and/or shareholder-related services.

Portfolio Managers

The Funds are managed on a day-to-day basis by AIM. When we refer to team management without naming individual portfolio managers, we mean a system by which a senior investment policy group sets allocation of Fund assets and risk controls:

Fund	Portfolio Manager(s)
Treasurer’s Money Market Reserve	Team Management

Treasurer’s Tax-Exempt Reserve	Team Management

Potential Rewards

The Funds offer shareholders the potential for monthly payment of daily income, while maintaining a stable share value, at a level of risk lower than many other types of investments. Yields on short-term securities tend to be lower than the yields on longer-term fixed-income securities. The Funds seek to provide higher returns than other money market funds and the money market in general, but cannot guarantee that performance.

SUITABILITY FOR INVESTORS

Only you can determine if an investment in a Fund is right for you based upon your own economic situation, the risk level with which you are comfortable, and other factors. In general, the Funds are most suitable for investors who:

■	want to earn income at current money market rates.
■	want to preserve the value of their investment.
■	do not want to be exposed to a high level of risk.
■	are seeking federally tax-exempt income (Treasurer’s Tax-Exempt Reserve Fund only).

You probably do not want to invest in the Funds if you are:

■	primarily seeking long-term growth (although the Funds may serve as the cash equivalent portion of a balanced investment program).

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Share Price

The value of your Fund shares is not likely to change from $1.00, although this cannot be guaranteed. This value is known as the Net Asset Value per share, or NAV. Treasurer’s Money Market Reserve Fund determines its NAV as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, and 4:00 p.m. Eastern Time on each day that the New York Stock Exchange (“NYSE”) is open. Treasurer’s Tax-Exempt Reserve Fund determines its net asset value as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time, 3:00 p.m. Eastern Time, and 4:00 p.m. Eastern Time on each day that the NYSE is open. Therefore, shares of the Funds are not priced on days when the NYSE is closed, which generally is on weekends, most national holidays in the U.S., and Good Friday.

THE COMBINATION OF THE
AMORTIZED COST METHOD OF
VALUATION AND THE DAILY
DECLARATION OF DIVIDENDS MEANS THAT EACH FUND’S NET ASSET VALUE IS EXPECTED TO BE $1.00 PER SHARE, DESPITE CHANGES IN THE MARKET VALUE OF A FUND’S SECURITIES.

The Funds use the amortized cost method for establishing the value of their investments. The amortized cost method values securities at their cost at the time of purchase, and then amortizes the discount or premium to maturity. The Funds declare dividends daily, based upon the interest earned by the Funds’ investments that day. The combination of the amortized cost method of valuation and the daily declaration of dividends means that each Fund’s net asset value is expected to be $1.00 per share, despite changes in the market value of a Fund’s securities. However, we cannot guarantee that each Fund’s net asset value will be maintained at a constant value of $1.00 per share.

All purchases, sales, and exchanges of Fund shares are made at the NAV next calculated after your order has been received by AIM Investment Services, Inc. (“AIS”), with proper instructions.

Instructions received after the last NAV determination on a particular day will be priced at the next determined NAV on the next day that the NYSE is open. Financial institutions that process customer transactions through the National Securities Clearing Corporation’s Fund/SERV and Networking facilities (“NSCC”) must obtain their customers’ permission for each transaction, and each financial institution retains responsibility to its customers for any error or irregularities related to these transactions. If the financial institution through which you place purchase and redemption orders, in turn, places its orders to AIS through the NSCC, the Advisor or AIS may not receive those orders until the next business day after the order has been entered into the NSCC.

Timing and Method of Payment

Treasurer’s Money Market Reserve Fund determines its net asset value as of 10:00 a.m. Eastern Time, 1:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, and 4:00 p.m. Eastern Time. Treasurer’s Tax-Exempt Reserve Fund determines its net asset value as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time, 3:00 p.m. Eastern Time, and 4:00 p.m. Eastern Time.

Dividends payable on redeemed shares will normally be paid on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.

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Investors (for Accounts Opened on or After August 14, 2003)

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for Fund accounts are as follows:

	INITIAL INVESTMENTS*	ADDITIONAL INVESTMENTS

INVESCO Treasurer’s Money Market Reserve Fund	$1 million	No minimum

INVESCO Treasurer’s Tax-Exempt Reserve Fund	$1 million	No minimum

*An	intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

PURCHASING SHARES

For investors investing in the Funds on or after August 14, 2003, the following chart shows several ways you can invest in the Funds. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA Patriot Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the INVESCO fund verify and record your identifying information. You will receive a confirmation of this transaction.

PURCHASE OPTIONS

METHOD	OPENING AN ACCOUNT	ADDING TO AN ACCOUNT

Through a Financial Intermediary

Contact your financial intermediary. The financial intermediary should mail your completed account application to AIM Investment Services, Inc. (“AIS”) at P.O. Box 0843, Houston, TX 77210-0843. The financial intermediary should call AIS at (800) 659-1005 to receive an account number. Then, the intermediary should use the following wire instructions:

Beneficiary Bank ABA/Routing #: 021000018

Beneficiary Account Number: 8900117443
For further credit to the Fund and your number

Same

By Telephone	Open your account as described above.	Call AIS at (800) 659-1005 and wire payment for your purchase order in accordance with the wire instructions noted above. You must call before the final NAV determination in order to effect your purchase on that day.

By A I M LINK®	Open your account as described above.	Complete an A I M LINK® Agreement. Mail the application and agreement to AIS. Once your request for this option has been processed, you may place your order via A I M LINK.

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REDEEMING SHARES

Redemption Fees

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES

REDEMPTION OPTIONS

Through a Financial Intermediary

Contact your financial intermediary.

Redemption proceeds will be sent in accordance with the wire instructions specified in the account application you provided AIS. AIS must receive your financial intermediary’s call before the day’s final NAV determination in order to effect the redemption at the day’s closing price.

By Telephone	A person who has been authorized to make transactions in the account application may make redemptions by telephone. AIS must receive your call before the day’s final NAV determination in order to effect the redemption at the day’s closing price. If you redeem by telephone, we will send the amount of the redemption proceeds in accordance with your pre-established instructions. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION OPTIONS

By A I M LINK®	Place your redemption request via A I M LINK. AIS must receive your financial intermediary’s call before the day’s final NAV determination in order to effect the redemption at the day’s closing price. If you redeem via A I M LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for A I M LINK instructions that are not genuine.

Redemptions by the Fund	If a Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

The Funds and their agents reserve the right at any time to:

■	Reject or cancel all or any part of any purchase order;
■	Modify any terms or conditions of purchase of shares of the Funds; or
■	Suspend, change or withdraw all or any part of the offer made by this prospectus.

Investors (Before August 14, 2003)

The chart in this section shows several convenient ways to invest in the Funds if you invest directly through AIS.

There is no charge to invest, exchange, or redeem shares when you make transactions directly through AIS. However, if you invest in a Fund through a securities broker or any other third party, you may be charged a commission or transaction fee for purchases of Fund shares. For all new accounts, please send a completed application form and specify the fund or funds you wish to purchase. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA Patriot Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the INVESCO fund verify and record your identifying information. You will receive a confirmation of this transaction and may contact AIS, the Funds’ transfer agent, to exchange into the fund you choose.

FMC reserves the right to increase, reduce, or waive each Fund’s minimum investment requirements in its sole discretion, if it determines this action is in the best interests of that Fund’s shareholders. FMC also reserves the right in its sole discretion to reject any order to buy Fund shares, including purchases by exchange. If an INVESCO fund determines that you have not provided a correct social security or other tax ID number on your account application, or the INVESCO fund is not able to verify your identity as required by law, the INVESCO fund may, at its discretion, redeem the account and distribute the proceeds to you.

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Please remember that if you pay by check, Automated Clearing House (“ACH”), or wire, and your funds do not clear, you will be responsible for any related loss to a Fund or AIS. If you are already an INVESCO funds shareholder, the Fund may seek reimbursement for any loss from your existing account(s).

Minimum Initial Investment: $1,000,000, which may be waived in certain cases.

Minimum Subsequent Investment: None.

The following chart shows several ways to invest in the Funds if you invest directly through AIS. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA Patriot Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

METHOD	INVESTMENT MINIMUM	PLEASE REMEMBER

By Check

Mail to:

AIM Investment Services, Inc.

P.O. Box 4739

Houston, TX 77210-4739

-or-

AIM Investment Services, Inc.

P.O. Box 173706

Denver, CO 80217-3706

You may also send your check by overnight courier to:

AIM Investment Services, Inc.

11 Greenway Plaza, Suite 100,

Houston, TX 77046

-or-

AIM Investment Services, Inc.

4350 South Monaco

Denver, CO 80237

	Please see minimum initial investment above.	Mail your completed account application and check to AIS. AIS does not accept cash, credit cards, travelers’ cheques, credit card checks, instant loan checks, money orders, or third party checks unless they are from another financial institution related to a retirement plan transfer.

By Wire You may send your payment by bank wire (call 1-800-959-4246 for instructions).	Please see minimum initial investment above.

Mail completed account application to the transfer agent. Call the transfer agent at
(800) 959-4246 to receive a reference number. Then, use the following wire instructions:

Beneficiary Bank ABA/Routing #: 113000609

Beneficiary Account Number: 00100366807

Beneficiary Account Name: A I M Fund
Services, Inc.

RFB: Fund Name, Reference #

OBI: Your Name, Account #

By Telephone With ACH

Call 1-800-959-4246 to request your purchase. Upon your telephone instructions, AIS will move money from your designated bank/credit union checking or savings account in order to purchase shares.

	Please see minimum initial investment above.	You must provide your bank account information to AIS prior to using this option.

By Internet Go to AIM’s Web site at aiminvestments.com.	Since the minimum initial investment for these Funds exceeds the maximum transaction amount on Internet transactions, you may only use the Internet for subsequent investments.	You will need a Web browser to use this service. Open your account using one of the methods described above. Access your account at aiminvestments.com. The proper bank instructions must have been provided on your account. You may not purchase shares in AIM prototype retirement accounts on the Internet.

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METHOD	INVESTMENT MINIMUM	PLEASE REMEMBER

By Exchange

Between the same class of any two INVESCO funds or certain classes of AIM funds and the shares of these funds. Call 1-800-525-8085 for prospectuses of other INVESCO funds or AIM funds. Exchanges may be made by telephone or at AIM’s Web site at aiminvestments.com. You may also establish an automatic monthly exchange service between two INVESCO funds or certain classes of AIM funds; call us for further details and the correct form.

	$100,000 for regular accounts.	See “Exchange Policy.”

Purchase of shares by check, other negotiable bank draft or bank wire received by AIS by 4:00 p.m. (Eastern Time) will begin to accrue dividends on the following business day. Similarly, if you request a check or other negotiable bank draft or wire when you redeem Funds shares, and the Advisor receives your request by 4:00 p.m. (Eastern Time), you will receive that day’s dividend.

Some shareholders may prefer to receive any current day’s dividend on the day they purchase Fund shares, and not receive any current day’s dividend on the day they redeem shares. Such transactions must be done by federal bank wire. In that case, you must contact AIS prior to 4:00 p.m. (Eastern Time), provide your federal bank reference number, specifically request that you receive that day’s dividend, and make sure that AIS receives the federal bank wire prior to 4:00 p.m. (Eastern Time). If you follow those steps, you will receive the current day’s dividend. Similarly, if you wish to redeem Fund shares and receive the proceeds by federal bank wire on the same day, you must contact AIS prior to 4:00 p.m. (Eastern Time), have previously provided instructions for wiring to your bank and specifically request that your payment be wired to you by federal bank wire on the same day. If you follow these steps, you will receive payment by federal bank wire, but will not receive that day’s dividend.

Exchange Policy. You may exchange your shares in either of the Funds for shares of the Investor Class in another INVESCO fund or into certain classes of another AIM Fund, on the basis of their respective NAVs at the time of the exchange.

FUND EXCHANGES CAN BE A CONVENIENT WAY FOR YOU TO DIVERSIFY YOUR INVESTMENTS, OR TO REALLOCATE YOUR INVESTMENTS WHEN YOUR OBJECTIVES CHANGE.	Before making any exchange, be sure to review the prospectuses of the funds involved and consider the differences between the funds. Also, be certain that you qualify to purchase certain classes of shares in the new fund. An exchange is the sale of shares from one fund immediately followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, you or your account qualifies as tax-deferred under the Internal Revenue Code). If the shares of the fund you are selling have gone up in value since you bought them, the sale portion of an exchange may result in taxable income to you.

We have the following policies governing exchanges:

■	Both AIM or INVESCO Fund accounts involved in the exchange must be registered in exactly the same name(s) and Social Security or federal tax I.D. number(s).
■	Currently, if you exceed 10 exchanges per calendar year, or an AIM or INVESCO fund or FMC determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each AIM or INVESCO fund and FMC reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders.
■	Effective on or about March 1, 2004, if you exceed four exchanges out of an AIM or INVESCO fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund and INVESCO U.S. Government Money Fund) per calendar year, or an AIM or INVESCO fund or FMC determines, in its sole discretion that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each AIM or INVESCO fund and FMC reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exception would be consistent with the best interests of shareholders. An exchange is the movement out of (redemption) one AIM or INVESCO fund and into (purchase) another AIM or INVESCO fund.
■	Under unusual market conditions, an AIM or INVESCO fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM or INVESCO funds or FMC may modify or terminate this privilege at any time. The AIM or INVESCO fund or FMC will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

In addition, the ability to exchange may be temporarily suspended at any time that sales of the Fund into which you wish to exchange are temporarily stopped.

12

Effective August 14, 2003, all references in this Prospectus to the terms exchange, exchanges, By Exchange, and Exchange Policy will apply only to existing shareholders of the Funds as of the close of business August 13, 2003 and all new shareholders of the Funds after that date will not be allowed to exchange shares of the Funds.

Internet Transactions. Investors may exchange and redeem shares of any INVESCO fund through AIM’s Web site. Since the minimum initial investment for these funds exceeds the maximum transaction amount on Internet transactions, you may only use the Internet for subsequent investments. To use this service, you will need a Web browser (presently Netscape version 4.0 or higher, Microsoft Internet Explorer version 4.0 or higher, or AOL version 5.0 or higher) and the ability to use AIM’s Web site. AIS will accept Internet purchase instructions only for exchanges or if the purchase price is paid to AIS through debiting your bank account. Internet cash redemptions will be paid only to the same bank account from which the payment to AIS originated. Other minimum transaction amounts are discussed in this Prospectus. You may also download an application to open an account from the Web site, complete it by hand, and mail it to AIS, along with a check.

AIS employs reasonable procedures to confirm that transactions entered into over the Internet are genuine. These procedures include the use of alphanumeric passwords, secure socket layering, encryption, and other precautions reasonably designed to protect the integrity, confidentiality and security of shareholder information. In order to enter into a transaction on AIM’s Web site, you will need an account number, your Social Security Number, and an alphanumeric password. If AIS follows these procedures, neither AIS, its affiliates nor any fund will be liable for any loss, liability, cost, or expense for following instructions communicated via the Internet that are reasonably believed to be genuine or that follow AIS’s security procedures. By entering into the user’s agreement with AIS to open an account through our Web site, you lose certain rights if someone gives fraudulent or unauthorized instructions to AIS that result in a loss to you.

Your Account Services

With the exception of householding, the following information pertains only to shareholders who hold their shares directly through AIS.

FMC PROVIDES YOU WITH SERVICES DESIGNED TO MAKE IT SIMPLE FOR YOU TO BUY, SELL, OR EXCHANGE YOUR SHARES OF ANY MUTUAL FUND.

Shareholder Accounts. Unless your account is held at a brokerage firm, AIS maintains your share account, which contains your current Fund holdings. The Funds do not issue share certificates.

Quarterly Investment Summaries. Each calendar quarter, you will receive a written statement which consolidates and summarizes account activity and value at the beginning and end of the period for each of your INVESCO funds.

Transaction Confirmations. You will receive detailed confirmations of individual purchases, exchanges, and sales. If you choose certain recurring transaction plans, your transactions are confirmed on your quarterly Investment Summaries.

Checkwriting. You may redeem shares of a Fund by check. We will provide personalized checks at no charge within thirty days of your account opening. Checks may be made payable to any party in any amount of $2,500 or more. Shares of the Fund will be redeemed to cover payment of the check. AIS reserves the right to institute a charge for this service upon notice to all shareholders. Further information about this option may be obtained from AIS.

Telephone Transactions. You may exchange and sell Fund shares by telephone, unless these privileges are specifically declined when the new account Application is filled out.

YOU CAN CONDUCT MOST TRANSACTIONS AND CHECK ON YOUR ACCOUNT THROUGH OUR TOLL-FREE TELEPHONE NUMBER. YOU MAY ALSO ACCESS PERSONAL ACCOUNT INFORMATION AT OUR WEB SITE, AIMINVESTMENTS.COM.	Unless you decline the telephone transaction privileges, when you fill out and sign the new account Application, a Telephone Transaction Authorization Form, or use your telephone transaction privileges, you lose certain rights if someone gives fraudulent or unauthorized instructions to AIS that result in a loss to you. In general, if AIS has followed reasonable procedures, such as recording telephone instructions and sending written transaction confirmations, AIS is not liable for following telephone instructions that it believes to be genuine. Therefore, you have the risk of loss due to unauthorized or fraudulent instructions.

Householding. To save money for the Funds, you may receive only one copy of a prospectus or financial report to each household address. This process, known as “householding,” is used for most required shareholder mailings. It does not apply to account statements. You may, of course, request an additional copy of a prospectus or financial report at any time by calling or writing AIS. You may also request that householding be eliminated from all your required mailings.

IRAs and Other Retirement Plans. Shares of any INVESCO or AIM mutual fund may be purchased for Individual Retirement Accounts (“IRAs”) and many other types of tax-deferred retirement plans. Please call AIS for information and forms to establish or transfer your existing retirement plan or account.

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How To Sell Shares

TO SELL SHARES AT THAT DAY’S CLOSING PRICE, YOU MUST CONTACT US BEFORE 4:00 P.M. EASTERN TIME.	The chart in this section shows several convenient ways to sell your Fund shares if you invest directly through AIS. If you invest in a Fund through a securities broker or any other third party, you may be charged a commission or transaction fee for sales of Fund shares. Shares of the Funds may be sold at any time at the next NAV calculated after your request to sell is received by AIS in proper form. Depending on Fund performance, the NAV at the time you sell your shares may be more or less than the price you paid to purchase your shares.

If you own shares in more than one INVESCO fund, please specify the fund whose shares you wish to sell and specify the class of shares. Remember that any sale or exchange of shares in a non-retirement account will likely result in a taxable gain or loss.

While AIS attempts to process telephone redemptions promptly, there may be times — particularly in periods of severe economic or market disruption — when you may experience delays in redeeming shares by telephone.

AIS usually forwards the proceeds from the sale of fund shares within seven days after we receive your request to sell in proper form. However, payment may be postponed under unusual circumstances — for instance, if normal trading is not taking place on the NYSE, or during an emergency as defined by the Securities and Exchange Commission. If your INVESCO fund shares were purchased by a check which has not yet cleared, payment will be made promptly when your purchase check does clear; that can take up to twelve business days.

The following chart shows several ways to sell your Fund shares if you invest directly through AIS.

METHOD	REDEMPTION MINIMUM	PLEASE REMEMBER

By Telephone Call us toll-free at 1-800-959-4246	$250 (or, if less, full liquidation of the account) for a redemption check.	AIS’s telephone redemption privileges may be modified or terminated in the future at AIS’s discretion. The maximum amount which may be redeemed by telephone is generally $250,000.

In Writing

Mail your request to:

AIM Investment Services, Inc.

P.O. Box 4739

Houston, TX 77210-4739

You may also send your request by overnight courier to:

AIM Investment Services, Inc.

11 Greenway Plaza, Suite 100

Houston, TX 77046

	Any amount.	The redemption request must be signed by all registered account owners. Payment will be mailed to your address as it appears on AIS’s records, or to a bank designated by you in writing.

By Check	$2,500 per check.	Personalized checks are available from AIS at no charge within 30 days of your account opening upon request. Checks may be payable to any party.

By Telephone With ACH Call 1-800-959-4246 to request your redemption.	$50	You must provide your bank account information to AIS prior to using this option. AIS will automatically pay the proceeds into your designated bank account.

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METHOD	REDEMPTION MINIMUM	PLEASE REMEMBER

By Internet Go to AIM’s Web site at aiminvestments.com.	$50	Place your redemption request at aiminvestments.com. You will be allowed to redeem by internet if (1) you do not hold physical share certificates; (2) you can provide proper identification information; (3) the proceeds of the redemption do not exceed $250,000; and (4) you have already provided proper bank information. AIM prototype retirement accounts may not be redeemed on the internet. The transfer agent must confirm your transaction during the hours of the customary trading session of the NYSE in order to effect the redemption at that day’s closing price. You will need a Web browser to use this service. AIS will automatically pay the proceeds into your designated bank account.

AIM 24-hour Automated Investor Line With ACH Automated transactions by telephone are available for redemptions and exchanges 24 hours a day. Simply call 1-800-246-5463.	$50	Be sure to write down the confirmation number provided to you. You must provide your bank account information to AIS prior to using this option. Automated transactions are limited to a maximum of $25,000.

Payment To Third Party Mail your request to: AIM Investment Services, Inc. P.O. Box 4739 Houston, TX 77210-4739	Any amount.	All registered account owners must sign the request, with signature guarantees from an eligible guarantor financial institution, such as a commercial bank or a recognized national or regional securities firm.

Because of the Funds’ expense structure, it costs as much to handle a small account as it does to handle a large one. If the value of your account in a Fund falls below $50,000 as a result of your actions (for example, sale of your Fund shares), the Fund reserves the right to sell all of your shares, send the proceeds of the sale to you, and close your account. Before this is done, you will be notified and given sixty days to increase the value of your account to $50,000 or more.

It is possible that in the future conditions may exist which would make it undesirable for a Fund to pay for redeemed shares in cash. In such cases, the trustees of the Funds may authorize payment to be made in portfolio securities or other property of the applicable Fund. However, we are obligated under the Investment Company Act of 1940 to redeem for cash all shares of a Fund presented for redemption by any one shareholder up to $250,000 (or 1% of the applicable Fund’s net assets if that is less) in any ninety-day period. Securities delivered in payment of redemptions are valued at fair market value as determined in good faith by the trustees of the Funds. Shareholders receiving such securities are likely to incur brokerage costs on their subsequent sales of such securities. To date, the Funds have always paid for redeemed shares in cash.

*Place your redemption request at aiminvestments.com. You will be allowed to redeem by internet if (1) you do not hold physical share certificates; (2) you can provide proper identification information; (3) the proceeds of the redemption do not exceed $250,000; and (4) you have already provided proper bank information. AIM prototype retirement accounts may not be redeemed on the internet. The transfer agent must confirm your transaction during the hours of the customary trading session of the NYSE in order to effect the redemption at that day’s closing price.

Dividends And Taxes

TO AVOID BACKUP WITHHOLDING, BE SURE WE HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER. WE WILL PROVIDE YOU WITH DETAILED INFORMATION EVERY YEAR ABOUT YOUR DIVIDENDS.

Everyone’s tax status is unique. We encourage you to consult your own tax adviser on the tax impact to you of investing in the Funds.

Each Fund earns ordinary or investment income from interest on its investments. The Funds expect to distribute substantially all of this investment income, less Fund expenses, to shareholders. You will ordinarily earn income on each day you are invested in one of the Funds, and that income is paid by the Fund to you once a month. Dividends are automati-cally reinvested in additional shares of a Fund at the net asset value on the monthly dividend distribution date, unless you request that dividends be paid in cash.

Unless you are (or your account is) exempt from income taxes, you must include all dividends paid to you by Treasurer’s Money Market Reserve Fund in your taxable income for federal, state, and local income tax purposes. Dividends and other distributions

15

usually are taxable whether you receive them in cash or automatically reinvest them in shares of the distributing Fund or other funds.

Substantially all of the dividends that you receive from Treasurer’s Tax-Exempt Reserve Fund are expected to be exempt from federal income taxes, but there is no assurance that this will be the case. For the fiscal period ended August 31, 2003, 98.84% of the dividends declared by this Fund were exempt from federal income taxes. There is no assurance that this will be the case in future years. Dividends that you receive from Treasurer’s Tax-Exempt Reserve Fund may be subject to state and local taxes, or to the federal Alternative Minimum Tax.

If you have not provided AIS with complete, correct tax information, the Funds are required by law to withhold from your distributions, and any money that you receive from the sale of shares of the Funds, backup withholding tax at the rate in effect on the date of the transaction.

Unless your account is held through a financial intermediary, we will provide you with detailed information about your dividends, and the tax status of your dividends, that is required for you to complete your yearly tax filings.

16

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of each Fund for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Treasurer’s Series Funds, Inc.’s 2003 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. Prior to November 25, 2003, INVESCO Treasurer’s Money Market Reserve Fund and INVESCO Treasurer’s Tax-Exempt Reserve Fund, two of the series portfolios of AIM Treasurer’s Series Trust, were series portfolios of a Maryland corporation named AIM Treasurer’s Series Funds, Inc. (formerly, INVESCO Treasurer’s Series Funds, Inc.). This Report is available without charge by contacting AIM Investment Services, Inc. at the address or telephone number on the back cover of this Prospectus.

	PERIOD ENDED AUGUST 31		YEAR ENDED MAY 31			PERIOD ENDED MAY 31	YEAR ENDED DECEMBER 31

	2003(a)		2003	2002	2001	2000	1999(b)		1998

TREASURER’S MONEY MARKET RESERVE FUND

PER SHARE DATA

Net Asset Value — Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00

INCOME FROM INVESTMENT OPERATIONS

Net Investment Income(c)	0.00		0.01	0.02	0.06	0.05	0.02		0.05

Net Realized Gain on Securities(d)	0.00		0.00	0.00	0.00	0.00	0.00		0.00

Total From Investment Operations	0.00		0.01	0.02	0.06	0.05	0.02		0.05

Less Dividends(c)	0.00		0.01	0.02	0.06	0.05	0.02		0.05

Net Asset Value — End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00

TOTAL RETURN	0.24%(e	)	1.35%	2.37%	6.03%	5.55%	1.90%(e	)	5.46%

RATIOS

Net Assets — End of Period ($000 Omitted)	$861,491		$493,553	$767,528	$1,428,016	$1,185,282	$52,396		$34,236

Ratio of Expenses to Average Net Assets(f)	0.21%(g	)	0.25%	0.25%	0.25%	0.25%	0.25%(g	)	0.25%

Ratio of Net Investment Income to Average Net Assets(f)	0.95%(g	)	1.35%	2.53%	5.89%	5.84%	4.78%(g	)	5.35%

(a)	From June 1, 2003 to August 31, 2003, the Fund’s current fiscal year end.
(b)	From January 1, 1999 to May 31, 1999.
(c)	Net Investment Income and Less Dividends to shareholders aggregated less than $0.01 per share for the period ended August 31, 2003.
(d)	Net Realized Gains on Securities aggregated less than $0.01 per share for the period ended August 31, 2003.
(e)	Based on operations for the period shown and, accordingly, is not representative of a full year.
(f)	Various expenses of the Fund were voluntarily absorbed by the Advisor for the period ended August 31, 2003. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.25% (annualized), and ratio of net investment income to average net assets would have been 0.91% (annualized).
(g)	Annualized

17

Financial Highlights (continued)

	PERIOD ENDED AUGUST 31		YEAR ENDED MAY 31				PERIOD ENDED MAY 31		YEAR ENDED DECEMBER 31

	2003(a)		2003	2002	2001	2000	1999(b)		1998

TREASURER’S TAX-EXEMPT RESERVE FUND

PER SHARE DATA

Net Asset Value — Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00

INCOME AND DISTRIBUTIONS FROM INVESTMENT OPERATIONS

Net Investment Income Earned and Distributed to Shareholders(c)	0.00		0.01	0.02	0.04	0.04	0.01		0.03

Net Asset Value — End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$1.00

TOTAL RETURN	0.21%(d	)	1.19%	1.81%	3.89%	3.58%	1.16%(d	)	3.49%

RATIOS

Net Assets — End of Period ($000 Omitted)	$44,164		$45,013	$67,406	$59,638	$66,138	$30,374		$36,707

Ratio of Expenses to Average Net Assets	0.25%(e	)	0.25%	0.25%	0.25%	0.25%	0.25%(e	)	0.25%

Ratio of Net Investment Income to Average Net Assets	0.85%(e	)	1.19%	1.80%	3.81%	3.59%	2.92%(e	)	3.38%

(a)	From June 1, 2003 to August 31, 2003, the Fund’s current fiscal year end.
(b)	From January 1, 1999 to May 31, 1999.
(c)	Net Investment Income Earned and Distributed to Shareholders aggregated less than $0.01 per share for the period ended August 31, 2003.
(d)	Based on operations for the period shown and, accordingly, is not representative of a full year.
(e)	Annualized

18

November 25, 2003

AIM TREASURER’S SERIES TRUST

INVESCO TREASURER’S MONEY MARKET RESERVE FUND

INVESCO TREASURER’S TAX-EXEMPT RESERVE FUND

You may obtain additional information about the Funds from several sources:

Financial Reports. Although this Prospectus describes the Funds’ anticipated investments and operations, the Funds also prepare annual and semiannual reports that detail the Funds’ actual investments at the report date. These reports include discussion of each Fund’s recent performance, as well as market and general economic trends affecting each Fund’s performance. The annual report also includes the report of the Funds’ independent accountants.

Statement of Additional Information. The SAI dated November 25, 2003 is a supplement to this Prospectus, and has detailed information about the Funds and their investment policies and practices. A current SAI for the Funds is on file with the Securities and Exchange Commission and is incorporated into this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

Internet. The current Prospectus of the Funds may be accessed through the AIM Web site at aiminvestments.com. In addition, the Prospectus, SAI, annual report, and semiannual report of the Funds are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report, or semiannual report, write to AIM Investment Services, Inc., P.O. Box 0843, Houston, Texas 77001-0843; or call 1-800-659-1005. Copies of these materials are also available (with a copying charge) from the SEC’s Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling  1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Funds are 811-5460 and 033-19862.

I-TST-PRO-2

1-800-525-8085

Personal Account Line: 1-800-424-8085

Advisor Services: 1-800-959-4246

AIMinvestments.com

Effective 7/1/03, Fund Management Company

became the distributor of these funds

11 Greenway Plaza, Suite 100

Houston, Texas 77046

I-TST-PRO-2  11/03

STATEMENT OF ADDITIONAL INFORMATION

AIM TREASURER’S SERIES TRUST

INVESCO Treasurer’s Money Market Reserve Fund

INVESCO Treasurer’s Tax-Exempt Reserve Fund

Address:	Mailing Address:

11 Greenway Plaza	P. O. Box 0843
Suite 100	Houston, TX 77001-0843
Houston, TX 77046-173

Telephone:

In continental U.S., 1-800-659-1005

November 25, 2003

A Prospectus for INVESCO Treasurer’s Money Market Reserve and INVESCO Treasurer’s Tax-Exempt Reserve Funds (each a “Fund” and collectively the “Funds”) dated November 25, 2003 provides the basic information you should know before investing in a Fund. This Statement of Additional Information (“SAI”) is incorporated by reference into the Funds’ Prospectus; in other words, this SAI is legally part of the Funds’ Prospectus. Although this SAI is not a prospectus, it contains information in addition to that set forth in the Prospectus. It is intended to provide additional information regarding the activities and operations of the Funds and should be read in conjunction with the Prospectus. The financial statements for the Funds for the fiscal year ended May 31, 2003 and the fiscal period ended August 31, 2003 are incorporated herein by reference from INVESCO Treasurer’s Series Funds, Inc.’s Annual Report to Shareholders dated May 31, 2003. Please note the fiscal year end of each Fund has been changed to August 31. Prior to November 25, 2003, the Funds were each a series portfolio of a Maryland corporation named AIM Treasurer’s Series Funds, Inc. (formerly, INVESCO Treasurer’s Series Funds, Inc.).

You may obtain, without charge, the current Prospectus, SAI, and annual and semiannual reports of the Funds by writing to AIM Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by calling 1-800-347-4246. The Prospectus of the Funds is also available through AIM’s website at aiminvestments.com.

The Trust

AIM Treasurer’s Series Trust (the “Trust”) was organized as a Delaware statutory trust on July 24, 2003. Pursuant to shareholder approval obtained at a shareholder meeting held on October 21, 2003, each series of AIM Treasurer’s Series Funds, Inc.(“Company”) was redomesticated as a new series of the Trust on November 25, 2003. Prior to October 1, 2003, the name of the Company was INVESCO Treasurer’s Series Funds, Inc.

INVESCO Treasurer’s Series Funds, Inc. was incorporated as INVESCO Treasurer’s Series Funds, Inc. on March 17, 1999, under the laws of Maryland. On May 28, 1999, it assumed all of the assets and liabilities of INVESCO Treasurer’s Series Trust, which was organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust on January 27, 1988.

The Trust is an open-end, diversified, no-load management investment company currently consisting of two portfolios of investments consisting of one class: INVESCO Treasurer’s Money Market Reserve Fund and INVESCO Treasurer’s Tax-Exempt Reserve Fund (each a “Fund” and, collectively, the “Funds”) and a third portfolio consisting of two classes: INVESCO Stable Value Fund – Institutional Class and Class R. Additional funds may be offered in the future.

“Open-end” means that each Fund issues an indefinite number of shares which it continuously offers to redeem at net asset value per share (“NAV”). A “management” investment company actively buys and sells securities for the portfolio of each Fund at the direction of a professional manager. Open-end management investment companies (or one or more series of such companies, such as the Funds) are commonly referred to as mutual funds. The Funds do not charge sales fees to purchase their shares.

Investments, Policies, and Risks

The principal investments and policies of the Funds are discussed in the Prospectus of the Funds. The investment objective of each Fund is to achieve as high a level of current income as is consistent with the preservation of capital, the maintenance of liquidity, and investing in high-quality debt instruments. Each Fund’s assets are invested in securities having maturities of 397 days or less, and the dollar-weighted average maturity of the portfolio will not exceed ninety days. The Funds buy only securities determined by the Funds’ Advisor (as defined herein), the Funds’ sub-advisor, pursuant to procedures approved by the Trust’s Board of Trustees (“Board”), to be of high quality with minimal credit risk and to be eligible for investment by the Funds under applicable U.S. Securities and Exchange Commission (“SEC”) rules. See Appendix A for descriptions of the Funds’ investment instruments referred to below, as well as discussions of the degrees of risk involved in such investment instruments.

INVESCO Treasurer’s Money Market Reserve Fund

Treasurer’s Money Market Reserve Fund attempts to achieve its objective by investing in debt securities, including short-term money market instruments issued or guaranteed by the U.S. government or its agencies or instrumentalities, obligations of financial institutions, which may include demand features (such as the following instruments determined to be readily marketable by the Advisor: certificates of deposit, time deposits and bankers’ acceptances of domestic and foreign banks, and funding agreements issued by domestic insurance companies), corporate debt securities other than commercial paper, and loan participation agreements. Corporate debt securities acquired by the Fund must be rated by at least two nationally recognized statistical rating organizations (“NRSROs”), generally Standard & Poor’s (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”), in one of the two highest rating categories (AAA or AA by S&P or Aaa or Aa by Moody’s), or where the obligation is rated only by S&P or Moody’s, and not by any other NRSRO, such obligation is rated AAA or AA by S&P, or Aaa or Aa by Moody’s. The Fund limits purchases of instruments issued by banks to those instruments which are rated in one of the two highest categories by an NRSRO. The Fund also limits investments in foreign bank obligations to U.S. dollar denominated obligations of foreign banks. From time to time, on a temporary basis for defensive purposes, the Fund may hold cash.

Commercial paper acquired by the Fund must be rated by at least two NRSROs, generally S&P and Moody’s, in the highest rating category (A-1 by S&P or P-1 by Moody’s), or, where the obligation is rated by only S&P or Moody’s and not by any other NRSRO, such obligation is rated A-1 or P-1. Money market instruments purchased by the Fund which are not rated by any NRSRO must be determined by the Advisor to be of equivalent credit quality to the rated securities in which the Fund may invest. In the Advisor’s opinion, obligations that are not rated are not necessarily of lower quality than those which are rated; however, they may be less marketable and typically may provide higher yields. The Fund invests in unrated securities only when such an investment is in accordance with the Fund’s investment objective of achieving a high level of current income and when such investment will not impair the Fund’s ability to comply with requests for redemptions.

Loan Participation Interests — Treasurer’s Money Market Reserve Fund may purchase loan participation interests in all or part of specific holdings of corporate debt obligations. The issuer of such debt obligations is also the issuer of the loan participation interests into which the obligations have been apportioned. The Fund will purchase only loan participation interests issued by companies whose commercial paper is currently rated in the highest rating category by at least two NRSROs, generally S&P and Moody’s (A-1 by S&P or P-1 by Moody’s), or where such instrument is rated only by S&P or Moody’s and not by any other NRSRO, such instrument is rated A-1 or P-1. Such loan participation interests will only be purchased from banks which meet the criteria for banks discussed above and registered broker-dealers or registered government securities dealers which have outstanding commercial paper or other short-term debt obligations rated in the highest rating category by at least two NRSROs or by one NRSRO if such obligation is rated by only one NRSRO. Such banks and security dealers are not guarantors of the debt obligations represented by the loan participation interests, and therefore are not responsible for satisfying such debt obligations in the event of default. Additionally, such banks and securities dealers act merely as facilitators, with regard to repayment by the issuer, with no authority to direct or control repayment. The Fund will attempt to ensure that there is a readily available market for all of the loan participation interests in which it invests. The Fund’s investments in loan participation interests for which there is not a readily available market are considered to be investments in illiquid securities.

Variable or Floating Rate Instruments — The Fund may invest in Eligible Securities, as defined in Rule 2a-7 under the Investment Company Act of 1940 (the “1940 Act”), which have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. Variable or floating interest rates generally reduce changes in the market price of securities from their original price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate securities than for fixed rate obligations.

Municipal Securities — Municipal securities include debt obligations of states, territories or possessions of the United States and District of Columbia and their political subdivisions, agencies and instrumentalities, issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, and water and sewer works.

Certificates of Deposit in Foreign Banks and U.S. Branches of Foreign Banks — Treasurer’s Money Reserve Fund may maintain time deposits in and invest in U.S. dollar denominated certificates of deposit issued by foreign banks and U.S. branches of foreign banks. The Fund limits investments in foreign bank obligations to U.S. dollar denominated obligations of foreign banks.

Investments in foreign securities involve special considerations. There is generally less publicly available information about foreign issuers since many foreign countries do not have the same disclosure and reporting requirements as are imposed by the U.S. securities laws. Moreover, foreign issuers are generally not bound by uniform accounting and auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Such investments may also entail the risks of possible imposition of dividend withholding or confiscatory taxes, possible currency blockage or transfer restrictions, expropriation, nationalization, or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries.

The Fund may also invest in bankers’ acceptances, time deposits, and certificates of deposit of U.S. branches of foreign banks and foreign branches of U.S. banks. Investments in instruments of U.S. branches of foreign banks will be made only with branches that are subject to the same regulations as U.S. banks. Investments in instruments issued by a foreign branch of a U.S. bank will be made only if the investment risk associated with such investment is the same as that involving an investment in instruments issued by the U.S. parent, with the U.S. parent unconditionally liable in the event that the foreign branch fails to pay on the investment for any reason.

Insurance Funding Agreements — The Fund may also invest in funding agreements issued by domestic insurance companies. Such funding agreements will only be purchased from insurance companies which have outstanding an issue of long-term debt securities rated AAA or AA by S&P, or Aaa or Aa by Moody’s. In all cases, the Fund will attempt to obtain the right to demand payment, on not more than seven days’ notice, for all or any part of the amount subject to the funding agreement, plus accrued interest. The Fund intends to execute its right to demand payment only as needed to provide liquidity to meet redemptions, or to maintain a high quality investment portfolio. The Fund’s investments in funding agreements that do not have this demand feature, or for which there is not a readily available market, are considered to be investments in illiquid securities.

U.S. Government Securities — The Fund may, from time to time, purchase debt securities issued by the U.S. government. These securities include Treasury bills, notes, and bonds. Treasury bills have a maturity of one year or less, Treasury notes generally have a maturity of one to ten years, and Treasury bonds generally have maturities of more than ten years.

U.S. government debt securities also include securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some obligations of U.S. government agencies, which are established under the authority of an act of Congress, such as Government National Mortgage Association (“GNMA”) Participation Certificates, are supported by the full faith and credit of the U.S. Treasury. GNMA Certificates are mortgagebacked securities representing part ownership of a pool of mortgage loans. These loans issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A “pool” or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. government. The market value of GNMA Certificates is not guaranteed. GNMA Certificates are different from bonds because principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity, as is the case with a bond. GNMA Certificates are called “pass-through” securities because both interest and principal payments (including prepayments) are passed through to the holder of the GNMA Certificate.

Other United States government debt securities, such as securities of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury. Others, such as bonds issued by Fannie Mae, a federally chartered private corporation, are supported only by the credit of the corporation. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the agency issuing or guaranteeing the obligation in the event the agency or instrumentality does not meet its commitments. The U.S. government may choose not to provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not legally obligated to do so. The Fund will invest in securities of such instrumentalities only when the Advisor is satisfied that the credit risk with respect to any such instrumentality is comparatively minimal.

The U.S. government may choose not to provide financial support to U.S. government sponsored agencies or instrumentalities if it is not legally obligated to do so.

INVESCO Treasurer’s Tax-Exempt Reserve Fund

Treasurer’s Tax-Exempt Reserve Fund will attempt to achieve its objective by investing in short-term debt securities, the interest on which is exempt from federal taxation, including short-term municipal obligations, such as tax anticipation notes, revenue anticipation notes, and bond anticipation notes; tax-exempt commercial paper; and variable rate demand notes. It is the intention of this Fund to qualify to pay exempt-interest dividends for federal tax purposes. There can be no assurance that this Fund will qualify each year to pay exempt-interest dividends.

It is a fundamental policy of the Fund that, under normal market conditions, it will have at least 80% of its net assets invested in municipal obligations that, based on the opinion of counsel to the issuer, pay interest free from federal income tax. It is the Fund’s present intention (but not a fundamental policy) to invest its assets so that substantially all of its annual income will be tax-exempt. This Fund may invest in municipal obligations whose interest income may be specially treated as a tax preference item under the Alternative Minimum Tax (“AMT”). Securities that generate income that is a tax preference item may not be counted towards the 80% tax exempt threshold described above. Tax-exempt income may result in an indirect tax preference item for corporations, which may subject an investor to liability under the AMT depending on its particular situation. This Fund, however, will not invest more than 20% of its net assets in obligations, the interest from which gives rise to a preference item for the purpose of the AMT and in other investments subject to federal income tax. Distributions from this Fund may be subject to state and local taxes.

Municipal bonds purchased by the Fund must be rated by at least two NRSROs—generally S&P and Moody’s—in the highest rating category (AAA or AA by S&P or Aaa or Aa by Moody’s), or by one NRSRO if such obligations are rated by only one NRSRO. Municipal notes or municipal commercial paper must be rated in the highest rating category by at least two NRSROs, or where the note or paper is rated only by one NRSRO, in the highest rating category by that NRSRO. If a security is unrated, the Fund may invest in such security if INVESCO determines, in an analysis similar to that performed by Moody’s or S&P in rating similar securities and issuers, that the security is comparable to that eligible for investment by the Fund.

Guarantees — The Fund may acquire a right to sell an obligation to another party at a guaranteed price approximating par value, either on demand or at specified intervals. The right to sell may form part of the obligation or be acquired separately by the Fund. These rights may be referred to as demand features, guarantees or puts, depending on their characteristics (collectively referred to as “Guarantees”), and may involve letters of credit or other credit support arrangements supplied by domestic or foreign banks supporting the other party’s ability to purchase the obligation from the Fund. The Fund will acquire Guarantees solely to facilitate portfolio liquidity and does not intend to exercise them for trading purposes. In considering whether an obligation meets the Fund’s quality standards, the Fund may look to the creditworthiness of the party providing the right to sell or to the quality of the obligation itself. The acquisition of a Guarantee will not affect the valuation of the underlying obligation which will continue to be valued in accordance with the amortized cost method of valuation.

Temporary Defensive Position — From time to time, on a temporary basis for defensive purposes, the Fund may also hold 100% of its assets in cash or invest in taxable short term investments (“taxable investments”), including obligations of the U.S. government, its agencies or instrumentalities; commercial paper limited to obligations which are rated by at least two NRSROs - generally S&P and Moody’s - in the highest rating category (A-1 by S&P and P-1 by Moody’s), or by one NRSRO if such obligations are rated by only one NRSRO; certificates of deposit of U.S. banks, including foreign branches of U.S. banks meeting the criteria described in the discussion above in the “Investments, Policies, and Risks” of Treasurer’s Money Market Reserve Fund; time deposits; and repurchase agreements with respect to any of the foregoing with registered broker-dealers, registered government securities dealers or banks.

Other Policies Relevant to the Funds

Repurchase Agreements — The Funds may enter into repurchase agreements (“REPOs”), and reverse repurchase agreements. This is a way to invest money for short periods. A REPO is an agreement under which a Fund acquires a debt security and then resells it to the seller at an agreed-upon price and date (normally, the next business day). The repurchase price represents an interest rate effective for the short period the debt security is held by a Fund, and is unrelated to the interest rate on the underlying debt security. A repurchase agreement is often considered a loan collateralized by securities. The collateral securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement. The collateral securities are held by a Fund’s custodian bank until the repurchase agreement is completed.

The Funds may enter into repurchase agreements and reverse repurchase agreements with financial institutions that are creditworthy under standards established by the Trust’s Advisor. The Advisor must use these standards to review the creditworthiness of any financial institution that is a party to a REPO. REPOs maturing in more than seven days are considered illiquid securities.

As noted above, the Funds use REPOs as a means of investing cash for short periods of time. Although REPOs are considered to be highly liquid and comparatively low-risk, the use of REPOs does involve some risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss on the sale of the collateral security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by a Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed. Finally, it is possible that a Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. See Appendix A to this SAI for a discussion of these agreements and the risks involved with such transactions.

Asset-Backed Securities — Asset-backed securities represent interests in pools of consumer loans. These pools of loans can be pools of other consumer debt, such as credit card receivables. Asset-backed securities generally are structured as “pass-through” securities, which means that principal and interest payments on the underlying loans are passed through to the holder of the security. Although an asset-backed security may be supported by letters of credit and other credit enhancements, its value ultimately depends upon the payment by individuals who owe money on the underlying loans. The underlying loans usually allow prepayments, which can shorten the securities’ weighted average life and may lower their returns. This most frequently occurs when interest rates drop and large numbers of persons refinance their debts. Similarly, if the credit support or enhancement is exhausted, losses or delays in payment may result if the required payments of principal and interest are not made. The value of these securities also may change because of changes in the market’s perception of the creditworthiness of the servicing agent for the pool, the originator of the pool or the financial institution providing the credit support or enhancement.

Illiquid Securities — Securities which do not trade on stock exchanges or in the over-the-counter market, or have restrictions on when and how they may be sold, are generally considered to be “illiquid.” An illiquid security is one that a Fund may have difficulty — or may even be legally precluded from — selling at any particular time. A Fund may invest in illiquid securities, including restricted securities and other investments which are not readily marketable. A Fund does not currently intend to purchase any such security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of this restriction.

The principal risk of investing in illiquid securities is that a Fund may be unable to dispose of them at the time desired or at a reasonable price. In addition, in order to resell a restricted security, a Fund might have to bear the expense and incur the delays associated with registering the security with the SEC, and otherwise obtaining listing on a securities exchange or in the over-the-counter market.

Section 4(2) and Rule 144A Securities — A Fund also may invest in securities that can be resold to institutional investors pursuant to Section 4(2) or Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”). In recent years, a large institutional market has developed for many such securities. Institutional investors generally cannot sell these such securities to the general public but instead will often depend on an efficient institutional market in which securities can readily be resold to other institutional investors, or on an issuer’s ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions does not necessarily mean that such securities are illiquid. Institutional markets for these may provide both reliable market values for them and enable a Fund to sell such an investment when appropriate. For this reason, the Trust’s Board has concluded that if a sufficient institutional trading market exists for a given security, it may be considered “liquid,” and not subject to a Fund’s limitations on investment in restricted securities. The Board has given the Advisor the day-to-day authority to determine the liquidity of Section 4(2) and Rule 144A Securities, according to guidelines approved by the Board. The principal risk of investing in these Securities is that there may be an insufficient number of qualified institutional buyers interested in purchasing a security held by a Fund, and the Fund might be unable to dispose of such security promptly or at reasonable prices.

When-Issued/Delayed Delivery — The Funds normally buy and sell securities on an ordinary settlement basis. That means that the buy or sell order is sent, and a Fund actually takes delivery or gives up physical possession of the security on the “settlement date,” which is three business days later. However, each Fund also may purchase and sell up to 10% of its respective assets on a when-issued or delayed delivery basis.

When-issued or delayed delivery transactions occur when securities are purchased or sold by a Fund and payment and delivery take place at an agreed-upon time in the future. The Funds may engage in this practice in an effort to secure an advantageous price and yield. However, the yield on a comparable security available when delivery actually takes place may vary from the yield on the security at the time the when-issued or delayed delivery transaction was entered into. When a Fund engages in when-issued and delayed delivery transactions, it relies on the seller or buyer to consummate the sale at the future date. If the seller or buyer fails to act as promised, that failure may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. No payment or delivery is made by a Fund until it receives delivery or payment from the other party to the transaction. However, fluctuation in the value of the security from the time of commitment until delivery could adversely affect a Fund.

Diversification — The Trust is a diversified investment company under the 1940 Act. Except to the extent permitted under Rule 2a-7 of the 1940 Act or any successor rule thereto, no more than 5% of the value of each Fund’s total assets can be invested in the securities of any one issuer. This 5% issuer diversification restriction does not apply to cash, cash items, or securities issued or guaranteed by the U.S. government.

Portfolio Securities Loans — The Trust, on behalf of each of the Funds, may lend limited amounts of the Funds’ portfolio securities (not to exceed 33 1/3% of a Fund’s total assets). Because there could be delays in recovery of loaned securities or even a loss of rights in collateral should the borrower fail financially, loans will be made only to firms deemed by the Advisor to be of good standing and will not be made unless, in the judgment of the Advisor, the consideration to be earned from such loans would justify the risk. The Advisor will evaluate the creditworthiness of such borrowers in accordance with procedures adopted and monitored by the board of trustees. It is expected that the Trust, on behalf of the applicable Fund, will use the cash portions of loan collateral to invest in short-term income producing securities for the Fund’s account and that the Trust may share some of the income from these investments with the borrower. See “Portfolio Securities Loans” at Appendix A to this SAI.

Investment Restrictions

The investment restrictions set forth below have been adopted by each respective Fund and, unless identified as non-fundamental policies, may not be changed without the affirmative vote of a majority of the outstanding voting securities of that Fund. As provided in the 1940 Act, a “vote of a majority of the outstanding securities of the Fund” means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except with respect to borrowing, changes in values of a particular Fund’s assets will not cause a violation of the following investment restrictions so long as percentage restrictions are observed by such Fund at the time it purchases any security. Each Fund may not:

1. purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, municipal securities or securities issued or guaranteed by domestic banks, including U.S. branches of foreign banks and foreign branches of U.S. banks) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry;

2. except to the extent permitted under Rule 2a-7 of the 1940 Act, or any successor rule thereto, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (i) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

3. underwrite securities of other issuers, except insofar as it may be deemed to be an underwriter under the Securities Act of 1933 (the “1933 Act”), as amended, in connection with the disposition of the Fund’s portfolio securities;

4. borrow money, except that the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

5. issue senior securities, except as permitted under the 1940 Act;

6. lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements;

7. purchase or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments; or

8. purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

9. Each Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by the Advisor or an affiliate or a successor thereof, with substantially the same fundamental investment objective, policies, and limitations as the Fund.

In addition, each Fund has the following non-fundamental policies, which may be changed without shareholder approval:

A. The Fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that (i) this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments, (ii) the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and (iii) the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments.

B. The Fund may borrow money only from a bank or from an open-end management investment company managed by the Advisor or an affiliate or a successor thereof for temporary or emergency purposes (not for leveraging or investing) or by engaging in reverse repurchase agreements with any party (reverse repurchase agreements will be treated as borrowings for purposes of fundamental limitation (4)).

C. The Fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

D. The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund’s investment objective and policies and permissible under the 1940 Act.

E. With respect to fundamental limitation (1), domestic and foreign banking will be considered to be different industries.

In addition, with respect to a Fund that may invest in municipal obligations, the following non-fundamental policy applies, which may be changed without shareholder approval:

Each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality, and authority thereof, and each multi-state agency of which a state is a member is a separate “issuer.” When the assets and revenues of an agency, authority, instrumentality, or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an Industrial Development Bond or Private Activity Bond, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be deemed to be the sole issuer.

Management of the Funds

The Investment Advisor

On November 25, 2003, the series portfolios of AIM Treasurer’s Series Funds, Inc., a Maryland corporation (the “Company”), were redomesticated into series portfolios of AIM Treasurer’s Series Trust, a Delaware statutory trust. Prior to November 25, 2003, INVESCO Funds Group, Inc. (“INVESCO”) served as the investment advisor for each series portfolio of the Company.

Prior to June 1, 1999, INVESCO Capital Management, Inc., a division of INVESCO, Inc., (“ICM”) was investment advisor to the Funds.

Effective November 25, 2003, A I M Advisors, Inc. (“AIM”) will serve as the investment advisor for each Fund. INVESCO and AIM are referred to herein, as appropriate, as the “Advisor.”

AIM, located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, was organized in 1976 and along with its subsidiaries, manages or advises over 190 investment portfolios, encompassing a broad range of investment objectives. AIM is a direct wholly-owned subsidiary of AIM Management Group, Inc. (“AIM Management”), a holding company that has been engaged in the financial services business since 1976.

AIM and INVESCO are indirect, wholly-owned subsidiaries of AMVESCAP PLC, a publicly traded holding company. Through its subsidiaries, AMVESCAP PLC engages in the business of investment management on an international basis. AMVESCAP PLC is one of the largest independent investment management businesses in the world, with approximately $345.2 billion in assets under management as of September 30, 2003.

AMVESCAP PLC’s North American subsidiaries include:

AMVESCAP Retirement, Inc. (“ARI”), Atlanta, Georgia, develops and provides domestic and international defined contribution retirement plan services to plan sponsors, institutional retirement plan sponsors, and institutional plan providers.

AMVESCAP National Trust Company (formerly known as Institutional Trust Company, doing business as INVESCO Trust Company) (ANTC), a wholly-owned subsidiary of ARI, maintains an institutional retirement trust containing 34 collective trust funds designed specifically for qualified plans. ANTC provides retirement account custodian and/or trust services for individual retirement accounts (“IRAs”) and other retirement plan accounts. ANTC acts as a directed, non-discretionary trustee or custodian for such plans.

INVESCO Institutional, located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, manages individualized investment portfolios of equity, fixed-income, and real estate securities for institutional clients, including mutual funds and collective investment entities. INVESCO Institutional includes the following Divisions:

INVESCO Capital Management Division, Atlanta, Georgia, manages institutional investment portfolios, consisting primarily of discretionary employee benefit plans for corporations and state and local governments, and endowment funds.

INVESCO National Asset Management Division, Atlanta, Georgia, provides investment advisory services to employee pension and profit sharing plans, endowments and foundations, public plans, unions (Taft-Hartley), mutual funds and individuals.

INVESCO Fixed Income/Stable Value Division, Louisville, Kentucky, provides customized low volatility fixed income solutions to 401(k), 457, and other tax qualified retirement plans.

INVESCO Financial Institutions Group, Atlanta, Georgia, provides investment management services through separately managed account programs offered by brokerage firms.

INVESCO Structured Products Group, New York, New York, is responsible for tactical asset allocation and managed futures products, and quantitative stock selection products. This group develops forecasting models for domestic stock and bond markets and manages money for clients in products based on these forecasting models.

INVESCO Realty Advisors Division, Dallas, Texas, is responsible for providing advisory services to discretionary and non-discretionary accounts with respect to investments in real estate, mortgages, private real estate partnership interests, REITS, and publicly traded stocks of companies deriving substantial revenues from real industry activities.

INVESCO Multiple Asset Strategies Group, Atlanta, Georgia, maintains a complex set of fundamentally based quantitative models used as a primary basis for asset allocation decisions. The group’s main product is global asset allocation.

A I M Advisors, Inc., Houston, Texas, provides investment advisory and administrative services for retail and institutional mutual funds.

A I M Capital Management, Inc., Houston, Texas, provides investment advisory services to individuals, corporations, pension plans, and other private investment advisory accounts, and also serves as a sub-advisor to certain retail and institutional mutual funds, one Canadian mutual fund, and one portfolio of an open-end registered investment company that is offered to separate accounts of insurance companies.

A I M Distributors, Inc. and Fund Management Company, Houston, Texas, are registered broker-dealers that act as the principal underwriters for retail and institutional mutual funds.

The corporate headquarters of AMVESCAP PLC are located at 30 Finsbury Square, London, EC2A 1A6, England.

Investment Advisory Agreement

AIM is responsible for supervising all aspects of the Funds’ operations and providing investment advisory services to the Funds. AIM will obtain and evaluate economic, statistical and financial information to formulate and implement investment programs for the Funds. The advisory agreement provides that, in fulfilling its responsibilities, AIM may engage the services of other investment managers with respect to the Funds. The investment advisory services of AIM are not exclusive and AIM is free to render investment advisory services to others, including other investment companies.

Under the advisory agreement, AIM is also responsible for furnishing to the Funds, at AIM’s expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Funds, in the judgment of the trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of the Funds’ accounts and records, and preparation of all requisite corporate documents, such as tax returns and reports to the SEC and shareholders.

The advisory agreement provides that AIM will pay or cause to be paid all of the following expenses unless the Board of the Trust specifically approves payment of such expenses by a Fund: (i) fees, charges and expenses related to accounting, custodian, depository, dividend disbursing agent, dividend reinvestment agent, transfer agent, registrar, independent pricing services and legal services performed for the Funds; (ii) taxes; (iii) fees for maintaining the registration and qualification of the Funds or their shares under federal and state law; (iv) compensation and expenses of the directors; (v) costs of printing and distributing reports, notices of shareholders’ meetings, proxy statements, dividend notices, prospectuses, statements of additional information and other communications to the Funds’ shareholders, including expenses relating to Board and shareholder meetings; (vi) all costs, fees and other expenses arising in connection with the organization and filing of the Trust’s Certificate of Trust including its initial registration and qualification under the 1940 Act, the determination of the tax status of the Funds, the initial registration and qualification of the Funds’ securities under federal and state securities laws and the approval of the Trust’s operations by any other federal or state authority; (vii) expenses of repurchasing and redeeming shares of the Funds; (viii) insurance premiums; (ix) expenses, including fees and disbursements of the Trust’s counsel, in connection with litigation by or against the Trust or the Funds; and (x) premiums for the fidelity bond maintained by the Funds pursuant to the 1940 Act (except those premiums that may be allocated to AIM as an insured).

The Funds pay the following costs and expenses under the advisory agreement (except to the extent required by law to be paid by AIM): (i) brokerage commissions, issue and transfer taxes and other costs related to securities transactions; and (ii) interest on indebtedness incurred by the Trust or a Fund.

AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.

As full compensation for all services rendered to the Funds, AIM is entitled to receive a monthly fee from each Fund. The fee is calculated at the annual rate of 0.25% of each Fund’s average net assets. Effective July 1, 2003, INVESCO Treasurer’s Money Market Reserve Fund fees will not be in excess of the expense limitation shown, which has been voluntarily agreed to by the Company and AIM.

AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions may not be terminated or amended to the Funds’ detriment during the period stated in the agreement between AIM and the Fund. AIM has agreed to assume all voluntary and contractual fee waiver and reimbursement arrangements discussed above in the section entitled “The Investment Advisory Agreement with INVESCO” and in the Funds’ Prospectus.

AIM’s compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, a Fund participating in a securities lending program will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. AIM currently intends to waive such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.

Board Approval of Advisory Agreement

At the request of AIM, the Board discussed the approval of the advisory agreement at an in-person meeting held on August 12-13, 2003. The trustees who are not affiliated with the Advisor (the “Independent Trustees”) also discussed the approval of the advisory agreement with independent counsel prior to that meeting. In evaluating the advisory agreement, the Board requested and received information from AIM to assist in its deliberations.

The Board considered the following factors in determining reasonableness and fairness of the proposed changes between the then-current advisory agreement with INVESCO and the advisory agreement with AIM:

•	The qualifications of AIM to provide investment advisory services. The Board reviewed the credentials and experience of the officers and employees of AIM who would provide investment advisory services to the Funds, and noted that the persons providing portfolio management services to the Funds would not change if the advisory agreement with AIM is approved by shareholders.

•	The range of advisory services provided by AIM. The Board reviewed the services to be provided by AIM under the advisory agreement, and noted that no material changes in the level or type of services provided under the then-current advisory agreement with INVESCO would occur other than the provision by AIM of certain administrative services if a Fund engages in securities lending.

•	Qualifications of AIM to provide a range of management and administrative services. The Board reviewed the general nature of the non-investment advisory services performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the Board also considered the organizational structure employed by AIM and its affiliates to provide those services. The Board reviewed the proposed elimination from the advisory agreement of the provision of administrative services to the Funds. The Board also reviewed the form of Master Administrative Services Agreement, noted that the overall services to be provided under the then-existing arrangements and under the Master Administrative Services Agreements are the same, and concluded that the overall accounting and administrative services to be provided by AIM would not change under the combination of the advisory agreement and the Master Administrative Services Agreement.

•	The performance records of the Funds. The Board reviewed the performance record of each Fund and determined that AIM has developed the expertise and resources for managing funds with an investment objective and strategies similar to those of each Fund and is able, therefore, to provide advisory and administrative services to each Fund.

•	Advisory fees and expenses. The Board examined the expense ratio and the level of advisory fees for each Fund under the then-current advisory agreement and compared them with the advisory fees expected to be incurred under the advisory agreement. The Board concluded that projected expense ratio and advisory fees of each Fund under the advisory agreement were fair and reasonable in comparison with those of other similar funds (including similar funds advised by AIM) and in light of the investment management services to be provided by AIM under the advisory agreement. The advisory fees that are being proposed under the advisory agreement are the same as the advisory fees paid to INVESCO under the then-current advisory agreement, other than the removal of the reimbursement obligation related to services provided to each Fund and AIM by officers and trustees which is not currently applicable, and the provisions that permit AIM’s receipt of fees for providing administrative services in connection with securities lending activities. Such fees would be paid only to the extent that a Fund engages in securities lending. The Board noted that AIM intends to waive its right to receive any fees under the advisory agreement for the administrative services it provides in connection with securities lending activities. The Board also noted that AIM has agreed to seek the Board’s approval prior to its receipt of all or a portion of such fees.

•

The profitability of AIM. The Board reviewed information concerning the profitability of AIM’s (and its affiliates’) investment advisory and other activities and its financial condition. The Board noted that, except as described above, no changes to the advisory fees were being proposed, other than to permit AIM’s receipt of fees for providing services in connection with securities lending, and further noted that AIM intends to waive its right to receive any such fees and has agreed to seek the Board’s approval prior to its receipt of all or a portion of such fees. The Board also noted that, in accordance with an exemptive order issued by the SEC, before a Fund may participate in a securities lending program, the Board must approve such participation. In addition, the Board must evaluate the securities lending arrangements annually and determine that it is in the best interests of the shareholders of that Fund to invest in AIM-advised money market funds any cash collateral the Fund receives as security for the borrower’s obligation to return the loaned securities. If a Fund invests the cash collateral in AIM-advised money market funds, AIM will receive additional advisory fees from these money market funds, because the invested cash collateral will increase the assets of these funds and AIM receives advisory fees based upon the assets of these funds. The Board noted that the cash collateral relates to assets of a Fund that have already been invested, and the investment of the cash collateral is intended to benefit the Fund by providing it with additional income. The Board also noted that an investment of the cash collateral in an AIM-advised money market fund would have a positive effect on the profitability of AIM.

•	The terms of the advisory agreement. The Board reviewed the terms of the advisory agreement, including changes being made to clarify or expand non-exclusivity, delegation and liability provisions, to separate administrative services from advisory services and to have AIM assist each Fund if it engages in securities lending. The Board determined that these changes reflect the current environment in which each Fund operates, and that AIM should have the flexibility to operate in that environment.

After considering the above factors, the Board concluded that it is in the best interests of each Fund and its shareholders to approve the advisory agreement between the Trust and AIM for the Funds. In so doing, they were advised by independent counsel, retained by the Independent Trustees and paid for by Trust, as to the nature of the matters to be considered and the standards to be used in reaching their decision.

The advisory agreement will expire, unless renewed, on or before June 30, 2005.

Advisory Fees Paid to INVESCO

Prior to November 25, 2003, INVESCO served as investment advisor to the Funds. During the fiscal period ended August 31, 2003 and the fiscal years ended May 31, 2003, 2002 and 2001, the Funds paid INVESCO advisory fees in the dollar amounts shown below:

	Advisory Fee Dollars	Total Expense Limitations
Treasurer’s Money Market Reserve Fund
Period Ended August 31, 2003[1]	$397,628	0.20%[2]
Year Ended May 31, 2003	$1,419,873	0.20%[1]
Year Ended May 31, 2002	$2,797,536	N/A
Year Ended May 31, 2001	$3,745,890	N/A

Treasurer’s Tax-Exempt Reserve Fund
Period Ended August 31, 2003	$28,772	N/A
Year Ended May 31, 2003	$124,128
Year Ended May 31, 2002	$175,017
Year Ended May 31, 2001	$154,916

[1]	From June 1, 2003, change in Fund’s year end through August 31, 2003.
[2]	The Fund’s investment advisor will voluntarily waive, on an annual basis, to limit the management fee to 0.20% effective July 1, 2003. The voluntary waiver may be changed at any time following consultation with the Fund’s Board of Trustees.

Administrative Services Agreement

As of the date of this SAI, AIM, either directly or through affiliated companies, provides certain administrative, sub-accounting, and recordkeeping services to the Funds pursuant to an Administrative Services Agreement dated November 25, 2003 with the Trust.

The Administrative Services Agreement requires AIM to provide the following services to the Funds:

•	such sub-accounting and recordkeeping services and functions as are reasonably necessary for the operation of the Funds; and

•	such sub-accounting, recordkeeping, and administrative services and functions, which may be provided by affiliates of INVESCO, as are reasonably necessary for the operation of Fund shareholder accounts maintained by certain retirement plans and employee benefit plans for the benefit of participants in such plans.

AIM, pursuant to the terms of the Advisory Agreement, will not charge the Funds any fees under this Administrative Services Agreement. However, this commitment may be changed following consultation with the Board. The Funds themselves paid no administrative services fees to AIM.

Effective November 25, 2003, under an Administrative Services Agreement dated as of that date, AIM may perform or arrange for the provision of certain accounting and other administrative services to each Fund which are not required to be performed by AIM under the new advisory agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Board, including the Independent Trustees, by votes cast in person at a meeting called for such purpose. AIM, pursuant to the terms of the Advisory Agreement, will not charge the Funds any fees under this Administrative Services Agreement. However, this commitment may be changed following consultation with the Board.

Transfer Agency Agreement

AIM Investment Services, Inc. (“AIS”), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, is the Trust’s transfer agent, dividend disbursing agent, and registrar services for the Funds pursuant to a Transfer Agency Agreement dated November 20, 2003 with the Trust.

The Transfer Agency Agreement provides that AIS, pursuant to the terms of the Advisory Agreement, will not charge the Funds any fees under this Transfer Agency Agreement. However, this commitment may be changed following consultation with the Board. Prior to October 1, 2003, INVESCO served as administrator and transfer agent to the Funds. The Funds themselves paid no transfer agency fees to INVESCO.

Trustees and Officers of the Trust

The overall direction and supervision of the Trust comes from the Board. The Board is responsible for making sure that the Funds’ general investment policies and programs are carried out and that the Funds are properly administered.

The officers of the Trust, all of whom are officers and employees of AIM or INVESCO, are responsible for the day-to-day administration of the Trust and the Funds. The officers of the Trust receive no direct compensation from the Trust or the Funds for their services as officers. The Advisor has the primary responsibility for making investment decisions on behalf of the Funds. These investment decisions are reviewed by the investment committee of the Advisor.

The tables below provide information about each of the Trust’s trustees and officers. The first table provides information for the Independent Trustees, and the second table provides information for the trustees who are “interested persons” of the Trust as defined in Section 2(a)(19) of the 1940 Act (the “Interested Trustees”). For the Interested Trustees, information about their principal occupations and other directorships reflects their affiliations with the Advisor and its affiliated companies.

Independent Trustees

Name, Address, and Year of Birth	Position(s) Held With Trust, Term of Office[1] and Length of Time Served[2]	Principal Occupation(s) During Past Five Years[2]	Number of Funds in the Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Bob R. Baker – 1936 37 Castle Pines Dr. N. Castle Rock, Colorado 80104	Trustee	Consultant (2000-present). Formerly, President and Chief Executive Officer (1988-2000) of AMC Cancer Research Center, Denver, Colorado; formerly, Chairman of the Board and Chief Executive Officer of First Columbia Financial Corporation.	95	Director/Trustee of 15 of the 17 AIM Funds and the 10 INVESCO Funds

James T. Bunch – 1942 3600 Republic Plaza 370 Seventeenth Street Denver, Colorado 80202	Trustee (2000-present)	Co-President and Founder of Green, Manning & Bunch Ltd., Denver, Colorado (1988-present) (investment banking firm); Director, Policy Studies, Inc. and Van Gilder Insurance Corporation; formerly, Chairman and Managing Partner, law firm of Davis, Graham & Stubbs, Denver, Colorado.	95	Director/Trustee of 15 of the 17 AIM Funds and the 10 INVESCO Funds

Name, Address, and Year of Birth	Position(s) Held With Trust, Term of Office[1] and Length of Time Served[2]	Principal Occupation(s) During Past Five Years[2]	Number of Funds in the Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Gerald J. Lewis – 1933 701 “B” Street Suite 2100 San Diego, California	Trustee (2000-present)	Chairman of Lawsuit Resolution Services, San Diego, California (1987-present). Formerly, Associate Justice of the California Court of Appeals.	95	General Chemical Group, Inc., Hampdon, New Hampshire (1996-present). Wheelabrator Technologies, Inc. (waste management company), Fisher Scientific, Inc., Henley Manufacturing, Inc. (laboratory supplies), and California Coastal Properties, Inc.; Director/Trustee of 15 of the 17 AIM Funds and the 10 INVESCO Funds

Larry Soll, Ph.D. – 1942 2358 Sunshine Canyon Drive Boulder, Colorado 80302	Trustee	Retired.	95	Director of Synergen since incorporation in 1982; Director of Isis Pharmaceuticals, Inc.; Director/Trustee of 15 of the 17 AIM Funds and the 10 INVESCO Funds

Frank S. Bayley – 1939 11 Greenway Plaza Suite 100 Houston, Texas 77046	Trustee[3]	Of Counsel, law firm of Baker & McKenzie	103	Badgley Fund, Inc. (registered investment company); Director/ Trustee of the 17 AIM Funds and the 10 INVESCO Funds

Bruce L. Crockett – 1944 11 Greenway Plaza Suite 100 Houston, Texas 77046	Trustee[3]	Chairman, Crockett Technology Associates (technology consulting company)	103	ACE Limited (insurance company); and Captaris, Inc. (unified messaging provider); Director/ Trustee of the 17 AIM Funds and the 10 INVESCO Funds

Name, Address, and Year of Birth	Position(s) Held With Trust, Term of Office[1] and Length of Time Served[2]	Principal Occupation(s) During Past Five Years[2]	Number of Funds in the Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Albert R. Dowden – 1941 11 Greenway Plaza Suite 100 Houston, Texas 77046	Trustee[3]	Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management) and Magellan Insurance Company; formerly, President Chief Executive Officer and Director, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; and director of various affiliated Volvo companies	103	Cortland Trust, Inc. (Chairman) (registered investment company); Annuity and Life Re (Holdings) Ltd. (insurance company); Director/Trustee of the 17 AIM Funds and the 10 INVESCO Funds

Edward K. Dunn, Jr. –1935 11 Greenway Plaza Suite 100 Houston, Texas 77046	Trustee[3]	Formerly, Chairman, Mercantile Mortgage Corp.; President and Chief Operating Officer, Mercantile-Safe Deposit & Trust Co.; and President, Mercantile Bankshares Corp.	103	Director/Trustee of the 17 AIM Funds and the 10 INVESCO Funds

Jack M. Fields – 1952 11 Greenway Plaza Suite 100 Houston, Texas 77046	Trustee[3]	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company) and Texana Timber LP	103	Administaff; Director/Trustee of the 17 AIM Funds and the 10 INVESCO Funds

Carl Frischling – 1937 11 Greenway Plaza Suite 100 Houston, Texas 77046	Trustee[3]	Partner, law firm of Kramer Levin Naftalis and Frankel LLP	103	Cortland Trust, Inc. (registered investment company); Director/ Trustee of the 17 AIM Funds and the 10 INVESCO Funds

Name, Address, and Year of Birth	Position(s) Held With Trust, Term of Office[1] and Length of Time Served[2]	Principal Occupation(s) During Past Five Years[2]	Number of Funds in the Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Prema Mathai-Davis –1950 11 Greenway Plaza Suite 100 Houston, Texas 77046	Trustee[3]	Formerly, Chief Executive Officer, YWCA of the USA	103	Director/Trustee of the 17 AIM Funds and the 10 INVESCO Funds

Lewis F. Pennock – 1942 11 Greenway Plaza Suite 100 Houston, Texas 77046	Trustee[3]	Partner, law firm of Pennock & Cooper	103	Director/Trustee of the 17 AIM Funds and the 10 INVESCO Funds

Ruth H. Quigley – 1935 11 Greenway Plaza Suite 100 Houston, Texas 77045	Trustee[3]	Retired	103	Director/Trustee of the 17 AIM Funds and the 10 INVESCO Funds

Louis S. Sklar – 1939 11 Greenway Plaza Suite 100 Houston, Texas 77045	Trustee[3]	Executive Vice President, Hines (real estate development company)	103	Director/Trustee of the 17 AIM Funds and the 10 INVESCO Funds

Interested Trustees and Officers.

Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the Advisor to the Trust. Mr. Williamson is considered an interested person of the Trust because he is an officer and director of the Advisor to, and a director of the principal underwriter of, the Trust. Mr. Williamson became Executive Vice President of the Trust on March 4, 2003.

Name, Address, and Year of Birth	Position(s) Held With Trust, Term of Office[1] and Length of Time Served[2]	Principal Occupation(s) During Past Five Years[2]	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Robert H. Graham –1946 11 Greenway Plaza Suite 100 Houston, Texas 77046	Trustee, Chairman and President

Director and Chairman, A I M Management Group Inc. (financial services holding company); Director and Vice Chairman, AMVESCAP PLC and Chairman of AMVESCAP PLC – AIM Division (parent of AIM and a global investment management firm); formerly, President and Chief Executive Officer,

A I M Management Group Inc.; Director, Chairman, and President, A I M Advisors, Inc. (registered investment advisor); Director and Chairman, A I M Capital Management, Inc. (registered investment advisor),

A I M Distributors, Inc. (registered broker dealer); AIM Investment Services, Inc. (registered transfer agent), and Fund Management Company (registered broker dealer); and Chief Executive Officer of AMVESCAP PLC – Managed Products

			103	Director/trustee of the 17 AIM Funds and the 10 INVESCO Funds

Name, Address, and Year of Birth	Position(s) Held With Trust, Term of Office[1] and Length of Time Served[2]	Principal Occupation(s) During Past Five Years[2]	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Mark H. Williamson – 1951 4350 South Monaco Street Denver, Colorado 80237	Trustee and Executive Vice President (since 2003).

Director, President and Chief Executive Officer, A I M Management Group, Inc. (financial services holding company); Director, Chairman and President, A I M Advisors, Inc. (registered investment advisor); Director,

A I M Capital Management, Inc. (registered investment adviser) and A I M Distributors, Inc. (registered broker dealer); Director and Chairman, AIM Investment Services, Inc. (registered transfer agent); and Fund Management Company (registered broker dealer); and Chief Executive Officer AMVESCAP PLC – AIM Division (parent of AIM and a global investment management firm); formerly, Director, Chairman, President and Chief Executive Officer, INVESCO Funds Group, Inc. and INVESCO Distributors, Inc.; Chief Executive Officer, AMVESCAP PLC Managed Products; Chairman and Chief Executive Officer of NationsBanc Advisors, Inc.; and Chairman of NationsBanc Investments, Inc.

			116	Director/trustee of the 17 AIM Funds and the 10 INVESCO Funds

Name, Address, and Year of Birth	Position(s) Held With Trust, Term of Office[1] and Length of Time Served[2]	Principal Occupation(s) During Past Five Years[2]	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Raymond R. Cunningham – 1951 4350 South Monaco Street Denver, Colorado	Executive Vice President (since November 5, 2003)	President (2001-present), Chief Executive Officer (2003-present) INVESCO Funds Group, Inc.; Chairman of the Board (2003-present), President (2003-present) and Chief Executive Officer (2003-present) of INVESCO Distributors, Inc.; Senior Vice President and Chief Operating Officer, A I M Management Group, Inc.; Senior Vice President, A I M Advisors, Inc. and A I M Distributors, Inc. Formerly, President (2003), Chief Executive Officer (2003) and Director (2001-2003) and Vice President (2001-2002) of 9 INVESCO funds; formerly, Chief Operating Officer (2001-2003) and Senior Vice President (1999-2002) of INVESCO Funds Group, Inc. and INVESCO Distributors, Inc.; and formerly, Senior Vice President of GT Global – North America (1992-1998)	N/A	N/A

Kevin M. Carome – 1956 11 Greenway Plaza Suite 100 Houston, Texas 77046	Senior Vice President and Secretary (since November 5, 2003)	Director, Senior Vice President, Secretary and General Counsel, A I M Management Group Inc. (financial services holding company) and A I M Advisors, Inc.; and Vice President, A I M Capital Management, Inc., A I M Distributors, Inc. and AIM Investment Services, Inc.; Director, Vice President and General Counsel, Fund Management Company;	N/A	N/A

Name, Address, and Year of Birth	Position(s) Held With Trust, Term of Office[1] and Length of Time Served[2]	Principal Occupation(s) During Past Five Years[2]	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
formerly, Senior Vice President and General counsel, Liberty Financial Companies, Inc.; and Senior Vice President and General Counsel, Liberty Funds Group LLC

Ronald L. Grooms – 1946 4350 South Monaco Street Denver, Colorado	Vice President and Assistant Treasurer (since November 5, 2003)	Senior Vice President and Treasurer of INVESCO Funds Group, Inc.; and Senior Vice President and Treasurer of INVESCO Distributors, Inc. Formerly, Treasurer and Principal Financial and Accounting Officer of INVESCO Global Health Sciences Fund.	N/A	N/A

Gary T. Crum – 1947 11 Greenway Plaza Suite 100 Houston, Texas 77046	Senior Vice President (since November 5, 2003)	Director, Chairman and Director of Investments, A I M Capital Management, Inc.; Director and Executive Vice President, A I M Management Group Inc.; Director and Senior Vice President, A I M Advisors, Inc.; and Director, A I M Distributors, Inc. and AMVESCAP PLC; formerly, Chief Executive Officer and President, A I M Capital Management, Inc.	N/A	N/A

Dana R. Sutton – 1959 11 Greenway Plaza Suite 100 Houston, Texas 77046	Vice President and Treasurer (since November 5, 2003)	Vice President and Fund Treasurer, A I M Advisors, Inc.	N/A	N/A

Stuart W. Coco – 1955 11 Greenway Plaza Suite 100 Houston, Texas 77046	Vice President (since November 5, 2003)	Managing Director and Chief Research Officer – Fixed Income, A I M Capital Management, Inc.; and Vice President, A I M Advisors, Inc.	N/A	N/A

Name, Address, and Year of Birth	Position(s) Held With Trust, Term of Office[1] and Length of Time Served[2]	Principal Occupation(s) During Past Five Years[2]	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Melville B. Cox – 1943 11 Greenway Plaza Suite 100 Houston, Texas 77046	Vice President (since November 5, 2003)	Vice President and Chief Compliance Officer, A I M Advisors, Inc. and A I M Capital Management, Inc.; and Vice President, AIM Investment Services, Inc.	N/A	N/A

Edgar M. Larsen – 1940 11 Greenway Plaza Suite 100 Houston, Texas 77046	Vice President (since November 5, 2003)	Vice President, A I M Advisors, Inc.; and President, Chief Executive Officer and Chief Investment Officer, A I M Capital Management, Inc.	N/A	N/A

Karen Dunn Kelley – 1960 11 Greenway Plaza Suite 100 Houston, Texas 77046	Vice President (since November 5, 2003)	Managing Director and Chief Cash Management Officer, A I M Capital Management, Inc.; Director and President, Fund Management Company; and Vice President, A I M Advisors, Inc.	N/A	N/A

[1]	Each trustee shall hold office until his or her successor shall have been duly chosen and qualified, or until he or she shall have resigned or shall have been removed in the manner provided by law. Each officer shall hold office until the first meeting of the Board after the annual meeting of the shareholders next following his or her election or, if no such annual meeting of the shareholders is held, until the annual meeting of the Board in the year following his or her election, and, until his or her successor is chosen and qualified or until he or she shall have resigned or died, or until he or she shall have been removed as provided in the Trust’s bylaws.
[2]	Except as otherwise indicated, each individual has held the position(s) shown with the Trust or Company, as applicable, for at least the last five years.
[3]	Elected as a director of the Company on October 21, 2003.

Board of Trustees Standing Committees

The standing committees of the Board are the Audit Committee, the Investments Committee, the Governance Committee and the Valuation Committee.

The members of the Audit Committee are Bob R. Baker, James T. Bunch, Edward K. Dunn, Jr. (Chair), Lewis F. Pennock, Larry Soll, Dr. Prema Mathai-Davis and Ruth H. Quigley (Vice Chair). The Audit Committee is responsible for: (i) the appointment, compensation and oversight of any independent auditors employed by each Fund (including resolution of disagreements between Fund management and the auditor regarding financial reporting) for the purpose of preparing or issuing an audit report or related work; (ii) overseeing the financial reporting process of each Fund; (iii) monitoring the process and the resulting financial statements prepared by Fund management to promote accuracy of financial reporting and asset valuation; and (iv) pre-approving permissible non-audit services that are provided to each Fund by its independent auditors.

The members of the Investments Committee are Messrs. Baker, Bunch, Dunn, Pennock, and Soll, and Frank S. Bayley, Bruce L. Crockett, Albert R. Dowden (Chair), Jack M. Fields, Carl Frischling, Gerald J. Lewis, Louis S. Sklar and Dr. Mathai-Davis and Miss Quigley. The Investments Committee is responsible for: (i) overseeing AIM’s investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters.

The members of the Governance Committee are Messrs. Bayley, Crockett (Chair), Dowden, Fields (Vice Chair), Lewis and Sklar. The Governance Committee is responsible for: (i) nominating persons who are not interested persons of the Fund for election or appointment: (a) as additions to the Board, (b) to fill vacancies which, from time to time, may occur in the Board and (c) for election by shareholders of the Fund at meetings called for the election of trustees; (ii) nominating persons who are not interested persons of the Fund for selection as members of each committee of the Board, including without limitation, the Audit Committee, the Governance Committee, the Investments Committee and the Valuation Committee, and to nominate persons for selection as chair and vice chair of each such committee; (iii) reviewing from time to time the compensation payable to the independent trustees and making recommendations to the Board regarding compensation; (iv) reviewing and evaluating from time to time the functioning of the Board and the various committees of the Board; (v) selecting independent legal counsel to the independent trustees and approving the compensation paid to independent legal counsel; and (vi) approving the compensation paid to independent counsel and other advisers, if any, to the Audit Committee of the Fund.

The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and (ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. Notice procedures set forth in the Trust’s bylaws require that any shareholder of a Fund desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust’s Secretary the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120th day prior to the shareholder meeting.

The members of the Valuation Committee are Messrs. Dunn and Pennock (Chair), and Miss Quigley. The Valuation Committee is responsible for: (i) periodically reviewing AIM’s Procedures for Valuing Securities (“Procedures”), and making any recommendations to AIM with respect thereto; (ii) reviewing proposed changes to the Procedures recommended by AIM from time to time; (iii) periodically reviewing information provided by AIM regarding industry developments in connection with valuation; (iv) periodically reviewing information from AIM regarding fair value and liquidity determinations made pursuant to the Procedures, and making recommendations to the full Board in connection therewith (whether such information is provided only to the Committee or to the Committee and the full Board simultaneously); and (v) if requested by AIM, assisting AIM’s internal valuation committee and/or the full Board in resolving particular valuation anomalies.

The following table provides information regarding the dollar range of equity securities beneficially owned by each trustee in each Fund and in the investment companies in the INVESCO Complex that are overseen by the director, as a whole, as of December 31, 2002:

Trustee	Dollar Range of Equity Securities Owned in Each Fund[1]	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by the trustee in the AIM Funds and the INVESCO Funds[1]

INDEPENDENT TRUSTEES

Bob R. Baker	INVESCO Treasurer’s Money Market Reserve Fund $1-$10,000 INVESCO Treasurer’s Tax-Exempt Reserve Fund $1-$10,000	Over $100,000

James T. Bunch	INVESCO Treasurer’s Money Market Reserve Fund $1-$10,000 INVESCO Treasurer’s Tax-Exempt Reserve Fund $1-$10,000	$50,001-$100,000

Gerald J. Lewis	INVESCO Treasurer’s Money Market Reserve Fund $1-$10,000 INVESCO Treasurer’s Tax-Exempt Reserve Fund $1-$10,000	$50,001-$100,000

Larry Soll	INVESCO Treasurer’s Money Market Reserve Fund Over $100,000 INVESCO Treasurer’s Tax-Exempt Reserve Fund $1-$10,000	Over $100,000

Frank S. Bayley	INVESCO Treasurer’s Money Market Reserve Fund None INVESCO Treasurer’s Tax-Exempt Reserve Fund None	$10,001-$50,000

Trustee	Dollar Range of Equity Securities Owned in Each Fund[1]	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by the trustee in the AIM Funds and the INVESCO Funds[1]

Bruce L. Crockett	INVESCO Treasurer’s Money Market Reserve Fund None INVESCO Treasurer’s Tax-Exempt Reserve Fund None	$1-$10,000

Albert R. Dowden	INVESCO Treasurer’s Money Market Reserve Fund None INVESCO Treasurer’s Tax-Exempt Reserve Fund None	$50,001-$100,000

Edward K. Dunn	INVESCO Treasurer’s Money Market Reserve Fund None INVESCO Treasurer’s Tax-Exempt Reserve Fund None	Over $100,000

Jack M. Fields	INVESCO Treasurer’s Money Market Reserve Fund None INVESCO Treasurer’s Tax-Exempt Reserve Fund None	Over $100,000

Carl Frischling	INVESCO Treasurer’s Money Market Reserve Fund None INVESCO Treasurer’s Tax-Exempt Reserve Fund None	Over $100,000

Prema Mathai-Davis	INVESCO Treasurer’s Money Market Reserve Fund None INVESCO Treasurer’s Tax-Exempt Reserve Fund None	Over $100,000

Lewis F. Pennock	INVESCO Treasurer’s Money Market Reserve Fund None INVESCO Treasurer’s Tax-Exempt Reserve Fund None	$50,001-$100,000

Trustee	Dollar Range of Equity Securities Owned in Each Fund[1]	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by the trustee in the AIM Funds and the INVESCO Funds[1]

Ruth H. Quigley	INVESCO Treasurer’s Money Market Reserve Fund None INVESCO Treasurer’s Tax-Exempt Reserve Fund None	$1-$10,000

Louis S. Sklar	INVESCO Treasurer’s Money Market Reserve Fund None INVESCO Treasurer’s Tax-Exempt Reserve Fund None	Over $100,000

INTERESTED TRUSTEES

Robert H. Graham	INVESCO Treasurer’s Money Market Reserve Fund None INVESCO Treasurer’s Tax-Exempt Reserve Fund None	Over $100,000

Mark H. Williamson	INVESCO Treasurer’s Money Market Reserve Fund None INVESCO Treasurer’s Tax-Exempt Reserve Fund None	Over $100,000

[1]	All valuations of Fund shares are as of December 31, 2002.

The following table shows the compensation paid by the Company to its independent directors for services rendered in their capacities as directors of the Company for the fiscal year ended August 31, 2003.

In addition, the table sets forth the retirement benefits accrued, estimated benefits upon retirement, and total compensation paid by all of the funds in the AIM Funds and the INVESCO Funds complex to these directors and to the current trustees of the Trust for services rendered in their capacities as directors/trustees during the year ended December 31, 2002.

Name of Person and Position	Aggregate Compensation From Company[1]	Retirement Benefits Accrued by AIM Funds and INVESCO Funds[2]	Estimated Annual Benefits Upon Retirement from AIM Funds and INVESCO Funds[3]	Total Compensation From INVESCO Funds Paid To Directors [4]
Bob R. Baker	$5,361	$34,206	$34,000	$138,000
Fred A. Deering [7]	$3,801	$51,147	$37,000	$140,500
Victor L. Andrews [6]	$4,852	$49,212	$34,000	$127,500
Sueann Ambron [5,6]	$2,189	0	0	0
Lawrence H. Budner [6]	$4,660	$49,212	$34,000	$121,500
James T. Bunch	$4,791	0	0	$124,625
Wendy L. Gramm [7]	0	0	0	$74,875
Gerald J. Lewis	$4,702	0	0	$116,500
John W. McIntyre [6]	$4,897	$49,212	$34,000	$124,000
Larry Soll	$4,861	$22,768	$34,000	$126,000
Frank S. Bayley [8]	—	$142,800	$90,000	$150,000
Bruce L. Crockett [8]	—	$50,132	$90,000	$149,000
Albert R. Dowden [8]	—	$57,955	$90,000	$150,000
Edward K. Dunn, Jr. [8]	—	$91,149	$90,000	$149,000
Jack M. Fields [8]	—	$29,153	$90,000	$153,000
Carl Frischling [8]	—	$74,511	$90,000	$150,000
Prema Mathai-Davis [8]	—	$33,931	$90,000	$150,000

Name of Person and Position	Aggregate Compensation From Company[1]	Retirement Benefits Accrued by AIM Funds and INVESCO Funds[2]	Estimated Annual Benefits Upon Retirement from AIM Funds and INVESCO Funds[3]	Total Compensation From INVESCO Funds Paid To Directors [4]
Lewis F. Pennock [8]	—	$54,802	$90,000	$154,000
Ruth H. Quigley [8]	—	$142,502	$90,000	$153,000
Louis S. Sklar [8]	—	$78,500	$90,000	$153,000

[1]	The vice chairman of the board, the chairs of the Funds’ committees who are independent directors, and the members of the Funds’ committees who are independent directors each received compensation for serving in such capacities in addition to the compensation paid to all independent directors.
[2]	Represents estimated benefits accrued with respect to the then current retirement plan and deferred retirement plan account agreement applicable to independent directors of the Company and not compensation deferred at the election of the directors.
[3]	These amounts represent the estimated annual benefits payable by the AIM Funds and INVESCO Funds upon the directors’ retirement, calculated using the then current method of allocating director compensation among the Funds. These estimated benefits assume retirement at age 65 for the AIM Funds and at age 72 for the INVESCO Funds. With the exception of Dr. Ambron and Messrs. Bunch and Lewis, each of these directors has served as a director of one or more of the Funds for the minimum five-year period required to be eligible to participate in the then-current retirement plan.
[4]	On November 25, 2003, AIM became investment advisor to the Trust and the other INVESCO Funds. AIM also serves as the investment advisor to the AIM Funds. As of November 25, 2003, the INVESCO Funds and the AIM Funds are considered one fund complex. As of November 25, 2003, there will be 19 registered investment companies advised by AIM in such complex.
[5]	Dr. Ambron commenced her service as a director of the Company on January 1, 2003.
[6]	Resigned as a director of the Company on October 21, 2003.
[7]	Dr. Gramm resigned as a director of the Company on February 7, 2002. Mr. Deering resigned as a director of the Company on March 31, 2003.
[8]	Messrs. Bagley, Crockett, Dowden, Dunn, Fields, Frischling, Pennock and Sklar, Dr. Mathai-Davis and Ms. Quigley were elected as trustees of the Trust on October 21, 2003 and therefore received no compensation from the Company during the year ended December 31, 2002.

Messrs. Graham and Williamson, as “Interested Trustees” of the Trust and the other funds in the AIM Funds and the INVESCO Funds complex, receive compensation as officers or employees of the Advisor or its affiliated companies, and do not receive any trustee’s fees or other compensation from the Trust or the other funds in the AIM Funds and the INVESCO Funds complex for their service as trustees.

Prior Retirement Plan and Deferred Retirement Plan Account Agreement of the Company

The Board of Directors of the Company previously adopted a retirement plan and a form for deferred retirement plan account agreements. Certain of the independent directors of the

Company participated either in the Company’s retirement plan or account agreement. Upon the effectiveness of the New Retirement Plan (defined below), the independent directors of the Company will cease to accrue benefits under the Company’s retirement plan and account agreement. Messrs. Baker and Soll will not receive any additional benefits under the Company’s retirement plan or account agreement, but will be entitled to amounts which have been previously funded under the Company’s retirement plan or account agreement for their benefit. An affiliate of INVESCO will reimburse the Company for any amounts funded by the Company for Messrs. Baker and Soll under the Company’s retirement plan and account agreement.

New Retirement Plan for Trustees

At a Board meeting on November 6, 2003, the Board adopted a new retirement plan (the “New Retirement Plan”) for the trustees of the Trust who are not affiliated with the Advisor. The retirement plan includes a retirement policy as well as retirement benefits for independent trustees.

The retirement policy permits each Independent Trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the trustees may extend from time to time the retirement date of a trustee.

Annual retirement benefits are available to each independent trustee of the Trust and/or the other INVESCO Funds and AIM Funds (each, a “Covered Fund”) who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefits will equal 75% of the trustee’s annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The annual retirement benefits will be payable in quarterly installments for a number of years equal to the lesser of (i) ten or (ii) the number of such trustee’s credited years of service. A death benefit is also available under the New Retirement Plan that will provide a surviving spouse with a quarterly installment of 50% of a deceased trustee’s retirement benefits for the same length of time that the trustee would have received the benefits based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

New Deferred Compensation Agreements

At a Board meeting on November 6, 2003, the Board adopted a new form for deferred compensation agreements (“New Compensation Agreements”) pursuant to which a trustee has the option to elect to defer receipt of up to 100% of his or her compensation payable by the Trust, and such amounts are placed into a deferral account. The deferring trustees have the option to select various INVESCO Funds in which all or part of their deferral account will be deemed to be invested. The list of funds may change from time to time and may include AIM Funds in addition to INVESCO Funds. Distributions from the deferring trustees’ deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten years (depending on the New Compensation Agreement) beginning on the date selected under the New Compensation Agreement. The Board, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the deferring trustees’ retirement benefits commence under the New Retirement Plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the deferring trustee’s termination of service as a trustee of the Trust. If a deferring trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The New Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the deferring trustees have the status of unsecured creditors of the Trust and of each other INVESCO Fund or AIM Fund from which they are deferring compensation.

Control Persons and Principal Shareholders

As of November 3, 2003, the following persons owned more than 5% of the outstanding shares of the Funds indicated below. This level of share ownership is considered to be a “principal shareholder” relationship with a Fund under the 1940 Act. Shares that are owned “of record” are held in the name of the person indicated. Shares that are owned “beneficially” are held in another name, but the owner has the full economic benefit of ownership of those shares:

Treasurer’s Money Market Reserve Fund

Name and Address	Basis of Ownership (Record/Beneficial)	Percentage Owned
AMVESCAP NATL TR CO TTEE FBO Paychex 401(k) Incentive Retirement Plan PO Box 105779 Atlanta, GA 30348-5779	Beneficial	15.09%

Treasurer’s Tax-Exempt Reserve Fund

Name and Address	Basis of Ownership (Record/Beneficial)	Percentage Owned
Alice H. Richards PO Box 400 Carrollton, GA 30112-0007	Record	8.37%

Ralph H or Lynne J. Jenkins Jr JT WROS 39 Woodcrest Avenue Atlanta, GA 30309-1535	Record	5.24%

Neil Kurtz Susan Kurtz Jt Ten 1919 14th Street Ste 300 Boulder, CO 80302-5321	Record	6.85%

As of November 3, 2003, officers and trustees of the Trust, as a group, beneficially owned less than 1% of each of Treasurer’s Money Market Reserve Fund’s, Treasurer’s Tax-Exempt Reserve Fund’s and U.S. Government Money Fund’s outstanding shares.

Distributor

Effective July 1, 2003, Fund Management Company (“FMC”) became the distributor of the Funds.

Other Service Providers

Independent Accountants

PricewaterhouseCoopers LLP, 1201 Louisiana Street, Suite 2900, Houston, Texas 77002, are the independent accountants of the Trust. The independent accountants are responsible for auditing the financial statements of the Funds.

Custodian

State Street Bank and Trust Company, P.O. Box 351, Boston, Massachusetts, is the custodian of the cash and investment securities of the Trust. The custodian is also responsible for, among other things, receipt and delivery of each Fund’s investment securities in accordance with procedures and conditions specified in the custody agreement with the Company. The custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories.

Transfer Agent

AIM Investment Services, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046, is the Trust’s transfer agent, registrar, and dividend disbursing agent. Services provided by AIS include the issuance, cancellation, and transfer of shares of the Funds, and the maintenance of records regarding the ownership of such shares.

Legal Counsel

The firm of Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, PA 19103-7599, is legal counsel for the Trust.

Brokerage Allocation and Other Practices

As the investment advisor to the Funds, the Advisor places orders for the purchase and sale of securities with broker-dealers based upon an evaluation of the financial responsibility of the broker-dealers and the ability of the broker-dealers to effect transactions at the best available prices.

Consistent with the standard of seeking to obtain favorable execution on portfolio transactions, the Advisor may select brokers that provide research services to the Advisor and the Company, as well as other mutual funds and other accounts managed by the Advisor. Research services include statistical and analytical reports relating to issuers, industries, securities, and economic factors and trends, which may be of assistance or value to the Advisor in making informed investment decisions. Research services prepared and furnished by brokers through which a Fund effects securities transactions may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor in connection with a particular Fund. Conversely, a Fund receives benefits of research acquired through the brokerage transactions of other clients of the Advisor.

Because the securities that the Funds invest in are generally traded on a principal basis, it is unusual for a Fund to pay any brokerage commissions. The Funds paid no brokerage commissions for the fiscal years ended May 31, 2003, 2002, and 2001. For the period ended August 31, 2003 and the fiscal years ended May 31, 2003, 2002, and 2001, brokers providing research services received $0, $0, $0, $0, and $0, respectively, in commissions on portfolio transactions effected for the Funds. The aggregate dollar amount of such portfolio transactions was $0, $0, $0, and $0, respectively. Commissions totaling $0, $0, $0, and $0, respectively, were allocated to certain brokers in recognition of their sales of shares of the Funds on portfolio transactions of the Funds effected during the period ended August 31, 2003 and the fiscal years ended May 31, 2003, 2002, and 2001, respectively.

At August 31, 2003, each Fund held debt securities of its regular brokers or dealers, or their parents, as follows:

Fund	Broker or Dealer	Value of Securities at August 31, 2003
Treasurer’s Money Market Reserve	BNP Paribas	$25,001,858

	Goldman Sachs Group	$40,000,000

	Merrill Lynch Mortgage Capital	$35,000,000

	Banc of America	$25,000,000

	Deutsche Bank AG	$15,000,000

Treasurer’s Tax-Exempt Reserve	Deutsche Bank AG	$316,325

Neither the Advisor nor any affiliate of the Advisor receives any brokerage commissions on portfolio transactions effected on behalf of the Funds, and there is no affiliation between the Advisor or any person affiliated with the Advisor or the Funds and any broker or dealer that executes transactions for the Funds.

Shares of Beneficial Interest

The Trust is authorized to issue an unlimited number of shares of beneficial interest of each Fund.

All shares of each Fund are of one class with equal rights as to voting, dividends, and liquidation. All shares issued and outstanding are, and all shares offered hereby when issued will be, fully paid and nonassessable. The Board has the authority to designate additional classes of common stock without seeking the approval of shareholders and may classify and reclassify any authorized but unissued shares.

Shares have no preemptive rights and are freely transferable on the books of each Fund.

All shares of the Trust have equal voting rights based on one vote for each share owned. The Trust is not generally required and does not expect to hold regular annual meetings of shareholders. However, when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Trust or as may be required by applicable law or the Trust’s Declaration of Trust, the Board will call special meetings of shareholders.

Trustees may be removed by action of the holders of a majority of the outstanding shares of the Trust. The Funds will assist shareholders in communicating with other shareholders as required by the 1940 Act.

Fund shares have noncumulative voting rights, which means that the holders of a majority of the shares of the Trust voting for the election of trustees of the Trust can elect 100% of the trustees if they choose to do so. If that occurs, the holders of the remaining shares voting for the election of trustees will not be able to elect any person or persons to the Board. Trustees may be removed by action of the holders of a majority of the outstanding shares of the Trust.

Tax Consequences of Owning Shares of a Fund

Each Fund intends to continue to conduct its business and satisfy the applicable diversification of assets, distribution, and source of income requirements to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund qualified as a regulated investment company and intends to continue to qualify during its current fiscal year. It is the intent of each Fund to distribute all investment company taxable income. As a result of this intent and the Funds’ qualifications as regulated investment companies, it is anticipated that neither of the Funds will pay federal income or excise taxes. Therefore, any taxes that a Fund would ordinarily owe are paid by its shareholders on a pro-rata basis. If a Fund does not distribute all of its net investment income, it will be subject to income and excise taxes on the amount that is not distributed. If a Fund does not qualify as a regulated investment company, it will be subject to corporate tax on its net investment income at the corporate tax rates.

Treasurer’s Tax-Exempt Reserve Fund intends to qualify to pay “exempt-interest dividends” to its shareholders. The Fund will qualify if at least 50% of its total assets are invested in municipal securities at the end of each quarter of the Fund’s fiscal year. The exempt-interest portion of the monthly income dividend may be based on the ratio of that Fund’s tax-exempt income to taxable income for the entire fiscal year. The ratio is calculated and reported to shareholders at the end of each fiscal year of the Fund. The tax-exempt portion of any particular dividend may be based on the tax-exempt portion of all distributions for the year, rather than on the tax-exempt portion of that particular dividend. A corporation includes exempt-interest dividends in calculating its alternative minimum taxable income in situations where the adjusted current earnings of the corporation exceed its alternative minimum taxable income.

Entities or persons who are “substantial users” (or persons related to “substantial users”) of facilities financed by private activity bonds or industrial development bonds should consult their tax advisers before purchasing shares of Treasurer’s Tax-Exempt Reserve Fund because, for users of certain of these facilities, the interest on such bonds is not exempt from federal income tax. For these purposes, the term “substantial user” is defined generally to include a “non-exempt person” who regularly uses in trade or business a part of a facility financed from the proceeds of such bonds.

The Funds’ investment objectives and policies, including their policy of attempting to maintain a net asset value of $1.00 per share, make it unlikely that any capital gains will be paid to investors. However, each Fund cannot guarantee that such a net asset value will be maintained. Accordingly, a shareholder may realize a capital gain or loss upon redemption of shares of a Fund. Capital gain or loss on shares held for one year or less is classified as short-term capital gain or loss while capital gain or loss on shares held for more than one year is classified as long-term capital gain or loss. Any loss realized on the redemption of fund shares held for six months or less is nondeductible to the extent of any exempt-interest dividends paid with respect to such shares. Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and its net capital gain for the one-year period ending on October 31 of that year, plus certain other amounts.

You should consult your own tax adviser regarding specific questions as to federal, state and local taxes. Dividends will generally be subject to applicable state and local taxes. Qualification as a regulated investment company under the Code for income tax purposes does not entail government supervision of management or investment policies. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder in effect on November 11, 2003.

Performance

From time to time the Fund(s’) advertising and/or sales literature may include discussions of general economic conditions, interest rates or generic topics pertaining to the mutual fund industry.

To keep shareholders and potential investors informed, the Advisor will occasionally advertise the Funds’ total returns for one-, five-, and ten-year periods (or since inception).

Cumulative total return shows the actual rate of return on an investment for the period cited; average annual total return represents the average annual percentage change in the value of an investment. Both cumulative and average annual total returns tend to “smooth out” fluctuations in a Fund’s investment results, because they do not show the interim variations in performance over the periods cited.

We may also advertise a Fund’s “current yield” and “effective yield.” Both yield figures are based on historical earnings and are not intended to indicate future performance. The “current yield” of a Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then “annualized.” That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The “effective yield” will be slightly higher than the “current yield” because of the compounding effect of this assumed reinvestment. For the seven days ended May 31, 2003, Treasurer’s Money Market Reserve Fund’s current and effective yields were 1.04% and 1.05%, respectively; Treasurer’s Tax-Exempt Reserve Fund’s current and effective yields were 1.08% and 1.09%, respectively.

More information about the Funds’ recent and historical performance is contained in the Trust’s Annual Report to Shareholders. You can get a free copy by calling or writing to AIM Investment Services, Inc. using the telephone number or address on the back cover of the Funds’ Prospectus.

When we quote mutual fund rankings published by Lipper Inc., we may compare a Fund to others in its appropriate Lipper category, as well as the broad-based Lipper general fund groupings. These rankings allow you to compare a Fund to its peers. Other independent financial media also produce performance- or service-related comparisons, which you may see in our promotional materials.

Performance figures are based on historical earnings and are not intended to suggest future performance.

Average annual total return performance for the one-, five-, and ten-year periods ended August 31, 2003 were:

Name of Fund	1 Year	5 Years	10 Years
Treasurer’s Money Market Reserve Fund	1.19%	3.83%	4.45%
Treasurer’s Tax-Exempt Reserve Fund	1.11%	2.59%	3.00%

Average annual total return performance for each of the periods indicated was computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P(1 + T)n = ERV

where:	P = a hypothetical initial payment of $1,000
T = average annual total return
n = number of years
ERV = ending redeemable value of initial payment

The average annual total return performance figures shown above were determined by solving the above formula for “T” for each time period indicated.

To obtain a Fund’s current 7-day yield information, please call AIM Investment Services, Inc. at 1-800-525-8085.

Yield is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

Yield = 2	[	(	a – b	+1)	[6]	+ 1	]
cd

where:	a = dividends and interest earned during the period
b = expenses accrued for the period (net of reimbursements)
c = the average daily number of shares outstanding during the period that were entitled to receive dividends
d = the maximum offering price per share on the last day of the period

In conjunction with performance reports, comparative data between a Fund’s performance for a given period and other types of investment vehicles, including certificates of deposit, may be provided to prospective investors and shareholders.

In conjunction with performance reports and/or analyses of shareholder services for a Fund, comparative data between that Fund’s performance for a given period and recognized indices of investment results for the same period, and/or assessments of the quality of shareholder service, may be provided to shareholders. Such indices include indices provided by Dow Jones & Company, S&P, Lipper Inc., Lehman Brothers, National Association of Securities Dealers Automated Quotations, Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times Stock Exchange, the New York Stock Exchange, the Nikkei Stock Average and Deutcher Aktienindex, all of which are unmanaged market indicators. In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service made by independent sources may be used in advertisements, sales literature or shareholder reports, including reprints of, or selections from, editorials, or articles about the Fund. These sources utilize information compiled (i) internally; (ii) by Lipper Inc.; or (iii) by other recognized analytical services. The Lipper Inc. mutual fund rankings and comparisons which may be used by the Fund in performance reports will be drawn from the following mutual fund groupings, in addition to the broad-based Lipper general fund groupings:

Fund	Lipper Mutual Fund Category
Treasurer’s Money Market Reserve Fund	Money Market Funds
Treasurer’s Tax-exempt Reserve Fund	Tax-Exempt Funds

Sources for Fund performance information and articles about the Funds include, but are not limited to, the following:

American Association of Individual	Investor’s Business Daily
Investors’ Journal	Kiplinger’s Personal Finance
Arizona Republic	Lipper Inc.’s Mutual Fund Performance
Banxquote	Analysis
Barron’s	Los Angeles Times
Bloomberg News	Money Magazine
Boston Globe	Morningstar
Business Week	Mutual Funds Magazine
CNBC	Newsweek
CNN	New York Times
Chicago Sun-Times	Rocky Mountain News
Chicago Tribune	Smart Money
Denver Business Journal	Time
Denver Post	U.S. News and World Report
Dow Jones News Wire	USA Today
Financial Times	Wall Street Journal
Forbes	Washington Post
Fortune	Wiesenberger Investment Companies
Ibbotson Associates, Inc.	Services
Institutional Investor

Proxy Voting Policies

The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Fund’s investment advisor. The investment advisor will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board of Trustees, and which are below.

Any material changes to the proxy policies and procedures will be submitted to the Board of Trustees of the Trust for approval. The Board of Trustees will be supplied with a summary quarterly report of each Fund’s proxy voting record.

The Proxy Voting Policies applicable to each Fund follow:

PROXY POLICIES AND PROCEDURES

Reviewed by the AIM Funds Board of Directors/Trustees June 10-11, 2003

A.	Proxy Policies

Each of A I M Advisors, Inc., A I M Capital Management, Inc., AIM Private Asset Management, Inc. and AIM Alternative Asset Management Company (each an “AIM Advisor” and collectively “AIM”) has the fiduciary obligation to, at all times, make the economic best interest of advisory clients the sole consideration when voting proxies of companies held in client accounts. As a general rule, each AIM Advisor shall vote against any actions that would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders’ investments. At the same time, AIM believes in supporting the management of companies in which it invests, and will accord proper weight to the positions of a company’s board of directors, and the AIM portfolio managers who chose to invest in the companies. Therefore, on most issues, our votes have been cast in accordance with the recommendations of the company’s board of directors, and we do not currently expect that trend to change. Although AIM’s proxy voting policies are stated below, AIM’s proxy committee considers all relevant facts and circumstances, and retains the right to vote proxies as deemed appropriate.

I.	Boards Of Directors

A board that has at least a majority of independent directors is integral to good corporate governance. Key board committees, including audit, compensation and nominating committees, should be completely independent.

There are some actions by directors that should result in votes being withheld. These instances include directors who:

•	Are not independent directors and sit on the board’s audit, compensation or nominating committee;

•	Attend less than 75 percent of the board and committee meetings without a valid excuse;

•	Implement or renew a dead-hand or modified dead-hand poison pill;

•	Enacted egregious corporate governance policies or failed to replace management as appropriate;

•	Have failed to act on takeover offers where the majority of the shareholders have tendered their shares; or

•	Ignore a shareholder proposal that is approved by a majority of the shares outstanding.

Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors:

•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

Portfolio manager’s assessment;

•	Qualifications of director nominees (both slates);

•	Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and

•	Background to the proxy contest.

II.	Independent Auditors

A company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence. We will support the reappointment of the company’s auditors unless:

•	It is not clear that the auditors will be able to fulfill their function;

•	There is reason to believe the independent auditors have rendered an opinion that is neither accurate nor indicative of the company’s financial position; or

•	The auditors have a significant professional or personal relationship with the issuer that compromises the auditors’ independence.

III.	Compensation Programs

Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders’ ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider all incentives, awards and compensation, and compare them to a company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution.

•	We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive.

•	We will support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.

•	We will vote against plans that have any of the following structural features: ability to re-price underwater options without shareholder approval, ability to issue options with an exercise price below the stock’s current market price, ability to issue reload options, or automatic share replenishment (“evergreen”) feature.

•	We will vote for proposals to reprice options if there is a value-for-value (rather than a share-for-share) exchange.

•	We will generally support the board’s discretion to determine and grant appropriate cash compensation and severance packages.

IV.	Corporate Matters

We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers and acquisitions on a case by case basis, considering the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company’s industry and performance in terms of shareholder returns.

•	We will vote for merger and acquisition proposals that the proxy committee and relevant portfolio managers believe, based on their review of the materials, will result in financial and operating benefits, have a fair offer price, have favorable prospects for the combined companies, and will not have a negative impact on corporate governance or shareholder rights.

•	We will vote against proposals to increase the number of authorized shares of any class of stock that has superior voting rights to another class of stock.

•	We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company’s industry and performance in terms of shareholder returns.

•	We will vote for proposals to institute open-market share repurchase plans in which all shareholders participate on an equal basis.

V.	Shareholder Proposals

Shareholder proposals can be extremely complex, and the impact on share value can rarely be anticipated with any high degree of confidence. The proxy committee reviews shareholder proposals on a case-by-case basis, giving careful consideration to such factors as: the proposal’s impact on the company’s short-term and long-term share value, its effect on the company’s reputation, the economic effect of the proposal, industry and regional norms applicable to the company, the company’s overall corporate governance provisions, and the reasonableness of the request.

•	We will generally abstain from shareholder social and environmental proposals.

•	We will generally support the board’s discretion regarding shareholder proposals that involve ordinary business practices.

•	We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company’s corporate governance standards indicate that such additional protections are warranted.

•	We will generally vote for proposals to lower barriers to shareholder action.

•	We will generally vote for proposals to subject shareholder rights plans to a shareholder vote. In evaluating these plans, we give favorable consideration to the presence of “TIDE” provisions (short-term sunset provisions, qualified bid/permitted offer provisions, and/or mandatory review by a committee of independent directors at least every three years).

VI.	Other

•	We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.

•	We will vote against any proposals to authorize the proxy to conduct any other business that is not described in the proxy statement.

•	We will vote any matters not specifically covered by these proxy policies and procedures in the economic best interest of advisory clients.

AIM’s proxy policies, and the procedures noted below, may be amended from time to time.

B.	Proxy Committee Procedures

The proxy committee currently consists of representatives from the Legal and Compliance Department, the Investments Department and the Finance Department.

The committee members review detailed reports analyzing the proxy issues and have access to proxy statements and annual reports. The committee then discusses the issues and determines the vote. The committee shall give appropriate and significant weight to portfolio managers’ views regarding a proposal’s impact on shareholders. A proxy committee meeting requires a quorum of three committee members, voting in person or by proxy.

AIM’s proxy committee shall consider its fiduciary responsibility to all clients when addressing proxy issues and vote accordingly. The proxy committee may enlist the services of reputable outside professionals and/or proxy evaluation services, such as Institutional Shareholder Services or any of its subsidiaries (“ISS”), to assist with the analysis of voting issues and/or to carry out the actual voting process. To the extent the services of ISS or another provider are used, the proxy committee shall periodically review the policies of that provider.

In addition to the foregoing, the following shall be strictly adhered to unless contrary action receives the prior approval of Funds’ Board of Directors/Trustees:

1.	Other than by voting proxies and participating in Creditors’ committees, AIM shall not engage in conduct that involves an attempt to change or influence the control of a company.

2.	AIM will not publicly announce its voting intentions and the reasons therefore.

3.	AIM shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.

4.	All communications regarding proxy issues between the proxy committee and companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussing AIM’s concerns for its advisory clients’ interests and not for an attempt to influence or control management.

C.	Business/Disaster Recovery

If the proxy committee is unable to meet due to a temporary business interruption, such as a power outage, a sub-committee of the proxy committee may vote proxies in accordance with the policies stated herein. If the sub-committee of the proxy committee is not able to vote proxies, ISS shall vote proxies by default in accordance with ISS’ proxy policies and procedures, which may vary slightly from AIM’s.

D.	Restrictions Affecting Voting

If a country’s laws allow a company in that country to block the sale of the company’s shares by a shareholder in advance of a shareholder meeting, AIM will not vote in shareholder meetings held in that country. Administrative or other procedures, such as securities lending, may also cause AIM to refrain from voting. Although AIM considers proxy voting to be an important shareholder right, the proxy committee will not impede a portfolio manager’s ability to trade in a stock in order to vote at a shareholder meeting.

E.	Conflicts of Interest

The proxy committee reviews each proxy to assess the extent to which there may be a material conflict between AIM’s interests and those of advisory clients. A potential conflict of interest situation may include where AIM or an affiliate manages assets for, administers an employee benefit plan for, provides other financial products or services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm AIM’s relationship with the company. In order to avoid even the appearance of impropriety, the proxy committee will not take AIM’s relationship with the company into account, and will vote the company’s proxies in the best interest of the advisory clients, in accordance with these proxy policies and procedures.

To the extent that a committee member has any conflict of interest with respect to a company or an issue presented, that committee member should inform the proxy committee of such conflict and abstain from voting on that company or issue.

Code of Ethics

The Advisor and FMC permit investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investing. This policy requires the Advisor’s and FMC’s personnel to conduct their personal investment activities in a manner that the Advisor and FMC believe is not detrimental to the Fund or the Advisor’s other advisory clients. The Code of Ethics is on file with, and may be obtained from, the Commission.

Financial Statements

The financial statements for the Funds for the fiscal year ended May 31, 2003 are incorporated herein by reference from INVESCO Treasurer’s Series Funds, Inc.’s Annual Report to Shareholders dated May 31, 2003 and from the Report to Shareholders for the fiscal period ended August 31, 2003. Prior to November 25, 2003, the Funds were each a series of a Maryland corporation named AIM Treasurer’s Series Funds, Inc. (formerly, INVESCO Treasurer’s Series Funds, Inc.).

APPENDIX A

Some of the terms used in the Statement of Additional Information are described below.

Bank obligations include certificates of deposit which are negotiable certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated interest rate.

Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

Bond Anticipation Notes normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the Notes.

Municipal Bonds may be issued to raise money for various public purposes like constructing public facilities and making loans to public institutions. Certain types of municipal bonds, such as certain project notes, are backed by the full faith and credit of the United States. Certain types of municipal bonds are issued to obtain funding for privately operated facilities. The two principal classifications of municipal bonds are “general obligation” and “revenue” bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of municipal bond. Issuers of general obligation bonds include states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems, and a variety of other public purposes. The basic security of general obligation bonds is the issuer’s pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue bonds are backed by the net revenues derived from a particular facility or group of facilities of a municipality or, in some cases, from the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may also be used to make principal and interest payments on the issuer’s obligations. Industrial development revenue bonds are a specific type of revenue bond backed by the credit and security of a private user and therefore investments in these bonds have more potential risk. Although nominally issued by municipal authorities, industrial development revenue bonds are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user.

Commercial paper consists of short-term (usually one to 180 days) unsecured promissory notes issued by corporations in order to finance their current operations.

Corporate debt obligations are bonds and notes issued by corporations and other business organizations, including business trusts, in order to finance their long-term credit needs.

Money Market refers to the marketplace composed of the financial institutions which handle the purchase and sale of liquid, short-term, highgrade debt instruments. The money market is not a single entity, but consists of numerous separate markets, each of which deals in a different type of short-term debt instrument. These include U.S. government securities, commercial paper, certificates of deposit and bankers’ acceptances, which are generally referred to as money market instruments.

Portfolio Securities Loans: The Company, on behalf of each of the Funds, may lend limited amounts of its portfolio securities (not to exceed 33 1/3% of a particular Fund’s total assets). Management of the Company understands that it is the current view of the staff of the SEC that the Funds are permitted to engage in loan transactions only if the following conditions are met: (1) the applicable Fund must receive 100% collateral in the form of cash or cash equivalents, e.g., U.S. Treasury bills or notes, from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities (determined on a daily basis) rises above the level of the collateral; (3) the Company must be able to terminate the loan after notice; (4) the applicable Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned and any increase in market value; (5) the applicable Fund may pay only reasonable custodian fees in connection with the loan; (6) voting rights on the securities loaned may pass to the borrower; however, if a material event affecting the investment occurs, the Company must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the Company to vote proxies. Excluding items (1) and (2), these practices may be amended from time to time as regulatory provisions permit.

Repurchase Agreements: A repurchase agreement is a transaction in which a Fund purchases a security and simultaneously commits to sell the security to the seller at an agreed upon price and date (usually not more than seven days) after the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A Fund’s risk is limited to the ability of the seller to pay the agreed upon amount on the delivery date. In the opinion of management this risk is not material; if the seller defaults, the underlying security constitutes collateral for the seller’s obligations to pay. This collateral will be held by the custodian for the Company’s assets. However, in the absence of compelling legal precedents in this area, there can be no assurance that the Company will be able to maintain its rights to such collateral upon default of the issuer of the repurchase agreement. To the extent that the proceeds from a sale upon a default in the obligation to repurchase are less than the repurchase price, the particular Fund would suffer a loss.

Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program.

Reverse Repurchase Agreements are transactions where a Fund temporarily transfers possession of a portfolio security to another party, such as a bank or brokerdealer, in return for cash, and agrees to buy the security back at a future date and price. The use of reverse repurchase agreements will create leverage, which is speculative. Reverse repurchase agreements are borrowings subject to the Funds’ investment restrictions applicable to that activity. The Company will enter into reverse repurchase agreements solely for the purpose of obtaining funds necessary for meeting redemption requests. The proceeds received from a reverse repurchase agreement will not be used to purchase securities for investment purposes.

ShortTerm Discount Notes (tax-exempt commercial paper) are promissory notes issued by municipalities to supplement their cash flow. The ratings A1 and P1 are the highest commercial paper ratings assigned by S&P and Moody’s, respectively.

Tax Anticipation Notes are to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes.

Time deposits are nonnegotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Funds will not benefit from insurance from the Federal Deposit Insurance Corporation.

U.S. government securities are debt securities (including bills, notes, and bonds) issued by the U.S. Treasury or issued by an agency or instrumentality of the U.S. government which is established under the authority of an Act of Congress. Such agencies or instrumentalities include, but are not limited to, Fannie Mae, Ginnie Mae (also known as Government National Mortgage Association), the Federal Farm Credit Bank, and the Federal Home Loan Banks. Although all obligations of agencies, authorities and instrumentalities are not direct obligations of the U.S. Treasury, payment of the interest and principal on these obligations may be backed directly or indirectly by the U.S. government. This support can range from the backing of the full faith and credit of the United States to U.S. Treasury guarantees, or to the backing solely of the issuing instrumentality itself. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

Ratings of Municipal and Corporate Debt Obligations

The four highest ratings of Moody’s and S&P for municipal and corporate debt obligations are Aaa, Aa, A, and Baa and AAA, AA, A, and BBB, respectively.

Moody’s. The characteristics of these debt obligations rated by Moody’s are generally as follows:

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Moody’s applies the numerical modifiers 1, 2, and 3 to the Aa rating classification. The modifier 1 indicates a ranking for the security in the higher end of this rating category; the modifier 2 indicates a mid range ranking; and the modifier 3 indicates a ranking in the lower end of this rating category.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Moody’s ratings for state and municipal notes and other short-term loans are designated Moody’s Investment Grade (“MIG”). This distinction is in recognition of the difference between short-term credit and long-term credit. A short-term rating may also be assigned on an issue having a demand feature. Such ratings are designated as VMIG. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon demand rather than fixed maturity dates and payment relying on external liquidity.

MIG 1/VMIG 1 Notes and loans bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broadbased access to the market for refinancing, or both.

MIG 2/VMIG 2 Notes and loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

S&P Rating Services. The characteristics of these debt obligations rated by S&P are generally as follows:

AAA This is the highest rating assigned by Standard & Poor’s to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA Bonds rated AA also qualify as high quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

S&P ratings for short-term notes are as follows:

SP1 Very strong capacity to pay principal and interest.

SP2 Satisfactory capacity to pay principal and interest.

SP3 Speculative capacity to pay principal and interest.

A debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

Ratings of Commercial Paper

Description of Moody’s commercial paper ratings. Among the factors considered by Moody’s Investors Services, Inc. in assigning commercial paper ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer’s industry or industries and an appraisal of the risks which may be inherent in certain areas; (3) evaluation of the issuer’s products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative differences in strength and weakness in respect to these criteria would establish a rating of one of three classifications; P1 (Highest Quality), P2 (Higher Quality), or P3 (High Quality).

Description of S&P commercial paper ratings. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest. The “A” categories are as follows:

A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.

A1 This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong.

A2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A1.

A3 Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

INVESCO U.S. GOVERNMENT MONEY FUND—INVESTOR CLASS

AIM Treasurer’s Series Trust

PROSPECTUS ENCLOSED | November 25, 2003

Protecting Your Privacy

INVESCO is committed to protecting your personal and financial data. We collect non-public personal information about you from applications and other forms that you complete, as well as transactions that we perform for your accounts. This information allows us to provide service for your accounts and provide you with information when you request it.

As permitted by law, we may share all of this information with our affiliates, as well as with third parties who perform marketing services on our behalf, or with whom we have joint marketing agreements, such as our own broker-dealer, fulfillment vendors, market researchers, customer survey companies and technology developers. We also provide this information to third parties who assist us in maintaining your accounts with us, or who process transactions for your accounts. If you acquired your INVESCO Funds shares through a broker-dealer, adviser, 401(k) plan or other intermediary, the intermediary may control your personal client information. If you are interested, please contact your intermediary to find out its policy for sharing client personal information.

We restrict access to your non-public personal information to those employees who need to know that information to provide service for your accounts. Furthermore, we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your non-public personal information.

Additional information about our privacy policies can be obtained at our Web site, aiminvestments.com.

This wrapper is not part of the prospectus.

INVESCO U.S. GOVERNMENT MONEY FUND — INVESTOR CLASS

A mutual fund designed for investors seeking a high level of current income, consistent with the preservation of capital and the maintenance of liquidity.

Investor Class shares offered by this Prospectus are offered only to grandfathered investors. Please see the section of the Prospectus entitled “How To Buy Shares.”

Investment Goals, Strategies, And Risks2
Fund Performance 2
Fees And Expenses3
Investment Risks4
Principal Risks Associated With The Fund5
Fund Management6
Portfolio Managers6
Potential Rewards6
Share Price7
Tools Used to Combat Excessive Short-Term Trading Activity7
How To Buy Shares8
Your Account Services12
How To Sell Shares13
Dividends And Taxes14
Financial Highlights16

No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.

The Securities and Exchange Commission has not approved or disapproved the shares of the Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

AIM TREASURER’S SERIES TRUST

PROSPECTUS | November 25, 2003

A I M Advisors, Inc. (“AIM”) is the investment advisor for the Fund. On November 25, 2003, INVESCO U.S. Government Money Fund (the “Fund”), a series portfolio of AIM Money Market Funds, Inc, a Maryland corporation (the “Company”), was redomesticated into a series portfolio of AIM Treasurer’s Series Trust, a Delaware statutory trust. Prior to November 25, 2003, INVESCO Funds Group, Inc. (“INVESCO”) served as the investment advisor for the Fund. INVESCO and AIM are referred to herein, as appropriate, as the “Advisor.”

This Prospectus contains important information about the Fund’s Investor Class shares. If you invest through a financial intermediary, please contact your financial intermediary for detailed information on suitability and transactional issues (i.e., how to purchase or sell shares, minimum investment amounts, and fees and expenses).

This Prospectus will tell you more about:

Investment Goals & Strategies

Potential Investment Risks

Past Performance

Investment Goals, Strategies, And Risks
FOR MORE DETAILS ABOUT THE FUND’S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

The Fund is a money market fund. The Fund seeks a high level of current income consistent with the preservation of capital and the maintenance of liquidity. It invests in “money market” securities, which are high quality debt securities with a life span or remaining maturity of 397 days or less. The average dollar-weighted maturity of the Fund’s portfolio is ninety days or less.

The Fund operates under policies designed to ensure compliance with specific federal regulations applied to money market funds. These policies include requirements for:

■	maintaining high credit quality of the Fund’s investments;
■	maintaining a short average portfolio maturity;
■	ensuring adequate diversification of both the issuers of the Fund’s investments and the guarantors of those investments, if any; and
■	monitoring accurate pricing of the Fund’s investments so unfairness does not result from the use of the amortized cost method to value those investments.

The Fund is not intended for investors seeking capital appreciation. While not intended as a complete investment program, the Fund may be a valuable element of your investment portfolio.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, there is always a risk that you may lose money on your investment in the Fund.

INVESCO U.S. Government Money Fund — Investor Class

U.S. Government Money Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in debt securities issued or guaranteed by the U.S. government or its agencies and securities such as repurchase agreements and variable rate or floating rate debt obligations all of which are collateralized by such obligations. Direct U.S. government obligations include Treasury bonds, bills and notes, and are backed by the full faith and credit of the U.S. Treasury. The Fund may invest in obligations issued by certain agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations, such as those of the Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so.

Fund Performance

Performance information in the bar charts below is that of the Fund’s Investor Class shares. The returns in the bar chart reflects only the total expenses of the class.

2

The bar chart below shows the Fund’s Investor Class actual yearly performance (commonly known as their “total return”) for the years ended December 31 over the past decade. The table below shows the average annual total returns of Investor Class for various periods ended December 31, 2002.

To obtain the Fund’s current 7-day yield information, please call the Advisor at 1-800-525-8085. The information in the charts and table illustrates the variability of the Fund’s total return. Remember, past performance does not indicate how the Fund will perform in the future.

U.S. GOVERNMENT MONEY FUND — INVESTOR CLASS ACTUAL ANNUAL TOTAL RETURN[1,2]

Best Calendar Qtr. 12/00 1.43% Worst Calendar Qtr. 12/02 0.18%

	AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/02

	1 YEAR	5 YEARS	10 YEARS OR SINCE INCEPTION
Investor Class

U.S. Government Money Fund[1,2]	0.90%	3.68%	3.88%

[1]	Total return figures include reinvested dividends and capital gain distributions and the effect of the class’s expenses.
[2]	Returns for Investor Class shares of U.S. Government Money Fund year-to-date as of the calendar quarter ended September 30, 2003 were 0.31%.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund. If you invest in the Fund through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for purchases and sales of Fund shares.

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

Investor Class
Maximum Front-End Sales Charge on purchases as a percentage of offering price	None
Maximum Contingent Deferred Sales Charge (CDSC) as a percentage of the total original cost of the shares	None
Maximum Sales Charge on reinvested dividends/distributions	None

3

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

U.S. GOVERNMENT MONEY FUND	Investor Class

Management Fees	0.50%

Distribution and Service (12b-1) Fees	None

Other Expenses[1,2,3]	0.75%

Total Annual Fund Operating Expenses[1,2,3,4]	1.25%

[1]	The Fund’s actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown, because its custodian fees were reduced under expense offset arrangements.
[2]	Annualized for the period of June 1, 2003, change in fund’s year end through August 31, 2003.
[3]	Certain expenses of Investor Class shares of U.S. Government Money Fund were absorbed voluntarily by the Advisor pursuant to a commitment between the Fund and the Advisor. This commitment may be changed at any time following consultation with the board of trustees. After absorption, but excluding any expense offset arrangements, U.S. Government Money Fund’s Investor Class shares’ Other Expenses and Total Annual Fund Operating Expenses were 0.35% and 0.85%, respectively, of the Fund’s average net assets attributable to Investor Class shares.
[4]	The Advisor is entitled to reimbursement from the Fund for fees and expenses absorbed pursuant to a voluntary expense limitation commitment between the Advisor and the Fund if such reimbursements do not cause the Fund to exceed expense limitations and the reimbursement is made within three years after the Advisor incurred the expense. The voluntary expense limitation may be changed at any time following consultation with the board of trustees.

EXPENSE EXAMPLE

The Example is intended to help you compare the cost of investing in the Investor Class to the cost of investing in other mutual funds.

The Example assumes that you invested $10,000 in Investor Class shares of the Fund for the time periods indicated. Within the Example, there is an assumption that you redeem all of your shares at the end of those periods and that you keep your shares. The Example also assumes that your investment had a hypothetical 5% return each year, and that the Fund’s Investor Class shares’ operating expenses remain the same. Although the actual costs and performance of the Fund’s Investor Class shares may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
U.S. Government Money Fund

Investor Class	$127	$397	$686	$1,511

Investment Risks
BEFORE INVESTING IN THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you invest. The principal risks of investing in any mutual fund, including this Fund, are:

Not Insured. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

No Guarantee. No mutual fund can guarantee that it will meet its investment objectives.

Possible Loss Of Investment. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

Volatility. The price of your mutual fund shares will increase or decrease with changes in the value of a Fund’s underlying investments and changes in the equity markets as a whole.

Not A Complete Investment Plan. An investment in any mutual fund does not constitute a complete investment plan. The Funds are designed to be only a part of your personal investment plan.

4

Principal Risks Associated With The Fund

You should consider the special risk factors discussed below associated with the Fund’s policies in determining the appropriateness of investing in the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

INTEREST RATE RISK

Changes in interest rates will affect the resale value of debt securities held in the Fund’s portfolio. When interest rates go up, the market values of previously issued debt securities generally decline. Also, the Fund’s new investments are likely to be in debt securities paying lower rates than the rest of the Fund’s portfolio when interest rates go down. This reduces the Fund’s yield. A weak economy or strong stock market may cause interest rates to decline.

CREDIT RISK

The Fund invests in debt instruments, such as notes, bonds, and commercial paper. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.

PREPAYMENT RISK

The Fund may invest in Government Agency mortgage-backed securities. In the event that a high volume of mortgages are prepaid, thereby reducing income from interest on the principal of such mortgages, the opportunity for the Fund to earn income may be decreased.

DURATION RISK

Duration is a measure of a debt security’s sensitivity to interest rate changes. Duration of money market securities is usually expressed in terms of days or months, with longer durations usually more sensitive to interest rate fluctuations.

LIQUIDITY RISK

The Fund’s portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security.

OPPORTUNITY RISK

With long-term investment plans, there may be a risk that you are not taking enough risk, and thus missing the opportunity on other less conservative but potentially more rewarding investments. The Fund has an investment goal of current income, not capital appreciation. Therefore the Fund, by itself, will not be a suitable investment for people seeking long-term growth for objectives such as retirement or the funding of a child’s college education.

COUNTERPARTY RISK

This is a risk associated primarily with repurchase agreements. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

Although the Fund generally invests in money market securities, the Fund also may invest in other types of securities and other financial instruments, indicated in the chart below. Although these investments typically are not part of the Fund’s principal investment strategy, they may constitute a significant portion of the Fund’s portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

INVESTMENT	RISKS	APPLIES TO THIS FUND

Asset Backed Securities
These securities are fractional interests in pools of credit card receivables, consumer loans, and other trade receivables, which are obligations of a number of different parties. The income from the underlying pool is passed through to investors, such as the Fund.	Prepayment and Interest Rate Risks	U.S. Government Money

Government Agency Mortgage-Backed Securities
These are securities issued by the FHLMC and the FNMA or guaranteed by the GNMA and backed by mortgages. The Fund receives payments out of the interest and principal on the underlying mortgages.	Prepayment and Interest Rate Risks	U.S. Government Money

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INVESTMENT	RISKS	APPLIES TO THIS FUND

Repurchase Agreements
A contract under which the seller of a security agrees to buy it back at an agreed-upon price and time in the future.	Credit and Counterparty Risks	U.S. Government Money

Variable Rate or Floating Rate Instruments
Securities that are debt instruments with a variable interest rate. The interest rate is readjusted periodically.	Interest Rate Risk	U.S. Government Money

Fund Management

INVESTMENT ADVISOR

INVESCO, AIM AND ADI ARE SUBSIDIARIES OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $345.2 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

A I M Advisors, Inc. (“AIM”) is the investment advisor for the Fund. AIM is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. AIM has acted as an investment advisor since its organization in 1976. Today, AIM, together with its subsidiaries, advises or manages over 190 investment portfolios, encompassing a broad range of investment objectives.

A I M Distributors, Inc. (“ADI”) is the Fund’s distributor and is responsible for the sale of the Fund’s shares.

INVESCO, AIM and ADI are subsidiaries of AMVESCAP PLC.

Prior to November 25, 2003, INVESCO served as the investment advisor for the Fund.

The following table shows the fees the Fund paid to INVESCO for its advisory services for the period ended August 31, 2003:

FUND	ADVISORY FEE AS A PERCENTAGE OF AVERAGE ANNUAL NET ASSETS UNDER MANAGEMENT

U.S. Government Money Fund	0.50%

Portfolio Managers

Effective November 25, 2003, the Fund is managed on a day-to-day basis by AIM. When we refer to team management without naming individual portfolio managers, we mean a system by which a senior investment policy group sets allocation of Fund assets and risk controls:

Fund	Portfolio Manager(s)
U.S. Government Money	Team Management

Potential Rewards

NO SINGLE FUND SHOULD REPRESENT YOUR COMPLETE INVESTMENT PROGRAM NOR SHOULD YOU ATTEMPT TO USE THE FUND FOR SHORT-TERM TRADING PURPOSES.	The Fund offers shareholders the potential for monthly payment of daily income, while maintaining a stable share value, at a level of risk lower than many other types of investments. Yields on short-term securities tend to be lower than the yields on longer-term fixed-income securities. The Fund seeks to provide higher returns than other money market funds and the money market in general, but cannot guarantee that performance.

SUITABILITY FOR INVESTORS

Only you can determine if an investment in the Fund is right for you based upon your own economic situation, the risk level with which you are comfortable, and other factors. In general, the Fund is most suitable for investors who:

■	want to earn income at current money market rates.
■	want to preserve the value of their investment.
■	do not want to be exposed to a high level of risk.
■	are seeking state tax-exempt income.

You probably do not want to invest in the Fund if you are:

■	primarily seeking long-term growth (although the Fund may serve as the cash equivalent portion of a balanced investment program).

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Share Price

THE COMBINATION OF THE AMORTIZED COST METHOD OF VALUATION AND THE DAILY DECLARATION OF DIVIDENDS MEANS THAT THE FUND’S NET ASSET VALUE IS EXPECTED TO BE $1.00 PER SHARE, DESPITE CHANGES IN THE MARKET VALUE OF THE FUND’S SECURITIES.	The value of your Fund shares is not likely to change from $1.00, although this cannot be guaranteed. This value is known as the Net Asset Value per share, or NAV. The Advisor determines the market value of each investment in each Fund’s portfolio each day that the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which generally is on weekends, most national holidays in the U.S., and Good Friday.

The Fund uses the amortized cost method for establishing the value of its investments. The amortized cost method values securities at their cost at the time of purchase, and then amortizes the discount or premium to maturity. The Fund declares dividends daily, based upon the interest earned by the Fund’s investments that day. The combination of the amortized cost method of valuation and the daily declaration of dividends means that the Fund’s net asset value is expected to be $1.00 per share, despite changes in the market value of the Fund’s securities. However, we cannot guarantee that the Fund’s net asset value will be maintained at a constant value of $1.00 per share.

All purchases, sales, and exchanges of Fund shares are made by AIS at the NAV next calculated after AIS receives proper instructions from you or your financial intermediary. Instructions must be received by AIS no later than the close of the NYSE to effect transactions at that day’s NAV. If AIS receives instructions from you or your financial intermediary after that time, the instructions will be processed at the NAV calculated after receipt of these instructions. Financial institutions that process customer transactions through the National Securities Clearing Corporation’s Fund/SERV and Networking facilities must obtain their customers’ permission for each transaction, and each financial institution retains responsibility to its customers for any error or irregularities related to these transactions.

Tools Used to Combat Excessive Short-Term Trading Activity

While the Fund provides its shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time. AIM and its affiliates (collectively, the “AIM Affiliates”) currently use the following tools designed to discourage excessive short-term trading in the retail funds within The AIM Family of Funds® and the INVESCO family of funds (together, the “AIM and INVESCO Funds”):

■	trade activity monitoring;
■	trading guidelines;
■	redemption fee on trades in certain AIM and INVESCO Funds; and
■	selective use of fair value pricing.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the AIM and INVESCO Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with shareholder interests.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s accounts other than exchanges into a money market fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of shareholders.

The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

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TRADING GUIDELINES

Currently, if a shareholder exceeds 10 exchanges per calendar year, or an AIM or INVESCO Fund or ADI determines, in its sole discretion, that a shareholder’s short-term trading activity is excessive (regardless of whether or not such shareholder exceeds such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each AIM and INVESCO Fund and ADI reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders.

Effective on or about March 1, 2004, if a shareholder exceeds four exchanges out of an AIM or INVESCO Fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund and INVESCO U.S. Government Money Fund) per calendar year, or an AIM or INVESCO Fund or ADI determines, in its sole discretion, that a shareholder’s short-term trading activity is excessive (regardless of whether or not such shareholder exceeds such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each AIM or INVESCO Fund and ADI reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the movement out of (redemption) one AIM or INVESCO Fund and into (purchase) another AIM or INVESCO Fund.

The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

REDEMPTION FEE

Effective on or about November 24, 2003, certain shareholders may be charged a 2% redemption fee if the shareholders redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of certain funds within 30 days of purchase. The AIM Affiliates expect to charge the redemption fee on other classes of shares when the AIM or INVESCO Funds’ transfer agent system has the capability of processing the fee across these other classes.

The ability of an AIM or INVESCO Fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder account and may be further limited by systems limitations applicable to these types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of processing the redemption fee. The provider of this system is working to enhance the system to facilitate the processing of this fee. These are two reasons why this tool cannot eliminate the possibility of excessive short-term trading activity.

FAIR VALUE PRICING

The trading hours for most foreign securities end prior to the close of the New York Stock Exchange, the time the AIM or INVESCO Fund’s net asset value is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the AIM or INVESCO Fund may value foreign securities at fair value, taking into account such events, when it calculates its net asset value. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Directors or Trustees of the AIM or INVESCO Fund.

Fair value pricing results in an estimated price and may reduce the possibility that short-term traders could take advantage of potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of excessive short-term trading.

How To Buy Shares

TO BUY SHARES AT THAT DAY’S CLOSING PRICE, YOU MUST CONTACT US BEFORE THE CLOSE OF THE NYSE, NORMALLY 4:00 P.M. EASTERN TIME.	The chart in this section shows several convenient ways to invest in the shares of the Fund if you invest directly through AIS. If you invest in the Fund through a financial intermediary, please contact the financial intermediary for more information on how to purchase shares of the Fund. You may be charged a commission or transaction fee by the financial intermediary for purchases of Fund shares.

There is no charge to invest or exchange shares when you make transactions directly through ADI.

For all new accounts, please send a completed application form, and specify the fund or funds and class or classes of shares you wish to purchase. Purchase orders will not be processed unless the account application and purchase payment are received in

8

good order. In accordance with the USA Patriot Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the Fund verify and record your identifying information. If you do not specify a fund or funds, your initial investment and any subsequent purchases will automatically go into AIM Cash Reserve Shares of AIM Money Market Fund, a series of AIM Investment Securities Funds. You will receive a confirmation of this transaction and may contact AIM Investment Services, Inc. (“AIS”), the Fund’s transfer agent, to exchange into the fund you choose.

ADI reserves the right to increase, reduce, or waive the Fund’s minimum investment requirements in its sole discretion, if it determines this action is in the best interests of the Fund’s shareholders. ADI also reserves the right in its sole discretion to reject any order to buy Fund shares, including purchases by exchange. If a fund determines that you have not provided a correct social security or other tax ID number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Please remember that if you pay by check, Automated Clearing House (“ACH”) or wire and your funds do not clear, you will be responsible for any related loss to a Fund or AIS. If you are already an INVESCO funds shareholder, the Fund may seek reimbursement for any loss from your existing account(s).

Minimum Initial Investment. $1,000, which is waived for regular investment plans, including Systematic Purchase Plan and Direct Payroll Purchase, and certain retirement plans, including IRAs.

Minimum Subsequent Investment. $50 (Minimums are lower for certain retirement plans.)

The following chart shows several ways to invest in the Fund if you invest directly through AIS.

METHOD	INVESTMENT MINIMUM	PLEASE REMEMBER

By Check

Mail to:

AIM Investment Services, Inc.

P.O. Box 4739

Houston, TX 77210-4739

-or-

AIM Investment Services, Inc.

P.O. Box 173706

Denver, CO 80217-3706

You may also send your check

by overnight courier to:

AIM Investment Services, Inc.

11 Greenway Plaza, Suite 100

Houston, TX 77046

-or-

AIM Investment Services, Inc

4350 South Monaco

Denver, CO 80237

	$1,000 for regular accounts; $250 for an IRA; $50 for each subsequent investment.	Mail your completed account application and check to AIS. AIS does not accept cash, credit cards, travelers’ cheques, credit card checks, instant loan checks, money orders, or third party checks unless they are from another financial institution related to a retirement plan transfer.

By Wire You may send your payment by bank wire (call 1-800-959-4246 for instructions).	$1,000 for regular accounts; $250 for an IRA; $50 for each subsequent investment.

Mail completed account application to the transfer agent. Call the transfer agent at (800) 959-4246 to receive a reference number. Then, use the following wire instructions:

Beneficiary Bank ABA/Routing #: 113000609

Beneficiary Account Number: 00100366807

Beneficiary Account Name: AIM Investment Services, Inc.

RFB: Fund Name, Reference #

OBI: Your Name, Account #

By Telephone With ACH

Call 1-800-959-4246 to request your purchase. Upon your telephone instructions, AIS will move money from your designated bank/credit union checking or savings account in order to purchase shares.

	$1,000 for regular accounts; $250 for an IRA; $50 for each subsequent investment.	You must provide your bank account information to AIS prior to using this option.

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METHOD	INVESTMENT MINIMUM	PLEASE REMEMBER

By Internet Go to AIM’s Web site at aiminvestments.com.	$1,000 for regular accounts; $250 for an IRA; $50 for each subsequent investment.

Open your account using one of the methods described above.

Access your account at aiminvestments.com. The proper bank instructions must have been provided on your account. You may not purchase shares in AIM prototype retirement accounts on the Internet.

You will need a Web browser to use this service.

Regular Investing With Systematic Purchase Plan or Direct Payroll Purchase

You may enroll on your fund application, or call us for a separate form and more details. Investing the same amount on a monthly basis allows you to buy more shares when prices are low and fewer shares when prices are high. This “dollar cost averaging” may help offset market fluctuations. Over a period of time, your average cost per share may be less than the actual average price per share.

	$50 per month for Systematic Purchase Plan; $50 per pay period for Direct Payroll Purchase. You may start or stop your regular investment plan at any time with two weeks’ notice to AIS.	Like all regular investment plans, neither Systematic Purchase Plan nor Direct Payroll Purchase ensures a profit or protects against loss in a falling market. Because you’ll invest continually, regardless of varying price levels, consider your financial ability to keep buying through low price levels. And remember that you will lose money if you redeem your shares when the market value of all your shares is less than their cost.

By AIM 24-hour Automated Investor Line With ACH Automated transactions by telephone are available for subsequent purchases and exchanges 24 hours a day. Simply call 1-800-246-5463.	$50 for subsequent investments.	You must provide your bank account information to AIS prior to using this option.

By Exchange (All Classes)

Between the same class of any two INVESCO Funds or certain classes of AIM Funds. Call
1-800-959-4246 for prospectuses of other INVESCO Funds or AIM Funds. Exchanges may be made in writing, by telephone or at AIM’s Web site at aiminvestments.com. You may also establish an automatic monthly exchange service between two INVESCO Funds or certain classes of AIM Funds; call us for further details and the correct form.

	$1,000 for regular accounts; $250 for an IRA; $50 for each subsequent investment.	See “Exchange Policy.”

Purchases of shares by check, other negotiable bank draft or bank wire received by AIS by 4:00 p.m. (Eastern Time) will begin to accrue dividends on the following business day. Similarly, if you request a check or other negotiable bank draft or wire when you redeem Fund shares, and AIS receives your request by 4:00 p.m. (Eastern Time), you will receive that day’s dividend.

If you hold shares of the Fund through an account with a broker-dealer or other financial services firm that buys and sells Fund shares through automated transactions that settle on the same day, your investment will begin earning dividends on the date that AIS receives payment for your shares from that party. Similarly, if you sell through a dealer who uses automated transactions that settle on the same day, your investment will not earn dividends on the date of the settlement.

Grandfathered Investors. Investor Class shares of the Fund may be purchased only by:

■	Persons or entities who had established an account prior to April 1, 2002 in Investor Class shares of any of the funds currently distributed by ADI (the “Grandfathered Funds”) and have continuously maintained such account in Investor Class shares since April 1, 2002;
■	Any person or entity listed in the account registration for any Grandfathered Funds, which account in Investor Class shares was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians, and designated beneficiaries;
■	Customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any of the Grandfathered Funds’ prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002;
■	Defined benefit, defined contribution, and deferred compensation plans; and

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■	INVESCO or AIM employees, INVESCO Funds trustees, AIM Funds Trustees, AMVESCAP employees, AMVESCAP directors, and their immediate families.

For more detailed information about eligibility, please call 1-800-525-8085. If you hold Grandfathered Funds shares through a broker/dealer or other financial institution, your eligibility to purchase Investor Class shares may differ depending on that institution’s policies.

Exchange Policy. You may exchange your shares in any of the Funds for shares of the same class in another INVESCO Fund or into certain classes of another AIM Fund as described in the table below, on the basis of their respective NAVs at the time of the exchange.

Shareholders invested in the following classes of the INVESCO Funds:	Will be offered the ability to exchange into the following classes of the AIM Funds:

■ Investor Class Shares of all INVESCO Funds ■ Class A Shares of all INVESCO Funds[1]	■ Investor Class Shares of all AIM Funds ■ Class A Shares of Category I and II Funds and AIM Tax-Exempt Cash Fund ■ Class A3 Shares of all AIM Funds ■ AIM Cash Reserve Shares of AIM Money Market Fund

■ Class B Shares of all INVESCO Funds	■ Class B Shares of all AIM Funds, with the exception of AIM Floating Rate Fund

■ Class C Shares of all INVESCO Funds	■ Class C Shares of all AIM Funds, with the exception of AIM Floating Rate Fund

■ Institutional Class Shares of all INVESCO Funds	■ Institutional Class Shares of all AIM Retail Funds

■ Class K Shares of all INVESCO Funds	■ Exchanges not permitted

Shareholders invested in the following classes of the AIM Funds:	Will be offered the ability to exchange into the following classes of the INVESCO Funds:

■  Investor Class Shares of all AIM Funds

■  Class A Shares of all AIM Funds, with the exception of Class A Shares of Category III Funds purchased at net asset value

■  Class A3 Shares of the AIM Funds

■  AIM Cash Reserve Shares of AIM Money Market Fund

■ Investor Class Shares of all INVESCO Funds ■ Class A Shares of all INVESCO Funds[2]

■ Class B Shares of all AIM Funds	■ Class B Shares of all INVESCO Funds

■ Class C Shares of all AIM Funds	■ Class C Shares of all INVESCO Funds

■ Institutional Class Shares of all AIM Retail Funds	■ Institutional Class Shares of all INVESCO Funds

■ Class R Shares of all AIM Funds	■ Exchanges not permitted

1	Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.
2	You may be required to pay an initial sales charge equal to the difference between the sales charge of the Fund being acquired and the sales charge paid on the Fund being exchanged when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.

FUND EXCHANGES CAN BE A CONVENIENT WAY FOR YOU TO DIVERSIFY YOUR INVESTMENTS, OR TO REALLOCATE YOUR INVESTMENTS WHEN YOUR OBJECTIVES CHANGE.	Before making any exchange, be sure to review the prospectuses of the funds involved and consider the differences between the funds. Also, be certain that you qualify to purchase certain classes of shares in the new fund. An exchange is the sale of shares from one fund immediately followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, you or your account qualifies as tax-deferred under the Internal Revenue Code). If the shares of the fund you are selling have gone up in value since you bought them, the sale portion of an exchange may result in taxable income to you.

We have the following policies governing exchanges:

■	Both AIM or INVESCO Fund accounts involved in the exchange must be registered in exactly the same name(s) and Social Security or federal tax I.D. number(s).
■	Currently, if you exceed 10 exchanges per calendar year, or an AIM or INVESCO Fund or ADI determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each AIM or INVESCO Fund and ADI reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders.

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■	Please see the subsection entitled “Tools Used to Combat Excessive Short-Term Trading Activity — Trading Guidelines” for more information.
■	Under unusual market conditions, an AIM Fund or INVESCO Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or INVESCO Funds or the distributor may modify or terminate this privilege at any time. The AIM Funds or INVESCO Fund or ADI will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

In addition, the ability to exchange may be temporarily suspended at any time that sales of the INVESCO or AIM Fund into which you wish to exchange are temporarily stopped.

Internet Transactions. Investors may exchange and redeem shares of any INVESCO fund through AIM’s Web site. In addition, certain Grandfathered Investor Class shareholders may open new accounts in Investor Class shares. To use this service, you will need a web browser (presently Netscape version 4.0 or higher, Microsoft Internet Explorer version 4.0 or higher, or AOL version 5.0 or higher) and the ability to use AIM’s Web site. AIS will accept Internet purchase instructions only for exchanges or if the purchase price is paid to AIS through debiting your bank account, and any Internet cash redemptions will be paid only to the same bank account from which the payment to AIS originated. Other minimum transaction amounts are discussed in this Prospectus. You may also download an application to open an account from the Web site, complete it by hand, and mail it to AIS, along with a check.

AIS employs reasonable procedures to confirm that transactions entered into over the Internet are genuine. These procedures include the use of alphanumeric passwords, secure socket layering, encryption, and other precautions reasonably designed to protect the integrity, confidentiality, and security of shareholder information. In order to enter into a transaction on AIM’s Web site, you will need an account number, your Social Security number, and an alphanumeric password. If AIS follows these procedures, neither AIS, its affiliates nor any fund will be liable for any loss, liability, cost, or expense for following instructions communicated via the Internet that are reasonably believed to be genuine or that follow AIS’s security procedures. By entering into the user’s agreement with AIS to open an account through our Web site, you lose certain rights if someone gives fraudulent or unauthorized instructions to AIS that result in a loss to you.

Your Account Services

AIS PROVIDES YOU WITH SERVICES DESIGNED TO MAKE IT SIMPLE FOR YOU TO BUY, SELL, OR EXCHANGE YOUR SHARES OF ANY INVESCO MUTUAL FUND.

With the exception of householding, the following information pertains only to shareholders who hold their shares directly through AIS.

Shareholder Accounts. AIS maintains your share account, which contains your current Fund holdings. The Fund does not issue share certificates.

Quarterly Investment Summaries. Each calendar quarter, you receive a written statement which consolidates and summarizes account activity and value at the beginning and end of the period for each of your INVESCO funds.

Transaction Confirmations. You receive detailed confirmations of individual purchases, exchanges, and sales. If you choose certain recurring transaction plans (for instance, Systematic Purchase Plan), your transactions are confirmed on your quarterly Investment Summaries.

Checkwriting (Investor Class Only). If you have $1,000 or more in your account, you may redeem shares of a Fund by check. We will provide personalized checks at no charge within thirty days of your account opening. Checks may be made payable to any party in any amount of $250 or more. Shares of the Fund will be redeemed to cover payment of the check. AIS reserves the right to institute a charge for this service upon notice to all shareholders. Further information about this option may be obtained from AIS.

Telephone Transactions. You and your financial intermediary may buy, exchange, and sell Fund shares by telephone, unless these privileges are specifically declined when the new account Application is filled out.

YOU CAN CONDUCT MOST TRANSACTIONS AND CHECK ON YOUR ACCOUNT THROUGH OUR TOLL-FREE TELEPHONE NUMBER. YOU MAY ALSO ACCESS PERSONAL ACCOUNT INFORMATION AT AIM’S WEB SITE, AIMINVESTMENTS.COM.	Unless you decline the telephone transaction privileges, when you fill out and sign the new account Application, a Telephone Transaction Authorization Form, or use your telephone transaction privileges, you lose certain rights if someone gives fraudulent or unauthorized instructions to AIS that result in a loss to you. In general, if AIS has followed reasonable procedures, such as recording telephone instructions and sending written transaction confirmations, AIS is not liable for following telephone instructions that it believes to be genuine. Therefore, you have the risk of loss due to unauthorized or fraudulent instructions.

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Householding. To save money for the Fund, you may receive only one copy of a prospectus or financial report to each household address. This process, known as “householding,” is used for most required shareholder mailings. It does not apply to account statements. You may, of course, request an additional copy of a prospectus or financial report at any time by calling or writing AIS. You may also request that householding be eliminated from all your required mailings.

IRAs and Other Retirement Plans. Shares of any INVESCO or AIM mutual fund may be purchased for IRAs and many other types of tax-deferred retirement plans. Please call AIS for information and forms to establish or transfer your existing retirement plan or account.

How To Sell Shares

The chart in this section shows several convenient ways to sell your Fund shares if you invest directly through AIS. If you invest in a Fund through a financial intermediary, please consult the financial intermediary for information on how to sell shares of the Fund. You may be charged a commission or transaction fee by your financial intermediary for sales of Fund shares. Shares of the Fund may be sold at any time at the next NAV calculated after your request to sell is received by AIS in proper form. Depending on Fund performance, the NAV at the time you sell your shares may be more or less than the price you paid to purchase your shares.

TO SELL SHARES AT THAT DAY’S CLOSING PRICE, YOU MUST CONTACT US BEFORE 4:00 P.M. EASTERN TIME	If you own shares in more than one fund, please specify the fund whose shares you wish to sell and specify the class of shares. Remember that any sale or exchange of shares in a non-retirement account will likely result in a taxable gain or loss.

While AIS attempts to process telephone redemptions promptly, there may be times — particularly in periods of severe economic or market disruption — when you may experience delays in redeeming shares by telephone.

AIS usually forwards the proceeds from the sale of fund shares within seven days after we receive your request to sell in proper form. However, payment may be postponed under unusual circumstances — for instance, if normal trading is not taking place on the NYSE, or during an emergency as defined by the Securities and Exchange Commission. If your fund shares were purchased by a check which has not yet cleared, payment will be made promptly when your purchase check does clear; that can take up to twelve business days.

If you participate in Systematic Purchase Plan, the Fund’s automatic monthly investment program, and sell all of the shares in your account, we will not make any additional Systematic Purchase Plan purchases unless you give us other instructions.

Because of the Fund’s expense structures, it costs as much to handle a small account as it does to handle a large one. If the value of your account in the Fund falls below $250 as a result of your actions (for example, sale of your Fund shares), the Fund reserves the right to sell all of your shares, send the proceeds of the sale to you and close your account. Before this is done, you will be notified and given sixty days to increase the value of your account to $250 or more.

Redemption Fees. We will not charge you any fees to redeem your shares; however, your financial intermediary may charge service fees for handling these transactions.

The following chart shows several ways to sell your shares of the Fund if you invest directly through ADI.

METHOD	REDEMPTION MINIMUM	PLEASE REMEMBER

By Telephone Call us toll-free at: 1-800-959-4246.	Any amount.	AIS’s telephone redemption privileges may be modified or terminated in the future at AIS’s discretion. The maximum amount which may be redeemed by telephone is generally $250,000.

In Writing

Mail your request to:

AIM Investment Services, Inc.

P.O. Box 4739

Houston, TX 77210-4739

You may also send your request by

overnight courier to:

AIM Investment Services, Inc.

11 Greenway Plaza, Suite 100

Houston, TX 77046

	Any amount.	The redemption request must be signed by all registered account owners. Payment will be mailed to your address as it appears on AIS’s records, or to a bank designated by you in writing.

13

METHOD	REDEMPTION MINIMUM	PLEASE REMEMBER

By Check (Investor Class)	$250 per check.	Personalized checks are available from AIS at no charge within 30 days of your account opening upon request. Checks may be payable to any party.

By Telephone With ACH Call 1-800-959-4246 to request your redemption.	Any amount.	You must provide your bank account information to AIS prior to using this option. AIS will automatically pay the proceeds into your designated bank account.

By Internet Go to AIM’s Web site at aiminvestments.com.	Any amount. IRA redemptions are not permitted via the internet.	Place your redemption request at aiminvestments.com. You will be allowed to redeem by internet if (1) you do not hold physical share certificates; (2) you can provide proper identification information; (3) the proceeds of the redemption do not exceed $250,000; and (4) you have already provided proper bank information. AIM prototype retirement accounts may not be redeemed on the internet. The transfer agent must confirm your transaction during the hours of the customary trading session of the NYSE in order to effect the redemption at that day’s closing price. You will need a Web browser to use this service. Internet transactions are limited to a maximum of $250,000. AIS will automatically pay the proceeds into your designated bank account.

By AIM 24-hour Automated Investor Line With ACH Automated transactions by phone are available for redemptions and exchanges 24 hours a day. Simply call 1-800-246-5463	$50.	Be sure to write down the confirmation number provided to you. You must provide your bank account information to AIS prior to using this option.

Systematic Redemption Plan You may call us to request the appropriate form and more information at 1-800-959-4246	$100 per payment on a monthly or quarterly basis. The redemption check may be made payable to any party you designate.	You must have at least $5,000 invested in the fund from which withdrawals will be made.

Payment To Third Party Mail your request to: AIM Investment Services, Inc. P.O. Box 4739 Houston, TX 77210-4739	Any amount.	All registered account owners must sign the request, with signature guarantees from an eligible guarantor financial institution, such as a commercial bank or a recognized national or regional securities firm.

Dividends and Taxes

TO AVOID BACKUP WITHHOLDING, BE SURE WE HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER. WE WILL PROVIDE YOU WITH DETAILED INFORMATION EVERY YEAR ABOUT YOUR DIVIDENDS.	Everyone’s tax status is unique. We encourage you to consult your own tax adviser on the tax impact to you of investing in the Fund.

The Fund earns ordinary or investment income from interest on its investments. The Fund expects to distribute substantially all of this investment income, less Fund expenses, to shareholders. You will ordinarily earn income on each day you are invested in the Fund, and that income is paid by the Fund to you once a month. Dividends are automatically reinvested in additional shares of the Fund at the net asset value on the monthly dividend distribution date, unless you request that dividends be paid in cash. Please note that classes with higher expenses are expected to have lower dividends.

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Unless you are (or your account is) exempt from income taxes, you must include all dividends paid to you by the Fund in your taxable income for federal, state, and local income tax purposes. Dividends and other distributions usually are taxable whether you receive them in cash or automatically reinvest them in shares of the distributing Fund(s) or other funds.

If you have not provided AIS with complete, correct tax information, the Fund is required by law to withhold from your distributions, and any money that you receive from the sale of shares of the Fund, a backup withholding tax at the rate in effect on the date of the transaction.

Unless your account is held through a financial intermediary, we will provide you with detailed information every year about your dividends.

15

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of Investor Class shares of the Fund for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Money Market Funds, Inc.’s 2003 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. Prior to November 25, 2003, INVESCO U.S. Government Money Fund was a series portfolio of a Maryland corporation named AIM Money Market Funds, Inc. (formerly, INVESCO Money Market Funds, Inc.). This Report is available without charge by contacting ADI at the address or telephone number on the back cover of this Prospectus.

	PERIOD ENDED AUGUST 31		YEAR ENDED MAY 31

	2003(a)		2003	2002	2001	2000	1999

U.S. GOVERNMENT MONEY FUND — INVESTOR CLASS

PER SHARE DATA

Net Asset Value — Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

INCOME AND DISTRIBUTIONS FROM INVESTMENT OPERATIONS

Net Investment Income Earned and Distributed to Shareholders(b)	0.00		0.01	0.02	0.05	0.05	0.04

Net Asset Value — End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.08%(c	)	0.72%	1.67%	5.24%	4.74%	4.36%

RATIOS

Net Assets — End of Period ($000 Omitted)	$64,883		$67,097	$75,720	$75,380	$86,060	$91,509

Ratio of Expenses to Average Net Assets(d)(e)	0.85%(f	)	0.85%	0.85%	0.86%	0.86%	0.86%

Ratio of Net Investment Income to Average Net Assets(e)	0.33%(f	)	0.72%	1.65%	5.10%	4.63%	4.28%

(a)	From June 1, 2003 to August 31, 2003, the Fund’s current fiscal year-end.
(b)	Net Investment Income Earned and Distributed to Shareholders aggregated less than $0.01 per share for the period ended August 31, 2003.
(c)	Based on operations for the period shown and, accordingly, is not representative of a full year.
(d)	Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by the Investment Advisor, which is before any expense offset arrangements (which may include custodian fees).
(e)	Various expenses of the Fund were voluntarily absorbed by the Investment Advisor for the period ended August 31, 2003 and the years ended May 31, 2003, 2002, 2001, 2000 and 1999. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.25% (annualized), 1.11%, 1.04%, 1.18%, 1.16% and 1.08%, respectively, and ratio of net investment income to average net assets would have been (0.07%) (annualized), 0.46%, 1.46%, 4.78%, 4.33% and 4.06%, respectively.
(f)	Annualized.

16

November 25, 2003

AIM TREASURER’S SERIES TRUST

INVESCO U.S. GOVERNMENT MONEY FUND — INVESTOR CLASS

You may obtain additional information about the Fund from several sources:

Financial Reports. Although this Prospectus describes the Fund’s anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund’s actual investments at the report date. These reports include discussion of the Fund’s recent performance, as well as market and general economic trends affecting the Fund’s performance. The annual report also includes the report of the Fund’s independent accountants.

Statement of Additional Information. The SAI dated November 25, 2003, is a supplement to this Prospectus and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated into this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

Internet. The current Prospectus of the Fund may be accessed through the AIM Web site at aiminvestments.com. In addition, the Prospectus, SAI, annual report, and semiannual report of the Fund are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report, or semiannual report, write to AIM Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739; or call 1-800-347-4246. Copies of these materials are also available (with a copying charge) from the SEC’s Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling  1-202-942-8090. This information can be obtained by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-5460 and 033-19862.

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Automated Investor Line: 1-800-246-5463

Client Services: 1-800-959-4246

AIMinvestments.com

Effective 7/1/03, A I M Distributors, Inc.,SM became

the distributor of the retail INVESCO funds

11 Greenway Plaza, Suite 100

Houston, Texas 77046

I-USGM-PRO-1  11/03

STATEMENT OF ADDITIONAL INFORMATION

AIM TREASURER’S SERIES TRUST

INVESCO U.S. Government Money Fund - Investor Class

Address:	Mailing Address:

11 Greenway Plaza	P. O. Box 0843
Suite 100	Houston, TX 77001-0843
Houston, TX 77046-1173

Telephone:

In continental U.S., 1-800-347-4246

November 25, 2003

A Prospectus for the Investor Class shares of INVESCO U.S. Government Money Funds (the “Fund”) dated November 25, 2003 provides the basic information you should know before investing in the Fund. This Statement of Additional Information (“SAI”) is incorporated by reference into the Fund’s Prospectus; in other words, this SAI is legally part of the Fund’s Prospectus. Although this SAI is not a prospectus, it contains information in addition to that set forth in the Prospectus. It is intended to provide additional information regarding the activities and operations of the Fund and should be read in conjunction with the Prospectus. The financial statements of the Fund for the fiscal year ended May 31, 2003 and the fiscal period ended August 31, 2003 are incorporated herein by reference from INVESCO Money Market Funds, Inc.’s Annual Report to Shareholders dated May 31, 2003 and its report for the fiscal period ended August 31, 2003. Please note that the fiscal year end of INVESCO U.S. Government Money Fund has been changed to August 31. Prior to November 25, 2003, the Fund was a series portfolio of a Maryland corporation named AIM Money Market Funds, Inc. (formerly, INVESCO Money Market Funds, Inc.)

You may obtain, without charge, the current Prospectus, SAI, and annual and semiannual reports of the Fund by writing to AIM Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by calling 1-800-347-4246. The Prospectus of the Fund is also available through the AIM website at aiminvestments.com.

1

The Trust	3

Investments, Policies, and Risks	3

Investment Restrictions	9

Management of the Fund	11

Other Service Providers	36

Brokerage Allocation and Other Practices	37

Shares of Beneficial Interest	38

Tax Consequences of Owning Shares of the Fund	39

Performance	40

Proxy Voting Policies	43

Code of Ethics	49

Financial Statements	49

APPENDIX A	50

2

The Trust

AIM Treasurer’s Series Trust (the “Trust”) was organized as a Delaware statutory trust on July 24, 2003. Pursuant to shareholder approval obtained at a shareholder meeting held on November 4, 2003, INVESCO U.S. Government Money Fund (“U.S. Government Money Fund” or the “Fund”), a series portfolio of AIM Money Market Funds, Inc. was redomesticated as a new series of the Trust on November 25, 2003. Prior to October 1, 2003, AIM Money Market Funds, Inc. was named INVESCO Money Market Funds, Inc. INVESCO Money Market Funds, Inc. (the “Company”) was incorporated on April 2, 1993, under the laws of Maryland. On July 1, 1993, the Company, through INVESCO Cash Reserves Fund, INVESCO Tax-Free Money Fund, former series of the Company, and U.S. Government Money Fund, respectively, assumed all of the assets and liabilities of Financial Daily Income Shares, Inc. (incorporated in Colorado on October 14, 1975), Financial Tax-Free Money Fund, Inc. (incorporated in Colorado on March 4, 1983) and Financial U.S. Government Money Fund, a series of Financial Series Trust (organized as a Massachusetts business trust on July 15, 1987) (collectively, the “Predecessor Funds”). All financial and other information about the Funds for the period prior to July 1, 1993, relates to such Predecessor Funds. On October 1, 2003 the Company’s name was changed to AIM Money Market Funds, Inc.

The Trust is an open-end, diversified, management investment company currently consisting of one portfolio of investments: INVESCO U.S. Government Money Fund - Investor Class (the “Fund”). Additional funds and classes may be offered in the future.

“Open-end” means that the Fund issues an indefinite number of shares which it continuously offers to redeem at net asset value per share (“NAV”). A “management” investment company actively buys and sells securities for the portfolio of the Fund at the direction of a professional manager. Open-end management investment companies (or one or more series of such companies, such as the Fund) are commonly referred to as mutual funds.

Investments, Policies, and Risks

The principal investments and policies of the Fund are discussed in the Prospectus of the Fund. The investment objective of the Fund is to achieve as high a level of current income as is consistent with the preservation of capital, the maintenance of liquidity, and investing in high-quality debt securities. (What constitutes a high-quality debt security varies with the type of security and, where applicable, is noted in the discussion of each security.) The Fund’s assets are invested in securities having maturities of 397 days or less, and the dollar-weighted average maturity of the portfolio will not exceed 90 days. The Fund buys only securities determined by the Fund’s Advisor (as defined herein) or, as applicable, the Fund’s sub-advisor, pursuant to procedures approved by the Trust’s Board of Trustees (“Board”), to be of high quality with minimal credit risk and to be eligible for investment by the Fund under applicable U.S. Securities and Exchange Commission (“SEC”) rules. Generally, the Fund is required to invest at least 95% of its total assets in the securities of issuers with the highest credit rating. Credit ratings are the opinion of the private companies (such as Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”)) that rate companies on their securities; they are not guarantees. See Appendix A for additional descriptions of the Fund’s investments, as well as discussions of the degrees of risk involved in such investments.

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Asset-Backed Securities — Asset-backed securities represent interests in pools of consumer loans. These pools of loans can be pools of other consumer debt, such as credit card receivables. Asset-backed securities generally are structured as “pass-through” securities, which means that principal and interest payments on the underlying loans are passed through to the holder of the security. Although an asset-backed security may be supported by letters of credit and other credit enhancements, its value ultimately depends upon the payment by individuals who owe money on the underlying loans. The underlying loans usually allow prepayments, which can shorten the securities’ weighted average life and may lower their returns. This most frequently occurs when interest rates drop and large numbers of persons refinance their debts. Similarly, if the credit support or enhancement is exhausted, losses or delays in payment may result if the required payments of principal and interest are not made. The value of these securities also may change because of changes in the market’s perception of the creditworthiness of the servicing agent for the pool, the originator of the pool or the financial institution providing the credit support or enhancement.

Certificates of Deposit in Foreign Banks and U.S. Branches of Foreign Banks — The Fund may maintain time deposits in and invest in U.S. dollar denominated certificates of deposit issued by foreign banks and U.S. branches of foreign banks. The Fund limits investments in foreign bank obligations to U.S. dollar denominated obligations of foreign banks. Investments in foreign securities involve special considerations. There is generally less publicly available information about foreign issuers since many foreign countries do not have the same disclosure and reporting requirements as are imposed by U.S. securities laws. Moreover, foreign issuers are generally not bound by uniform accounting and auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Such investments may also entail the risks of possible imposition of dividend withholding or confiscatory taxes, possible currency blockage or transfer restrictions, expropriation, nationalization or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries.

The Fund may also invest in bankers’ acceptances, time deposits and certificates of deposit of U.S. branches of foreign banks and foreign branches of U.S. banks. Investments in instruments of U.S. branches of foreign banks will be made only with branches that are subject to the same regulations as U.S. banks. Investments in instruments issued by a foreign branch of a U.S. bank will be made only if the investment risk associated with such investment is the same as that involving an investment in instruments issued by the U.S. parent, with the U.S. parent unconditionally liable in the event that the foreign branch fails to pay on the investment for any reason.

Commercial Paper — Commercial paper is the term for short-term promissory notes issued by domestic corporations to meet current working capital needs. Commercial paper may be unsecured by the corporation’s assets but may be backed by a letter of credit from a bank or other financial institution. The letter of credit enhances the paper’s creditworthiness. The issuer is directly responsible for payment but the bank “guarantees” that if the note is not paid at maturity by the issuer, the bank will pay the principal and interest to the buyer. The Advisor will consider the creditworthiness of the institution issuing the letter of credit, as well as the creditworthiness of the issuer of the commercial paper, when purchasing paper enhanced by a letter of credit. Commercial paper is sold either in an interest-bearing form or on a discounted basis, with maturities not exceeding 270 days.

4

Commercial paper acquired by the Fund must be rated by at least two nationally recognized securities ratings organizations (NRSROs), generally S&P and Moody’s, in the highest rating category (A-1 by S&P or P-1 by Moody’s), or, where the obligation is rated by only S&P or Moody’s and not by any other NRSRO, such obligation is rated A-1 or P-1. Money market instruments purchased by the Fund which are not rated by any NRSRO must be determined by the Advisor to be of equivalent credit quality to the rated securities in which the Fund may invest. In the Advisor’s opinion, obligations that are not rated are not necessarily of lower quality than those which are rated; however, they may be less marketable and typically may provide higher yields. The Fund invests in unrated securities only when such an investment is in accordance with the Fund’s investment objective of achieving a high level of current income and when such investment will not impair the Fund’s ability to comply with requests for redemptions. Commercial paper is usually secured by the corporation’s assets but may sometimes be backed by a letter of credit from a bank or other financial institution.

Credit Enhancements — The Fund may acquire a right to sell an obligation to another party at a guaranteed price approximating par value, either on demand or at specified intervals. The right to sell may form part of the obligation or be acquired separately by the Fund. These rights may be referred to as demand features, guarantees or puts, depending on their characteristics (collectively referred to as “Guarantees”), and may involve letters of credit or other credit support arrangements supplied by domestic or foreign banks supporting the other party’s ability to purchase the obligation from the Fund. The Fund will acquire Guarantees solely to facilitate portfolio liquidity and do not intend to exercise them for trading purposes. In considering whether an obligation meets the Fund’s quality standards, the Fund may look to the creditworthiness of the party providing the right to sell or to the quality of the obligation itself. The acquisition of a Guarantee will not affect the valuation of the underlying obligation which will continue to be valued in accordance with the amortized cost method of valuation.

Diversification — The Trust is a diversified investment company under the Investment Company Act of 1940 (the “1940 Act”). Except to the extent permitted under Rule 2a-7 of the 1940 Act or any successor rule thereto, no more than 5% of the value of each Fund’s total assets can be invested in the securities of any one issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies).

Domestic Bank Obligations — U.S. banks (including their foreign branches) issue certificates of deposit (“CDs”) and bankers’ acceptances which may be purchased by the Fund if an issuing bank has total assets in excess of $5 billion and the bank otherwise meets the Fund’s credit rating requirements. CDs are issued against deposits in a commercial bank for a specified period and rate and are normally negotiable. Eurodollar CDs are certificates issued by a foreign branch (usually London) of a U.S. domestic bank, and, as such, the credit is deemed to be that of the domestic bank. Bankers’ acceptances are short-term credit instruments evidencing the promise of the bank (by virtue of the bank’s “acceptance”) to pay at maturity a draft which has been drawn on it by a customer (the “drawer”). Bankers’ acceptances are used to finance the import, export, transfer, or storage of goods and reflect the obligation of both the bank and the drawer to

5

pay the face amount. Both types of securities are subject to the ability of the issuing bank to meet its obligations, and are subject to risks common to all debt securities. In addition, banker’s acceptances may be subject to foreign currency risk and certain other risks of investment in foreign securities.

Illiquid Securities — Securities which do not trade on stock exchanges or in the over the counter market, or have restrictions on when and how they may be sold, are generally considered to be “illiquid.” An illiquid security is one that the Fund may have difficulty — or may even be legally precluded from — selling at any particular time. The Fund may invest in illiquid securities, including restricted securities and other investments which are not readily marketable. The Fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of this restriction.

The principal risk of investing in illiquid securities is that the Fund may be unable to dispose of them at the time desired or at a reasonable price. In addition, in order to resell a restricted security, the Fund might have to bear the expense and incur the delays associated with registering the security with the SEC and otherwise obtaining listing on a securities exchange or in the over-the-counter market.

Insurance Funding Agreements — The Fund may also invest in funding agreements issued by domestic insurance companies. Such funding agreements will only be purchased from insurance companies which have outstanding an issue of long-term debt securities rated AAA or AA by S&P, or Aaa or Aa by Moody’s. In all cases, the Fund will attempt to obtain the right to demand payment, on not more than seven days’ notice, for all or any part of the amount subject to the funding agreement, plus accrued interest. The Fund intends to execute their right to demand payment only as needed to provide liquidity to meet redemptions, or to maintain a high quality investment portfolio. The Fund’s investments in funding agreements that do not have this demand feature, or for which there is not a readily available market, are considered to be investments in illiquid securities.

Loan Participation Interests — The Fund may purchase loan participation interests in all or part of specific holdings of corporate debt obligations. The issuer of such debt obligations is also the issuer of the loan participation interests into which the obligations have been apportioned. The Fund will purchase only loan participation interests issued by companies whose commercial paper is currently rated in the highest rating category by at least two NRSROs, generally S&P and Moody’s (A-1 by S&P or P-1 by Moody’s), or where such instrument is rated only by S&P or Moody’s and not by any other NRSRO, such instrument is rated A-1 or P-1. Such loan participation interests will only be purchased from banks which meet the criteria for banks discussed above and registered broker-dealers or registered government securities dealers which have outstanding commercial paper or other short-term debt obligations rated in the highest rating category by at least two NRSROs or by one NRSRO if such obligation is rated by only one NRSRO. Such banks and security dealers are not guarantors of the debt obligations represented by the loan participation interests, and therefore are not responsible for satisfying such debt obligations in the event of default. Additionally, such banks and securities dealers act

6

merely as facilitators, with regard to repayment by the issuer, with no authority to direct or control repayment. A Fund will attempt to ensure that there is a readily available market for all of the loan participation interests in which it invests. The Fund’s investments in loan participation interests for which there is not a readily available market are considered to be investments in illiquid securities.

Portfolio Securities Loans — The Trust, on behalf of the Fund, may lend limited amounts of the Fund’s portfolio securities (not to exceed 33 1/3% of the Fund’s total assets). Because there could be delays in recovery of loaned securities or even a loss of rights in collateral should the borrower fail financially, loans will be made only to firms deemed by the Advisor to be of good standing and will not be made unless, in the judgment of the Advisor, the consideration to be earned from such loans would justify the risk. The Advisor will evaluate the creditworthiness of such borrowers in accordance with procedures adopted and monitored by the board of trustees. It is expected that the Trust, on behalf of the Fund, will use the cash portions of loan collateral to invest in short-term income producing securities for the Fund’s account and that the Trust may share some of the income from these investments with the borrower. See “Portfolio Securities Loans” at Appendix A to this SAI.

Repurchase Agreements — The Fund may enter into repurchase agreements (“REPOs”) and reverse repurchase agreements. This is a way to invest money for short periods. A REPO is an agreement under which the Fund acquires a debt security and then resells it to the seller at an agreed-upon price and date (normally, the next business day). The repurchase price represents an interest rate effective for the short period the debt security is held by the Fund, and is unrelated to the interest rate on the underlying debt security. A repurchase agreement is often considered a loan collateralized by securities. The collateral securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement. The collateral securities are held by the Fund’s custodian bank until the repurchase agreement is completed.

The Fund may enter into repurchase agreements with financial institutions that are creditworthy under standards established by the Advisor. The Advisor must use these standards to review the creditworthiness of any financial institution that is party to a REPO. REPOs maturing in more than seven days are considered illiquid securities. The Fund will not enter into repurchase agreements maturing in more than seven days if as a result more than 15% of the Fund’s net assets would be invested in these repurchase agreements and other illiquid securities.

As noted above, the Fund uses REPOs as a means of investing cash for short periods of time. Although REPOs are considered to be highly liquid and comparatively low-risk, the use of REPOs does involve some risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss on the sale of the collateral security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. See Appendix A for a discussion of repurchase agreements and the risks involved with such transactions.

7

Section 4(2) and Rule 144A Securities — The Fund also may invest in securities that can be resold to institutional investors pursuant to Section 4(2) or Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”). In recent years, a large institutional market has developed for many such securities. Institutional investors generally cannot sell these such securities to the general public but instead will often depend on an efficient institutional market in which securities can readily be resold to other institutional investors, or on an issuer’s ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions does not necessarily mean that such securities are illiquid. Institutional markets for these may provide both reliable market values for them and enable the Fund to sell such an investment when appropriate. For this reason, the Board has concluded that if a sufficient institutional trading market exists for a given security, it may be considered “liquid,” and not subject to the Fund’s limitations on investment in restricted securities. The Board has given the Advisor the day-to-day authority to determine the liquidity of Section 4(2) and Rule 144A Securities, according to guidelines approved by the Board. The principal risk of investing in these Securities is that there may be an insufficient number of qualified institutional buyers interested in purchasing a security held by the Fund, and the Fund might be unable to dispose of such security promptly or at reasonable prices.

U.S. Government Securities — The Fund may purchase debt securities issued by the U.S. government without limit. These securities include Treasury bills, notes, and bonds. Treasury bills have a maturity of one year or less, Treasury notes generally have a maturity of one to ten years, and Treasury bonds generally have maturities of more than ten years.

U.S. government debt securities also include securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some obligations of U.S. government agencies, which are established under the authority of an act of Congress, such as Government National Mortgage Association (“GNMA”) Participation Certificates, are supported by the full faith and credit of the U.S. Treasury. GNMA Certificates are mortgagebacked securities representing part ownership of a pool of mortgage loans. These loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A “pool” or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. government. The market value of GNMA Certificates is not guaranteed. GNMA Certificates are different from bonds because principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity, as is the case with a bond. GNMA Certificates are called “pass-through” securities because both interest and principal payments (including prepayments) are passed through to the holder of the GNMA Certificate.

Other United States government debt securities, such as securities of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury. Others, such as bonds issued by Fannie Mae, a federally chartered private corporation, are supported only by the

8

credit of the corporation. In the case of securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency issuing or guaranteeing the obligation in the event the agency or instrumentality does not meet its commitments. The U.S. government may choose not to provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not legally obligated to do so. A Fund will invest in securities of such instrumentalities only when the Advisor is satisfied that the credit risk with respect to any such instrumentality is comparatively minimal.

The U.S. government may choose not to provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not legally obligated to do so.

Variable or Floating Rate Instruments — The Fund may invest in Eligible Securities, as defined in Rule 2a-7 under the 1940 Act which have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. Variable or floating interest rates generally reduce changes in the market price of securities from their original price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate securities than for fixed rate obligations.

When-Issued/Delayed Delivery — The Fund normally buy and sell securities on an ordinary settlement basis. That means that the buy or sell order is sent, and a Fund actually takes delivery or gives up physical possession of the security on the “settlement date,” which is three business days later. However, the Fund also may purchase and sell securities on a when-issued or delayed delivery basis.

When-issued or delayed delivery transactions occur when securities are purchased or sold by the Fund and payment and delivery take place at an agreed-upon time in the future. The Fund may engage in this practice in an effort to secure an advantageous price and yield. However, the yield on a comparable security available when delivery actually takes place may vary from the yield on the security at the time the when-issued or delayed delivery transaction was entered into. When the Fund engages in when-issued and delayed delivery transactions, it relies on the seller or buyer to consummate the sale at the future date. If the seller or buyer fails to act as promised, that failure may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. No payment or delivery is made by the Fund until it receives delivery or payment from the other party to the transaction. However, fluctuation in the value of the security from the time of commitment until delivery could adversely affect the Fund.

Investment Restrictions

The investment restrictions set forth below have been adopted by the Fund and, unless identified as non-fundamental policies, may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund. As provided in the 1940 Act, a “vote of a majority of the outstanding voting securities of the Fund” means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except with respect to borrowing, changes in values of the Fund’s assets will not cause

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a violation of the following investment restrictions so long as percentage restrictions are observed by the Fund at the time it purchases any security. The Fund may not:

1. purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, municipal securities or securities issued or guaranteed by domestic banks, including U.S. branches of foreign banks and foreign branches of U.S. banks) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry;

2. except to the extent permitted under Rule 2a-7 of the 1940 Act, or any successor rule thereto, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (i) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

3. underwrite securities of other issuers, except insofar as it may be deemed to be an underwriter under the Securities Act of 1933 (the “1933 Act”), as amended, in connection with the disposition of the Fund’s portfolio securities;

4. borrow money, except that the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

5. issue senior securities, except as permitted under the 1940 Act;

6. lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements;

7. purchase or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments; or

8. purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

9. The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by the Advisor or an affiliate or a successor thereof, with substantially the same fundamental investment objective, policies, and limitations as the Fund.

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In addition, the Fund has the following non-fundamental policies, which may be changed without shareholder approval:

A. The Fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that (i) this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments, (ii) the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and (iii) the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments.

B. The Fund may borrow money only from a bank or from an open-end management investment company managed by the Advisor or an affiliate or a successor thereof for temporary or emergency purposes (not for leveraging or investing) or by engaging in reverse repurchase agreements with any party (reverse repurchase agreements will be treated as borrowings for purposes of fundamental limitation (4)).

C. The Fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

D. The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund’s investment objective and policies and permissible under the 1940 Act.

E. With respect to fundamental limitation (1), domestic and foreign banking will be considered to be different industries.

Following is a chart outlining some of the limitations pursuant to non-fundamental investment policies set by the Board. These non-fundamental policies may be changed by the board of trustees without shareholder approval:

Management of the Fund

The Investment Advisor

On November 25, 2003, U.S. Government Money Fund, a series portfolio of AIM Money Market Funds, Inc., a Maryland corporation (the “Company”), was redomesticated into a series portfolio of the Trust, a Delaware statutory trust. Prior to November 25, 2003, INVESCO Funds Group, Inc. (“INVESCO”) served as investment advisor to the Fund.

Effective November 25, 2003, A I M Advisors, Inc. (“AIM”) serves as the investment advisor for the Fund. INVESCO and AIM are referred to herein, as appropriate, as the “Advisor.”

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AIM, located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, was organized in 1976, and along with its subsidiaries, manages or advises over 190 investment portfolios, encompassing a broad range of investment objectives. AIM is a direct wholly-owned subsidiary of A I M Management Group, Inc. (“AIM Management”), a holding company that has been engaged in the financial services business since 1976.

AIM and INVESCO are indirect, wholly owned subsidiaries of AMVESCAP PLC, a publicly traded holding company. Through its subsidiaries, AMVESCAP PLC engages in the business of investment management on an international basis. AMVESCAP PLC is one of the largest independent investment management businesses in the world with approximately $345.2 billion in assets under management as of September 30, 2003.

AMVESCAP PLC’s North American subsidiaries include:

AMVESCAP Retirement Inc. (“ARI”), Atlanta, Georgia, develops and provides domestic and international defined contribution retirement plan services to plan sponsors, institutional retirement plan sponsors, and institutional plan providers.

AMVESCAP National Trust Company (formerly known as Institutional Trust Company, doing business as INVESCO Trust Company) (ANTC), a wholly owned subsidiary of ARI, maintains an institutional retirement trust containing 34 collective trust funds designed specifically for qualified plans. ANTC provides retirement account custodian and/or trust services for individual retirement accounts (“IRAs”) and other retirement plan accounts. ANTC acts as a directed, non-discretionary trustee or custodian for such plans.

INVESCO Institutional (N.A.), Inc., located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, manages individualized investment portfolios of equity, fixed-income and real estate securities for institutional clients, including mutual funds and collective investment entities. INVESCO Institutional (N.A.), Inc. includes the following Divisions:

INVESCO Capital Management Division, Atlanta, Georgia, manages institutional investment portfolios, consisting primarily of discretionary employee benefit plans for corporations and state and local governments, and endowment funds.

INVESCO National Asset Management Division, Atlanta, Georgia, provides investment advisory services to employee pension and profit sharing plans, endowments and foundations, public plans, unions (Taft-Hartley), mutual funds and individuals.

INVESCO Fixed Income/Stable Value Division, Louisville, Kentucky, provides customized low volatility fixed income solutions to 401(k), 457, and other tax qualified retirement plans.

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INVESCO Financial Institutions Group, Atlanta, Georgia, provides investment management services through separately managed account programs offered by brokerage firms.

INVESCO Structured Products Group, New York, New York, is responsible for tactical asset allocation and managed futures products, and quantitative stock selection products. This group develops forecasting models for domestic stock and bond markets and manages money for clients in products based on these forecasting models.

INVESCO Realty Advisors Division, Dallas, Texas, is responsible for providing advisory services to discretionary and non-discretionary accounts with respect to investments in real estate, mortgages, private real estate partnership interests, REITS, and publicly traded stocks of companies of deriving substantial revenues from real industry activities.

INVESCO Multiple Asset Strategies Group, Atlanta, Georgia, maintains a complex set of fundamentally based quantitative models used as a primary basis for asset allocation decisions. The group’s main product is global asset allocation.

A I M Advisors, Inc., Houston, Texas, provides investment advisory and administrative services for retail and institutional mutual funds.

A I M Capital Management, Inc., Houston, Texas, provides investment advisory services to individuals, corporations, pension plans and other private investment advisory accounts and also serves as a sub-advisor to certain retail and institutional mutual funds, one Canadian mutual fund and one portfolio of an open-end registered investment company that is offered to separate accounts of insurance companies.

A I M Distributors, Inc. and Fund Management Company, Houston, Texas, are registered broker-dealers that act as the principal underwriters for retail and institutional mutual funds.

The corporate headquarters of AMVESCAP PLC are located at 30 Finsbury Square, London, EC2A 1A6, England.

Investment Advisory Agreement

AIM is responsible for supervising all aspects of the Fund’s operations and providing investment advisory services to the Fund. AIM will obtain and evaluate economic, statistical and financial information to formulate and implement investment programs for the Fund. The advisory agreement provides that, in fulfilling its responsibilities, AIM may engage the services of other investment managers with respect to the Fund. The investment advisory services of AIM and the investment sub-advisory services of the sub-advisor to the Fund are not exclusive and AIM and the sub-advisor are free to render investment advisory services to others, including other investment companies.

Under the advisory agreement, AIM is also responsible for furnishing to the Fund, at AIM’s expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Fund, in the judgment of the trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary

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for their operations. Such functions include the maintenance of the Fund’s accounts and records, and preparation of all requisite corporate documents, such as tax returns and reports to the SEC and shareholders.

The advisory agreement provides that the Fund will pay or cause to be paid all ordinary business expenses of the Fund not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, accounting, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustee and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of the Fund in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Fund’s shareholders.

AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.

As full compensation for its advisory services to the Fund, AIM is entitled to receive a monthly fee from the Fund. The fee is calculated at the annual rate of 0.50% on the first $300 million of the Fund’s average net assets, 0.40% on the next $200 million of the Fund’s average net assets and 0.30% on the Fund’s average net assets in excess of $500 million.

AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions may not be terminated or amended to the Funds’ detriment during the period stated in the agreement between AIM and the Fund. AIM has agreed to assume all voluntary and contractual fee waiver and reimbursement arrangements discussed above in the section entitled “The Investment Advisory Agreement with INVESCO” and in the Funds’ Prospectus.

AIM’s compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services

AIM will provide, the Fund participating in a securities lending program will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. AIM currently intends to waive such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.

Board Approval of Advisory Agreement

At the request of AIM, the Board discussed the approval of the advisory agreement at an in-person meeting held on August 12-13, 2003. The trustees who are not affiliated with the Advisor (the “Independent Trustees”) also discussed the approval of the advisory agreement with independent counsel prior to that meeting. In evaluating the advisory agreement, the Board requested and received information from AIM to assist in its deliberations.

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The Board considered the following factors in determining reasonableness and fairness of the proposed changes between the then-current advisory agreement with INVESCO and the advisory agreement with AIM:

•	The qualifications of AIM to provide investment advisory services. The Board reviewed the credentials and experience of the officers and employees of AIM who would provide investment advisory services to the Fund, and noted that the persons providing portfolio management services to the Fund would not change if the advisory agreement with AIM is approved by shareholders.

•	The range of advisory services provided by AIM. The Board reviewed the services to be provided by AIM under the advisory agreement, and noted that no material changes in the level or type of services provided under the then-current advisory agreement with INVESCO would occur other than the provision by AIM of certain administrative services if a Fund engages in securities lending.

•	Qualifications of AIM to provide a range of management and administrative services. The Board reviewed the general nature of the non-investment advisory services performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the Board also considered the organizational structure employed by AIM and its affiliates to provide those services. The Board reviewed the proposed elimination from the advisory agreement of the provision of administrative services to the Funds. The Board also reviewed the form of Master Administrative Services Agreement, noted that the overall services to be provided under the then-existing arrangements and under the Master Administrative Services Agreements are the same, and concluded that the overall accounting and administrative services to be provided by AIM would not change under the combination of the advisory agreement and the Master Administrative Services Agreement.

•	The performance records of the Fund.. The Board reviewed the performance record of the Fund and determined that AIM has developed the expertise and resources for managing funds with an investment objective and strategies similar to those of the Fund and is able, therefore, to provide advisory and administrative services to the Fund.

•	Advisory fees and expenses. The Board examined the expense ratio and the level of advisory fees for the Fund under the then-current advisory agreement and compared them with the advisory fees expected to be incurred under the advisory agreement. The Board concluded that projected expense ratio and advisory fees of the Fund under the advisory agreement were fair and reasonable in comparison with those of other similar funds (including similar funds advised by AIM) and in light of the investment management services to be provided by AIM under the

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advisory agreement. The advisory fees that are being proposed under the advisory agreement are the same as the advisory fees paid to INVESCO under the then-current advisory agreement, other than the removal of the reimbursement obligation related to services provided to the Fund and AIM by officers and trustees which is not currently applicable, and the provisions that permit AIM’s receipt of fees for providing administrative services in connection with securities lending activities. Such fees would be paid only to the extent that a Fund engages in securities lending. The Board noted that AIM intends to waive its right to receive any fees under the advisory agreement for the administrative services it provides in connection with securities lending activities. The Board also noted that AIM has agreed to seek the Board’s approval prior to its receipt of all or a portion of such fees.

•	The profitability of AIM. The Board reviewed information concerning the profitability of AIM’s (and its affiliates’) investment advisory and other activities and its financial condition. The Board noted that, except as described above, no changes to the advisory fees were being proposed, other than to permit AIM’s receipt of fees for providing services in connection with securities lending, and further noted that AIM intends to waive its right to receive any such fees and has agreed to seek the Board’s approval prior to its receipt of all or a portion of such fees. The Board also noted that, in accordance with an exemptive order issued by the SEC, before a Fund may participate in a securities lending program, the Board must approve such participation. In addition, the Board must evaluate the securities lending arrangements annually and determine that it is in the best interests of the shareholders of that Fund to invest in AIM-advised money market funds any cash collateral the Fund receives as security for the borrower’s obligation to return the loaned securities. If a Fund invests the cash collateral in AIM-advised money market funds, AIM will receive additional advisory fees from these money market funds, because the invested cash collateral will increase the assets of these funds and AIM receives advisory fees based upon the assets of these funds. The Board noted that the cash collateral relates to assets of a Fund that have already been invested, and the investment of the cash collateral is intended to benefit the Fund by providing it with additional income. The Board also noted that an investment of the cash collateral in an AIM-advised money market fund would have a positive effect on the profitability of AIM.

•	The terms of the advisory agreement. The Board reviewed the terms of the advisory agreement, including changes being made to clarify or expand non-exclusivity, delegation and liability provisions, to separate administrative services from advisory services and to have AIM assist the Fund if it engages in securities lending. The Board determined that these changes reflect the current environment in which the Fund operates, and that AIM should have the flexibility to operate in that environment.

After considering the above factors, the Board concluded that it is in the best interests of the Fund and its shareholders to approve the advisory agreement between the Trust and AIM for the Fund. In so doing, they were advised by independent counsel, retained by the Independent Trustees and paid for by Trust, as to the nature of the matters to be considered and the standards to be used in reaching their decision.

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The advisory agreement will expire, unless renewed, on or before June 30, 2005.

Advisory Fees Paid to INVESCO

Prior to November 25, 2003, INVESCO served as investment advisor to the Fund. During the periods outlined in the table below, the Fund paid INVESCO advisory fees in the dollar amounts shown. If applicable, the advisory fees were offset by credits in the amounts shown, so that the Fund’s fees were not in excess of the expense limitations shown, which have been voluntarily agreed to by the Trust and the Advisor.

Investor Class	Advisory Fee Dollars	Total Expense Reimbursements	Total Expense Limitations
U.S. Government Money Fund

Period Ended August 31, 2003[1]	$81,575	$64,660	0.85%
Year Ended May 31, 2003	$368,428	$191,120	0.85%
Year Ended May 31, 2002	468,392	169,560	0.85%
Year Ended May 31, 2001	388,163	251,875	0.85%

[1]	From June 1, 2003, change in Fund’s year end, through August 31, 2003.

Administrative Services Agreement

As of the date of this SAI, AIM, either directly or through affiliated companies, provides certain administrative, sub-accounting, and recordkeeping services to the Funds pursuant to an Administrative Services Agreement dated November 25, 2003 with the Trust.

The Administrative Services Agreement requires AIM to provide the following services to the Funds:

•	such sub-accounting and recordkeeping services and functions as are reasonably necessary for the operation of the Funds; and

•	such sub-accounting, recordkeeping, and administrative services and functions, which may be provided by affiliates of AIM, as are reasonably necessary for the operation of Fund shareholder accounts maintained by certain retirement plans and employee benefit plans for the benefit of participants in such plans.

As full compensation for services provided under the Amended and Restated Administrative Services Agreement, each Fund pays a monthly fee to AIM consisting of a base fee of $10,000 per year plus an additional incremental fee computed daily and paid monthly at an annual rate of 0.045% of the average net assets of each Fund.

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Effective November 25, 2003, under an Administrative Services Agreement dated as of that date, AIM may perform or arrange for the provision of certain accounting and other administrative services to each Fund which are not required to be performed by AIM under the new advisory agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Trust’s board of trustees, including the Independent Trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Funds reimbursement of its costs or such reasonable compensation as may be approved by the board of trustees. AIM maybe reimbursed for the services of the Trust’s principal financial officer and his staff, and any expenses related to fund accounting services.

Transfer Agency Agreement

AIM Investment Services, Inc. (“AIS”) 11 Greenway Plaza, Suite 100, Houston, TX 77046, is the Trust’s transfer agent, dividend disbursing agent, and registrar services for the Funds pursuant to a Transfer Agency Agreement dated November 20, 2003 with the Trust.

The Transfer Agency Agreement provides that each Fund pays the transfer agent an annual fee of $29.50 per shareholder account, or, where applicable, per participant in an omnibus account. This fee is paid monthly at the rate of 1/12 of the annual fee and is based upon the actual number of shareholder accounts and omnibus account participants in each Fund at any time during each month.

Fees Paid To INVESCO

Prior to November 25, 2003, INVESCO served as investment advisor to the Fund. During the periods outlined in the table below, the Fund paid the following fees to INVESCO (prior to the absorption of certain Fund expenses by INVESCO).

Investor Class	Advisory	Administrative Services	Transfer Agency
U.S. Government Money Fund

Period Ended August 31, 2003[1]	$81,575	$9,842	$74,233
Year Ended May 31, 2003	368,428	43,159	299,092
Year Ended May 31, 2002	468,392	52,155	328,425
Year Ended May 31, 2001	388,163	44,935	331,882

[1]	From June 1, 2003, change in Fund’s year end, through August 31, 2003.

Trustees and Officers of the Trust

The overall direction and supervision of the Trust come from the Board. The Board is responsible for making sure that the Fund’s general investment policies and programs are carried out and that the Funds are properly administered.

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The officers of the Trust, all of whom are officers and employees of AIM or INVESCO, are responsible for the day-to-day administration of the Trust and the Fund. The officers of the Trust receive no direct compensation from the Trust or the Fund for their services as officers. The Advisor has the primary responsibility for making investment decisions on behalf of the Fund. These investment decisions are reviewed by the investment committee of the Advisor.

The tables below provide information about each of the Trust’s trustees and officers. The first table provides information for the Independent Trustees, and the second table provides information for the trustees who are “interested persons” of the Trust as defined in Section 2(a)(19) of the 1940 Act (the “Interested Trustees”). For the Interested Trustees, information about their principal occupations and other directorships reflects their affiliations with the Advisor and its affiliated companies.

Independent Trustees

Name, Address, and Year of Birth	Position(s) Held With Trust, Term of Office[1] and Length of Time Served[2]	Principal Occupation(s) During Past Five Years[2]	Number of Funds in the Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Bob R. Baker – 1936 37 Castle Pines Dr. N. Castle Rock, Colorado 80104	Trustee	Consultant (2000-present). Formerly, President and Chief Executive Officer (1988-2000) of AMC Cancer Research Center, Denver, Colorado; formerly, Chairman of the Board and Chief Executive Officer of First Columbia Financial Corporation.	95	Director/Trustee of 15 of the 17 AIM Funds and the 10 INVESCO Funds

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Name, Address, and Year of Birth	Position(s) Held With Trust, Term of Office[1] and Length of Time Served[2]	Principal Occupation(s) During Past Five Years[2]	Number of Funds in the Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
James T. Bunch – 1942 3600 Republic Plaza 370 Seventeenth Street Denver, Colorado 80202	Trustee (2000-present)	Co-President and Founder of Green, Manning & Bunch Ltd., Denver, Colorado (1988-present) (investment banking firm); Director, Policy Studies, Inc. and Van Gilder Insurance Corporation; formerly, Chairman and Managing Partner, law firm of Davis, Graham & Stubbs, Denver, Colorado.	95	Director/Trustee of 15 of the 17 AIM Funds and the 10 INVESCO Funds

Gerald J. Lewis – 1933 701 “B” Street Suite 2100 San Diego, California	Trustee (2000-present)	Chairman of Lawsuit Resolution Services, San Diego, California (1987-present). Formerly, Associate Justice of the California Court of Appeals.	95	General Chemical Group, Inc., Hampdon, New Hampshire (1996-present). Wheelabrator Technologies, Inc. (waste management company), Fisher Scientific, Inc., Henley Manufacturing, Inc. (laboratory supplies), and California Coastal Properties, Inc.; Director/Trustee of 15 of the 17 AIM Funds and the 10 INVESCO Funds

Larry Soll, Ph.D. – 1942 2358 Sunshine Canyon Drive Boulder, Colorado 80302	Trustee	Retired.	95	Director of Synergen since incorporation in 1982; Director of Isis Pharmaceuticals, Inc.; Director/Trustee of 15 of the 17 AIM Funds and the 10 INVESCO Funds

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Name, Address, and Year of Birth	Position(s) Held With Trust, Term of Office[1] and Length of Time Served[2]	Principal Occupation(s) During Past Five Years[2]	Number of Funds in the Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Frank S. Bayley – 1939 11 Greenway Plaza Suite 100 Houston, Texas 77046	Trustee[3]	Of Counsel, law firm of Baker & McKenzie	103	Badgley Fund, Inc. (registered investment company); Director/ Trustee of the 17 AIM Funds and the 10 INVESCO Funds

Bruce L. Crockett – 1944 11 Greenway Plaza Suite 100 Houston, Texas 77046	Trustee[3]	Chairman, Crockett Technology Associates (technology consulting company)	103	ACE Limited (insurance company); and Captaris, Inc. (unified messaging provider); Director/ Trustee of the 17 AIM Funds and the 10 INVESCO Funds

Albert R. Dowden – 1941 11 Greenway Plaza Suite 100 Houston, Texas 77046	Trustee[3]	Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management) and Magellan Insurance Company; formerly, President Chief Executive Officer and Director, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; and director of various affiliated Volvo companies	103	Cortland Trust, Inc. (Chairman) (registered investment company); Annuity and Life Re (Holdings) Ltd. (insurance company); Director/Trustee of the 17 AIM Funds and the 10 INVESCO Funds

Edward K. Dunn, Jr. – 1935 11 Greenway Plaza Suite 100 Houston, Texas 77046	Trustee[3]	Formerly, Chairman, Mercantile Mortgage Corp.; President and Chief Operating Officer, Mercantile-Safe Deposit & Trust Co.; and President, Mercantile Bankshares Corp.	103	Director/Trustee of the 17 AIM Funds and the 10 INVESCO Funds

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Name, Address, and Year of Birth	Position(s) Held With Trust, Term of Office[1] and Length of Time Served[2]	Principal Occupation(s) During Past Five Years[2]	Number of Funds in the Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Jack M. Fields – 1952 11 Greenway Plaza Suite 100 Houston, Texas 77046	Trustee[3]	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company) and Texana Timber LP	103	Administaff; Director/Trustee of the 17 AIM Funds and the 10 INVESCO Funds

Carl Frischling – 1937 11 Greenway Plaza Suite 100 Houston, Texas 77046	Trustee[3]	Partner, law firm of Kramer Levin Naftalis and Frankel LLP	103	Cortland Trust, Inc. (registered investment company); Director/ Trustee of the 17 AIM Funds and the 10 INVESCO Funds

Prema Mathai-Davis – 1950 11 Greenway Plaza Suite 100 Houston, Texas 77046	Trustee[3]	Formerly, Chief Executive Officer, YWCA of the USA	103	Director/Trustee of the 17 AIM Funds and the 10 INVESCO Funds

Lewis F. Pennock – 1942 11 Greenway Plaza Suite 100 Houston, Texas 77046	Trustee[3]	Partner, law firm of Pennock & Cooper	103	Director/Trustee of the 17 AIM Funds and the 10 INVESCO Funds

Ruth H. Quigley – 1935 11 Greenway Plaza Suite 100 Houston, Texas 77045	Trustee[3]	Retired	103	Director/Trustee of the 17 AIM Funds and the 10 INVESCO Funds

Louis S. Sklar – 1939 11 Greenway Plaza Suite 100 Houston, Texas 77045	Trustee[3]	Executive Vice President, Hines (real estate development company)	103	Director/Trustee of the 17 AIM Funds and the 10 INVESCO Funds

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Interested Trustees and Officers.

Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the Advisor to the Trust. Mr. Williamson is considered an interested person of the Trust because he is an officer and director of the Advisor to, and a director of the principal underwriter of, the Trust. Mr. Williamson became Executive Vice President of the Trust on March 4, 2003.

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Name, Address, and Year of Birth	Position(s) Held With Trust, Term of Office[1] and Length of Time Served[2]	Principal Occupation(s) During Past Five Years[2]	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Robert H. Graham – 1946 11 Greenway Plaza Suite 100 Houston, Texas 77046	Trustee, Chairman and President

Director and Chairman, A I M Management Group Inc. (financial services holding company); Director and Vice Chairman, AMVESCAP PLC and Chairman of AMVESCAP PLC – AIM Division (parent of AIM and a global investment management firm); formerly, President and Chief Executive Officer,

A I M Management Group Inc.; Director, Chairman, and President, A I M Advisors, Inc. (registered investment advisor); Director and Chairman, A I M Capital Management, Inc. (registered investment advisor),

A I M Distributors, Inc. (registered broker dealer); AIM Investment Services, Inc. (registered transfer agent), and Fund Management Company (registered broker dealer); and Chief Executive Officer of AMVESCAP PLC – Managed Products

			103	Director/trustee of the 17 AIM Funds and the 10 INVESCO Funds

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Name, Address, and Year of Birth	Position(s) Held With Trust, Term of Office[1] and Length of Time Served[2]	Principal Occupation(s) During Past Five Years[2]	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Mark H. Williamson – 1951 4350 South Monaco Street Denver, Colorado 80237	Trustee and Executive Vice President (since 2003).

Director, President and Chief Executive Officer, A I M Management Group, Inc. (financial services holding company); Director, Chairman and President, A I M Advisors, Inc. (registered investment advisor); Director,

A I M Capital Management, Inc. (registered investment adviser) and A I M Distributors, Inc. (registered broker dealer); Director and Chairman, AIM Investment Services, Inc. (registered transfer agent); and Fund Management Company (registered broker dealer); and Chief Executive Officer AMVESCAP PLC – AIM Division (parent of AIM and a global investment management firm); formerly, Director, Chairman, President and Chief Executive Officer, INVESCO Funds Group, Inc. and INVESCO Distributors, Inc.; Chief Executive Officer, AMVESCAP PLC Managed Products; Chairman and Chief Executive Officer of NationsBanc Advisors, Inc.; and Chairman of NationsBanc Investments, Inc.

			116	Director/trustee of the 17 AIM Funds and the 10 INVESCO Funds

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Name, Address, and Year of Birth	Position(s) Held With Trust, Term of Office[1] and Length of Time Served[2]	Principal Occupation(s) During Past Five Years[2]	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Raymond R. Cunningham – 1951 4350 South Monaco Street Denver, Colorado	Executive Vice President (since November 5, 2003)	President (2001-present), Chief Executive Officer (2003-present) INVESCO Funds Group, Inc.; Chairman of the Board (2003-present), President (2003-present) and Chief Executive Officer (2003-present) of INVESCO Distributors, Inc.; Senior Vice President and Chief Operating Officer, A I M Management Group, Inc.; Senior Vice President, A I M Advisors, Inc. and A I M Distributors, Inc. Formerly, President (2003), Chief Executive Officer (2003) and Director (2001-2003) and Vice President (2001-2002) of 9 INVESCO funds; formerly, Chief Operating Officer (2001-2003) and Senior Vice President (1999-2002) of INVESCO Funds Group, Inc. and INVESCO Distributors, Inc.; and formerly, Senior Vice President of GT Global – North America (1992-1998)	N/A	N/A

Kevin M. Carome – 1956 11 Greenway Plaza Suite 100 Houston, Texas 77046	Senior Vice President and Secretary (since November 5, 2003)	Director, Senior Vice President, Secretary and General Counsel, A I M Management Group Inc. (financial services holding company) and A I M Advisors, Inc.; and Vice President, A I M Capital Management, Inc., A I M Distributors, Inc. and AIM Investment Services, Inc.; Director, Vice President and General Counsel, Fund Management Company;	N/A	N/A

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Name, Address, and Year of Birth	Position(s) Held With Trust, Term of Office[1] and Length of Time Served[2]	Principal Occupation(s) During Past Five Years[2]	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
formerly, Senior Vice President and General counsel, Liberty Financial Companies, Inc.; and Senior Vice President and General Counsel, Liberty Funds Group LLC

Ronald L. Grooms – 1946 4350 South Monaco Street Denver, Colorado	Vice President and Assistant Treasurer (since November 5, 2003)	Senior Vice President and Treasurer of INVESCO Funds Group, Inc.; and Senior Vice President and Treasurer of INVESCO Distributors, Inc. Formerly, Treasurer and Principal Financial and Accounting Officer of INVESCO Global Health Sciences Fund.	N/A	N/A

Gary T. Crum – 1947 11 Greenway Plaza Suite 100 Houston, Texas 77046	Senior Vice President (since November 5, 2003)	Director, Chairman and Director of Investments, A I M Capital Management, Inc.; Director and Executive Vice President, A I M Management Group Inc.; Director and Senior Vice President, A I M Advisors, Inc.; and Director, A I M Distributors, Inc. and AMVESCAP PLC; formerly, Chief Executive Officer and President, A I M Capital Management, Inc.	N/A	N/A

Dana R. Sutton – 1959 11 Greenway Plaza Suite 100 Houston, Texas 77046	Vice President and Treasurer (since November 5, 2003)	Vice President and Fund Treasurer, A I M Advisors, Inc.	N/A	N/A

Stuart W. Coco – 1955 11 Greenway Plaza Suite 100 Houston, Texas 77046	Vice President (since November 5, 2003)	Managing Director and Chief Research Officer – Fixed Income, A I M Capital Management, Inc.; and Vice President, A I M Advisors, Inc.	N/A	N/A

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Name, Address, and Year of Birth	Position(s) Held With Trust, Term of Office[1] and Length of Time Served[2]	Principal Occupation(s) During Past Five Years[2]	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Melville B. Cox – 1943 11 Greenway Plaza Suite 100 Houston, Texas 77046	Vice President (since November 5, 2003)	Vice President and Chief Compliance Officer, A I M Advisors, Inc. and A I M Capital Management, Inc.; and Vice President, AIM Investment Services, Inc.	N/A	N/A

Edgar M. Larsen – 1940 11 Greenway Plaza Suite 100 Houston, Texas 77046	Vice President (since November 5, 2003)	Vice President, A I M Advisors, Inc.; and President, Chief Executive Officer and Chief Investment Officer, A I M Capital Management, Inc.	N/A	N/A

Karen Dunn Kelley – 1960 11 Greenway Plaza Suite 100 Houston, Texas 77046	Vice President (since November 5, 2003)	Managing Director and Chief Cash Management Officer, A I M Capital Management, Inc.; Director and President, Fund Management Company; and Vice President, A I M Advisors, Inc.	N/A	N/A

[1]	Each trustee shall hold office until his or her successor shall have been duly chosen and qualified, or until he or she shall have resigned or shall have been removed in the manner provided by law. Each officer shall hold office until the first meeting of the Board after the annual meeting of the shareholders next following his or her election or, if no such annual meeting of the shareholders is held, until the annual meeting of the Board in the year following his or her election, and, until his or her successor is chosen and qualified or until he or she shall have resigned or died, or until he or she shall have been removed as provided in the Trust’s bylaws.
[2]	Except as otherwise indicated, each individual has held the position(s) shown with the Trust or Company, as applicable, for at least the last five years.
[3]	Elected as a director of the Company on October 21, 2003.

Board of Trustees Standing Committees

The standing committees of the Board are the Audit Committee, the Investments Committee, the Governance Committee and the Valuation Committee.

The members of the Audit Committee are Bob R. Baker, James T. Bunch, Edward K. Dunn, Jr. (Chair), Lewis F. Pennock, Larry Soll, Dr. Prema Mathai-Davis and Ruth H. Quigley (Vice Chair). The Audit Committee is responsible for: (i) the appointment, compensation and oversight of any independent auditors employed by each Fund (including resolution of disagreements between Fund management and the auditor regarding financial reporting) for the purpose of preparing or issuing an audit report or related work; (ii) overseeing the financial

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reporting process of each Fund; (iii) monitoring the process and the resulting financial statements prepared by Fund management to promote accuracy of financial reporting and asset valuation; and (iv) pre-approving permissible non-audit services that are provided to each Fund by its independent auditors.

The members of the Investments Committee are Messrs. Baker, Bunch, Dunn, Pennock, Soll, and Frank S. Bayley, Bruce L. Crockett, Albert R. Dowden (Chair), Jack M. Fields, Carl Frischling, Gerald J. Lewis, Louis S. Sklar and Dr. Mathai-Davis and Miss Quigley. The Investments Committee is responsible for: (i) overseeing AIM’s investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters.

The members of the Governance Committee are Messrs. Bayley, Crockett (Chair), Dowden, Fields (Vice Chair), Lewis and Sklar. The Governance Committee is responsible for: (i) nominating persons who are not interested persons of the Fund for election or appointment: (a) as additions to the Board, (b) to fill vacancies which, from time to time, may occur in the Board and (c) for election by shareholders of the Fund at meetings called for the election of trustees; (ii) nominating persons who are not interested persons of the Fund for selection as members of each committee of the Board, including without limitation, the Audit Committee, the Governance Committee, the Investments Committee and the Valuation Committee, and to nominate persons for selection as chair and vice chair of each such committee; (iii) reviewing from time to time the compensation payable to the independent trustees and making recommendations to the Board regarding compensation; (iv) reviewing and evaluating from time to time the functioning of the Board and the various committees of the Board; (v) selecting independent legal counsel to the independent trustees and approving the compensation paid to independent legal counsel; and (vi) approving the compensation paid to independent counsel and other advisers, if any, to the Audit Committee of the Fund.

The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and (ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. Notice procedures set forth in the Trust’s bylaws require that any shareholder of a Fund desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust’s Secretary the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120th day prior to the shareholder meeting.

The members of the Valuation Committee are Messrs. Dunn and Pennock (Chair), and Miss Quigley. The Valuation Committee is responsible for: (i) periodically reviewing AIM’s Procedures for Valuing Securities (“Procedures”), and making any recommendations to AIM with respect thereto; (ii) reviewing proposed changes to the Procedures recommended by AIM from time to time; (iii) periodically reviewing information provided by AIM regarding industry developments in connection with valuation; (iv) periodically reviewing information from AIM

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regarding fair value and liquidity determinations made pursuant to the Procedures, and making recommendations to the full Board in connection therewith (whether such information is provided only to the Committee or to the Committee and the full Board simultaneously); and (v) if requested by AIM, assisting AIM’s internal valuation committee and/or the full Board in resolving particular valuation anomalies.

The following table provides information regarding the dollar range of equity securities beneficially owned by each trustee in each Fund and in the investment companies in the family of funds comprising the AIM Funds and the INVESCO Funds that are overseen by the trustees, as a whole, as of December 31, 2002:

Trustee	Dollar Range of Equity Securities Owned in Each Fund[1]	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by the trustee in the AIM Funds and the INVESCO Funds[1]
INDEPENDENT TRUSTEES

Bob R. Baker	INVESCO U.S. Government Money Fund $1-$10,000	Over $100,000

James T. Bunch	INVESCO U.S. Government Money Fund $1-$10,000	$50,001-$100,000

Gerald J. Lewis	INVESCO U.S. Government Money Fund $1-$10,000	$50,001-$100,000

Larry Soll	INVESCO U.S. Government Money Fund $1-$10,000	Over $100,000

Frank S. Bayley	INVESCO U.S. Government Money Fund None	$10,001-$50,000

Bruce L. Crockett	INVESCO U.S. Government Money Fund None	$1-$10,000

Albert R. Dowden	INVESCO U.S. Government Money Fund None	$50,001-$100,000

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Trustee	Dollar Range of Equity Securities Owned in Each Fund[1]	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by the trustee in the AIM Funds and the INVESCO Funds[1]
Edward K. Dunn, Jr.	INVESCO U.S. Government Money Fund None	Over $100,000

Jack M. Fields	INVESCO U.S. Government Money Fund None	Over $100,000

Carl Frischling	INVESCO U.S. Government Money Fund None	Over $100,000

Prema Mathai-Davis	INVESCO U.S. Government Money Fund None	Over $100,000

Lewis F. Pennock	INVESCO U.S. Government Money Fund None	$50,001-$100,000

Ruth H. Quigley	INVESCO U.S. Government Money Fund None	$1-$10,000

Louis S. Sklar	INVESCO U.S. Government Money Fund None	Over $100,000

INTERESTED TRUSTEES

Robert H. Graham	INVESCO U.S. Government Money Fund None	Over $100,000

Mark H. Williamson	INVESCO U.S. Government Money Fund None	Over $100,000

[1]	All valuations of Fund shares are as of December 31, 2002.

The following table shows the compensation paid by the Company to its independent directors for services rendered in their capacities as directors of the Company for the fiscal year ended August 31, 2003.

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In addition, the table sets forth the retirement benefits accrued, estimated benefits upon retirement, and total compensation paid by all of the funds in the AIM Funds and the INVESCO Funds complex to these directors/trustees and to the current trustees of the Trust for services rendered in their capacities as directors/trustees during the year ended December 31, 2002.

Name of Person and Position	Aggregate Compensation From Company[1]	Retirement Benefits Accrued by AIM Funds and INVESCO Funds[2]	Estimated Annual Benefits Upon Retirement from AIM Funds and INVESCO Funds[3]	Total Compensation From INVESCO Complex Paid To Trustees[4]
Bob R. Baker, Vice Chairman of the Board	$5,361	$34,206	$34,000	$138,000
Sueann Ambron [5,6]	$2,189	0	0	0
Victor L. Andrews [6]	$4,852	$49,212	$34,000	$127,500
Lawrence H. Budner [6]	$4,660	$49,212	$34,000	$121,500
James T. Bunch	$4,791	0	0	$124,625
Fred A. Deering [7]	$3,801	$51,147	$37,000	$140,500
Wendy L. Gramm [7]	0	0	0	$74,875
Gerald J. Lewis	$4,702	0	0	$116,500
John W. McIntyre [6]	$4,897	$49,212	$34,000	$124,000
Larry Soll	$4,861	$22,768	$34,000	$126,000
Frank S. Bayley [8]	—	$142,800	$90,000	$150,000
Bruce L. Crockett [8]	—	$50,132	$90,000	$149,000
Albert R. Dowden [8]	—	$57,955	$90,000	$150,000
Edward K. Dunn, Jr. [8]	—	$94,149	$90,000	$149,000

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Name of Person and Position	Aggregate Compensation From Company[1]	Retirement Benefits Accrued by AIM Funds and INVESCO Funds[2]	Estimated Annual Benefits Upon Retirement from AIM Funds and INVESCO Funds[3]	Total Compensation From INVESCO Complex Paid To Trustees[4]
Jack M. Fields [8]	—	$29,153	$90,000	$153,000
Carl Frischling [8]	—	$74,511	$90,000	$150,000
Prema Mathai-Davis [8]	—	$33,931	$90,000	$150,000
Lewis F. Pennock [8]	—	$54,802	$90,000	$154,000
Ruth H. Quigley [8]	—	$142,502	$90,000	$153,000
Louis S. Sklar [8]	—	$78,500	$90,000	$153,000

[1]	The vice chairman of the board, the chairs of the Funds’ committees who are independent directors, and the members of the Funds’ committees who are independent directors each received compensation for serving in such capacities in addition to the compensation paid to all independent directors.
[2]	Represents estimated benefits accrued with respect to the then current retirement plan and deferred retirement plan account agreement applicable to independent directors of the Company and not compensation deferred at the election of the directors.
[3]	These amounts represent the estimated annual benefits payable by the AIM Funds and INVESCO Funds upon the directors’ retirement, calculated using the then current method of allocating director compensation among the Funds. These estimated benefits assume retirement at age 65 for the AIM Funds and at age 72 for the INVESCO Funds. With the exception of Dr. Ambron and Messrs. Bunch and Lewis, each of these directors has served as a director of one or more of the Funds for the minimum five-year period required to be eligible to participate in the then current retirement plan.
[4]	On November 25, 2003, AIM will become investment advisor to the Trust and the other INVESCO Funds. AIM also serves as the investment advisor to the AIM Funds. As of November 25, 2003, the INVESCO Funds and the AIM Funds will be considered one fund complex. As of November 25, 2003, there will be 19 registered investment companies advised by AIM in such complex.
[5]	Dr. Ambron commenced her service as a director of the Company on January 1, 2003.
[6]	Resigned as a director of the Company on October 21, 2003.
[7]	Dr. Gramm resigned as a director of the Company on February 7, 2002. Mr. Deering resigned as a director of the Company on March 31, 2003.
[8]	Messrs. Bayley, Crockett, Dowden, Dunn, Fields, Frischling, Pennock and Sklar, Dr. Matthai-Davis and Ms. Quigley were elected as trustees of the Trust on October 21, 2003 and therefore received no compensation from the Company during the year ended December 31, 2002.

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Messrs. Graham and Williamson, as “Interested Trustees” of the Trust and the other funds in the AIM Funds and the INVESCO Funds complex, receive compensation as officers or employees of the Advisor or its affiliated companies, and do not receive any trustee’s fees or other compensation from the Trust or the other funds in the AIM Funds and the INVESCO Funds complex for their service as trustees.

Prior Retirement Plan and Deferred Retirement Plan Account Agreement of the Company

The Board of Directors of the Company previously adopted a retirement plan and a form for deferred retirement plan account agreements. Certain of the independent directors of the Company participated either in the Company’s retirement plan or account agreement. Upon the effectiveness of the New Retirement Plan (defined below), the independent directors of the Company will cease to accrue benefits under the Company’s retirement plan and account agreement. Messrs. Baker and Soll will not receive any additional benefits under the Company’s retirement plan or account agreement, but will be entitled to amounts which have been previously funded under the Company’s retirement plan or account agreement for their benefit. An affiliate of INVESCO will reimburse the Company for any amounts funded by the Company for Messrs. Baker and Soll under the Company’s retirement plan and account agreement.

New Retirement Plan for Trustees

At a Board meeting on November 6, 2003, the Board adopted a new retirement plan (the “New Retirement Plan”) for the trustees of the Trust who are not affiliated with the Advisor. The retirement plan includes a retirement policy as well as retirement benefits for independent trustees.

The retirement policy permits each independent trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the trustees may extend from time to time the retirement date of a trustee.

Annual retirement benefits are available to each independent trustee of the Trust and/or the other INVESCO Funds and AIM Funds (each, a “Covered Fund”) who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefits will equal 75% of the trustee’s annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The annual retirement benefits will be payable in quarterly installments for a number of years equal to the lesser of (i) ten or (ii) the number of such trustee’s credited years of service. A death benefit is also available under the New Retirement Plan that will provide a surviving spouse with a quarterly installment of 50% of a deceased trustee’s retirement benefits for the same length of time that the trustee would have received the benefits based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

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New Deferred Compensation Agreements

At a Board meeting on November 6, 2003, the Board adopted a new form for deferred compensation agreements (“New Compensation Agreements”) pursuant to which a trustee has the option to elect to defer receipt of up to 100% of his or her compensation payable by the Trust, and such amounts are placed into a deferral account. The deferring trustees have the option to select various INVESCO Funds in which all or part of their deferral account will be deemed to be invested. The list of funds may change from time to time and may include AIM Funds in addition to INVESCO Funds. Distributions from the deferring trustees’ deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten years (depending on the New Compensation Agreement) beginning on the date selected under the New Compensation Agreement. The Board, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the deferring trustees’ retirement benefits commence under the New Retirement Plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the deferring trustee’s termination of service as a trustee of the Trust. If a deferring trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The New Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the deferring trustees have the status of unsecured creditors of the Trust and of each other INVESCO Fund or AIM Fund from which they are deferring compensation.

Control Persons and Principal Shareholders

As of November 3, 2003, the following persons owned more than 5% of the outstanding shares of the Funds indicated below. This level of share ownership is considered to be a “principal shareholder” relationship with a Fund under the 1940 Act. Shares that are owned “of record” are held in the name of the person indicated. Shares that are owned “beneficially” are held in another name, but the owner has the full economic benefit of ownership of those shares.

Investor Class

U.S. Government Money Fund

Name and Address	Basis of Ownership (Record/Beneficial)	Percentage Owned
None

As of November 3, 2003, officers and trustees of the Company, as a group, beneficially owned less than 1% of each of Treasurer’s Money Market Reserve Fund’s, Treasurer’s Tax-Exempt Reserve Fund’s and U.S. Government Money Funds’ outstanding shares.

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Distributor

A I M Distributors, Inc. (“ADI”) is the distributor of the Fund. ADI bears all expenses, including the cost of printing and distributing prospectuses, incident to marketing of the Fund’s shares.

How To Purchase and Redeem Shares

A complete description of the manner by which shares of the Fund may be purchased appears in the Prospectus under the caption “How To Buy Shares.”

Information concerning redemption of Fund shares is set forth in the Prospectus under the caption “How To Sell Shares.” Shares of the Fund may be redeemed directly through ADI or through any financial intermediary who has entered into an agreement with ADI. In addition to the Fund’s obligation to redeem shares, ADI may also repurchase shares as an accommodation to the shareholders. To effect a repurchase, those financial intermediaries who have executed agreements with ADI must phone orders to the order desk of the Fund at 1-800-328-2234 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value of the Fund next determined after such order is received. Such arrangement is subject to timely receipt by ADI of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by the Fund or by ADI when shares are redeemed or repurchased, financial intermediaries may charge a fair service fee for handling the transaction. The Advisor intends to redeem all shares of the Fund in cash.

The right of redemption may be suspended or the date of payment postponed when (a) trading on the New York Stock Exchange (“NYSE”) is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable.

Other Service Providers

Independent Accountants

PricewaterhouseCoopers LLP, 1201 Louisiana Street, Suite 2900, Houston, Texas 77002, are the independent accountants of the Trust. The independent accountants are responsible for auditing the financial statements of the Funds.

Custodian

State Street Bank and Trust Company, P.O. Box 351, Boston, Massachusetts, is the custodian of the cash and investment securities of the Trust. The custodian is also responsible for, among other things, receipt and delivery of each Fund’s investment securities in accordance with procedures and conditions specified in the custody agreement with the Company. The custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities

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owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories.

Transfer Agent

AIM Investment Services, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046, is the Trust’s transfer agent, registrar, and dividend disbursing agent. Services provided by AIS include the issuance, cancellation, and transfer of shares of the Funds, and the maintenance of records regarding the ownership of such shares.

Legal Counsel

The firm of Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, PA 19103-7599, is legal counsel for the Trust.

Brokerage Allocation and Other Practices

As the investment advisor to the Fund, the Advisor places orders for the purchase and sale of securities with broker-dealers based upon an evaluation of the financial responsibility of the broker-dealers and the ability of the broker-dealers to effect transactions at the best available prices.

Consistent with the standard of seeking to obtain favorable execution on portfolio transactions, the Advisor may select brokers that provide research services to the Advisor and the Trust, as well as other mutual funds and other accounts managed by the Advisor. Research services include statistical and analytical reports relating to issuers, industries, securities, and economic factors and trends, which may be of assistance or value to the Advisor in making informed investment decisions. Research services prepared and furnished by brokers through which the Fund effects securities transactions may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor in connection with a particular Fund. Conversely, the Fund receives benefits of research acquired through the brokerage transactions of other clients of the Advisor.

Because the securities that the Fund invests in are generally traded on a principal basis, it is unusual for the Fund to pay any brokerage commissions. The Fund paid no brokerage commissions for the fiscal period ended August 31, 2003 and for the fiscal years ended May 31, 2003, 2002 and 2001. For the fiscal period ended August 31, 2003 and for the fiscal years ended May 31, 2003, 2002 and 2001, brokers providing research services received $0, $0, $0, and $0, respectively, in commissions on portfolio transactions effected for the Fund. The aggregate dollar amounts of such portfolio transactions were $0, $0, $0, $0, and $0, respectively. Commissions totaling $0, $0, $0, $0, and $0, respectively, were allocated to certain brokers in recognition of their sales of shares of the Fund on portfolio transactions of the Fund effected during the fiscal period ended August 31, 2003 and for the fiscal years ended May 31, 2003, 2002 and 2001, respectively.

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At August 31, 2003, the Fund held debt securities of its regular brokers or dealers, or their parents, as follows:

Fund	Broker or Dealer	Value of Securities at August 31, 2003
U.S. Government Money	Bank of Nova Scotia	$15,388,656

U.S. Government Money	Deutsche Bank AG	$15,000,000

Neither the Advisor nor any affiliate of the Advisor receives any brokerage commissions on portfolio transactions effected on behalf of the Funds, and there is no affiliation between the Advisor or any person affiliated with the Advisor or the Funds and any broker or dealer that executes transactions for the Funds.

Shares of Beneficial Interest

The Trust is authorized to issue an unlimited number of shares of beneficial interest of each class of shares of the Fund.

A share of each class of the Fund represents an identical interest in the Fund’s investment portfolio and has the same rights, privileges and preferences. However, each class may differ with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. The different sales charges and other expenses applicable to the different classes of shares of the Fund will affect the performance of those classes. Each share of the Fund is entitled to participate equally in dividends for that class, other distributions and the proceeds of any liquidation of a class of the Fund. All shares of the Fund will be voted together, except that only the shareholders of a particular class of the Fund may vote on matters exclusively affecting that class. All shares issued and outstanding are, and all shares offered hereby when issued will be, fully paid and nonassessable. There are no conversion rights. The Board has the authority to designate additional classes of common stock without seeking the approval of shareholders and may classify and reclassify any authorized but unissued shares.

Shares have no preemptive rights and are freely transferable on the books of the Fund.

All shares of the Trust have equal voting rights based on one vote for each share owned. The Trust is not generally required and does not expect to hold regular annual meetings of shareholders. However, when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Trust or as may be required by applicable law or the Trust’s Declaration of Trust, the Board will call special meetings of shareholders.

Trustees may be removed by action of the holders of a majority of the outstanding shares of the Trust. The Fund will assist shareholders in communicating with other shareholders as required by the 1940 Act.

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Fund shares have noncumulative voting rights, which means that the holders of a majority of the shares of the Trust voting for the election of trustees of the Trust can elect 100% of the trustees if they choose to do so. If that occurs, the holders of the remaining shares voting for the election of trustees will not be able to elect any person or persons to the Board. Trustees may be removed by action of the holders of a majority of the outstanding shares of the Trust.

Tax Consequences of Owning Shares of the Fund

The Fund intends to continue to conduct its business and satisfy the applicable diversification of assets, distribution and source of income requirements to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund qualified as a regulated investment company and intends to continue to qualify during its current fiscal year. It is the intent of the Fund to distribute all investment company taxable income. As a result of this intent and the Fund’s qualifications as regulated investment companies, it is anticipated that the Fund will not pay federal income or excise taxes. Therefore, any taxes that the Fund would ordinarily owe are paid by its shareholders on a pro-rata basis. If the Fund does not distribute all of its net investment income, it will be subject to income and excise taxes on the amount that is not distributed. If the Fund does not qualify as a regulated investment company, it will be subject to corporate income tax on its net investment income at the corporate tax rates.

The Fund’s investment objectives and policies, including its policy of attempting to maintain a net asset value of $1.00 per share, make it unlikely that any capital gains will be paid to investors. However, the Fund cannot guarantee that such a net asset value will be maintained. Accordingly, a shareholder may realize a capital gain or loss upon redemption of shares of the Fund. Capital gain or loss on shares held for one year or less is classified as short-term capital gain or loss while capital gain or loss on shares held for more than one year is classified as long-term capital gain or loss. Any loss realized on the redemption of fund shares held for six months or less is nondeductible to the extent of any exempt-interest dividends paid with respect to such shares.

The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and its net capital gain for the one-year period ending on October 31 of that year, plus certain other amounts.

You should consult your own tax adviser regarding specific questions as to federal, state, and local taxes. Dividends will generally be subject to applicable state and local taxes. Qualification as a regulated investment company under the Code for income tax purposes does not entail government supervision of management or investment policies. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on November 11, 2003.

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Performance

From time to time, the Fund’s advertising and/or sales literature may include discussions of general economic conditions, interest rates or generic topics pertaining to the mutual fund industry.

To keep shareholders and potential investors informed, the Advisor will occasionally advertise the Fund’s total returns for one-, five-, and ten-year periods (or since inception).

The Fund’s total return is calculated in accordance with a standardized formula for computation of annualized total return. Total returns quoted in advertising reflect all aspects of the Fund’s return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund’s net asset value per share over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical investment in the Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value has been constant over the period. Because average annual returns tend to even out variations in the Fund’s returns, investors should realize that the Fund’s performance is not constant over time, but changes from year to year, and that average annual returns do not represent the actual year-to-year performance of the Fund.

In addition to average annual returns, the Funds may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total return shows the actual rate of return on an investment for the period cited; average annual total return represents the average annual percentage change in the value of an investment. Both cumulative and average annual total returns tend to “smooth out” fluctuations in a Fund’s investment results, because they do not show the interim variations in performance over the periods cited. Excluding sales charges from a total return calculation produces a higher total return figure.

We may also advertise a Fund’s “current yield” and “effective yield.” Both yield figures are based on historical earnings and are not intended to indicate future performance. The “current yield” of a Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then “annualized.” That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The “effective yield” will be slightly higher than the “current yield” because of the compounding effect of this assumed reinvestment. For the seven days ended August 31, 2003, U.S. Government Money Fund’s current and effective yields were 0.27% and 0.27%, respectively.

More information about the Fund’s recent and historical performance is contained in the Company’s Annual Report to Shareholders. You can get a free copy by calling or writing to AIM Investment Services, Inc. using the telephone number or address on the back cover of the Funds’ Prospectus.

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When we quote mutual fund rankings published by Lipper Inc., we may compare a Fund to others in its appropriate Lipper category, as well as the broad-based Lipper general fund groupings. These rankings allow you to compare a Fund to its peers. Other independent financial media also produce performance- or service-related comparisons, which you may see in our promotional materials.

Performance figures are based on historical earnings and are not intended to suggest future performance.

Average annual total return performance for the one-, five-, and ten-year periods (or since inception) ended August 31, 2003 was:

Name of Fund	1 Year	5 Years	10 Years or Since Inception
U.S. Government Money Fund - Investor Class	0.55%	3.10%	3.75%

Average annual total return performance for each of the periods indicated was computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P(1 + T)n = ERV

where:	P = a hypothetical initial payment of $1,000
T = average annual total return
n = number of years
ERV = ending redeemable value of initial payment

The average annual total return performance figures shown above were determined by solving the above formula for “T” for each time period indicated.

To obtain a Fund’s current and effective 7-day yield information, please call the transfer agent at 1-800-347-4246.

The standard formula for calculating current yield is as follows:

Y= (V1-V0)x 365/7

V0

where:	Y = current yield
V0 = the value of a hypothetical pre-existing account having a balance of one share at the beginning of a stated seven-day period

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V1 = the value of such an account at the end of the stated period

The standard formula for calculating effective yield is as follows:

EY	=	[	(Y + 1)	365 [7]	]
-1

where:	EY = effective yield
Y = current yield, as determined above

In conjunction with performance reports, comparative data between a Fund’s performance for a given period and other types of investment vehicles, including certificates of deposit, may be provided to prospective investors and shareholders.

In conjunction with performance reports and/or analyses of shareholder services for a Fund, comparative data between that Fund’s performance for a given period and recognized indices of investment results for the same period, and/or assessments of the quality of shareholder service, may be provided to shareholders. Such indices include indices provided by Dow Jones & Company, S&P, Lipper Inc., Lehman Brothers, National Association of Securities Dealers Automated Quotations, Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times Stock Exchange, the New York Stock Exchange, the Nikkei Stock Average, and Deutcher Aktienindex, all of which are unmanaged market indicators. In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder services made by independent sources may be used in advertisements, sales literature or shareholder reports, including reprints of, or selections from, editorials or articles about the Fund. These sources utilize information compiled (i) internally; (ii) by Lipper Inc.; or (iii) by other recognized analytical services. The Lipper Inc. mutual fund rankings and comparisons which may be used by the Fund in performance reports will be drawn from the following mutual fund groupings, in addition to the broad-based Lipper general fund groupings:

Fund	Lipper Mutual Fund Category
U.S. Government Money Fund	U.S. Government Money Market Funds

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Sources for Fund performance information and articles about the Funds include, but are not limited to, the following:

American Association of Individual	Investor’s Business Daily
Investors’ Journal	Kiplinger’s Personal Finance
Arizona Republic	Lipper Inc.’s Mutual Fund Performance
Banxquote	Analysis
Barron’s	Los Angeles Times
Bloomberg News	Money Magazine
Boston Globe	Morningstar
Business Week	Mutual Funds Magazine
CNBC	Newsweek
CNN	New York Times
Chicago Sun-Times	Rocky Mountain News
Chicago Tribune	Smart Money
Denver Business Journal	Time
Denver Post	U.S. News and World Report
Dow Jones News Wire	USA Today
Financial Times	Wall Street Journal
Forbes	Washington Post
Fortune	Wiesenberger Investment Companies
Ibbotson Associates, Inc.	Services
Institutional Investor

Proxy Voting Policies

The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Fund’s investment advisor. The investment advisor will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board of Trustees, and which are below.

Any material changes to the proxy policies and procedures will be submitted to the Board of Trustees of the Trust for approval. The Board of Trustees will be supplied with a summary quarterly report of each Fund’s proxy voting record.

The Proxy Voting Policies applicable to each Fund follow:

PROXY POLICIES AND PROCEDURES

Reviewed by the AIM Funds Board of Directors/Trustees June 10-11, 2003

A.	Proxy Policies

Each of A I M Advisors, Inc., A I M Capital Management, Inc., AIM Private Asset Management, Inc. and AIM Alternative Asset Management Company (each an “AIM Advisor” and collectively “AIM”) has the fiduciary obligation to, at all times, make the economic best interest of advisory clients the sole consideration when voting proxies of companies held in client accounts. As a general rule, each AIM Advisor shall vote

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against any actions that would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders’ investments. At the same time, AIM believes in supporting the management of companies in which it invests, and will accord proper weight to the positions of a company’s board of directors, and the AIM portfolio managers who chose to invest in the companies. Therefore, on most issues, our votes have been cast in accordance with the recommendations of the company’s board of directors, and we do not currently expect that trend to change. Although AIM’s proxy voting policies are stated below, AIM’s proxy committee considers all relevant facts and circumstances, and retains the right to vote proxies as deemed appropriate.

I.	Boards Of Directors

A board that has at least a majority of independent directors is integral to good corporate governance. Key board committees, including audit, compensation and nominating committees, should be completely independent.

There are some actions by directors that should result in votes being withheld. These instances include directors who:

•	Are not independent directors and sit on the board’s audit, compensation or nominating committee;

•	Attend less than 75 percent of the board and committee meetings without a valid excuse;

•	Implement or renew a dead-hand or modified dead-hand poison pill;

•	Enacted egregious corporate governance policies or failed to replace management as appropriate;

•	Have failed to act on takeover offers where the majority of the shareholders have tendered their shares; or

•	Ignore a shareholder proposal that is approved by a majority of the shares outstanding.

Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors:

•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Portfolio manager’s assessment;

•	Qualifications of director nominees (both slates);

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•	Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and

•	Background to the proxy contest.

II.	Independent Auditors

A company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence. We will support the reappointment of the company’s auditors unless:

•	It is not clear that the auditors will be able to fulfill their function;

•	There is reason to believe the independent auditors have rendered an opinion that is neither accurate nor indicative of the company’s financial position; or

•	The auditors have a significant professional or personal relationship with the issuer that compromises the auditors’ independence.

III.	Compensation Programs

Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders’ ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider all incentives, awards and compensation, and compare them to a company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution.

•	We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive.

•	We will support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.

•	We will vote against plans that have any of the following structural features: ability to re-price underwater options without shareholder approval, ability to issue options with an exercise price below the stock’s current market price, ability to issue reload options, or automatic share replenishment (“evergreen”) feature.

•	We will vote for proposals to reprice options if there is a value-for-value (rather than a share-for-share) exchange.

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•	We will generally support the board’s discretion to determine and grant appropriate cash compensation and severance packages.

IV.	Corporate Matters

We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers and acquisitions on a case by case basis, considering the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company’s industry and performance in terms of shareholder returns.

•	We will vote for merger and acquisition proposals that the proxy committee and relevant portfolio managers believe, based on their review of the materials, will result in financial and operating benefits, have a fair offer price, have favorable prospects for the combined companies, and will not have a negative impact on corporate governance or shareholder rights.

•	We will vote against proposals to increase the number of authorized shares of any class of stock that has superior voting rights to another class of stock.

•	We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company’s industry and performance in terms of shareholder returns.

•	We will vote for proposals to institute open-market share repurchase plans in which all shareholders participate on an equal basis.

V.	Shareholder Proposals

Shareholder proposals can be extremely complex, and the impact on share value can rarely be anticipated with any high degree of confidence. The proxy committee reviews shareholder proposals on a case-by-case basis, giving careful consideration to such factors as: the proposal’s impact on the company’s short-term and long-term share value, its effect on the company’s reputation, the economic effect of the proposal, industry and regional norms applicable to the company, the company’s overall corporate governance provisions, and the reasonableness of the request.

•	We will generally abstain from shareholder social and environmental proposals.

•	We will generally support the board’s discretion regarding shareholder proposals that involve ordinary business practices.

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•	We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company’s corporate governance standards indicate that such additional protections are warranted.

•	We will generally vote for proposals to lower barriers to shareholder action.

•	We will generally vote for proposals to subject shareholder rights plans to a shareholder vote. In evaluating these plans, we give favorable consideration to the presence of “TIDE” provisions (short-term sunset provisions, qualified bid/permitted offer provisions, and/or mandatory review by a committee of independent directors at least every three years).

VI.	Other

•	We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.

•	We will vote against any proposals to authorize the proxy to conduct any other business that is not described in the proxy statement.

•	We will vote any matters not specifically covered by these proxy policies and procedures in the economic best interest of advisory clients.

AIM’s proxy policies, and the procedures noted below, may be amended from time to time.

B.	Proxy Committee Procedures

The proxy committee currently consists of representatives from the Legal and Compliance Department, the Investments Department and the Finance Department.

The committee members review detailed reports analyzing the proxy issues and have access to proxy statements and annual reports. The committee then discusses the issues and determines the vote. The committee shall give appropriate and significant weight to portfolio managers’ views regarding a proposal’s impact on shareholders. A proxy committee meeting requires a quorum of three committee members, voting in person or by proxy.

AIM’s proxy committee shall consider its fiduciary responsibility to all clients when addressing proxy issues and vote accordingly. The proxy committee may enlist the services of reputable outside professionals and/or proxy evaluation services, such as Institutional Shareholder Services or any of its subsidiaries (“ISS”), to assist with the analysis of voting issues and/or to carry out the actual voting process. To the extent the services of ISS or another provider are used, the proxy committee shall periodically review the policies of that provider.

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In addition to the foregoing, the following shall be strictly adhered to unless contrary action receives the prior approval of Funds’ Board of Directors/Trustees:

Other than by voting proxies and participating in Creditors’ committees, AIM shall not engage in conduct that involves an attempt to change or influence the control of a company.

AIM will not publicly announce its voting intentions and the reasons therefore.

AIM shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.

All communications regarding proxy issues between the proxy committee and companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussing AIM’s concerns for its advisory clients’ interests and not for an attempt to influence or control management.

C.	Business/Disaster Recovery

If the proxy committee is unable to meet due to a temporary business interruption, such as a power outage, a sub-committee of the proxy committee may vote proxies in accordance with the policies stated herein. If the sub-committee of the proxy committee is not able to vote proxies, ISS shall vote proxies by default in accordance with ISS’ proxy policies and procedures, which may vary slightly from AIM’s.

D.	Restrictions Affecting Voting

If a country’s laws allow a company in that country to block the sale of the company’s shares by a shareholder in advance of a shareholder meeting, AIM will not vote in shareholder meetings held in that country. Administrative or other procedures, such as securities lending, may also cause AIM to refrain from voting. Although AIM considers proxy voting to be an important shareholder right, the proxy committee will not impede a portfolio manager’s ability to trade in a stock in order to vote at a shareholder meeting.

E.	Conflicts of Interest

The proxy committee reviews each proxy to assess the extent to which there may be a material conflict between AIM’s interests and those of advisory clients. A potential conflict of interest situation may include where AIM or an affiliate manages assets for, administers an employee benefit plan for, provides other financial products or services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm AIM’s relationship with the company. In order to avoid even the appearance of impropriety, the proxy committee will not take AIM’s relationship with the company into account, and will vote the company’s proxies in the best interest of the advisory clients, in accordance with these proxy policies and procedures.

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To the extent that a committee member has any conflict of interest with respect to a company or an issue presented, that committee member should inform the proxy committee of such conflict and abstain from voting on that company or issue.

Code of Ethics

The Advisor and ADI permit investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investing. This policy requires the Advisor’s and ADI’s personnel to conduct their personal investment activities in a manner that the Advisor and ADI believe is not detrimental to the Fund or the Advisor’s other advisory clients. The Code of Ethics is on file with, and may be obtained from, the Commission.

Financial Statements

The financial statements for the Fund for the fiscal period ended August 31, 2003 and the fiscal year ended May 31, 2003 are incorporated herein by reference from the INVESCO Money Market Funds, Inc.’s Annual Report to Shareholders dated May 31, 2003 and from the Report to Shareholders for the fiscal period ended August 31, 2003. Prior to November 25, 2003, the Fund was a series of a Maryland corporation named AIM Money Market Funds, Inc. (formerly, INVESCO Money Market Funds, Inc.).

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APPENDIX A

Some of the terms used in the Statement of Additional Information are described below.

Bank obligations include certificates of deposit which are negotiable certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to one year) at a stated interest rate.

Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

Bond Anticipation Notes normally are issued to provide interim financing until longterm financing can be arranged. The longterm bonds then provide the money for the repayment of the Notes.

Corporate debt obligations are bonds and notes issued by corporations and other business organizations, including business trusts, in order to finance their longterm credit needs.

Money Market refers to the marketplace composed of the financial institutions which handle the purchase and sale of liquid, shortterm, highgrade debt instruments. The money market is not a single entity, but consists of numerous separate markets, each of which deals in a different type of short-term debt instrument. These include U.S. government securities, commercial paper, certificates of deposit and bankers’ acceptances, which are generally referred to as money market instruments.

Portfolio Securities Loans: The Company, on behalf of each of the Funds, may lend limited amounts of its portfolio securities (not to exceed 33 1/3% of a particular Fund’s total assets). Management of the Company understands that it is the current view of the staff of the SEC that the Funds are permitted to engage in loan transactions only if the following conditions are met: (1) the applicable Fund must receive 100% collateral in the form of cash or cash equivalents, e.g., U.S. Treasury bills or notes, from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities (determined on a daily basis) rises above the level of the collateral; (3) the Company must be able to terminate the loan after notice; (4) the applicable Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned and any increase in market value; (5) the applicable Fund may pay only reasonable custodian fees in connection with the loan; (6) voting rights on the securities loaned may pass to the borrower; however, if a material event affecting the investment occurs, the Company must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the Company to vote proxies. Excluding items (1) and (2), these practices may be amended from time to time as regulatory provisions permit.

Repurchase Agreements: A repurchase agreement is a transaction in which a Fund purchases a security and simultaneously commits to sell the security to the seller at an agreed upon price and date (usually not more than seven days) after the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to

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the coupon rate or maturity of the purchased security. A Fund’s risk is limited to the ability of the seller to pay the agreed upon amount on the delivery date. In the opinion of management this risk is not material; if the seller defaults, the underlying security constitutes collateral for the seller’s obligations to pay. This collateral will be held by the custodian for the Company’s assets. However, in the absence of compelling legal precedents in this area, there can be no assurance that the Company will be able to maintain its rights to such collateral upon default of the issuer of the repurchase agreement. To the extent that the proceeds from a sale upon a default in the obligation to repurchase are less than the repurchase price, the particular Fund would suffer a loss.

Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program.

Reverse Repurchase Agreements are transactions where a Fund temporarily transfers possession of a portfolio security to another party, such as a bank or broker-dealer, in return for cash, and agrees to buy the security back at a future date and price. The use of reverse repurchase agreements will create leverage, which is speculative. Reverse repurchase agreements are borrowings subject to the Funds’ investment restrictions applicable to that activity. The Company will enter into reverse repurchase agreements solely for the purpose of obtaining funds necessary for meeting redemption requests. The proceeds received from a reverse repurchase agreement will not be used to purchase securities for investment purposes.

Short-Term Discount Notes (tax-exempt commercial paper) are promissory notes issued by municipalities to supplement their cash flow. The ratings A1 and P1 are the highest commercial paper ratings assigned by S&P and Moody’s, respectively.

Tax Anticipation Notes are to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes.

Time deposits are nonnegotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Funds will not benefit from insurance from the Federal Deposit Insurance Corporation.

U.S. government securities are debt securities (including bills, notes, and bonds) issued by the U.S. Treasury or issued by an agency or instrumentality of the U.S. government which is established under the authority of an Act of Congress. Such agencies or instrumentalities include, but are not limited to, Fannie Mae, Ginnie Mae (also known as Government National Mortgage Association), the Federal Farm Credit Bank, and the Federal Home Loan Banks. Although all obligations of agencies, authorities and instrumentalities are not direct obligations of the U.S. Treasury, payment of the interest and principal on these obligations may be backed directly or indirectly by the U.S. government. This support can range from the backing of the full faith and credit of the United States to U.S. Treasury guarantees, or to the backing solely of the issuing instrumentality itself. In the case of securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

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Ratings of Municipal and Corporate Debt Obligations

The four highest ratings of Moody’s and S&P for municipal and corporate debt obligations are Aaa, Aa, A and Baa and AAA, AA, A and BBB, respectively.

Moody’s. The characteristics of these debt obligations rated by Moody’s are generally as follows:

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the longterm risks appear somewhat larger than in Aaa securities. Moody’s applies the numerical modifiers 1, 2, and 3 to the Aa rating classification. The modifier 1 indicates a ranking for the security in the higher end of this rating category; the modifier 2 indicates a mid range ranking; and the modifier 3 indicates a ranking in the lower end of this rating category.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Moody’s ratings for state and municipal notes and other short-term loans are designated Moody’s Investment Grade (“MIG”). This distinction is in recognition of the difference between short-term credit and long-term credit. A short-term rating may also be assigned on an issue having a demand feature. Such ratings are designated as VMIG. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon demand rather than fixed maturity dates and payment relying on external liquidity.

MIG 1/VMIG 1 Notes and loans bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broadbased access to the market for refinancing, or both.

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MIG 2/VMIG 2 Notes and loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

S&P Rating Services. The characteristics of these debt obligations rated by S&P are generally as follows:

AAA This is the highest rating assigned by Standard & Poor’s to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA Bonds rated AA also qualify as high quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

S&P ratings for short-term notes are as follows:

SP1 Very strong capacity to pay principal and interest.

SP2 Satisfactory capacity to pay principal and interest.

SP3 Speculative capacity to pay principal and interest.

A debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

Ratings of Commercial Paper

Description of Moody’s commercial paper ratings. Among the factors considered by Moody’s Investors Services, Inc. in assigning commercial paper ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer’s industry or industries and an appraisal of the risks which may be inherent in certain areas; (3) evaluation of the issuer’s products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative differences in strength and weakness in respect to these criteria would establish a rating of one of three classifications; P1 (Highest Quality), P2 (Higher Quality), or P3 (High Quality).

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Description of S&P commercial paper ratings. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest. The “A” categories are as follows:

A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.

A1 This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong.

A2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A1.

A3 Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

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INVESCO STABLE VALUE FUND — CLASS R

A mutual fund designed for investors seeking current income, while attempting to maintain a stable value per share.

Class R shares are sold primarily to qualified retirement plans, retirement savings programs, educational savings programs, and wrap programs primarily through financial intermediaries.

Investment Goals, Strategies, And Risks2
Fund Performance4
Fees And Expenses4
Investment Risks5
Principal Risks Associated With The Fund6
Temporary Defensive Positions8
Portfolio Turnover8
Fund Management9
Portfolio Managers9
Potential Rewards9
Share Price10
Tools Used to Combat Excessive Short-Term Trading Activity10
How To Buy Shares12
Your Account Services17
How To Sell Shares18
Dividends, Distributions, And Taxes20

No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.

The Securities and Exchange Commission has not approved or disapproved the shares of the Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

AIM TREASURER’S SERIES TRUST

PROSPECTUS | November 25, 2003

A I M Advisors, Inc. (“AIM”) is the investment advisor for the Fund, and INVESCO Institutional (N.A.), Inc. (“INVESCO” Institutional”) is the sub-advisor. On November 25, 2003, INVESCO Stable Value Fund, a series portfolio of AIM Treasurer’s Series Funds, Inc., a Maryland corporation (the “Company”), was redomesticated into a series portfolio of AIM Treasurer’s Series Trust, a Delaware statutory trust.

This Prospectus contains important information about the Fund’s Class R shares. Class R shares are sold to individual retirement accounts (“IRAs”), qualified retirement plans, 403(b) plans, certain deferred compensation plans, retirement savings programs, and educational savings programs primarily through financial intermediaries. If you invest through a financial intermediary, please contact your financial intermediary for detailed information on suitability and transactional issues (i.e., how to purchase or sell shares, minimum investment amounts, and fees and expenses). The Fund also offers an additional class of shares through a separate prospectus. Each of the Fund’s classes has varying expenses, with resulting effects on their performance. You can choose the class of shares that is best for you, based on how much you plan to invest and other relevant factors discussed in “How To Buy Shares.” To obtain additional information about the other class of the Fund, contact AIM Distributors, Inc. (“ADI”) at 1-800-347-4246.

This Prospectus will tell you more about:

Investment Goals & Strategies
Potential Investment Risks
Past Performance

Investment Goals, Strategies, And Risks

The Fund seeks current income while attempting to maintain a stable net asset value per share (NAV). We do not guarantee that the Fund will be able to achieve its objective. The Fund is actively managed. It invests primarily in fixed-income securities with varying maturities while attempting to maintain an average portfolio duration of not more than five years. It also invests in money market instruments and in contracts with financial institutions that are designed to stabilize the Fund’s share value.

Fixed-income securities include, but are not limited to, corporate bonds, government and agency securities, mortgage and other asset-backed securities issued by governmental and non-governmental issuers, and U.S. dollar-denominated foreign securities. The Fund primarily invests in fixed-income securities that are rated investment grade or those deemed by INVESCO Institutional to be of comparable quality at the time of purchase. The Fund will also invest in money market instruments, including bank certificates of deposit, bankers’ acceptances, bank time deposits, notes, commercial paper, repurchase agreements and U.S. government securities. The Fund will also invest in contracts, called Wrapper Agreements, with financial institutions, such as insurance companies and banks (Wrapper Providers). The Fund may also invest in commingled pools of debt securities having similar characteristics of the Fund and in derivatives. At any given time, the Fund may invest more than 25% of its total assets in industries in the financial services sector. The Wrapper Agreements may impose more stringent standards relating to the types, credit quality, duration, and/or diversification of portfolio securities than those established by the Fund’s own investment policies.

The Fund is a type of mutual fund known as a stable value fund. Stable value funds are short-term bond funds that use targeted investment strategies and Wrapper Agreements in seeking to maintain a stable NAV. The Fund is not a money market fund and has risks not present in money market funds. The Fund does not seek to maintain an NAV of $1.00 like a money market fund. However, the Wrapper Agreements are intended to cause the NAV of the Fund to be considerably more stable than a typical high-quality fixed-income fund. Securities in a money market fund generally have a shorter average maturity than securities in the Fund, and the yield of a money market fund will tend to more closely track the direction of current market rates than the yield of the Fund. The combination of the Fund’s investments and the longer average duration are normally anticipated to produce higher returns than a money market fund.

Wrapper Agreements assist the Fund in seeking to protect principal. Unlike traditional fixed-income portfolios, the Fund’s use of Wrapper Agreements should tend to offset the price fluctuations typically associated with fixed-income securities. Generally, a Wrapper Agreement obligates the Wrapper Provider to maintain the book value (which is a constant dollar value plus interest accrued at the “crediting rate” under the Wrapper Agreement) of the Fund’s fixed-income securities and other instruments covered by the Wrapper Agreements (the “Covered Assets”), up to specified amounts, under certain circumstances. In addition, under certain adverse market conditions, the Wrapper Provider may be obligated to make payments to the Fund if the Fund is unable to satisfy its payment obligations from Fund assets. If that occurs, the Wrapper Provider would typically pay the Fund an

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amount sufficient to cover shareholder redemptions and certain other payments (such as Fund expenses), provided all the terms of the Wrapper Agreement have been met. The circumstances under which payments are made and the timing of payments between the Fund and the Wrapper Provider vary.

Wrapper Agreements are written in terms of book value. Typically, when the market value of the Covered Assets is less than book value, the Wrapper Provider is obligated to pay the Fund the difference between the two values. When determining its NAV, the Fund normally values the Covered Assets at their market value, and values the Wrapper Agreement at the difference between the Covered Assets’ market value and book value, so that the sum of the two equals the book value of the Covered Assets. In valuing the Wrapper Agreements this way, the Fund is able, in effect, to value its fixed-income investments at book value, which is not affected by market price fluctuations. As a result, the Fund normally should be able to maintain a constant value for the Covered Assets regardless of market value changes. This accounting method is important in order to enable the Fund to maintain a constant NAV.

Wrapper Agreements specify a formula for calculating a “crediting rate” for the Covered Assets. The crediting rate is the return on the Covered Assets and is used in determining the Fund’s distributions to shareholders. The crediting rate is based on the yield to maturity of the Covered Assets, but also includes adjustments for differences between the market value and the book value of the Covered Assets. Adjustments to the crediting rate may reduce the Fund’s yield to zero, but the yield will not fall below zero. The crediting rate, and therefore the Fund’s return, may be affected by purchases and redemptions by shareholders. The impact depends on whether the market value of the Covered Assets is higher or lower than the book value of those assets at the time of the purchases and redemptions.

If the market value of Covered Assets is higher than their book value, the crediting rate will ordinarily be higher than the yield of the Covered Assets. Under these circumstances, cash from new investors will tend to lower the crediting rate and redemptions by existing shareholders will tend to increase the crediting rate.

If the market value of Covered Assets is lower than their book value, the crediting rate will ordinarily be lower than the yield of the Covered Assets. When the Covered Assets’ market value is lower than their book value, the Fund will have, for example, less than $10.00 in cash and bonds for every $10.00 in NAV. Under these circumstances, cash from new investors will tend to increase the market value of the Covered Assets and to increase the crediting rate. Redemptions, however, will tend to reduce the market value of remaining Covered Assets and to reduce the crediting rate. If the Fund has significant redemptions when the market value of the Covered Assets is below their book value, the Fund’s yield could be reduced significantly to a level that is not competitive with other investment options. This could result in additional redemptions which would tend to lower the crediting rate further. If redemptions continue, the Fund’s yield could be reduced to zero.

The Fund combines bottom-up and top-down analysis to select securities for its portfolio. Top-down research and analysis establishes a strategy to earn return from changes in the yield curve, spread, credit, and volatility. Each security is analyzed and a strategy developed specifically for a stable value portfolio. We then look to each available bond sector. INVESCO Institutional selects those sectors that it believes provide the proper risk exposures in the least expensive way. By analyzing each return driver first and developing sector strategies second, the Fund attempts to earn consistent excess returns and avoid unintended risks. Once sectors are selected, a bottom up analysis commences.

Securities are selected using a bottom-up process. Sector specialists working in tandem with credit research analysts seek to identify the most attractive securities that meet the credit criteria and best implement the selected strategy.

Although the Fund seeks to preserve a stable NAV, there are risks associated with fixed-income investing. The value of fixed-income securities and related derivatives could fluctuate or fall if:

■	There is a sharp rise in interest rates.
■	There is a decline in an issuer’s credit rating.
■	There is a change in interest rates or an economic downturn.
■	Securities INVESCO Institutional has selected do not perform as expected.
■	Adverse political, economic or social developments undermine the value of the Fund’s investments or prevent the Fund from realizing its value on foreign securities.
■	A price quotation was not readily available and the Fund was not able to sell a security at a price that reflects our estimate of its value.
■	INVESCO Institutional were to misjudge the potential risks and rewards of derivatives investing.
■	The amount and timing of shareholder purchases and redemptions affects the Fund’s performance and income.

The Fund attempts to reduce the risks of investing in fixed-income securities by allocating assets among a diversified group of issuers; by primarily investing in fixed-income securities that are rated investment grade, at the time of purchase; and by investing in Wrapper Agreements. In addition, INVESCO Institutional seeks to avoid these risks and maintain a stable NAV by targeting an average portfolio duration of not more than five years. INVESCO Institutional may use various investment techniques in seeking to maintain the desired duration, such as certain common derivatives instruments.

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The use of Wrapper Agreements has its own risks, including:

■	The possibility of default or deterioration in the creditworthiness of the Wrapper Provider.
■	The inability of the Fund to obtain Wrapper Agreements covering the Fund’s assets or to replace terminated Wrapper Agreement coverage with that having at least as favorable terms and/or cost.
■	The fact that the Wrapper Agreements do not assume the credit risk associated with the Fund’s fixed-income securities and other investments.
■	The possibility that the Fund’s yield, which is based on the crediting rate, may not reflect prevailing market interest rates.
■	The costs incurred by the Fund to purchase Wrapper Agreements which will reduce its return, possibly preventing the Fund from performing as well as other high quality fixed-income funds of comparable duration.
■	The possibility that a government or self-regulatory agency, or the Fund’s board of trustees, could determine that it is not appropriate to value Wrapper Agreements at the difference between market value and book value of the Fund’s Covered Assets.

Although the Fund may initially have only one Wrapper Agreement, the Fund attempts to offset the risks of investing in Wrapper Agreements by diversifying its investments in Wrappers Agreements among different Wrapper Providers and by monitoring the creditworthiness of the issuers of the securities in which the Fund invests and of the Wrapper Providers. At the time the Fund enters into a Wrapper Agreement, the Wrapper Provider will have received a high quality rating as to its long-term debt obligations.

At any given time, the Fund may be subject to sector risk. Companies with similar lines of business (for example, financial services, health, or technology) are grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. The Fund is not limited with respect to sectors in which it can invest. If the portfolio managers allocate more of the Fund’s portfolio holdings to a particular sector, the Fund’s overall performance will be more susceptible to the economic, business, or other developments which generally affect that sector. For example, the financial services sector is subject to extensive government regulation. Changes in government regulation and interest rates and economic downturns can have a significant negative impact on the financial services sector, including Wrapper Providers. The Fund can still be diversified, even if it is heavily weighted in one or more sectors.

The Fund is not intended for investors seeking capital appreciation. While not intended as a complete investment program, the Fund may be a valuable element of your investment portfolio.

The Fund is subject to other principal risks such as market, duration, prepayment, security selection, liquidity, pricing, opportunity, derivatives, foreign securities, counterparty, and portfolio turnover risks. These risks are described and discussed later in the Prospectus under the headings “Investment Risks” and “Principal Risks Associated With The Fund.” An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund is not a money market fund. Although the Fund seeks to maintain a stable NAV, there is always a risk that you may lose money on your investment in the Fund.

Fund Performance

Since the Fund’s shares were not offered until             , 2003, the Fund does not yet have a full calendar year of performance. Accordingly, performance is not included for the Fund.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold Class R shares of the Fund. If you invest in the Fund through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for purchases and sales of Fund shares.

Under normal circumstances, qualified IRA redemptions and qualified plan redemptions that are directed by plan participants are not subject to a redemption fee. Redemptions of shares that are not directed by plan participants and that are made with less than twelve months’ prior written notice to the Fund are subject to a redemption fee of 2% of the amount redeemed payable to the Fund. All other redemptions are subject to a redemption fee of 2% on the proceeds of the redemption on any day that the “Redemption Fee Trigger” is “active.” ADI reserves the right to waive this fee under certain market conditions and when the Redemption Fee Trigger is inactive. For more information on the Redemption Fee Trigger, please see the sections entitled “How To Buy Shares” and “How To Sell Shares.” Shareholders who purchase through certain platforms may pay a redemption fee on qualified IRA and Plan redemptions if the Redemption Fee Trigger is active. Shareholders should check with their financial intermediary directly.

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SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

Maximum Front-End Sales Charge on purchases as a percentage of offering price	None
Maximum Contingent Deferred Sales Charge (CDSC) as a percentage of the total original cost of the shares	None
Maximum Sales Charge on reinvested dividends/distributions	None
Redemption/Exchange Fee (as a percentage of amount redeemed)	2.00%	[1]

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

Management Fees	0.60%

Distribution and Service (12b-1) Fees[2]	0.50%

Other Expenses[3,4,5]	0.86%

Total Annual Fund Operating Expenses[4,5,6]	1.96%

[1]	The amount of, and method of applying, the Redemption fee, including the operation of the Redemption Fee Trigger, may be changed in the future. Shares currently offered in this Prospectus would be subject to the Redemption Fee as described in this Prospectus. Please see the sections entitled “How To Buy Shares” and “How To Sell Shares” for more information.
[2]	Because Class R shares pay a 12b-1 distribution and service fee which is based upon the class’s assets, if you own shares of the Fund for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.
[3]	Other Expenses include the annual fees the Fund pays for Wrapper Agreements.
[4]	Based on estimated expenses for the current fiscal year.
[5]	Certain expenses of the Fund will be voluntarily absorbed by AIM pursuant to a commitment between AIM and the Fund. This commitment may be changed at any time following consultation with the board of trustees. After absorption, but excluding any expense offset arrangements, the Fund’s Class R shares’ Other Expenses and Total Annual Fund Operating Expenses are estimated to be 0.00% and 1.05%, respectively, of the Fund’s average net assets attributable to Class R shares.
[6]	AIM is entitled to reimbursement from the class, if applicable, for fees and expenses voluntarily absorbed pursuant to a voluntary commitment between the Fund and AIM if such reimbursements do not cause the class to exceed voluntary expense limitations and the reimbursement is made within three years after AIM incurred the expense. This commitment may be changed at any time following consultation with the board of trustees.

EXPENSE EXAMPLE

The Example is intended to help you compare the cost of investing in the Class R shares of the Fund to the cost of investing in other mutual funds.

The Example assumes that you invested $10,000 in Class R shares of the Fund for the time periods indicated and redeem all of your shares at the end of each period. The Example also assumes that your investment had a hypothetical 5% return each year, and that the Fund’s Class R shares’ operating expenses remain the same. Although the actual costs and performance of the Fund’s Class R shares may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years

Class R	$194	$600

Investment Risks

You should determine the level of risk with which you are comfortable before you invest. The principal risks of investing in any mutual fund, including the Fund, are:

BEFORE INVESTING IN A FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

Not Insured. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

No Guarantee. No mutual fund can guarantee that it will meet its investment objectives.

Possible Loss Of Investment. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

Volatility. The price of your mutual fund shares may increase or decrease with changes in the value of the Fund’s underlying investments and changes in the fixed income markets as a whole.

Not A Complete Investment Plan. An investment in any mutual fund does not constitute a complete investment plan. The Fund is designed to be only a part of your personal investment plan.

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Principal Risks Associated With The Fund

In addition to the risks discussed above regarding the Fund’s investment in Wrapper Agreements, you should consider the special risk factors discussed below associated with the Fund’s policies in determining the appropriateness of investing in the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

INTEREST RATE RISK

Changes in interest rates will affect the resale value of debt securities held in the Fund’s portfolio. When interest rates go up, the market values of previously issued debt securities generally decline. Also, the Fund’s new investments are likely to be in debt securities paying lower rates than the rest of the Fund’s portfolio when interest rates go down. A weak economy or strong stock market may cause interest rates to decline. For the Covered Assets, this risk factor will affect the crediting rate under the Wrapper Agreements, which in turn, affects the Fund’s yield.

CREDIT RISK

The Fund invests in debt instruments, such as notes, bonds, and commercial paper. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value. For the Covered Assets, this risk factor may cause a security to cease to qualify as a Covered Asset and may also affect the crediting rate under the Wrapper Agreements, which in turn, affects the Fund’s yield.

MARKET RISK

Security prices vary and may fall, thus reducing the value of the Fund’s investments. Certain securities selected for the Fund’s portfolio may decline in value more than the overall market. In addition, although individual securities may outperform the market, the market may decline as a result of various conditions, such as rising interest rates, regulatory developments or deteriorating economic conditions. For the Covered Assets, this risk factor will affect the crediting rate under the Wrapper Agreements, which in turn, affects the Fund’s yield.

DURATION RISK

Duration is a measure of a debt security’s sensitivity to interest rate changes. Duration incorporates a bond’s yield, coupon interest payments, and final maturity on call features into one measure, with longer durations usually more sensitive to interest rate fluctuations. For the Covered Assets, this risk factor will affect the crediting rate under the Wrapper Agreements, which in turn, affects the Fund’s yield.

PREPAYMENT RISK

The Fund may invest in mortgage-backed securities. In the event that a high volume of mortgages are prepaid, thereby reducing income from interest on the principal of such mortgages, the opportunity for the Fund to earn income may be decreased.

SECURITY SELECTION RISK

While the Fund invests primarily in short- to intermediate-term securities, which by nature are relatively stable investments, there is a risk that the securities INVESCO Institutional selects will not perform as expected.

LIQUIDITY RISK

The Fund’s portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security.

PRICING RISK

At times, price quotations for securities may not be readily available. When that occurs, AIM determines their fair value using procedures that have been adopted by the board of trustees. Use of fair value procedures subjects the Fund to possible risk that AIM’s prices may be higher or lower than the prices that the securities might be sold for. If AIM values the securities too high, you may end up paying too much for Fund shares when you buy. Conversely, if AIM values the securities too low, you may not receive full market value for your Fund shares when you sell them. For Wrapper Agreements, there is the further risk that this fair value methodology may be deemed inappropriate by regulatory or accounting authority.

According to procedures adopted by the board of trustees, the fair value of the Wrapper Agreements generally will equal the difference between the book value and the market value of the Fund’s Covered Assets. In determining fair value, the board will consider, among other factors, the creditworthiness and the ability of Wrapper Providers to pay amounts due under the Wrapper Agreements.

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OPPORTUNITY RISK

With long-term investment plans, there may be a risk that you are not taking enough risk, and thus missing the opportunity from other less conservative but potentially more rewarding investments. The Fund has an investment goal of current income, not capital appreciation. Therefore the Fund, by itself, will not be a suitable investment for people seeking long-term growth.

DERIVATIVES RISK

A derivative is a financial instrument whose value is “derived,” in some manner, from the price of another security, index, asset, or rate. Derivatives include options and futures contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk, described below.

Options and futures are common types of derivatives that the Fund may occasionally use to hedge its investments. An option is the right to buy and sell a security or other instrument, index, or commodity at a specific price on or before a specific date. A future is an agreement to buy or sell a security or other instrument, index, or commodity at a specific price on a specific date. Other types of derivatives include swaps, caps, floors, and collars.

FOREIGN SECURITIES RISKS

Investments in foreign issuers carry special risks, including currency, political, regulatory, and diplomatic risks. The Fund may invest up to 25% of its assets in dollar-denominated securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

Political Risk. Political actions, events, or instability may result in unfavorable changes in the value of a security.

Regulatory Risk. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

Diplomatic Risk. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

COUNTERPARTY RISK

This is a risk associated with repurchase agreements and derivative instruments. This is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

PORTFOLIO TURNOVER RISK

The Fund’s investments may be bought and sold relatively frequently. A high turnover rate may affect the Fund’s performance because it results in higher transaction costs.

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Although the Fund generally invests in fixed-income securities, money market securities, and Wrapper Agreements, the Fund also may invest in other types of securities and other financial instruments, indicated in the chart below. Although these investments typically are not part of the Fund’s principal investment strategy, they may constitute a significant portion of the Fund’s portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

INVESTMENT	RISKS

Delayed Delivery or When-Issued Securities
Ordinarily, the Fund purchases securities and pays for them in cash at the normal trade settlement time. When the Fund purchases a delayed delivery or when-issued security, it promises to pay in the future – for example, when the security is actually available for delivery to the Fund. The Fund’s obligation to pay is usually fixed when the Fund promises to pay. Between the date the Fund promises to pay and the date the securities are actually received, the Fund bears the risk that the market value of the when-issued security may decline.	Market Risk

Futures
A futures contract is an agreement to buy or sell a specific amount of a financial instrument (such as an index option) at a stated price on a stated date. The Fund may use futures contracts to provide liquidity and hedge portfolio value.	Market, Counterparty, Liquidity, and Derivatives Risks

Options
The obligation or right to deliver or receive an index, or commodity, or cash payment depending on the price of the underlying security or the performance of an index or other benchmark. Includes options on specific securities and stock indices, and options on stock index futures. May be used in the Fund’s portfolio to provide liquidity and hedge portfolio value.	Information, Liquidity, and Derivatives Risks

Other Financial Instruments
These may include forward contracts, swaps, caps, floors, and collars. The Fund may use these financial instruments to increase or decrease its exposure to changing securities prices, interest rates, currency exchange rates, or other factors.	Counterparty, Liquidity, Market, Derivatives, and Regulatory Risks

Rule 144A Securities and Section 4(2) Paper
Securities that are not registered, but which are bought and sold solely by institutional investors. The Fund considers many Rule 144A securities to be “liquid,” although the market for such securities typically is less active than the public securities markets.	Liquidity Risk

Temporary Defensive Positions

When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of the Fund by investing virtually all of the Fund’s assets in securities that are highly liquid, such as high-quality, taxable money market instruments like short-term U.S. government obligations, commercial paper, or repurchase agreements. We have the right to invest up to 100% of the Fund’s assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund’s performance could be comparatively lower if it concentrates in defensive holdings.

Portfolio Turnover

We actively manage and trade the Fund’s portfolio. Therefore, the Fund may have a higher portfolio turnover rate compared to many other mutual funds. The Fund’s portfolio turnover for the fiscal year ending May 31, 2004 may exceed 200%.

A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may affect the Fund’s performance because it results in higher transaction costs.

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Fund Management

INVESTMENT ADVISOR

INVESCO, AIM, INVESCO INSTITUTIONAL AND ADI ARE SUBSIDIARIES OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $345.2 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

A I M Advisors, Inc. (“AIM”) is the Fund’s investment advisor. AIM is located at 11 Greenway Plaza, Houston, Texas. AIM has acted as an investment advisor since its organization in 1976. Today, AIM, together with its subsidiaries, advises or manages over 190 investment portfolios, encompassing a broad range of investment objectives. INVESCO Institutional is located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, GA 30309. As sub-advisor,
INVESCO Institutional is responsible for the Fund’s day-to-day management, including the Fund’s investment decisions and the execution of securities transactions with respect to the Fund.

AIM Distributors, Inc. (“ADI”) is the Fund’s distributor and is responsible for the sale of the Fund’s shares.

INVESCO, AIM, INVESCO Institutional, and ADI are subsidiaries of AMVESCAP PLC.

Portfolio Managers

The Fund is team managed on a day-to-day basis by INVESCO Institutional, which serves as sub-advisor to the Fund. The following individuals are primarily responsible for the day-to-day management of the Fund’s portfolio holdings:

Kenneth R. Bowling, Director of U.S. Fixed Income of INVESCO Institutional, is the lead portfolio manager of the Fund. Before joining INVESCO Institutional in 1993, he was a lead engineer with General Electric and a project engineer with General Motors. Ken is a CFA charterholder. He holds an M.B.A. in engineering and a B.S. from the University of Louisville.

John Brennan, senior portfolio manager of INVESCO Institutional, is a co-portfolio manager of the Fund. Before joining  INVESCO Institutional in 2000, he was a senior fixed income portfolio manager for Freddie Mac. John holds an M.B.A. from the College of William and Mary and a B.S. from the University of Maryland.

W. Bruce Harley, senior portfolio manager of INVESCO Institutional, is a co-portfolio manager of the Fund. He joined INVESCO Institutional in 1989. Bruce is a CFA charterholder and a Certified Employee Benefit Specialist. He holds a B.S. in economics from the University of Louisville.

Richard J. King, senior portfolio manager of INVESCO Institutional, is a co-portfolio manager of the Fund. Before joining  INVESCO Institutional in 2000, he was chairman of the core sector group for Criterion Investment Management, a managing director and portfolio manager with Bear Stearns Asset Management, an investment analyst with Ohio PERS, and an auditor for Touche Ross & Co. Richard is a CFA charterholder and a CPA. He holds a B.S. from Ohio State University.

Potential Rewards

NO SINGLE FUND SHOULD REPRESENT YOUR COMPLETE INVESTMENT PROGRAM NOR SHOULD YOU ATTEMPT TO USE THE FUND FOR SHORT-TERM TRADING PURPOSES.	The Fund offers shareholders the potential for current income, while maintaining a stable NAV, at a level of risk lower than many other types of investments. Yields on short-term securities tend to be lower than the yields on longer-term fixed-income securities. The Fund seeks to provide higher returns than money market funds and the money market in general, but cannot guarantee that performance.

SUITABILITY FOR INVESTORS

Only you can determine if an investment in the Fund is right for you based upon your own economic situation, the risk level with which you are comfortable, and other factors. In general, the Fund is most suitable for investors who:

■	are primarily seeking higher current income.
■	want to preserve the value of their investment.
■	do not want to be exposed to a high level of risk.

You probably do not want to invest in the Fund if you are:

■	primarily seeking long-term growth (although the Fund may serve as the cash equivalent portion of a balanced investment program).

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Share Price

CURRENT MARKET VALUE OF FUND ASSETS (EXCLUDING WRAPPER AGREEMENTS)

+ FAIR VALUE OF WRAPPER AGREEMENTS

+ ACCRUED INTEREST AND DIVIDENDS

- FUND DEBTS,
INCLUDING ACCRUED EXPENSES

÷ NUMBER OF SHARES

= YOUR SHARE PRICE (NAV)

The Fund’s NAV is the value of a single share. The Fund seeks to maintain a stable NAV based upon the market value of its bond and other investments, the fair value of its Wrapper Agreements (generally valued as the difference between the market value and the book value of the Covered Assets) and cash or cash equivalents. AIM determines the value of the Fund’s holdings each day that the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which generally is on weekends, most national holidays in the U.S., and Good Friday.

NAV is calculated by adding together the current market price of all of the Fund’s investments and other assets (other than Wrapper Agreements) including accrued interest plus the fair value of the Wrapper Agreements; subtracting the Fund’s debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund’s outstanding shares.

All purchases, sales, and exchanges of Fund shares are made by the AIS at the NAV next calculated after AIM receives proper instructions from you or your financial intermediary. Instructions must be received by the AIS no later than the close of the NYSE to effect transactions at that day’s NAV. If AIS receives instructions from you or your financial intermediary after that time, the instructions will be processed at the NAV calculated after receipt of these instructions. Financial institutions that process customer transactions through the National Securities Clearing Corporation’s Fund/SERV and Networking facilities must obtain their customers’ permission for each transaction, and each financial institution retains responsibility to its customers for any error or irregularities related to these transactions.

Wrapper Agreements are valued at their fair value pursuant to a method approved by the Fund’s board of trustees. In determining the value of its Wrapper Agreements, the board of trustees considers a number of factors, which may include the creditworthiness and ability of Wrapper Providers to pay amounts due under Wrapper Agreements, the terms of the Wrapper Agreements, the securities covered, and the enforceability of the contracts. An enforceable Wrapper Agreement with a creditworthy counterparty typically will be valued at the difference between the book value and the market value of the Fund’s Covered Assets, pursuant to valuation procedures adopted by the board of trustees. However, the procedures do not require this result, and the board may determine another value to be more appropriate.

Tools Used to Combat Excessive Short-Term Trading Activity

While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time. AIM and its affiliates (collectively, the “AIM Affiliates”) currently use the following tools designed to discourage excessive short-term trading in the retail funds within The AIM Family of Funds® and the INVESCO family of funds (together, the “AIM and INVESCO Funds”):

■	trade activity monitoring;
■	trading guidelines;
■	redemption fee on trades in certain AIM and INVESCO Funds; and
■	selective use of fair value pricing.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the AIM and INVESCO Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with shareholder interests.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s accounts other than exchanges into a money market fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of shareholders.

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The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

Currently, if a shareholder exceeds 10 exchanges per calendar year, or an AIM or INVESCO Fund or ADI determines, in its sole discretion, that a shareholder’s short-term trading activity is excessive (regardless of whether or not such shareholder exceeds such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each AIM and INVESCO Fund and ADI reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders.

Effective on or about March 1, 2004, if a shareholder exceeds four exchanges out of an AIM or INVESCO Fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund and INVESCO U.S. Government Money Fund) per calendar year, or an AIM or INVESCO Fund or ADI determines, in its sole discretion, that a shareholder’s short-term trading activity is excessive (regardless of whether or not such shareholder exceeds such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each AIM or INVESCO Fund and ADI reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the movement out of (redemption) one AIM or INVESCO Fund and into (purchase) another AIM or INVESCO Fund.

The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

REDEMPTION FEE

Effective on or about November 24, 2003, certain shareholders may be charged a 2% redemption fee if the shareholders redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of certain funds within 30 days of purchase. The AIM Affiliates expect to charge the redemption fee on other classes of shares when the AIM or INVESCO Funds’ transfer agent system has the capability of processing the fee across these other classes. Please see the section entitled “How to Buy Shares — Redemption Fee” for more information.

The ability of an AIM or INVESCO Fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder account and may be further limited by systems limitations applicable to these types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of processing the redemption fee. The provider of this system is working to enhance the system to facilitate the processing of this fee. These are two reasons why this tool cannot eliminate the possibility of excessive short-term trading activity.

FAIR VALUE PRICING

The trading hours for most foreign securities end prior to the close of the New York Stock Exchange, the time the AIM or INVESCO Fund’s net asset value is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the AIM or INVESCO Fund may value foreign securities at fair value, taking into account such events, when it calculates its net asset value. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Directors or Trustees of the AIM or INVESCO Fund. Please see the section entitled “Share Price” for more information.

Fair value pricing results in an estimated price and may reduce the possibility that short-term traders could take advantage of potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of excessive short-term trading.

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How To Buy Shares

TO BUY SHARES AT THAT DAY’S CLOSING PRICE, YOU MUST CONTACT US BEFORE THE CLOSE OF THE NYSE, NORMALLY 4:00 P.M. EASTERN TIME.	The Fund offers two classes of shares. The chart in this section shows several convenient ways to invest in the Class R shares of the Fund if you invest directly through ADI. If you invest in the Fund through a financial intermediary, please contact the plan or program sponsor for more information on how to purchase shares of the Fund. You may be charged a commission or transaction fee by the financial intermediary for purchases of Fund shares.

There is no charge to invest directly in Class R shares through ADI. For all new accounts, please send a completed application form, and specify the fund or funds and class or classes of shares you wish to purchase. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA Patriot Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the INVESCO fund verify and record your identifying information. If you do not specify a fund or funds, your initial investment and any subsequent purchases will automatically go into AIM Cash Reserve Shares of AIM Money Market Fund, a series of AIM Investment Securities Funds. You will receive a confirmation of this transaction and may contact AIM Investment Services, Inc. (“AIS”), the Fund’s transfer agent, to exchange into the fund you choose.

A share of each class represents an identical interest in the Fund and has the same rights, except that each class bears its own distribution and shareholder servicing charges, and other expenses. The income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee or service fee, if applicable, and the other expenses payable by that class.

AIS reserves the right to increase, reduce, or waive the Fund’s minimum investment requirements in its sole discretion, if it determines this action is in the best interests of the Fund’s shareholders. AIS also reserves the right in its sole discretion to reject any order to buy Fund shares, including purchases by exchange. If a fund determines that you have not provided a correct social security or other tax ID number on your account application, or the fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Please remember that if you pay by check, Automated Clearing House (“ACH”) or wire and your funds do not clear, you will be responsible for any related loss to the Fund or AIS. If you are already an INVESCO funds shareholder, the Fund may seek reimbursement for any loss from your existing account(s).

IRA Minimum Initial and Subsequent Investments (certain exemptions may apply)
Minimum Initial Investment	$5,000
Minimum Subsequent Investments	$50

Qualified Plan Minimum Initial and Subsequent Investments+
Minimum Initial Investment	$5,000
Minimum Subsequent Investment	$50

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The following chart shows several ways to invest in the Fund if you invest directly through ADI.

METHOD	INVESTMENT MINIMUM	PLEASE REMEMBER

By Check

Mail to:

AIM Investment Services, Inc.

P.O. Box 4739

Houston, TX 77210-4739

-or-

Aim Investment Services, Inc.

P.O. Box 173706

Denver, CO 80217-3706

You may also send your check

by overnight courier to:

AIM Investment Services, Inc.

11 Greenway Plaza, Suite 100

Houston, TX 77046

-or-

AIM Investment Services, Inc.

4350 South Monaco

Denver, CO 80237

Please refer to the investment minimums above.

Mail your completed account application and check to AIS.

AIS does not accept cash, credit cards, travelers’ cheques, credit card checks, instant loan checks, money orders, or third party checks unless they are from another financial institution related to a retirement plan transfer.

By Wire You may send your payment by bank wire (call 1-800-959-4246 for instructions).	Please refer to the investment minimums above.

Mail completed account application to the transfer agent. Call the transfer agent at (800) 959-4246 to receive a reference number. Then, use the following wire instructions:

Beneficiary Bank ABA/Routing #: 113000609

Beneficiary Account Number: 00100366807

Beneficiary Account Name: A I M Investment Services, Inc.

RFB: Fund Name, Reference #

OBI: Your Name, Account #

By Telephone With ACH

Call 1-800-959-4246 to request your purchase. Upon your telephone instructions, AIS will move money from your designated bank/credit union checking or savings account in order to purchase shares.

	Please refer to the investment minimums above.	You must provide your bank account information to AIS prior to using this option.

By Exchange

Between the same class of any two INVESCO funds or certain classes of AIM funds. Call 1-800-959-4246 for prospectuses of other INVESCO funds or AIM funds. Exchanges may be made by telephone or at AIM’s Web site at aiminvestments.com. You may also establish an automatic monthly exchange service between two INVESCO funds or certain classes of AIM Funds; call us for further details and the correct form.

	Please refer to the investment minimums above.	See “Exchange Policy.”

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Exchange Policy. You may exchange your shares in the Fund for shares of the same class in another INVESCO fund or into certain classes of another AIM fund, as described in the table below, on the basis of their respective NAVs at the time of the exchange but you may be subject to a redemption/exchange fee described below.

Shareholders invested in the following classes of the INVESCO Funds:	Will be offered the ability to exchange into the following classes of the AIM Funds:

■ Investor Class Shares of all INVESCO Funds ■ Class A Shares of all INVESCO Funds[1]	■ Investor Class Shares of all AIM Funds ■ Class A Shares of Category I and II Funds and AIM Tax-Exempt Cash Fund ■ Class A3 Shares of all AIM Funds ■ AIM Cash Reserve Shares of AIM Money Market Fund

■ Class B Shares of all INVESCO Funds	■ Class B Shares of all AIM Funds, with the exception of AIM Floating Rate Fund

■ Class C Shares of all INVESCO Funds	■ Class C Shares of all AIM Funds, with the exception of AIM Floating Rate Fund

■ Institutional Class Shares of all INVESCO Funds	■ Institutional Class Shares of all AIM Retail Funds

■ Class K Shares of all INVESCO Funds	■ Exchanges not permitted

Shareholders invested in the following classes of the AIM Funds:	Will be offered the ability to exchange into the following classes of the INVESCO Funds:

■  Investor Class Shares of all AIM Funds

■  Class A Shares of all AIM Funds, with the exception of Class A Shares of Category III Funds purchased at net asset value

■  Class A3 Shares of the AIM Funds

■  AIM Cash Reserve Shares of AIM Money Market Fund

■ Investor Class Shares of all INVESCO Funds ■ Class A Shares of all INVESCO Funds[2]

■ Class B Shares of all AIM Funds	■ Class B Shares of all INVESCO Funds

■ Class C Shares of all AIM Funds	■ Class C Shares of all INVESCO Funds

■ Institutional Class Shares of all AIM Retail Funds	■ Institutional Class Shares of all INVESCO Funds

■ Class R Shares of all AIM Funds	■ Exchanges not permitted

[1]	Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.
[2]	You may be required to pay an initial sales charge equal to the difference between the sales charge of the Fund being acquired and the sales charge paid on the Fund being exchanged when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.

FUND EXCHANGES CAN BE A CONVENIENT WAY FOR YOU TO DIVERSIFY YOUR INVESTMENTS, OR TO REALLOCATE YOUR INVESTMENTS WHEN YOUR OBJECTIVES CHANGE.	Before making any exchange, be sure to review the prospectuses of the funds involved and consider the differences between the funds. Also, be certain that you qualify to purchase certain classes of shares in the new fund. An exchange is the sale of shares from one fund immediately followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, you or your account qualifies as tax-deferred under the Internal Revenue Code). If the shares of the fund you are selling have gone up in value since you bought them, the sale portion of an exchange may result in taxable income to you.

You will not pay a sales charge when exchanging Class B shares for other Class B shares, Class C shares for other Class C shares, or Class K shares for other Class K shares. If you make an exchange involving Class B, Class C, or Class K shares, the amount of time you held the original shares will be added to the holding period of the Class B, Class C, or Class K shares, respectively, into which you exchanged for the purpose of calculating any CDSC that may be assessed upon a subsequent redemption.

We have the following policies governing exchanges:

■	Both AIM or INVESCO Fund accounts involved in the exchange must be registered in exactly the same name(s) and Social Security or federal tax I.D. number(s).
■	Currently, if you exceed 10 exchanges per calendar year, or an AIM or INVESCO Fund or ADI determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each AIM or INVESCO Fund and ADI reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders.

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■	Effective on or about March 1, 2004, if you exceed four exchanges out of an AIM or INVESCO Fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund and INVESCO U.S. Government Money Fund) per calendar year, or an AIM or INVESCO Fund or ADI determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each AIM or INVESCO Fund and ADI reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the movement out of (redemption) one AIM or INVESCO Fund and into (purchase) another AIM or INVESCO Fund.
■	Please see the subsection entitled “Tools Used to Combat Excessive Short-Term Trading Activity — Trading Guidelines” for more information.
■	Under unusual market conditions, an AIM or INVESCO Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM or INVESCO Funds or the distributor may modify or terminate this privilege at any time. The AIM or INVESCO Fund or ADI will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

In addition, the ability to exchange may be temporarily suspended at any time that sales of the AIM or INVESCO Fund into which you wish to exchange are temporarily stopped.

REDEMPTION FEE

Effective on or about November 24, 2003, you may be charged a 2% redemption fee (on total redemption proceeds after applicable deferred sales charges) if you redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of the following Funds (either by selling or exchanging to another AIM Fund or INVESCO Fund) within 30 days of their purchase:

AIM Asia Pacific Growth Fund	AIM High Yield Fund
AIM Developing Markets Fund	AIM International Emerging Growth Fund
AIM European Growth Fund	AIM International Growth Fund
AIM European Small Company Fund	AIM Trimark Fund
AIM Global Aggressive Growth Fund AIM Global Growth Fund AIM Global Trends Fund	INVESCO International Blue Chip Value Fund (effective November 24, 2003, name will change to INVESCO International Core Equity Fund)
AIM Global Value Fund	INVESCO S&P 500 Index Fund

The redemption fee will be paid to the AIM or INVESCO Fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the AIM or INVESCO Fund. The redemption fee is imposed to the extent that the number of AIM or INVESCO Fund shares you redeem exceeds the number of AIM or INVESCO Fund shares that you have held for more than 30 days. In determining whether the minimum 30 days holding period has been met, only the period during which you have held shares of the AIM or INVESCO Fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

The 2% redemption fee will not be charged on transactions involving the following:

■	total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;
■	total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;
■	total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the “Code”) where the systematic capability to process the redemption fee does not exist;
■	total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan set up in the AIM or INVESCO Funds;
■	total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability; or
■	redemptions initiated by an AIM or INVESCO Fund.

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AIM Affiliates’ goal is to apply the redemption fee on all classes of shares regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Currently, the redemption fee may be applied on Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares. AIM expects to charge the redemption fee on all other classes of shares when AIM or INVESCO Funds’ transfer agent system has the capability of processing the fee across these other classes. In addition, AIM intends to develop a plan to encourage brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to the terms above to modify computer programs to impose the redemption fee or to develop alternate processes to monitor and restrict short-term trading activity in the AIM or INVESCO Funds. Lastly, the provider of AIM’s retirement plan record keeping system is working to enhance the system to facilitate the processing of the redemption fee. Until such computer programs are modified or alternate processes are developed, the AIM or INVESCO Fund’s ability to assess a redemption fee on these types of share classes and accounts is severely limited. These are reasons why this tool cannot eliminate the possibility of excessive short-term trading activity.

The AIM or INVESCO Funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of failing the 90% income test or losing its registered investment company qualification for tax purposes.

INDIVIDUAL RETIREMENT ACCOUNTS

When the Redemption Fee Trigger is active, redemptions that are not qualified IRA redemptions will be subject to a 2% redemption fee. It is important that you consult with your IRA service agent and/or a professional tax advisor regarding the terms, conditions and tax consequences of IRA withdrawals. If you purchase shares and your redemption is a qualified IRA redemption, you will not pay a redemption fee even if the Redemption Fee Trigger is active. Qualified IRA redemptions are those made solely for a distribution from an IRA owner’s account that are not subject to a federal income tax penalty and are not later transferred to a different IRA account.

We may request supporting documentation to verify that a requested redemption is qualified. For complete information, contact your IRA service agent.

Examples of qualified IRA redemptions, in general, are those made for a distribution from the account of an IRA owner:

■	who is over the age of 59 1/2;
■	who is deceased;
■	who has become disabled;
■	who has elected to take a steady stream of distributions over his or her life expectancy;
■	who is using the proceeds for higher education expenses; or
■	who will use the proceeds of the distribution for the first time purchase of a home, unreimbursed medical expenses (limitations apply), medical insurance if unemployed, or for a qualified domestic relations order.

Examples of redemptions that are not considered qualified IRA redemptions include those that result in:

■	an exchange to any other investment fund, vehicle, security or instrument within the IRA owners’ account (regardless of age);
■	a trust-to-trust transfer or rollover, unless the IRA owner continues the investment of the transferred amount in the Fund; or
■	a distribution from the IRA owner’s account that will be subject to a federal income tax penalty.

PARTICIPANT-DIRECTED PLANS

Generally, there will be no redemption fee assessed for participant-directed redemptions made in accordance with plan provisions and that are not subject to a federal income tax penalty (“qualified Plan redemptions”). Some examples of qualified Plan redemptions are:

■	Redemptions resulting from the plan participant’s death, disability, retirement or termination of employment;
■	Redemptions to fund loans to, or “in service” withdrawals by, a plan participant;
■	Transfers to other investment options within plans that do not offer a competing fund (one that invests in fixed income securities with a targeted average duration of three years or less or that seeks to maintain a stable value per share, including money market funds); and
■	Transfers to other non-competing investment options within plans that do offer a competing fund if the plan requires a three month equity wash (which requires a plan participant transferring from the Fund to a non-competing fund to remain in the non-competing fund for three months before transferring to a competing fund).

Redemptions not directed by plan participants and received on less than twelve months’ prior written notice are subject to a 2% redemption fee. All other redemptions of shares will be subject to the 2% redemption fee if the Redemption Fee Trigger is active. ADI reserves the right to waive this fee under certain market conditions and when the Redemption Fee Trigger is inactive.

The Fund reserves the right to require written verification of whether a redemption request is for a qualified Plan redemption in accordance with plan provisions and to establish the authenticity of this information before processing a redemption request. Normally, the Fund will make payment for all shares redeemed within one business day after a request is received. Except as

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permitted by the SEC, in no event will payment be made more than seven calendar days after receipt of a redemption request in good order.

REDEMPTION FEE TRIGGER

Qualified IRA redemptions and qualified Plan redemptions are not subject to the redemption fee at any time except as noted above for investments made through certain platforms. All other redemptions are subject to the redemption fee of 2% on the proceeds of such redemptions of shares by shareholders on any day that the Redemption Fee Trigger is active and not subject to those charges on days that the Redemption Fee Trigger is inactive.

The Fund will decide when to apply the 2% redemption fee based on the ratio of the Fund’s assets excluding Wrapper Agreements to the Fund’s assets including Wrapper Agreements (commonly referred to as “market to book ratio”). When the market to book ratio is 98% or less, the redemption fee will apply, and when the market to book ratio is greater than or equal to 98.25%, the redemption fee will be waived as detailed below.

The market to book ratio is calculated on each business day that the Fund calculates its NAV and will govern whether a redemption fee is charged on the next business day. Thus, if the market to book ratio achieves 98.25% as of the time NAV is determined on one business day, the Redemption Fee Trigger will become inactive on the next business day. The Redemption Fee will remain inactive until the market to book ratio falls below 98%.

The redemption fee may be modified or discontinued at any time or from time to time upon consultation with the Fund’s Wrapper Providers. ADI reserves the right to change the terms under which the redemption fee will be waived, including changing the composition and calculation of the market to book ratio, using other factors to measure market value ratios at which the redemption fee should be waived, changing the threshold ratio, or changing the time of when the waiver applies. Changes to the redemption fee may apply to existing shares, which means that fees could increase on your existing shares after you invest. Note that reinvested dividends are not exempt from the redemption fee.

This fee is not a deferred sales charge, is not a commission paid to ADI and does not benefit ADI in any way. The fee, which is paid to the Fund, applies to redemptions from the Fund and exchanges into any of the other mutual funds that are also advised by the AIM and distributed by ADI. When the Fund’s market to book ratio is below 100%, net redemptions will reduce the market to book ratio further, meaning that the Fund relies more on its Wrapper Agreements to maintain a stable value per share, has fewer assets available to pay redemptions at book value, and is likely to be impacted by further reductions in the crediting rate paid on remaining assets. The redemption fee is intended to help mitigate this effect and to help reduce the impact of redemptions on the shareholders who remain in the Fund.

Distribution Expenses. The Fund’s board of trustees has adopted a Master Distribution Plan (commonly known as a “12b-1 Plan”) for Class R shares of the Fund. The 12b-1 fees paid by the Fund are used to pay distribution and service fees to ADI for the sale and distribution of the Fund’s shares and for services provided to shareholders. These services include compensation to financial intermediaries that sell Fund shares and/or service shareholder accounts. Because the Fund pays these fees out of its Class R assets on an ongoing basis, these fees increase the cost of your investment.

Under the Plan, payments are limited to an amount computed at 0.50%. If distribution expenses for the class exceed these computed amounts, ADI pays the difference. Conversely, if distribution fees are less than computed amounts, ADI retains  the difference.

Your Account Services

With the exception of householding, the following information pertains only to shareholders who hold their shares directly through ADI.

Shareholder Accounts. AIS maintains your share account, which contains your current Fund holdings. The Fund does not issue share certificates.

AIS PROVIDES YOU WITH SERVICES DESIGNED TO MAKE IT SIMPLE FOR YOU TO BUY, SELL, OR EXCHANGE YOUR SHARES OF ANY INVESCO MUTUAL FUND.

Quarterly Investment Summaries. Each calendar quarter, you receive a written statement which consolidates and summarizes account activity and value at the beginning and end of the period for each of your INVESCO funds.

Transaction Confirmations. You receive detailed confirmations of individual purchases, exchanges, and sales. If you choose certain recurring transaction plans (for instance, Systematic Purchase Plan), your transactions are confirmed on your quarterly Investment Summaries.

Telephone Transactions. You and your financial intermediary may buy, exchange, and sell Fund shares by telephone, unless these privileges are specifically declined when the new account Application is filled out.

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YOU CAN CONDUCT MOST TRANSACTIONS AND CHECK ON YOUR ACCOUNT THROUGH OUR TOLL-FREE TELEPHONE NUMBER. YOU MAY ALSO ACCESS PERSONAL ACCOUNT INFORMATION AT AIM’S WEB SITE, AIMINVESTMENTS.COM.	Unless you decline the telephone transaction privileges, when you fill out and sign the new account Application, a Telephone Transaction Authorization Form, or use your telephone transaction privileges, you lose certain rights if someone gives fraudulent or unauthorized instructions to AIS that result in a loss to you. In general, if AIS has followed reasonable procedures, such as recording telephone instructions and sending written transaction confirmations, AIS is not liable for following telephone instructions that it believes to be genuine. Therefore, you have the risk of loss due to unauthorized or fraudulent instructions.

Householding. To save money for the Fund, you may receive only one copy of a prospectus or financial report to each household address. This process, known as “householding,” is used for most required shareholder mailings. It does not apply to account statements. You may, of course, request an additional copy of a prospectus or financial report at any time by calling or writing AIS. You may also request that householding be eliminated from all your required mailings.

IRAs and Other Retirement Plans. Shares of any INVESCO or AIM mutual fund may be purchased for IRAs and many other types of tax-deferred retirement plans. Please call AIS for information and forms to establish or transfer your existing retirement plan or account.

How To Sell Shares

We may require that redemption requests be made in writing and that you include the reason you are selling your shares. Call ADI at 1-800-525-8085 or your financial intermediary to request a redemption form. The chart in this section shows several convenient ways to sell your Fund shares if you invest directly through ADI. If you invest in the Fund through a financial intermediary, please consult the financial intermediary for information on how to sell shares of the Fund. You may be charged a commission or transaction fee by your financial intermediary for sales of Fund shares. Shares of the Fund may be sold at any time at the next NAV calculated after your request to sell is received by AIS in proper form. Although the Fund seeks to maintain a stable NAV, the NAV at the time you sell your shares may be more or less than the price you paid to purchase your shares.

You may be charged a redemption/exchange fee at the time of redemption or exchange. When the Redemption Fee Trigger is active, redemptions or exchanges that are not qualified IRA redemptions or qualified Plan redemptions as described in this section will be subject to a 2% redemption/exchange fee.

TO SELL SHARES AT THAT DAY’S CLOSING PRICE, YOU MUST CONTACT US BEFORE 4:00 P.M. EASTERN TIME.	If you own shares in more than one fund, please specify the fund whose shares you wish to sell and specify the class of shares. Remember that any sale or exchange of shares in a non-retirement account will likely result in a taxable gain or loss.

While AIS attempts to process telephone redemptions promptly, there may be times — particularly in periods of severe economic or market disruption — when you may experience delays in redeeming shares by telephone.

AIS usually forwards the proceeds from the sale of fund shares within seven days after we receive your request to sell in proper form. However, payment may be postponed under unusual circumstances — for instance, if normal trading is not taking place on the NYSE, or during an emergency as defined by the Securities and Exchange Commission. If your fund shares were purchased by a check which has not yet cleared, payment will be made promptly when your purchase check does clear; that can take up to twelve business days. Redemption proceeds may be made in whole or in part in securities and in Wrapper Agreements, selected solely at the discretion of INVESCO Institutional. For more information, see the section entitled “Redemptions In Kind” in the Statement of Additional Information.

If you participate in Systematic Purchase Plan, the Fund’s automatic monthly investment program, and sell all of the shares in your account, we will not make any additional Systematic Purchase Plan purchases unless you give us other instructions.

Because of the Fund’s expense structure, it costs as much to handle a small account as it does to handle a large one. If the value of your account in the Fund falls below $1,000 as a result of your actions (for example, sale of your Fund shares), the Fund reserves the right to sell all of your shares, send the proceeds of the sale to you and close your account. Before this is done, you will be notified and given sixty days to increase the value of your account to $1,000 or more.

Redemption/Exchange Fees. If you redeem or exchange Class R shares of the Fund and the Redemption Fee Trigger is active, the redemption or exchange is subject to a 2% redemption/exchange fee if it is not a qualified IRA redemption or qualified Plan redemption. If you purchase your shares through certain mutual fund supermarkets or other intermediary platforms, you may be charged the redemption fee on both qualified and non-qualified redemptions if the Redemption Fee Trigger is active. You should consult with your platform representative to determine whether the redemption fee is applicable to your shares. Please contact your IRA service agent or plan administrator for information on how to purchase or redeem shares. If you established your IRA with INVESCO mutual funds, you may purchase additional shares by contacting ADI.

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INDIVIDUAL RETIREMENT ACCOUNTS

When the Redemption Fee Trigger is active, redemptions that are not qualified IRA redemptions will be subject to a 2% redemption fee. It is important that you consult with your IRA service agent and/or a professional tax advisor regarding the terms, conditions and tax consequences of IRA withdrawals. If you purchase shares and your redemption is a qualified IRA redemption, you will not pay a redemption fee even if the Redemption Fee Trigger is active. Qualified IRA redemptions are those made solely for a distribution from an IRA owner’s account that are not subject to a federal income tax penalty and are not later transferred to a different IRA account.

We may request supporting documentation to verify that a requested redemption is qualified. For complete information, contact your IRA service agent.

Examples of qualified IRA redemptions are those made for a distribution from the account of an IRA owner:

■	who is over the age of 59 1/2;
■	who is deceased;
■	who has become disabled;
■	who has elected to take a steady stream of distributions over his or her life expectancy;
■	who is using the proceeds for higher education expenses; or
■	who will use the proceeds of the distribution for the first time purchase of a home, unreimbursed medical expenses (limitations apply), medical insurance if unemployed, or for a qualified domestic relations order.

Examples of redemptions that are not considered qualified IRA redemptions include those that result in:

■	an exchange to any other investment fund, vehicle, security or instrument within the IRA owners’ account (regardless of age);
■	a trust-to-trust transfer or rollover, unless the IRA owner continues the investment of the transferred amount in the Fund; or
■	a distribution from the IRA owner’s account that will be subject to a federal income tax penalty.

PARTICIPANT-DIRECTED PLANS

Generally, there will be no redemption fee assessed for participant-directed redemptions made in accordance with plan provisions and that are not subject to a federal income tax penalty (“qualified Plan redemptions”). Some examples of qualified Plan redemptions are:

■	Redemptions resulting from the plan participant’s death, disability, retirement or termination of employment;
■	Redemptions to fund loans to, or “in service” withdrawals by, a plan participant;
■	Transfers to other investment options within plans that do not offer a competing fund (one that invests in fixed income securities with a targeted average duration of three years or less or that seeks to maintain a stable value per share, including money market funds); and
■	Transfers to other non-competing investment options within plans that do offer a competing fund if the plan requires a three month equity wash (which requires a plan participant transferring from the Fund to a non-competing fund to remain in the non-competing fund for three months before transferring to a competing fund).

Redemptions not directed by plan participants and received on less than twelve months’ prior written notice are subject to a 2% redemption fee. All other redemptions of shares will be subject to the 2% redemption fee if the Redemption Fee Trigger is active. ADI reserves the right to waive this fee under certain market conditions and when the Redemption Fee Trigger is inactive.

The Fund reserves the right to require written verification of whether a redemption request is for a qualified Plan redemption in accordance with plan provisions and to establish the authenticity of this information before processing a redemption request. Normally, the Fund will make payment for all shares redeemed within one business day after a request is received. Except as permitted by the SEC, in no event will payment be made more than seven calendar days after receipt of a redemption request in good order.

REDEMPTION FEE TRIGGER

Qualified IRA redemptions and qualified Plan redemptions are not subject to the redemption fee at any time except as noted above for investments made through certain platforms. All other redemptions are subject to the redemption fee of 2% on the proceeds of such redemptions of shares by shareholders on any day that the Redemption Fee Trigger is active and not subject to those charges on days that the Redemption Fee Trigger is inactive.

The Fund will decide when to apply the 2% redemption fee based on the ratio of the Fund’s assets excluding Wrapper Agreements to the Fund’s assets including Wrapper Agreements (commonly referred to as “market to book ratio”). When the market to book ratio is 98% or less, the redemption fee will apply, and when the market to book ratio is greater than or equal to 98.25%, the redemption fee will be waived as detailed below.

The market to book ratio is calculated on each business day that the Fund calculates its NAV and will govern whether a redemption fee is charged on the next business day. Thus, if the market to book ratio achieves 98.25% as of the time NAV is

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determined on one business day, the Redemption Fee Trigger will become inactive on the next business day. The Redemption Fee will remain inactive until the market to book ratio falls below 98%.

The redemption fee may be modified or discontinued at any time or from time to time upon consultation with the Fund’s Wrapper Providers. ADI reserves the right to change the terms under which the redemption fee will be waived, including changing the composition and calculation of the market to book ratio, using other factors to measure market value ratios at which the redemption fee should be waived, changing the threshold ratio, or changing the time when the waiver applies. Changes to the redemption fee may apply to existing shares, which means that fees could increase on your existing shares after you invest. Note that reinvested dividends are not exempt from the redemption fee.

This fee is not a deferred sales charge, is not a commission paid to ADI and does not benefit ADI in any way. The fee, which is paid to the Fund, applies to redemptions from the Fund and exchanges into any of the other mutual funds that are also advised by AIM and distributed by ADI. When the Fund’s market to book ratio is below 100%, net redemptions will reduce the market to book ratio further, meaning that the Fund relies more on its Wrapper Agreements to maintain a stable value per share, has fewer assets available to pay redemptions at book value, and is likely to be impacted by further reductions in the crediting rate paid on remaining assets. The redemption fee is intended to help mitigate this effect and to help reduce the impact of redemptions on the shareholders who remain in the Fund.

The following chart shows several ways to sell your shares of the Fund if you invest directly through ADI.

METHOD	REDEMPTION MINIMUM	PLEASE REMEMBER

By Telephone Call us toll-free at: 1-800-959-4246.	$250 (or, if less, full liquidation of the account) for a redemption check.	AIS’s telephone redemption privileges may be modified or terminated in the future at AIS’s discretion. The maximum amount which may be redeemed by telephone is generally $250,000.

In Writing Mail your request to: AIM Investment Services, Inc. P.O. Box 4739 Houston, TX 77210-4739	Any amount.	The redemption request must be signed by all registered account owners. Payment will be mailed to your address as it appears on AIS’s records, or to a bank designated by you in writing.
You may also send your request by overnight courier to: 11 Greenway Plaza, Suite 100 Houston, TX 77046

Payment To Third Party Mail your request to: AIM Investment Services, Inc. P.O. Box 4739 Houston, TX 77210-4739	Any amount.	All registered account owners must sign the request, with signature guarantees from an eligible guarantor financial institution, such as a commercial bank or a recognized national or regional securities firm.

Dividends, Distributions, And Taxes

Everyone’s tax status is unique. We encourage you to consult your own tax adviser on the tax impact to you of investing in and receiving distributions from the Fund.

The Fund earns ordinary or investment income from interest on its investments. The Fund expects to distribute substantially all of this investment income, less Fund expenses, to shareholders. Dividends from net investment income are declared daily and paid monthly at the discretion of the company’s board of trustees. The Fund also realizes capital gains or losses when it sells securities in its portfolio for more or less than it had paid for them. If total gains on sales exceed total losses (including losses carried forward from previous years), the Fund has a net realized capital gain. Net realized capital gain, if any, is distributed to shareholders at least annually, usually in December. Dividends and capital gain distributions are paid to you if you hold shares on the record date of the distribution regardless of how long you have held your shares. You receive a proportionate part of these distributions, depending on the percentage of the Fund’s shares that you own. As this Fund is only available to retirement plans and other tax-advantaged savings accounts, dividends and capital gain distributions are automatically reinvested in additional shares of the Fund.

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The Fund’s daily dividends will be based on the crediting rate for Covered Assets, and on interest, dividends and other income for its other assets. The crediting rate may be more or less than the Fund’s income as determined under generally accepted accounting principles or tax rules and regulations. If the Fund’s daily dividends exceed the Fund’s taxable income, the portion distributed in excess of taxable income will be treated as a return of capital for federal tax purposes. If the Fund’s daily dividends are less than the Fund’s taxable income, the Fund may be required to make additional distributions in order to meet federal tax requirements. If the Fund is required to make an additional income or capital gain distribution for tax purposes, the Fund’s NAV may decline by the amount of the distribution. In order to maintain a stable NAV, the Fund may simultaneously declare a reverse stock split equal to the amount of the distribution. In the event of a reverse stock split, the number of shares you own will not change since your dividends and capital gain distributions are automatically reinvested in additional shares of the Fund. Return of capital distributions and reverse stock splits are not taxable events, but will require cost basis adjustments.

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November 25, 2003

AIM TREASURER’S SERIES TRUST

INVESCO STABLE VALUE FUND — CLASS R

You may obtain additional information about the Fund from several sources:

Financial Reports. Although this Prospectus describes the Fund’s anticipated investments and operations, the Fund will also prepare annual and semiannual reports that detail the Fund’s actual investments at the report date. These reports include discussion of the Fund’s recent performance, as well as market and general economic trends affecting the Fund’s performance. The annual report also includes the report of the Fund’s independent accountants.

Statement of Additional Information. The SAI dated November 25, 2003, is a supplement to this Prospectus and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated into this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

Internet. The current Prospectus of the Fund may be accessed through the AIM Web site at aiminvestments.com. In addition, the Prospectus, SAI, annual report, and semiannual report of the Fund are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus or SAI, write to AIM Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739; or call 1-800-347-4246. Copies of these materials are also available (with a copying charge) from the SEC’s Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090. This information can be obtained by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-5460 and 033-19862.

811-5460

INVESCO STABLE VALUE FUND — INSTITUTIONAL CLASS

A no-load class of shares designed for investors seeking current income, while attempting to maintain a stable value per share.

Investment Goals, Strategies, And Risks2
Fund Performance4
Fees And Expenses4
Investment Risks5
Principal Risks Associated With The Fund6
Temporary Defensive Positions8
Portfolio Turnover8
Fund Management8
Portfolio Managers9
Potential Rewards9
Share Price9
Tools Used to Combat Excessive Short-Term Trading Activity10
How To Buy Shares11
Your Account Services15
How To Sell Shares16
Dividends, Distributions, And Taxes18

The Securities and Exchange Commission has not approved or disapproved the shares of the Fund. Likewise, the  Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

AIM TREASURER’S SERIES TRUST

PROSPECTUS | November 25, 2003

A I M Advisors, Inc. (“AIM”) is the investment advisor for the Fund, and INVESCO Institutional (N.A.), Inc. (“INVESCO Institutional”) is the sub-advisor. On November 25, 2003, INVESCO Stable Value Fund, a series portfolio of AIM Treasurer’s Series Funds, Inc., a Maryland corporation (the “Company”), was redomesticated into a series portfolio of AIM Treasurer’s Series Trust, a Delaware statutory trust.

This Prospectus contains important information about the Fund’s Institutional Class shares which are offered only to institutional investors and qualified retirement plans, primarily through financial intermediaries. If you invest through a financial intermediary, please contact your financial intermediary for detailed information on suitability and transactional issues (i.e., how to purchase or sell shares, minimum investment amounts, and fees and expenses). The Fund also offers an additional class of shares through a separate prospectus. Each of the Fund’s classes has varying expenses, with resulting effects on their performance. You can choose the class of shares that is best for you, based on how much you plan to invest and other relevant factors discussed in “How To Buy Shares.” To obtain additional information about the other class of the Fund, contact AIM Distributors, Inc. (“ADI”) at 1-800-347-4246.

This Prospectus will tell you more about:

Investment Goals & Strategies
Potential Investment Risks
Past Performance

I nvestment Goals, Strategies, And Risks

The Fund seeks current income while attempting to maintain a stable net asset value per share (NAV). We do not guarantee that the Fund will be able to achieve its objective. The Fund is actively managed. It invests primarily in fixed-income securities with varying maturities while attempting to maintain an average portfolio duration of not more than five years. It also invests in money market instruments and in contracts with financial institutions that are designed to stabilize the Fund’s share value.

Fixed-income securities include, but are not limited to, corporate bonds, government and agency securities, mortgage and other asset-backed securities issued by governmental and non-governmental issuers, and U.S. dollar-denominated foreign securities. The Fund primarily invests in fixed-income securities that are rated investment grade or those deemed by INVESCO Institutional to be of comparable quality at the time of purchase. The Fund will also invest in money market instruments, including bank certificates of deposit, bankers’ acceptances, bank time deposits, notes, commercial paper, repurchase agreements and U.S. government securities. The Fund will also invest in contracts, called Wrapper Agreements, with financial institutions, such as insurance companies and banks (Wrapper Providers). The Fund may also invest in commingled pools of debt securities having similar characteristics of the Fund and in derivatives. At any given time, the Fund may invest more than 25% of its total assets in industries in the financial services sector. The Wrapper Agreements may impose more stringent standards relating to the types, credit quality, duration, and/or diversification of portfolio securities than those established by the Fund’s own investment policies.

The Fund is a type of mutual fund known as a stable value fund. Stable value funds are short-term bond funds that use targeted investment strategies and Wrapper Agreements in seeking to maintain a stable NAV. The Fund is not a money market fund and has risks not present in money market funds. The Fund does not seek to maintain an NAV of $1.00 like a money market fund. However, the Wrapper Agreements are intended to cause the NAV of the Fund to be considerably more stable than a typical high-quality fixed-income fund. Securities in a money market fund generally have a shorter average maturity than securities in the Fund, and the yield of a money market fund will tend to more closely track the direction of current market rates than the yield of the Fund. The combination of the Fund’s investments and the longer average duration are normally anticipated to produce higher returns than a money market fund.

Wrapper Agreements assist the Fund in seeking to protect principal. Unlike traditional fixed-income portfolios, the Fund’s use of Wrapper Agreements should tend to offset the price fluctuations typically associated with fixed-income securities. Generally, a Wrapper Agreement obligates the Wrapper Provider to maintain the book value (which is a constant dollar value plus interest accrued at the “crediting rate” under the Wrapper Agreement) of the Fund’s fixed income securities and other instruments covered by the Wrapper Agreements (the “Covered Assets”), up to specified amounts, under certain circumstances. In addition, under certain adverse market conditions, the Wrapper Provider may be obligated to make payments to the Fund if the Fund is unable to satisfy its payment obligations from Fund assets. If that occurs, the Wrapper Provider would typically pay the Fund an amount sufficient to cover shareholder redemptions and certain other payments (such as Fund expenses), provided all the terms

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of the Wrapper Agreement have been met. The circumstances under which payments are made and the timing of payments between the Fund and the Wrapper Provider vary.

Wrapper Agreements are written in terms of book value. Typically, when the market value of the Covered Assets is less than the book value, the Wrapper Provider is obligated to pay the Fund the difference between the two values. When determining its NAV, the Fund normally values the Covered Assets at their market value, and values the Wrapper Agreement at the difference between the Covered Assets’ market value and book value, so that the sum of the two equals the book value of the Covered Assets. In valuing the Wrapper Agreements this way, the Fund is able, in effect, to value its fixed-income investments at book value, which is not affected by market price fluctuations. As a result, the Fund normally should be able to maintain a constant value for the Covered Assets regardless of market value changes. This accounting method is important in order to enable the Fund to maintain a constant NAV.

Wrapper Agreements specify a formula for calculating a “crediting rate” for the Covered Assets. The crediting rate is the return on the Covered Assets and is used in determining the Fund’s distributions to shareholders. The crediting rate is based on the yield to maturity of the Covered Assets, but also includes adjustments for differences between the market value and the book value of the Covered Assets. Adjustments to the crediting rate may reduce the Fund’s yield to zero, but the yield will not fall below zero. The crediting rate, and therefore the Fund’s return, may be affected by purchases and redemptions by shareholders. The impact depends on whether the market value of the Covered Assets is higher or lower than the book value of those assets at the time of the purchases and redemptions.

If the market value of Covered Assets is higher than their book value, the crediting rate will ordinarily be higher than the yield of the Covered Assets. Under these circumstances, cash from new investors will tend to lower the crediting rate and redemptions by existing shareholders will tend to increase the crediting rate.

If the market value of Covered Assets is lower than their book value, the crediting rate will ordinarily be lower than the yield of the Covered Assets. When the Covered Assets’ market value is lower than their book value, the Fund will have, for example, less than $10.00 in cash and bonds for every $10.00 in NAV. Under these circumstances, cash from new investors will tend to increase the market value of the Covered Assets and to increase the crediting rate. Redemptions, however, will tend to reduce the market value of remaining Covered Assets and to reduce the crediting rate. If the Fund has significant redemptions when the market value of the Covered Assets is below their book value, the Fund’s yield could be reduced significantly to a level that is not competitive with other investment options. This could result in additional redemptions which would tend to lower the crediting rate further. If redemptions continue, the Fund’s yield could be reduced to zero.

The Fund combines bottom-up and top-down analysis to select securities for its portfolio. Top-down research and analysis establishes a strategy to earn return from changes in the yield curve, spread, credit, and volatility. Each is analyzed and a strategy developed specifically for a stable value portfolio. We then look to each available bond sector. INVESCO Institutional selects those sectors that it believes provide the proper risk exposures in the least expensive way. By analyzing each return driver first and developing sector strategies second, the Fund attempts to earn consistent excess returns and avoid unintended risks. Once sectors are selected, a bottom up analysis commences.

Securities are selected using a bottom-up process. Sector specialists working in tandem with credit research analysts seek to identify the most attractive securities that meet the credit criteria and best implement the selected strategy.

Although the Fund seeks to preserve a stable NAV, there are risks associated with fixed-income investing. The value of fixed-income securities and related derivatives could fluctuate or fall if:

■	There is a sharp rise in interest rates.
■	There is a decline in an issuer’s credit rating.
■	There is a change in interest rates or an economic downturn.
■	Securities INVESCO Institutional has selected do not perform as expected.
■	Adverse political, economic or social developments undermine the value of the Fund’s investments or prevent the Fund from realizing its value on foreign securities.
■	A price quotation was not readily available and the Fund was not able to sell a security at a price that reflects our estimate of its value.
■	INVESCO Institutional were to misjudge the potential risks and rewards of derivatives investing.
■	The amount and timing of shareholder purchases and redemptions affects the Fund’s performance and income.

The Fund attempts to reduce the risks of investing in fixed-income securities by allocating assets among a diversified group of issuers; by primarily investing in fixed-income securities that are rated investment grade, at the time of purchase; and by investing in Wrapper Agreements. In addition, INVESCO Institutional seeks to avoid these risks and maintain a stable NAV by targeting an average portfolio duration of not more than five years. INVESCO Institutional may use various investment techniques in seeking to maintain the desired duration, such as certain common derivatives instruments.

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The use of Wrapper Agreements has its own risks, including:

■	The possibility of default or deterioration in the creditworthiness of the Wrapper Provider.
■	The inability of the Fund to obtain Wrapper Agreements covering the Fund’s assets or to replace terminated Wrapper Agreement coverage with that having at least as favorable terms and/or cost.
■	The fact that the Wrapper Agreements do not assume the credit risk associated with the Fund’s fixed-income securities and other investments.
■	The possibility that the Fund’s yield, which is based on the crediting rate, may not reflect prevailing market interest rates.
■	The costs incurred by the Fund to purchase Wrapper Agreements which will reduce its return, possibly preventing the Fund from performing as well as other high quality fixed-income funds of comparable duration.
■	The possibility that a government or self-regulatory agency, or the Fund’s board of trustees, could determine that it is not appropriate to value Wrapper Agreements at the difference between market value and book value of the Fund’s Covered Assets.

Although the Fund initially has only one Wrapper Agreement, the Fund attempts to offset the risks of investing in Wrapper Agreements by diversifying its investments in Wrappers Agreements among different Wrapper Providers and by monitoring the creditworthiness of the issuers of the securities in which the Fund invests and of the Wrapper Providers. At the time the Fund enters into a Wrapper Agreement, the Wrapper Provider will have received a high quality rating as to its long-term debt obligations.

At any given time, the Fund may be subject to sector risk. Companies with similar lines of business (for example, financial services, health, or technology) are grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. The Fund is not limited with respect to sectors in which it can invest. If the portfolio managers allocate more of the Fund’s portfolio holdings to a particular sector, the Fund’s overall performance will be more susceptible to the economic, business, or other developments which generally affect that sector. For example, the financial services sector is subject to extensive government regulation. Changes in government regulation and interest rates and economic downturns can have a significant negative impact on the financial services sector, including Wrapper Providers. The Fund can still be diversified, even if it is heavily weighted in one or more sectors.

The Fund is not intended for investors seeking capital appreciation. While not intended as a complete investment program, the Fund may be a valuable element of your investment portfolio.

The Fund is subject to other principal risks such as market, duration, prepayment, security selection, liquidity, pricing, opportunity, derivatives, foreign securities, counterparty, and portfolio turnover risks. These risks are described and discussed later in the Prospectus under the headings “Investment Risks” and “Principal Risks Associated With The Fund.” An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund is not a money market fund. Although the Fund seeks to maintain a stable NAV, there is always a risk that you may lose money on your investment in the Fund.

F und Performance

Since the Fund’s shares were not offered until             , 2003, the Fund does not yet have a full calendar year of performance. Accordingly, performance is not included for the Fund.

Fees And Expenses

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund. If you invest in the Fund through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for purchases and sales of Fund shares.

Under normal circumstances, qualified IRA redemptions and qualified plan redemptions that are directed by plan participants are not subject to a redemption fee. Redemptions of shares that are not directed by plan participants and that are made with less than twelve months’ prior written notice to the Fund are subject to a redemption fee of 2% of the amount redeemed payable to the Fund. All other redemptions are subject to a redemption fee of 2% on the proceeds of the redemption on any day that the “Redemption Fee Trigger” is “active.” ADI reserves the right to waive this fee under certain market conditions and when the Redemption Fee Trigger is inactive. For more information on the Redemption Fee Trigger, please see the sections entitled “How To Buy Shares” and “How To Sell Shares.” Shareholders who purchase through certain platforms may pay a redemption fee on qualified IRA and Plan redemptions if the Redemption Fee Trigger is active. Shareholders should check with their financial intermediary directly.

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SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

Maximum Front-End Sales Charge on purchases as a percentage of offering price	None
Maximum Contingent Deferred Sales Charge (CDSC) as a percentage of the total original cost of the shares	None
Maximum Sales Charge on reinvested dividends/distributions	None
Redemption/Exchange Fee (as a percentage of amount redeemed)	2.00%[1]

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

Management Fees	0.60%

Distribution and Service (12b-1) Fees	None

Other Expenses[2,3,4]	0.77%

Total Annual Fund Operating Expenses[3,4,5]	1.37%

[1]	The amount of, and method of applying, the Redemption fee, including the operation of the Redemption Fee Trigger, may be changed in the future. Shares currently offered in this Prospectus would be subject to the Redemption Fee as described in this Prospectus. Please see the sections entitled “How To Buy Shares” and “How To Sell Shares” for more information.
[2]	Other Expenses include the annual fees the Fund pays for Wrapper Agreements.
[3]	Based on estimated expenses for the current fiscal year.
[4]	Certain expenses of the Fund will be voluntarily absorbed by AIM pursuant to a commitment between AIM and the Fund. This commitment may be changed at any time following consultation with the board of trustees. After absorption, but excluding any expense offset arrangements, the Fund’s Institutional Class shares’ Other Expenses and Total Annual Fund Operating Expenses are estimated to be 0.00% and 0.60%, respectively, of the Fund’s average net assets attributable to Institutional Class shares.
[5]	AIM is entitled to reimbursement from the class, if applicable, for fees and expenses voluntarily absorbed pursuant to a voluntary commitment between the Fund and AIM if such reimbursements do not cause the class to exceed voluntary expense limitations and the reimbursement is made within three years after AIM incurred the expense. This commitment may be changed at any time following consultation with the board of trustees.

EXPENSE EXAMPLE

The Example is intended to help you compare the cost of investing in the Institutional Class shares of the Fund to the cost of investing in other mutual funds.

The Example assumes that you invested $10,000 in Institutional Class shares of the Fund for the time periods indicated and redeem all of your shares at the end of each period. The Example also assumes that your investment had a hypothetical 5% return each year, and that the Fund’s Institutional Class shares’ operating expenses remain the same. Although the actual costs and performance of the Fund’s Institutional Class shares may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years

Institutional Class	$139	$434

Investment Risks
BEFORE INVESTING IN THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you invest. The principal risks of investing in any mutual fund, including the Fund, are:

Not Insured. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

No Guarantee. No mutual fund can guarantee that it will meet its investment objectives.

Possible Loss Of Investment. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

Volatility. The price of your mutual fund shares may increase or decrease with changes in the value of the Fund’s underlying investments and changes in the fixed income markets as a whole.

Not A Complete Investment Plan. An investment in any mutual fund does not constitute a complete investment plan. The Fund is designed to be only a part of your personal investment plan.

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Pr incipal Risks Associated With The Fund

In addition to the risks discussed above regarding the Fund’s investments in Wrapper Agreements, you should consider the special risk factors discussed below associated with the Fund’s policies in determining the appropriateness of investing in the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

INTEREST RATE RISK

Changes in interest rates will affect the resale value of debt securities held in the Fund’s portfolio. When interest rates go up, the market values of previously issued debt securities generally decline. Also, the Fund’s new investments are likely to be in debt securities paying lower rates than the rest of the Fund’s portfolio when interest rates go down. A weak economy or strong stock market may cause interest rates to decline. For the Covered Assets, this risk factor will affect the crediting rate under the Wrapper Agreements, which in turn, affects the Fund’s yield.

CREDIT RISK

The Fund invests in debt instruments, such as notes, bonds, and commercial paper. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value. For the Covered Assets, this risk factor may cause a security to cease to qualify as a Covered Asset and may also affect the crediting rate under the Wrapper Agreements, which in turn, affects the Fund’s yield.

MARKET RISK

Security prices vary and may fall, thus reducing the value of the Fund’s investments. Certain securities selected for the Fund’s portfolio may decline in value more than the overall market. In addition, although individual securities may outperform the market, the market may decline as a result of various conditions, such as rising interest rates, regulatory developments or deteriorating economic conditions. For the Covered Assets, this risk factor will affect the crediting rate under the Wrapper Agreements, which in turn, affects the Fund’s yield.

DURATION RISK

Duration is a measure of a debt security’s sensitivity to interest rate changes. Duration incorporates a bond’s yield, coupon interest payments, and final maturity on call features into one measure, with longer durations usually more sensitive to interest rate fluctuations. For the Covered Assets, this risk factor will affect the crediting rate under the Wrapper Agreements, which in turn, affects the Fund’s yield.

PREPAYMENT RISK

The Fund may invest in mortgage-backed securities. In the event that a high volume of mortgages are prepaid, thereby reducing income from interest on the principal of such mortgages, the opportunity for the Fund to earn income may be decreased.

SECURITY SELECTION RISK

While the Fund invests primarily in short- to intermediate-term securities, which by nature are relatively stable investments, there is a risk that the securities INVESCO Institutional selects will not perform as expected.

LIQUIDITY RISK

The Fund’s portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security.

PRICING RISK

At times, price quotations for securities may not be readily available. When that occurs, AIM determines their fair value using procedures that have been adopted by the board of trustees. Use of fair value procedures subjects the Fund to possible risk that AIM’s prices may be higher or lower than the prices that the securities might be sold for. If AIM values the securities too high, you may end up paying too much for Fund shares when you buy. Conversely, if AIM values the securities too low, you may not receive full market value for your Fund shares when you sell them. For Wrapper Agreements, there is the further risk that this fair value methodology may be deemed inappropriate by regulatory or accounting authority.

According to procedures adopted by the board of trustees, the fair value of the Wrapper Agreements generally will equal the difference between the book value and the market value of the Fund’s Covered Assets. In determining fair value, the board will consider, among other factors, the creditworthiness and the ability of Wrapper Providers to pay amounts due under the Wrapper Agreements.

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OPPORTUNITY RISK

With long-term investment plans, there may be a risk that you are not taking enough risk, and thus missing the opportunity from other less conservative but potentially more rewarding investments. The Fund has an investment goal of current income, not capital appreciation. Therefore the Fund, by itself, will not be a suitable investment for people seeking long-term growth.

DERIVATIVES RISK

A derivative is a financial instrument whose value is “derived,” in some manner, from the price of another security, index, asset, or rate. Derivatives include options and futures contracts, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. Also, derivatives are subject to counterparty risk, described below.

Options and futures are common types of derivatives that the Fund may occasionally use to hedge its investments. An option is the right to buy and sell a security or other instrument, index, or commodity at a specific price on or before a specific date. A future is an agreement to buy or sell a security or other instrument, index, or commodity at a specific price on a specific date. Other types of derivatives include swaps, caps, floors, and collars.

FOREIGN SECURITIES RISKS

Investments in foreign issuers carry special risks, including currency, political, regulatory, and diplomatic risks. The Fund may invest up to 25% of its assets in dollar-denominated securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

Political Risk. Political actions, events, or instability may result in unfavorable changes in the value of a security.

Regulatory Risk. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

Diplomatic Risk. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

COUNTERPARTY RISK

This is a risk associated with repurchase agreements and derivative instruments. This is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

PORTFOLIO TURNOVER RISK

The Fund’s investments may be bought and sold relatively frequently. A high turnover rate may affect the Fund’s performance because it results in higher transaction costs.

Although the Fund generally invests in fixed-income securities, money market securities, and Wrapper Agreements, the Fund also may invest in other types of securities and other financial instruments, indicated in the chart below. Although these investments typically are not part of the Fund’s principal investment strategy, they may constitute a significant portion of the Fund’s portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

INVESTMENT	RISKS

Delayed Delivery or When-Issued Securities
Ordinarily, the Fund purchases securities and pays for them in cash at the normal trade settlement time. When the Fund purchases a delayed delivery or when-issued security, it promises to pay in the future — for example, when the security is actually available for delivery to the Fund. The Fund’s obligation to pay is usually fixed when the Fund promises to pay. Between the date the Fund promises to pay and the date the securities are actually received, the Fund bears the risk that the market value of the when-issued security may decline.	Market Risk

Futures
A futures contract is an agreement to buy or sell a specific amount of a financial instrument (such as an index option) at a stated price on a stated date. The Fund may use futures contracts to provide liquidity and hedge portfolio value.	Market, Counterparty, Liquidity, and Derivatives Risks

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INVESTMENT	RISKS

Options
The obligation or right to deliver or receive an index, or commodity, or cash payment depending on the price of the underlying security or the performance of an index or other benchmark. Includes options on specific securities and stock indices, and options on stock index futures. May be used in the Fund’s portfolio to provide liquidity and hedge portfolio value.	Information, Liquidity, and Derivatives Risks

Other Financial Instruments
These may include forward contracts, swaps, caps, floors, and collars. The Fund may use these financial instruments to increase or decrease its exposure to changing securities prices, interest rates, currency exchange rates, or other factors.	Counterparty, Liquidity, Market, Derivatives, and Regulatory Risks

Rule 144A Securities and Section 4(2) Paper
Securities that are not registered, but which are bought and sold solely by institutional investors. The Fund considers many Rule 144A securities to be “liquid,” although the market for such securities typically is less active than the public securities markets.	Liquidity Risk

T emporary Defensive Positions

When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of the Fund by investing virtually all of the Fund’s assets in securities that are highly liquid, such as high-quality, taxable money market instruments like short-term U.S. government obligations, commercial paper, or repurchase agreements. We have the right to invest up to 100% of the Fund’s assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund’s performance could be comparatively lower if it concentrates in defensive holdings.

Portfolio Turnover

We actively manage and trade the Fund’s portfolio. Therefore, the Fund may have a higher portfolio turnover rate compared to many other mutual funds. The Fund’s portfolio turnover for the fiscal year ending May 31, 2004 may exceed 200%.

A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may affect the Fund’s performance because it results in higher transaction costs.

Fund Management

INVESTMENT ADVISOR

AIM, INVESCO INSTITUTIONAL AND ADI ARE SUBSIDIARIES OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $345.2 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

A I M Advisors, Inc. (“AIM”) is the Fund’s investment advisor. AIM is located at 11 Greenway Plaza, Houston, Texas. AIM has acted as an investment advisor since its organization in 1976. Today, AIM, together with its subsidiaries, advises or manages over 190 investment portfolios, encompassing a broad range of investment objectives. INVESCO Institutional is located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, GA 30309. As sub-advisor, INVESCO Institutional is responsible for the Fund’s day-to-day management, including the Fund’s investment decisions and the execution of securities transactions with respect to the Fund.

AIM Distributors, Inc. (“ADI”) is the Fund’s distributor and is responsible for the sale of the Fund’s shares.

AIM, INVESCO Institutional, and ADI are subsidiaries of AMVESCAP PLC.

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Portfolio Managers

The Fund is team managed on a day-to-day basis by INVESCO Institutional, which serves as sub-advisor to the Fund. The following individuals are primarily responsible for the day-to-day management of the Fund’s portfolio holdings:

Kenneth R. Bowling, Director of U.S. Fixed Income of INVESCO Institutional, is the lead portfolio manager of the Fund. Before joining INVESCO Institutional in 1993, he was a lead engineer with General Electric and a project engineer with General Motors. Ken is a CFA charterholder. He holds an M.B.A. in engineering and a B.S. from the University of Louisville.

John Brennan, senior portfolio manager of INVESCO Institutional, is a co-portfolio manager of the Fund. Before joining  INVESCO Institutional in 2000, he was a senior fixed income portfolio manager for Freddie Mac. John holds an M.B.A. from the College of William and Mary and a B.S. from the University of Maryland.

W. Bruce Harley, senior portfolio manager of INVESCO Institutional, is a co-portfolio manager of the Fund. He joined INVESCO Institutional in 1989. Bruce is a CFA charterholder and a Certified Employee Benefit Specialist. He holds a B.S. in economics from the University of Louisville.

Richard J. King, senior portfolio manager of INVESCO Institutional, is a co-portfolio manager of the Fund. Before joining  INVESCO Institutional in 2000, he was chairman of the core sector group for Criterion Investment Management, a managing director and portfolio manager with Bear Stearns Asset Management, an investment analyst with Ohio PERS, and an auditor for Touche Ross & Co. Richard is a CFA charterholder and a CPA. He holds a B.S. from Ohio State University.

Potential Rewards

NO SINGLE FUND SHOULD REPRESENT YOUR COMPLETE INVESTMENT PROGRAM NOR SHOULD YOU ATTEMPT TO USE THE FUND FOR SHORT-TERM TRADING PURPOSES.	The Fund offers shareholders the potential for current income, while maintaining a stable NAV, at a level of risk lower than many other types of investments. Yields on short-term securities tend to be lower than the yields on longer-term fixed-income securities. The Fund seeks to provide higher returns than money market funds and the money market in general, but cannot guarantee that performance.

SUITABILITY FOR INVESTORS

Only you can determine if an investment in the Fund is right for you based upon your own economic situation, the risk level with which you are comfortable, and other factors. In general, the Fund is most suitable for investors who:

■	are primarily seeking higher current income.
■	want to preserve the value of their investment.
■	do not want to be exposed to a high level of risk.

You probably do not want to invest in the Fund if you are:

■	primarily seeking long-term growth (although the Fund may serve as the cash equivalent portion of a balanced investment program).

Share Price

CURRENT MARKET VALUE OF FUND ASSETS (EXCLUDING WRAPPER AGREEMENTS)

+FAIR VALUE OF WRAPPER AGREEMENTS

+ACCRUED INTEREST AND DIVIDENDS

-FUND DEBTS,

INCLUDING ACCRUED EXPENSES

÷NUMBER OF SHARES

=YOUR SHARE PRICE (NAV)

The Fund’s NAV is the value of a single share. The Fund seeks to maintain a stable NAV based upon the market value of its bond and other investments, the fair value of its Wrapper Agreements (generally valued as the difference between the market value and the book value of the Covered Assets) and cash or cash equivalents. AIM determines the value of the Fund’s holdings each day that the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which generally is on weekends, most national holidays in the U.S., and Good Friday.

NAV is calculated by adding together the current market price of all of the Fund’s investments and other assets (other than Wrapper Agreements) including accrued interest plus the fair value of the Wrapper Agreements; subtracting the Fund’s debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund’s outstanding shares.

All purchases, sales, and exchanges of Fund shares are made by the AIS at the NAV next calculated after AIS receives proper instructions from you or your financial intermediary. Instructions must be received by AIS no later than the close of the NYSE to effect transactions at that day’s NAV. If AIS receives instructions from you or your financial intermediary after that time, the in -

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structions will be processed at the NAV calculated after receipt of these instructions. Financial institutions that process customer transactions through the National Securities Clearing Corporation’s Fund/SERV and Networking facilities must obtain their customers’ permission for each transaction, and each financial institution retains responsibility to its customers for any error or irregularities related to these transactions.

Wrapper Agreements are valued at their fair value pursuant to a method approved by the Fund’s board of trustees. In determining the value of its Wrapper Agreements, the board of trustees considers a number of factors, which may include the creditworthiness and ability of Wrapper Providers to pay amounts due under Wrapper Agreements, the terms of the Wrapper Agreements, the securities covered, and the enforceability of the contracts. An enforceable Wrapper Agreement with a creditworthy counterparty typically will be valued at the difference between the book value and the market value of the Fund’s Covered Assets, pursuant to valuation procedures adopted by the board of trustees. However, the procedures do not require this result, and the board may determine another value to be more appropriate.

Too ls Used to Combat Excessive Short-Term Trading Activity

While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time. AIM and its affiliates (collectively, the “AIM Affiliates”) currently use the following tools designed to discourage excessive short-term trading in the retail funds within The AIM Family of Funds® and the INVESCO family of funds (together, the “AIM and INVESCO Funds”):

■	trade activity monitoring;
■	trading guidelines;
■	redemption fee on trades in certain AIM and INVESCO Funds; and
■	selective use of fair value pricing.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the AIM and INVESCO Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with shareholder interests.

Trade Activity Monitoring

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s accounts other than exchanges into a money market fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of shareholders.

The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

Trading Guidelines

Currently, if a shareholder exceeds 10 exchanges per calendar year, or an AIM or INVESCO Fund or ADI determines, in its sole discretion, that a shareholder’s short-term trading activity is excessive (regardless of whether or not such shareholder exceeds such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each AIM and INVESCO Fund and ADI reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders.

Effective on or about March 1, 2004, if a shareholder exceeds four exchanges out of an AIM or INVESCO Fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund and INVESCO U.S. Government Money Fund) per calendar year, or an AIM or INVESCO Fund or ADI determines, in its sole discretion, that a shareholder’s short-term trading activity is excessive (regardless of whether or not such shareholder exceeds such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each AIM or INVESCO Fund and ADI reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the movement out of (redemption) one AIM or INVESCO Fund and into (purchase) another AIM or INVESCO Fund.

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The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

Redemption Fee

Effective on or about November 24, 2003, certain shareholders may be charged a 2% redemption fee if the shareholders redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of certain funds within 30 days of purchase. The AIM Affiliates expect to charge the redemption fee on other classes of shares when the AIM or INVESCO Funds’ transfer agent system has the capability of processing the fee across these other classes. Please see the section entitled “How to Buy Shares — Redemption Fee” for more information.

The ability of an AIM or INVESCO Fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder account and may be further limited by systems limitations applicable to these types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of processing the redemption fee. The provider of this system is working to enhance the system to facilitate the processing of this fee. These are two reasons why this tool cannot eliminate the possibility of excessive short-term trading activity.

Fair Value Pricing

The trading hours for most foreign securities end prior to the close of the New York Stock Exchange, the time the AIM or INVESCO Fund’s net asset value is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the AIM or INVESCO Fund may value foreign securities at fair value, taking into account such events, when it calculates its net asset value. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Directors or Trustees of the AIM or INVESCO Fund. Please see the section entitled “Share Price” for more information.

Fair value pricing results in an estimated price and may reduce the possibility that short-term traders could take advantage of potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of excessive short-term trading.

How T o Buy Shares

TO BUY SHARES AT THAT DAY’S CLOSING PRICE, YOU MUST CONTACT US BEFORE THE CLOSE OF THE NYSE, NORMALLY 4:00 P.M. EASTERN TIME.	The Fund offers two classes of shares. The Institutional Class of shares are designed for institutional investors and qualified retirement plans. As such, you are only eligible to invest in this share class if you achieve the minimum required level of $100,000 in aggregate purchases. The chart in this section shows several convenient ways to invest in the Institutional Class shares of the Fund if you invest directly through ADI. If you invest in the Fund through a financial intermediary, please contact the financial intermediary for more information on how to purchase shares of the Fund. You may be charged a commission or transaction fee by the financial intermediary for purchases of Fund shares.

There is no charge to invest directly in Institutional Class shares through ADI. For all new accounts, please send a completed application form, and specify the fund or funds and class or classes of shares you wish to purchase. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA Patriot Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the Fund verify and record your identifying information. If you do not specify a fund or funds, your initial investment and any subsequent purchases will automatically go into AIM Cash Reserve Shares of AIM Money Market Fund, a series of AIM Investment Securities Funds. You will receive a confirmation of this transaction and may contact AIM Investment Services, Inc. (“AIS”), the Fund’s transfer agent, to exchange into the fund you choose.

A share of each class represents an identical interest in the Fund and has the same rights, except that each class bears its own distribution and shareholder servicing charges, and other expenses. The income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee or service fee, if applicable, and the other expenses payable by that class.

to increase, reduce, or waive the Fund’s minimum investment requirements in its sole discretion, if it determines this action is in the best interests of the Fund’s shareholders. AIS also reserves the right in its sole discretion to reject any order to buy Fund shares, including purchases by exchange. If the Fund determines that you have not provided a correct social security or other tax ID number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

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Please remember that if you pay by check or wire and your funds do not clear, you will be responsible for any related loss to the Fund or AIS. If you are already an INVESCO funds shareholder, the Fund may seek reimbursement for any loss from your existing account(s).

IRA Minimum Initial and Subsequent Investments (certain exemptions may apply)
Minimum Initial Investment	$100,000
Minimum Subsequent Investments	$50

Qualified Plan Minimum Initial and Subsequent Investments
Minimum Initial Investment	$100,000
Minimum Subsequent Investment	$50

PURCHASE OPTIONS

The following chart shows several ways to invest in the Fund if you invest directly through ADI.

	OPENING AN ACCOUNT	ADDING TO AN ACCOUNT

Through a Financial Consultant:

Contact your financial consultant. The financial consultant should mail your completed account application to the transfer agent,

AIM Investment Services, Inc.

P.O. Box 4497

Houston, TX 77210

The financial consultant should call the transfer agent at (800) 659-1005 to receive a reference number. Then, use the following wire instructions:

Beneficiary Bank ABA/Routing #: 113000609

Beneficiary Account Number: 00100366807

Beneficiary Account Name:

AIM Investment Services, Inc.

RFB: Fund Name, Reference #

OBI: Your Name, Account #

Same.

These shares are offered only to institutional investors and qualified retirement plans. The shares are not available to retail investors. AIS does not accept cash, credit cards, travelers’ cheques, credit card checks, instant loan checks, money orders, or third party checks unless they are from another financial institution related to a retirement plan transfer.

By Telephone	Open your account as described above.	Call the transfer agent at 1-800-659-1005 and wire payment for your purchase order in accordance with the wire instructions noted above.

Exchange Policy. You may exchange your shares in the Fund for shares of the same class in another INVESCO fund or another AIM fund on the basis of their respective NAVs at the time of the exchange.

FUND EXCHANGES CAN BE A CONVENIENT WAY FOR YOU TO DIVERSIFY YOUR INVESTMENTS, OR TO REALLOCATE YOUR INVESTMENTS WHEN YOUR OBJECTIVES CHANGE.	Before making any exchange, be sure to review the prospectuses of the funds involved and consider the differences between the funds. Also, be certain that you qualify to purchase certain classes of shares in the new fund. An exchange is the sale of shares from one fund immediately followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, you or your account qualifies as tax-deferred under the Internal Revenue Code). If the shares of the fund you are selling have gone up in value since you bought them, the sale portion of an exchange may result in taxable income to you.

We have the following policies governing exchanges:

■	Both AIM or INVESCO Fund accounts involved in the exchange must be registered in exactly the same name(s) and Social Security or federal tax I.D. number(s).
■	Currently, if you exceed 10 exchanges per calendar year, or an AIM or INVESCO Fund or ADI determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each AIM or INVESCO Fund and ADI reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders.
■

Effective on or about March 1, 2004, if you exceed four exchanges out of an AIM or INVESCO Fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund and INVESCO U.S. Government Money Fund)

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per calendar year, or an AIM or INVESCO Fund or ADI determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each AIM or INVESCO Fund and ADI reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the movement out of (redemption) one AIM or INVESCO Fund and into (purchase) another AIM or INVESCO Fund.

■	Please see the subsection entitled “Tools Used to Combat Excessive Short-Term Trading Activity — Trading Guidelines” for more information.
■	Under unusual market conditions, an AIM or INVESCO Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM or INVESCO Funds or the distributor may modify or terminate this privilege at any time. The AIM or INVESCO Fund or ADI will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

In addition, the ability to exchange may be temporarily suspended at any time that sales of the AIM or INVESCO Fund into which you wish to exchange are temporarily stopped.

Redemption Fee

Effective on or about November 24, 2003, you may be charged a 2% redemption fee (on total redemption proceeds after applicable deferred sales charges) if you redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of the following Funds (either by selling or exchanging to another AIM Fund or INVESCO Fund) within 30 days of their purchase:

AIM Asia Pacific Growth Fund	AIM High Yield Fund
AIM Developing Markets Fund	AIM International Emerging Growth Fund
AIM European Growth Fund	AIM International Growth Fund
AIM European Small Company Fund	AIM Trimark Fund
AIM Global Aggressive Growth Fund	INVESCO International Blue Chip Value Fund (effective November 24, 2003, name will change to INVESCO International Core Equity Fund)
AIM Global Growth Fund
AIM Global Trends Fund
AIM Global Value Fund
INVESCO S&P 500 Index Fund

The redemption fee will be paid to the AIM or INVESCO Fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the AIM or INVESCO Fund. The redemption fee is imposed to the extent that the number of AIM or INVESCO Fund shares you redeem exceeds the number of AIM or INVESCO Fund shares that you have held for more than 30 days. In determining whether the minimum 30 days holding period has been met, only the period during which you have held shares of the AIM or INVESCO Fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

The 2% redemption fee will not be charged on transactions involving the following:

■	total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;
■	total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;
■	total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the “Code”) where the systematic capability to process the redemption fee does not exist;
■	total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan set up in the AIM or INVESCO Funds;
■	total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability; or
■	redemptions initiated by an AIM or INVESCO Fund.

The AIM Affiliates’ goal is to apply the redemption fee on all classes of shares regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Currently, the redemption fee may be applied on Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares. AIM expects to charge the redemption fee on all other classes of shares when the AIM or INVESCO Funds’ transfer agent system has the capability of processing the fee across these other classes. In addition, AIM intends to develop a plan to

13

encourage brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to the terms above to modify computer programs to impose the redemption fee or to develop alternate processes to monitor and restrict short-term trading activity in the AIM or INVESCO Funds. Lastly, the provider of AIM’s retirement plan record keeping system is working to enhance the system to facilitate the processing of the redemption fee. Until such computer programs are modified or alternate processes are developed, the AIM or INVESCO Fund’s ability to assess a redemption fee on these types of share classes and accounts is severely limited. These are reasons why this tool cannot eliminate the possibility of excessive short-term trading activity.

The AIM or INVESCO Funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of failing the 90% income test or losing its registered investment company qualification for tax purposes.

Individual Retirement Accounts

When the Redemption Fee Trigger is active, redemptions that are not qualified IRA redemptions will be subject to a 2% redemption fee. It is important that you consult with your IRA service agent and/or a professional tax advisor regarding the terms, conditions and tax consequences of IRA withdrawals. If you purchase shares and your redemption is a qualified IRA redemption, you will not pay a redemption fee even if the Redemption Fee Trigger is active. Qualified IRA redemptions are those made solely for a distribution from an IRA owner’s account that are not subject to a federal income tax penalty and are not later transferred to a different IRA account.

We may request supporting documentation to verify that a requested redemption is qualified. For complete information, contact your IRA service agent.

Examples of qualified IRA redemptions, in general, are those made for a distribution from the account of an IRA owner:

■	who is over the age of 59½;
■	who has become disabled;
■	who has elected to take a steady stream of distributions over his or her life expectancy;
■	who is using the proceeds for higher education expenses; or
■	who will use the proceeds of the distribution for the first time purchase of a home, unreimbursed medical expenses (limitations apply), medical insurance if unemployed, or for a qualified domestic relations order.

Examples of redemptions that are not considered qualified IRA redemptions include those that result in:

■	an exchange to any other investment fund, vehicle, security or instrument within the IRA owners’ account (regardless of age);
■	a trust-to-trust transfer or rollover, unless the IRA owner continues the investment of the transferred amount in the Fund; or
■	a distribution from the IRA owner’s account that will be subject to a federal income tax penalty.

Participant-Directed Plans

Generally, there will be no redemption fee assessed for participant-directed redemptions made in accordance with plan provisions and that are not subject to a federal income tax penalty (“qualified Plan redemptions”). Some examples of qualified Plan redemptions are:

■	Redemptions resulting from the plan participant’s death, disability, retirement or termination of employment;
■	Redemptions to fund loans to, or “in service” withdrawals by, a plan participant;
■	Transfers to other investment options within plans that do not offer a competing fund (one that invests in fixed income securities with a targeted average duration of three years or less or that seeks to maintain a stable value per share, including money market funds); and
■	Transfers to other non-competing investment options within plans that do offer a competing fund if the plan requires a three month equity wash (which requires a plan participant transferring from the Fund to a non-competing fund to remain in the non-competing fund for three months before transferring to a competing fund).

Redemptions not directed by plan participants and received on less than twelve months’ prior written notice are subject to a 2% redemption fee. All other redemptions of shares will be subject to the 2% redemption fee if the Redemption Fee Trigger is active. ADI reserves the right to waive this fee under certain market conditions and when the Redemption Fee Trigger is inactive.

The Fund reserves the right to require written verification of whether a redemption request is for a qualified Plan redemption in accordance with plan provisions and to establish the authenticity of this information before processing a redemption request. Normally, the Fund will make payment for all shares redeemed within one business day after a request is received. Except as permitted by the SEC, in no event will payment be made more than seven calendar days after receipt of a redemption request in good order.

Redemption Fee Trigger

Qualified IRA redemptions and qualified Plan redemptions are not subject to the redemption fee at any time except as noted above for investments made through certain platforms. All other redemptions are subject to the redemption fee of 2% on the

14

proceeds of such redemptions of shares by shareholders on any day that the Redemption Fee Trigger is active and not subject to those charges on days that the Redemption Fee Trigger is inactive.

The Fund will decide when to apply the 2% redemption fee based on the ratio of the Fund’s assets excluding Wrapper Agreements to the Fund’s assets including Wrapper Agreements (commonly referred to as “market to book ratio”). When the market to book ratio is 98% or less, the redemption fee will apply, and when the market to book ratio is greater than or equal to 98.25%, the redemption fee will be waived as detailed below.

The market to book ratio is calculated on each business day that the Fund calculates its NAV and will govern whether a redemption fee is charged on the next business day. Thus, if the market to book ratio achieves 98.25% as of the time NAV is determined on one business day, the Redemption Fee Trigger will become inactive on the next business day. The Redemption Fee will remain inactive until the market to book ratio falls below 98%.

The redemption fee may be modified or discontinued at any time or from time to time upon consultation with the Fund’s Wrapper Providers. ADI reserves the right to change the terms under which the redemption fee will be waived, including changing the composition and calculation of the market to book ratio, using other factors to measure market value ratios at which the redemption fee should be waived, changing the threshold ratio, or changing the time when the waiver applies. Changes to the redemption fee may apply to existing shares, which means that fees could increase on your existing shares after you invest. Note that reinvested dividends are not exempt from the redemption fee.

This fee is not a deferred sales charge, is not a commission paid to ADI and does not benefit ADI in any way. The fee, which is paid to the Fund, applies to redemptions from the Fund and exchanges into any of the other mutual funds that are also advised by AIM and distributed by ADI. When the Fund’s market to book ratio is below 100%, net redemptions will reduce the market to book ratio further, meaning that the Fund relies more on its Wrapper Agreements to maintain a stable value per share, has fewer assets available to pay redemptions at book value, and is likely to be impacted by further reductions in the crediting rate paid on remaining assets. The redemption fee is intended to help mitigate this effect and to help reduce the impact of redemptions on the shareholders who remain in the Fund.

Your Account Services

With the exception of householding, the following information pertains only to shareholders who hold their shares directly through ADI.

Shareholder Accounts. AIS maintains your share account, which contains your current Fund holdings. The Fund does not issue share certificates.

AIS PROVIDES YOU WITH SERVICES DESIGNED TO MAKE IT SIMPLE FOR YOU TO BUY, SELL, OR EXCHANGE YOUR SHARES OF ANY INVESCO MUTUAL FUND.

Quarterly Investment Summaries. Each calendar quarter, you receive a written statement which consolidates and summarizes account activity and value at the beginning and end of the period for each of your INVESCO funds.

Transaction Confirmations. You receive detailed confirmations of individual purchases, exchanges, and sales. If you choose certain recurring transaction plans (for instance, Systematic Purchase Plan), your transactions are confirmed on your quarterly Investment Summaries.

Telephone Transactions. You and your financial intermediary may buy, exchange, and sell Fund shares by telephone, unless these privileges are specifically declined when the new account Application is filled out.

YOU CAN CONDUCT MOST TRANSACTIONS AND CHECK ON YOUR ACCOUNT THROUGH OUR TOLL-FREE TELEPHONE NUMBER. YOU MAY ALSO ACCESS PERSONAL ACCOUNT INFORMATION AT AIM’S WEB SITE, AIMINVESTMENTS.COM.	Unless you decline the telephone transaction privileges, when you fill out and sign the new account Application, a Telephone Transaction Authorization Form, or use your telephone transaction privileges, you lose certain rights if someone gives fraudulent or unauthorized instructions to AIS that result in a loss to you. In general, if AIS has followed reasonable procedures, such as recording telephone instructions and sending written transaction confirmations, AIS is not liable for following telephone instructions that it believes to be genuine. Therefore, you have the risk of loss due to unauthorized or fraudulent instructions.

Householding. To save money for the Fund, you may receive only one copy of a prospectus or financial report to each household address. This process, known as “householding,” is used for most required shareholder mailings. It does not apply to account statements. You may, of course, request an additional copy of a prospectus or financial report at any time by calling or writing AIS. You may also request that householding be eliminated from all your required mailings.

15

IRAs and Other Retirement Plans. Shares of any INVESCO or AIM mutual fund may be purchased for IRAs and many other types of tax-deferred retirement plans. Please call AIS for information and forms to establish or transfer your existing retirement plan or account.

How To Sell Shares

We may require that redemption requests be made in writing and that you include the reason you are selling your shares. Call ADI at 1-800-525-8085 or your financial intermediary to request a redemption form. The chart in this section shows several convenient ways to sell your Fund shares if you invest directly through ADI. If you invest in the Fund through a financial intermediary, please consult the financial intermediary for information on how to sell shares of the Fund. You may be charged a commission or transaction fee by your financial intermediary for sales of Fund shares. Shares of the Fund may be sold at any time at the next NAV calculated after your request to sell is received by AIS in proper form. Although the Fund seeks to maintain a stable NAV, the NAV at the time you sell your shares may be more or less than the price you paid to purchase your shares.

TO SELL SHARES AT THAT DAY’S CLOSING PRICE, YOU MUST CONTACT US BEFORE 4:00 P.M. EASTERN TIME.	You may be charged a redemption/exchange fee at the time of redemption or exchange. When the Redemption Fee Trigger is active, redemptions or exchanges that are not qualified IRA redemptions or qualified Plan redemptions as described in this section will be subject to a 2% redemption/exchange fee.

If you own shares in more than one fund, please specify the fund whose shares you wish to sell and specify the class of shares. Remember that any sale or exchange of shares in a non-retirement account will likely result in a taxable gain or loss.

While AIS attempts to process telephone redemptions promptly, there may be times — particularly in periods of severe economic or market disruption — when you may experience delays in redeeming shares by telephone.

AIS usually forwards the proceeds from the sale of fund shares within seven days after we receive your request to sell in proper form. However, payment may be postponed under unusual circumstances — for instance, if normal trading is not taking place on the NYSE, or during an emergency as defined by the Securities and Exchange Commission. If your fund shares were purchased by a check which has not yet cleared, payment will be made promptly when your purchase check does clear; that can take up to twelve business days. Redemption proceeds may be made in whole in part in securities and in Wrapper Agreements, selected solely at the discretion of INVESCO Institutional. For more information, see the section entitled “Redemptions In Kind” in the Statement of Additional Information.

If you participate in Systematic Purchase Plan, the Fund’s automatic monthly investment program, and sell all of the shares in your account, we will not make any additional Systematic Purchase Plan purchases unless you give us other instructions.

Because of the Fund’s expense structure, it costs as much to handle a small account as it does to handle a large one. If the value of your account in the Fund falls below $1,000 as a result of your actions (for example, sale of your Fund shares), the Fund reserves the right to sell all of your shares, send the proceeds of the sale to you and close your account. Before this is done, you will be notified and given sixty days to increase the value of your account to $1,000 or more.

Redemption/Exchange Fees. If you redeem or exchange Institutional Class shares of the Fund and the Redemption Fee Trigger is active, the redemption or exchange is subject to a 2% redemption/exchange fee if it is not a qualified IRA redemption or qualified Plan redemption. If you purchase your shares through certain mutual fund supermarkets or other intermediary platforms, you may be charged the redemption fee on both qualified and non-qualified redemptions if the Redemption Fee Trigger is active. You should consult with your platform representative to determine whether the redemption fee is applicable to your shares. Please contact your IRA service agent or plan administrator for information on how to purchase or redeem shares. If you established your IRA with INVESCO mutual funds, you may purchase additional shares by contacting ADI.

Individual Retirement Accounts

When the Redemption Fee Trigger is active, redemptions that are not qualified IRA redemptions will be subject to a 2% redemption fee. It is important that you consult with your IRA service agent and/or a professional tax advisor regarding the terms, conditions and tax consequences of IRA withdrawals. If you purchase shares and your redemption is a qualified IRA redemption, you will not pay a redemption fee even if the Redemption Fee Trigger is active. Qualified IRA redemptions are those made solely for a distribution from an IRA owner’s account that are not subject to a federal income tax penalty and are not later transferred to a different IRA account.

We may request supporting documentation to verify that a requested redemption is qualified. For complete information, contact your IRA service agent.

Examples of qualified IRA redemptions are those made for a distribution from the account of an IRA owner:

■	who is over the age of 59½;
■	who is deceased;

16

■	who has become disabled;
■	who has elected to take a steady stream of distributions over his or her life expectancy;
■	who is using the proceeds for higher education expenses; or
■	who will use the proceeds of the distribution for the first time purchase of a home, unreimbursed medical expenses (limitations apply), medical insurance if unemployed, or for a qualified domestic relations order.

Examples of redemptions that are not considered qualified IRA redemptions include those that result in:

■	an exchange to any other investment fund, vehicle, security or instrument within the IRA owners’ account (regardless of age);
■	a trust-to-trust transfer or rollover, unless the IRA owner continues the investment of the transferred amount in the Fund; or
■	a distribution from the IRA owner’s account that will be subject to a federal income tax penalty.

Participant-Directed Plans

Generally, there will be no redemption fee assessed for participant-directed redemptions made in accordance with plan provisions and that are not subject to a federal income tax penalty (“qualified Plan redemptions”). Some examples of qualified Plan redemptions are:

■	Redemptions resulting from the plan participant’s death, disability, retirement or termination of employment;
■	Redemptions to fund loans to, or “in service” withdrawals by, a plan participant;
■	Transfers to other investment options within plans that do not offer a competing fund (one that invests in fixed income securities with a targeted average duration of three years or less or that seeks to maintain a stable value per share, including money market funds); and
■	Transfers to other non-competing investment options within plans that do offer a competing fund if the plan requires a three month equity wash (which requires a plan participant transferring from the Fund to a non-competing fund to remain in the non-competing fund for three months before transferring to a competing fund).

Redemptions not directed by plan participants and received on less than twelve months’ prior written notice are subject to a 2% redemption fee. All other redemptions of shares will be subject to the 2% redemption fee if the Redemption Fee Trigger is active. ADI reserves the right to waive this fee under certain market conditions and when the Redemption Fee Trigger is inactive.

The Fund reserves the right to require written verification of whether a redemption request is for a qualified Plan redemption in accordance with plan provisions and to establish the authenticity of this information before processing a redemption request. Normally, the Fund will make payment for all shares redeemed within one business day after a request is received. Except as permitted by the SEC, in no event will payment be made more than seven calendar days after receipt of a redemption request in good order.

Redemption Fee Trigger

Qualified IRA redemptions and qualified Plan redemptions are not subject to the redemption fee at any time except as noted above for investments made through certain platforms. All other redemptions are subject to the redemption fee of 2% on the proceeds of such redemptions of shares by shareholders on any day that the Redemption Fee Trigger is active and not subject to those charges on days that the Redemption Fee Trigger is inactive.

The Fund will decide when to apply the 2% redemption fee based on the ratio of the Fund’s assets excluding Wrapper Agreements to the Fund’s assets including Wrapper Agreements (commonly referred to as “market to book ratio”). When the market to book ratio is 98% or less, the redemption fee will apply, and when the market to book ratio is greater than or equal to 98.25%, the redemption fee will be waived as detailed below.

The market to book ratio is calculated on each business day that the Fund calculates its NAV and will govern whether a redemption fee is charged on the next business day. Thus, if the market to book ratio achieves 98.25% as of the time NAV is determined on one business day, the Redemption Fee Trigger will become inactive on the next business day. The Redemption Fee will remain inactive until the market to book ratio falls below 98%.

The redemption fee may be modified or discontinued at any time or from time to time upon consultation with the Fund’s Wrapper Providers. ADI reserves the right to change the terms under which the redemption fee will be waived, including changing the composition and calculation of the market to book ratio, using other factors to measure market value ratios at which the redemption fee should be waived, changing the threshold ratio, or changing the time when the waiver applies. Changes to the redemption fee may apply to existing shares, which means that fees could increase on your existing shares after you invest. Note that reinvested dividends are not exempt from the redemption fee.

This fee is not a deferred sales charge, is not a commission paid to ADI and does not benefit ADI in any way. The fee, which is paid to the Fund, applies to redemptions from the Fund and exchanges into any of the other mutual funds that are also advised by AIM and distributed by ADI. When the Fund’s market to book ratio is below 100%, net redemptions will reduce the market to book ratio further, meaning that the Fund relies more on its Wrapper Agreements to maintain a stable value per share, has fewer assets available to pay redemptions at book value, and is likely to be impacted by further reductions in the crediting rate paid on remaining assets. The redemption fee is intended to help mitigate this effect and to help reduce the impact of redemptions on the shareholders who remain in the Fund.

17

How To Redeem Shares

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions. The following chart shows several ways to sell your shares of the Fund if you invest directly through AIM.

METHOD	REDEMPTION MINIMUM	PLEASE REMEMBER

Through a Financial Consultant	Contact your financial consultant.	Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary’s call before the close of the customary trading session on the New York Stock Exchange (NYSE) on days when the NYSE is open for business in order to effect the redemption at the day’s closing price.

By Telephone		A person who has been authorized in the account application to effect transactions may make redemptions by telephone. You must call the transfer agent before the close of the customary trading session on the NYSE on days when the NYSE is open for business in order to effect the redemption at the day’s closing price.

Dividends, Distributions, And Taxes

Everyone’s tax status is unique. We encourage you to consult your own tax adviser on the tax impact to you of investing in and receiving distributions from the Fund.

The Fund earns ordinary or investment income from interest on its investments. The Fund expects to distribute substantially all of this investment income, less Fund expenses, to shareholders. Dividends from net investment income are declared daily and paid monthly at the discretion of the company’s board of trustees. The Fund also realizes capital gains or losses when it sells securities in its portfolio for more or less than it had paid for them. If total gains on sales exceed total losses (including losses carried forward from previous years), the Fund has a net realized capital gain. Net realized capital gains, if any, are distributed to shareholders at least annually, usually in December. Dividends and capital gain distributions are paid to you if you hold shares on the record date of the distribution regardless of how long you have held your shares. You receive a proportionate part of these distributions, depending on the percentage of the Fund’s shares that you own. As this Fund is only available to retirement plans and other tax-advantaged savings accounts, dividends and capital gain distributions are automatically reinvested in additional shares of the Fund.

The Fund’s daily dividends will be based on the crediting rate for Covered Assets, and on interest, dividends and other income for its other assets. The crediting rate may be more or less than the Fund’s income as determined under generally accepted accounting principles or tax rules and regulations. If the Fund’s daily dividends exceed the Fund’s taxable income, the portion distributed in excess of taxable income will be treated as a return of capital for federal tax purposes. If the Fund’s daily dividends are less than the Fund’s taxable income, the Fund may be required to make additional distributions in order to meet federal tax requirements. If the Fund is required to make an additional income or capital gain distribution for tax purposes, the Fund’s NAV may decline by the amount of the distribution. In order to maintain a stable NAV, the Fund may simultaneously declare a reverse stock split equal to the amount of the distribution. In the event of a reverse stock split, the number of shares you own will not change since your dividends and capital gain distributions are automatically reinvested in additional shares of the Fund. Return of capital distributions and reverse stock splits are not taxable events, but will require cost basis adjustments.

18

November 25, 2003

AIM TREASURER’S SERIES TRUST

INVESCO STABLE VALUE FUND — INSTITUTIONAL CLASS

You may obtain additional information about the Fund from several sources:

Financial Reports. Although this Prospectus describes the Fund’s anticipated investments and operations, the Fund will also prepare annual and semiannual reports that detail the Fund’s actual investments at the report date. These reports include discussion of the Fund’s recent performance, as well as market and general economic trends affecting the Fund’s performance. The annual report also includes the report of the Fund’s independent accountants.

Statement of Additional Information. The SAI dated November 25, 2003, is a supplement to this Prospectus and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated into this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

Internet. The current Prospectus of the Fund may be accessed through the AIM Web site at aiminvestments.com. In addition, the Prospectus, SAI, annual report, and semiannual report of the Fund are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus or SAI, write to AIM Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739; or call 1-800-347-4246. Copies of these materials are also available (with a copying charge) from the SEC’s Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090. This information can be obtained by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are  811-5460 and 033-19862.

811-5460

19

                       STATEMENT OF ADDITIONAL INFORMATION
                          AIM TREASURER'S SERIES TRUST
           INVESCO Stable Value Fund - Class R and Institutional Class
Address:                                    Mailing Address:
4350 South Monaco Street                    P.O. Box 173706
Denver, CO 80237                            Denver, CO 80217-3706
                                   Telephone:
                    In continental U.S., call 1-800-347-4246
                                November 25, 2003
------------------------------------------------------------------------------
The Prospectuses for INVESCO Stable Value Fund (the "Fund") dated November 25,
2003 provide the basic information you should know before investing in the Fund.
There are separate Prospectuses for the Fund's Class R shares and Institutional
Class shares, respectively. This Statement of Additional Information ("SAI") is
incorporated by reference into the Fund's Prospectuses; in other words, this SAI is legally part of the Fund's Prospectuses. Although this SAI is not a prospectus, it contains information in addition to that set forth in the
Prospectuses. It is intended to provide additional information regarding the activities and operations of the Fund and should be read in conjunction with the
Prospectuses. Prior to November 25, 2003, the Fund was a series portfolio of AIM
Treasurer's Series Funds, Inc. (formerly, INVESCO Treasurer's Series Funds,
Inc.).
You may obtain, without charge, the current Prospectuses and SAI of the Fund by writing to AIM Investment Services, Inc. P. O. Box 173706, or by calling
1-800-525-8085. The Prospectuses, Annual Report and Semiannual Report of the
Fund are also available through the AIM web site at aiminvestments.com.
                                       1

The Trust..............................................................3
Investments, Policies, and Risks.......................................3

Redemptions In Kind...................................................60
Shares of Beneficial Interest.........................................61

Code of Ethics........................................................69
Financial Statements..................................................69
Appendix A............................................................70
                                       2
THE TRUST
AIM Treasurer's Series Trust (the "Trust") was organized as a Delaware Statutory
Trust on July 29, 2003. The Fund was redomesticated as a new series of the Trust on November 25, 2003. Prior thereto, the Fund was a series of AIM Treasurer's
Series Funds, Inc. ("Company"). The Company was incorporated as INVESCO
Treasurer's Series Funds, Inc. on March 17, 1999, under the laws of Maryland. On
May 28, 1999, the Company assumed all of the assets and liabilities of INVESCO
Treasurer's Series Trust, which was organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust on January 27, 1988. On
October 1, 2003, the Company's name was changed to AIM Treasurer's Series Trust,
Inc.
The Trust is an open-end, diversified, no-load management investment company currently consisting of two portfolios of investments consisting of one class:
INVESCO Treasurer's Money Market Reserve Fund and INVESCO Treasurer's Tax-Exempt
Reserve Fund and a third portfolio consisting of two classes: INVESCO Stable
Value Fund - Institutional Class and Class R (the "Fund"). Additional funds and classes may be offered in the future.
"Open-end" means that the Fund issues an indefinite number of shares which it continuously offers to redeem at net asset value per share ("NAV"). A
"management" investment company actively buys and sells securities for the portfolio of the Fund at the direction of a professional manager. Open-end management investment companies (or one or more series of such companies, such as the Fund) are commonly referred to as mutual Fund. The Fund does not charge sales fees to purchase its shares.
INVESTMENTS, POLICIES, AND RISKS
The principal investments and policies of the Fund are discussed in the Fund's
Prospectuses. The investment objective of Stable Value Fund is to seek current income while attempting to maintain a stable net asset value per share (NAV).
The Fund buys only securities determined by the Fund's investment advisor, or
INVESCO Institutional (N.A.), Inc. ("INVESCO Institutional"), the Fund's
sub-advisor to be eligible for investment by the Fund under applicable U.S.
Securities and Exchange Commission ("SEC") rules. See Appendix A for descriptions of the Fund's investment instruments referred to below, as well as discussions of the degrees of risk involved in such investment instruments.
INVESCO STABLE VALUE FUND
CERTIFICATES OF DEPOSIT IN FOREIGN BANKS AND U.S. BRANCHES OF FOREIGN BANKS --
The Fund may maintain time deposits in and invest in U.S. dollar denominated certificates of deposit ("CDs") issued by foreign banks and U.S. branches of foreign banks. The Fund limits investments in foreign bank obligations to U.S.
dollar denominated obligations of foreign banks which have more than $10 billion in assets, have branches or agencies in the U.S., and meet other criteria established by the Trust's Board of Trustees ("Board"). Investments in foreign securities involve special considerations. There is generally less publicly available information about foreign issuers since many foreign countries do not have the same disclosure and reporting requirements as are imposed by U.S.
securities laws. Moreover, foreign issuers are generally not bound by uniform
                                       3
accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Such investments may also entail the risks of possible imposition of dividend withholding or confiscatory taxes, possible currency blockage or transfer restrictions, expropriation, nationalization, or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries.
The Fund may also invest in bankers' acceptances, time deposits, and certificates of deposit of U.S. branches of foreign banks and foreign branches of U.S. banks. Investments in instruments of U.S. branches of foreign banks will be made only with branches that are subject to the same regulations as U.S.
banks. Investments in instruments issued by a foreign branch of a U.S. bank will be made only if the investment risk associated with such investment is the same as that involving an investment in instruments issued by the U.S. parent, with the U.S. parent unconditionally liable in the event that the foreign branch fails to pay on the investment for any reason.
COMMERCIAL PAPER -- The Fund may invest in commercial paper. The Fund may invest in fixed rate or variable rate commercial paper, issued by U.S. or foreign entities. Commercial paper is the term for short-term promissory notes issued by
U.S. or foreign corporations to meet current working capital needs. Commercial paper may be unsecured by the corporation's assets but may be backed by a letter of credit from a bank or other financial institution. The letter of credit enhances the commercial paper's creditworthiness. The issuer is directly responsible for payment but the bank "guarantees" that if the note is not paid at maturity by the issuer, the bank will pay the principal and interest to the buyer. A I M Advisors, Inc. (the "Advisor"), the Fund's investment advisor, or
INVESCO Institutional, the Fund's sub-advisor, will consider the creditworthiness of the institution issuing the letter of credit, as well as the creditworthiness of the issuer of the commercial paper, when purchasing paper enhanced by a letter of credit. Commercial paper is sold either in an interest-bearing form or on a discounted basis, with maturities not exceeding
270 days. Any commercial paper issued by a foreign entity and purchased by the
Fund must be U.S. dollar-denominated and must not be subject to foreign withholding tax at the time of purchase.
Commercial paper when purchased by the Fund must be rated in the highest short-term rating category by any two NRSROs (or one NRSRO if that NRSRO is the only such NRSRO which rates such security) or, if not so rated, must be believed by INVESCO or INVESCO Institutional, acting under the supervision of the board of trustees of the Fund, to be of comparable quality. Investing in foreign commercial paper generally involves risks similar to those described above relating to obligations of foreign banks or foreign branches and subsidiaries of
U.S. and foreign banks.
The Fund also may invest in variable rate master demand notes, which are a type of commercial paper. These notes represent a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.
For a description of commercial paper ratings, see Appendix B to this SAI.
                                       4
DEBT SECURITIES -- The Fund invests in debt securities including bonds, notes, and other securities that give the holder the right to receive fixed or determinable amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.
Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which the Fund has invested. A decline in interest rates tends to increase the market values of debt securities in which the Fund has invested.
Moody's and S&P ratings provide a useful guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated debt securities tend to offer higher interest rates. The Fund may invest up to 10% of its portfolio in lower-rated debt securities, commonly known as "junk bonds." Increasing the amount of Fund assets invested in unrated or lower-grade straight debt securities may increase the yield produced by the Fund's debt securities but will also increase the credit risk of those securities. A debt security is considered lower-grade if it is rated Ba or less by Moody's or BB or less by S&P at the time of purchase.
Lower-rated and non-rated debt securities of comparable quality are subject to wider fluctuations in yields and market values than higher-rated debt securities and may be considered speculative.
A significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could adversely affect their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely impact issuers of lower-rated debt securities. The market for lower-rated straight debt securities may not be as liquid as the market for higher-rated straight debt securities.
Debt securities rated Caa by Moody's may be in default or may present risks of non-payment of principal or interest. Lower-rated securities by S&P (categories
BB, B, or CCC) include those which are predominantly speculative because of the issuer's perceived capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.
Although bonds in the lowest investment grade debt category (those rated BBB by
S&P, Baa by Moody's or the equivalent) are regarded as having adequate capability to pay principal and interest, they have speculative characteristics.
Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher-rated bonds. Lower-rated bonds by Moody's (categories Ba, B, or Caa) are of poorer quality and also have speculative characteristics. Bonds rated Caa may be in default or there may be present elements of danger with respect to principal or interest. While such bonds likely will have some quality and
                                       5
protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Bonds having equivalent ratings from other rating services will have characteristics similar to those of the corresponding
S&P and Moody's ratings. For a specific description of S&P and Moody's corporate bond rating categories, please refer to Appendix A.
The Fund may invest in zero coupon bonds, step-up bonds, mortgage-backed securities, and asset-backed securities. Zero coupon bonds do not make regular interest payments. Zero coupon bonds are sold at a discount from face value.
Principal and accrued discount (representing interest earned but not paid) are paid at maturity in the amount of the face value. Step-up bonds initially make no (or low) cash interest payments but begin paying interest (or a higher rate of interest) at a fixed time after issuance of the bond. The market values of zero coupon and step-up bonds generally fluctuate more in response to changes in interest rates than interest-paying securities of comparable term and quality.
The Fund may be required to distribute income recognized on these bonds, even though no cash may be paid to the Fund until the maturity or call date of a bond, in order for the Fund to maintain its qualification as a regulated investment company. These required distributions could reduce the amount of cash available for investment by the Fund. Mortgage-backed securities represent interests in pools of mortgages while asset-backed securities generally represent interests in pools of consumer loans. Both of these are usually set up as pass-through securities. Interest and principal payments ultimately depend on payment of the underlying loans, although the securities may be supported, at least in part, by letters of credit or other credit enhancements or, in the case of mortgage-backed securities, guarantees by the U.S. government, its agencies or instrumentalities. The underlying loans are subject to prepayments that may shorten the securities' weighted average lives and may lower their returns.
DOMESTIC BANK OBLIGATIONS -- U.S. banks (including their foreign branches) issue
CDs and bankers' acceptances which may be purchased by the Fund if an issuing bank has total assets in excess of $5 billion and the bank otherwise meets the
Fund's credit rating requirements. CDs are issued against deposits in a commercial bank for a specified period and rate and are normally negotiable.
Eurodollar CDs are certificates issued by a foreign branch (usually London) of a
U.S. domestic bank, and, as such, the credit is deemed to be that of the domestic bank. Bankers' acceptances are short-term credit instruments evidencing the promise of the bank (by virtue of the bank's "acceptance") to pay at maturity a draft which has been drawn on it by a customer (the "drawer").
Bankers' acceptances are used to finance the import, export, transfer, or storage of goods and reflect the obligation of both the bank and the drawer to pay the face amount. Both types of securities are subject to the ability of the issuing bank to meet its obligations, and are subject to risks common to all debt securities. In addition, banker's acceptances may be subject to foreign currency risk and certain other risks of investment in foreign securities.
EUROBONDS AND YANKEE BONDS -- Bonds issued by foreign branches of U.S. banks
("Eurobonds") and bonds issued by a U.S. branch of a foreign bank and sold in the United States ("Yankee bonds"). These bonds are bought and sold in U.S.
dollars, but generally carry with them the same risks as investing in foreign securities.
                                       6
FOREIGN SECURITIES -- Investments in the securities of foreign companies, or companies that have their principal business activities outside the United
States, involve certain risks not associated with investments in U.S. companies.
Non-U.S. companies generally are not subject to the same uniform accounting, auditing, and financial reporting standards that apply to U.S. companies.
Therefore, financial information about foreign companies may be incomplete, or may not be comparable to the information available on U.S. companies. There may also be less publicly available information about a foreign company.
Although the volume of trading in foreign securities markets is growing, securities of many non-U.S. companies may be less liquid and have greater swings in price than securities of comparable U.S. companies. The costs of buying and selling securities on foreign securities exchanges is generally significantly higher than similar costs in the United States. There is generally less government supervision and regulation of exchanges, brokers, and issuers in foreign countries than there is in the United States. Investments in non-U.S.
securities may also be subject to other risks different from those affecting
U.S. investments, including local political or economic developments, expropriation or nationalization of assets, confiscatory taxation, and imposition of withholding taxes on dividends or interest payments. If it becomes necessary, it may be more difficult for the Fund to obtain or to enforce a judgment against a foreign issuer than against a domestic issuer.
FUTURES, OPTIONS, AND OTHER FINANCIAL INSTRUMENTS -- GENERAL. The advisor or sub-advisor may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of the Fund's investments or, in certain circumstances, for investment (E.G., as a substitute for investing in securities). These financial instruments include options, futures contracts
(sometimes referred to as "futures"), forward contracts, swaps, caps, floors, and collars (collectively, "Financial Instruments"). The policies in this section do not apply to other types of instruments sometimes referred to as derivatives, such as indexed securities, mortgage-backed and other asset-backed securities, stripped interest and principal of debt.
Hedging strategies can be broadly categorized as "short" hedges and "long" or
"anticipatory" hedges. A short hedge involves the use of a Financial Instrument in order to partially or fully offset potential variations in the value of one or more investments held in the Fund's portfolio. A long or anticipatory hedge involves the use of Financial Instruments (typically futures) in order to partially or fully offset potential increases in the acquisition cost of one or more investments that the Fund intends to acquire. In an anticipatory hedge transaction, the Fund does not already own a corresponding security. Rather, the hedge relates to a security or type of security that the Fund intends to acquire. If the Fund does not eliminate the hedge as it purchases the security as anticipated, the effect on the Fund's portfolio is the same as if a long position were entered into. Financial Instruments may also be used, in certain circumstances, for investment (E.G., as a substitute for investing in securities).
Financial Instruments on individual securities generally are used to attempt to hedge against price movements in one or more particular securities positions that the Fund already owns or intends to acquire. Financial Instruments on indexes, in contrast, generally are used to attempt to hedge all or a portion of a portfolio against price movements of the securities within a market sector in which the Fund has invested or expects to invest.
                                       7
The use of Financial Instruments is subject to applicable regulations of the
SEC, the several exchanges upon which they are traded, and the Commodity Futures
Trading Commission ("CFTC"). In addition, the Fund's ability to use Financial
Instruments will be limited by tax considerations. See "Tax Consequences of
Owning Shares of the Fund."
As an operating policy, the Fund will only purchase or sell a particular
Financial Instrument if the Fund is authorized to invest in the type of asset by which the return on, or value of, the Financial Instruments is primarily measured.
In addition to the instruments and strategies described below, the advisor or sub-advisor may use other similar or related techniques to the extent that they are consistent with the Fund's investment objective and permitted by its investment limitations and applicable regulatory authorities. The Fund's
Prospectuses or SAI will be supplemented to the extent that new products or techniques become employed involving materially different risks than those described below or in the Prospectuses.
SPECIAL RISKS.  Financial Instruments and their use involve special considerations and risks, certain of which are described below.
(1) Financial Instruments may increase the volatility of the Fund. If the advisor or sub-advisor employs a Financial Instrument that correlates imperfectly with the Fund's investments, a loss could result, regardless of whether or not the intent was to manage risk. In addition, these techniques could result in a loss if there is not a liquid market to close out a position that the Fund has entered.
(2) There typically is imperfect correlation between price movements of a
Financial Instrument and price movement of the investment(s) being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment(s), the hedge would not be fully successful. Additionally, certain kinds of trading activity that distorts the normal price relationship between the security being hedged and the
Financial Instrument. Similarly, the effectiveness of hedges using Financial
Instruments on indexes will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.
The direction of options and futures price movements can also diverge from the direction of the movements of the prices of their underlying instruments or index, even if the underlying instruments or index match the Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The Fund may take positions in options and futures contracts with a greater or lesser face value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases.
                                       8
(3) If successful, the above-discussed hedging strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements of portfolio securities. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if the Fund entered into a short hedge because the advisor and/or sub-advisor projected a decline in the price of a security in the
Fund's portfolio, and the price of that security increased instead, the gain from that increase would likely be wholly or partially offset by a decline in the value of the short position in the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss.
(4) The Fund's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the degree of liquidity of the market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the "counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.
(5) As described below, the Fund is required to maintain assets as "cover,"
maintain segregated accounts or make margin payments when they take positions in
Financial Instruments involving obligations to third parties (I.E., Financial
Instruments other than purchased options). If the Fund is unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or segregated accounts or make such payments until the position expired. These requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.
COVER. Positions in Financial Instruments, other than purchased options, expose the Fund to an obligation to another party. The Fund will not enter into any such transaction unless it owns (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its obligations to the extent not covered as provided in (1) above. The
Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate cash or liquid assets as segregated in the prescribed amount as determined daily.
Assets used as cover or held as segregated cannot be sold while the position in the corresponding Financial Instrument is open unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the
Fund's assets to cover or to hold as segregated could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.
OPTIONS. The Fund may engage in certain strategies involving options to attempt to manage the risk of its investments or, in certain circumstances, for investment (E.G., as a substitute for investing in securities). A call option gives the purchaser the right to buy, and obligates the writer to sell the
UNDERLYING INVESTMENT at the agreed-upon exercise price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy the underlying investment at the agreed-upon exercise price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract. See
                                       9
"Options on Indexes" below with regard to cash settlement of option contracts on index values.
The purchase of call options can serve as a hedge against a price rise of the underlier and the purchase of put options can serve as a hedge against a price decline of the underlier. Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the
Fund will be obligated to sell the security or currency at less than its market value.
Writing put options can serve as a limited long or anticipatory hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security or currency at more than its market value.
The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions. Options that expire unexercised have no value.
The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option, which is known as a closing purchase transaction.
Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option, which is known as a closing sale transaction. Closing transactions permit the Fund to realize profits or limit losses on an option position prior to its exercise or expiration.
RISKS OF OPTIONS ON SECURITIES. Options embody the possibility of large amounts of exposure, which will result in the Fund's net asset value being more sensitive to changes in the value of the related investment. The Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and its counterparty (usually a securities dealer or a bank)
with no clearing organization guarantee. Thus, when the Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option.
Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit from the transaction.
The Fund's ability to establish and close out positions in options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for
OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no
                                       10
assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to the option's expiration. If the Fund is not able to enter into an offsetting closing transaction on an option it has written, it will be required to maintain the securities subject to the call or the liquid assets underlying the put until a closing purchase transaction can be entered into or the option expires. However, there can be no assurance that such a market will exist at any particular time.
If the Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.
OPTIONS ON INDEXES. Puts and calls on indexes are similar to puts and calls on securities or futures contracts except that all settlements are in cash and changes in value depend on changes in the index in question. When the Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, upon exercise of the call, the purchaser will receive from the
Fund an amount of cash equal to the positive difference between the closing price of the index and the exercise price of the call times a specified multiple
("multiplier"), which determines the total dollar value for each point of such difference. When the Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When the Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put to deliver to the Fund an amount of cash equal to the positive difference between the exercise price of the put and the closing price of the index times the multiplier. When the Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the positive difference between the exercise price of the put and the closing level of the index times the multiplier.
The risks of purchasing and selling options on indexes may be greater than options on securities. Because index options are settled in cash, when the Fund writes a call on an index it cannot fulfill its potential settlement obligations by delivering the underlying securities. The Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.
Even if the Fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options.
When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level. As with other kinds of options, the Fund as the call writer will not learn what it has been assigned until the next business day. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common
                                       11
stock, because in that case the writer's obligation is to deliver the underlying security, not to pay its value as of a moment in the past. In contrast, the writer of an index call will be required to pay cash in an amount based on the difference between the closing index value on the exercise date and the exercise price. By the time the Fund learns what it has been assigned, the index may have declined. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure.
If the Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund nevertheless will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.
OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract.
While this type of arrangement allows the Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchange where they are traded.
Generally, OTC foreign currency options used by the Fund are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.
FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. When the Fund purchases or sells a futures contract, it incurs an obligation respectively to take or make delivery of a specified amount of the obligation underlying the contract at a specified time and price. When the Fund writes an option on a futures contract, it becomes obligated to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If the Fund writes a call, on exercise it assumes a short futures position. If it writes a put, on exercise it assumes a long futures position.
The purchase of futures or call options on futures can serve as a long or an anticipatory hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indexes. Similarly, writing put options on futures contracts can serve as a limited long or anticipatory hedge.
In addition, futures strategies can be used to manage the "duration" (a measure of anticipated sensitivity to changes in interest rates) and associated interest rate risk of the Fund's fixed-income portfolio. If the advisor and/or sub-advisor wishes to shorten the duration of the Fund's fixed-income portfolio
(i.e., reduce anticipated sensitivity), the Fund may sell an appropriate debt futures contract or a call option thereon, or purchase a put option on that futures contract. If the advisor wishes to lengthen the duration of the Fund's fixed-income portfolio (i.e., increase anticipated sensitivity), the Fund may
                                       12
buy an appropriate debt futures contract or a call option thereon, or sell a put option thereon.
At the inception of a futures contract, the Fund is required to deposit "initial margin" in an amount generally equal to 10% or less of the contract value, subject to the requirements discussed below related to futures contracts traded on a CFTC-regulated exchange that are not for BONA FIDE hedging purposes (as defined by the CFTC). Initial margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures or written option position varies, a process known as "marking-to-market." Unlike margin in securities transactions, initial margin on futures contracts and written options on futures contracts does not represent a borrowing on margin, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the
Fund may be required to increase the level of initial margin deposits. If the
Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities in order to do so at a time when such sales are disadvantageous.
Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. However, there can be no assurance that a liquid market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.
Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.
If the Fund were unable to liquidate a futures contract or an option on a futures contract position due to the absence of a liquid market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to continue to maintain the position being hedged by the futures contract or option or to continue to maintain cash or securities in a segregated account.
To the extent that the Fund enters into futures contracts, options on futures contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case that is not for BONA FIDE hedging purposes (as defined by the
CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. This policy does not limit to 5% the
                                       13
percentage of the Fund's assets that are at risk in futures contracts, options on futures contracts, and currency options.
RISKS OF FUTURES CONTRACTS AND OPTIONS THEREON. The ordinary spreads at a given time between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Due to the possibility of distortion, a hedge may not be successful.
Although stock index futures contracts do not require physical delivery, under extraordinary market conditions, liquidity of such futures contracts also could be reduced. Additionally, the advisor and/or sub-advisor may be incorrect in its expectations as to the extent of various interest rates, currency exchange rates or stock market movements or the time span within which the movements take place.
INDEX FUTURES. The risk of imperfect correlation between movements in the price of index futures and movements in the price of the securities that are the subject of a hedge increases as the composition of the Fund's portfolio diverges from the index. The price of the index futures may move proportionately more than or less than the price of the securities being hedged. If the price of the index futures moves proportionately less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective. Assuming the price of the securities being hedged has moved in an unfavorable direction, as anticipated when the hedge was put into place, the Fund would be in a better position than if it had not hedged at all, but not as good as if the price of the index futures moved in full proportion to that of the hedged securities.
However, if the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by movement of the price of the futures contract. If the price of the futures contract moves more than the price of the securities, the Fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge.
Where index futures are purchased in an anticipatory hedge, it is possible that the market may decline instead. If the Fund then decides not to invest in the securities at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.
COMBINED POSITIONS. The Fund may purchase and write options or futures in combination with each other, or in combination with futures or forward currency contracts, to manage the risk and return characteristics of its overall position. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to
                                       14
reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs.
TURNOVER. The Fund's options and futures activities may affect its turnover rates and brokerage commission payments. The exercise of calls or puts written by the Fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once the
Fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by the Fund may also cause the sale of related investments, increasing turnover. Although such exercise is within the
Fund's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. The Fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.
SWAPS, CAPS, FLOORS, AND COLLARS. The Fund is authorized to enter into swaps, caps, floors, and collars. Swaps involve the exchange by one party with another party of their respective commitments to pay or receive cash flows, E.G., an exchange of floating rate payments for fixed rate payments. The purchase of a cap or a floor entitles the purchaser, to the extent that a specified index exceeds in the case of a cap, or falls below in the case of a floor, a predetermined value, to receive payments on a notional principal amount from the party selling such instrument. A collar combines elements of buying a cap and selling a floor.
INTERFUND BORROWING AND LENDING PROGRAM -- Pursuant to an exemptive order issued by the Securities and Exchange Commission ("SEC") dated December 21, 1999, the
Fund may lend money to, and borrow money for temporary purposes from, other funds advised by the Advisor (as defined herein) or its affiliates. The Fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice.
The Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed.
INVESTMENT COMPANY SECURITIES -- To manage its daily cash positions, the Fund may invest in securities issued by other investment companies, including investment companies advised by the Advisor and its affiliates (pursuant to an exemptive order dated May 12, 1999), that invest in short-term debt securities and seek to maintain a net asset value of $1.00 per share ("money market funds"). The Fund also may invest in Exchange Traded Funds ("ETFs") that invest in securities that are consistent with the Fund's investment objective and policies. ETFs are investment companies that are registered under the Investment
Company Act of 1940 (the "1940 Act") as open-end funds or Unit Investment Trusts
("UITs"). ETFs are based on specific domestic and foreign indices. ETF shares are sold and redeemed at net asset value only in large blocks. In addition, national securities exchanges list ETF shares for trading, which allows investors to purchases and sell individual ETF shares among themselves at market prices throughout the day. The 1940 Act, limits investments in securities of other investment companies. These limitations include, among others, that,
                                       15
subject to certain exceptions, no more than 10% of the Fund's total assets may be invested in securities of other investment companies, no more than 5% of its total assets may be invested in the securities of any one investment company and the Fund may own no more than 3% of the outstanding shares of any investment company. As a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.
MORTGAGE-BACKED SECURITIES -- The Fund may invest in mortgage-backed securities which are interests in pools of mortgage loans that various governmental, government-related, and private organizations assemble as securities for sale to investors. Unlike most debt securities, which pay interest periodically and repay principal at maturity or on specified call dates, mortgage-backed securities make monthly payments that consist of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Since homeowners usually have the option of paying either part or all of the loan balance before maturity, the effective maturity or duration of a mortgage-backed security is often shorter than is stated.
In calculating its duration, the Fund may apply certain industry conventions regarding the duration of mortgage-backed instruments. Different analysts use different models and assumptions in making these determinations. The Fund uses an approach that INVESCO Institutional believes is reasonable in light of all relevant circumstances. If this determination is not borne out in practice, it cold positively or negatively affect the value of the Fund when market interest rates change. Increasing market interest rates generally extend the effective maturities of mortgage-backed securities, increasing their sensitivity to interest rate changes.
Governmental entities, private insurers, and the mortgage poolers may insure or guarantee the timely payment of interest and principal of these pools through various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit. The advisor will consider such insurance and guarantees and the creditworthiness of the issuers thereof in determining whether a mortgage-related security meets its investment quality standards. It is possible that the private insurers or guarantors will not meet their obligations under the insurance policies or guarantee arrangements.
Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA). GNMA is the principal governmental guarantor of mortgage-related securities. GNMA is a wholly-owned corporation of the U.S. government and it falls within the Department of Housing and Urban Development. Securities issued by GNMA are considered the equivalent of treasury securities and are backed by the full faith and credit of the U.S.
government. GNMA guarantees the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of
FHA-insured or VA-guaranteed mortgages. GNMA does not guarantee the market value or yield of mortgage-backed securities or the value of the Fund's shares. To buy
GNMA securities, the Fund may have to pay a premium over the maturity value of the underlying mortgages, which the Fund may lose if prepayment occurs.
                                       16
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA). FNMA is a government-sponsored corporation owned entirely by private stockholders. FNMA is regulated by the
Secretary of Housing and Urban Development. FNMA purchases conventional mortgages from a list of approved sellers and service providers, including state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Securities issued by
FNMA are agency securities, which means FNMA, but not the U.S. government, guarantees their timely payment of principal and interest.
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC). FHLMC is a stockholder owned corporation chartered by Congress in 1970 to increase the supply of funds that mortgage lenders, such as commercial banks, mortgage bankers, savings institutions, and credit unions, can make available to homebuyers and multifamily investors. FHLMC issues Participation Certificates (PCs) which represent interests in conventional mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.
Commercial Banks, Savings And Loan Institutions, Private Mortgage Insurance
Companies, Mortgage Bankers, and Other Secondary Market Issuers. Commercial
banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by GNMA, FNMA & FHLMC because they are not guaranteed by a government agency.
STRIPPED MORTGAGE-BACKED SECURITIES. Stripped mortgage-backed securities are derivative multiple class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportion of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest ("interest only" or
"IO" class) while the other class will receive the entire principal ("principal only" or "PO" class). The cash flow and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of interest only and principal only stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities. The Fund's Wrapper Agreements may prohibit investments in IOs and
POs.
COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS). CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond,
CMOs usually pay interest monthly and have a more focused range of principal payment dates than pass-through securities. While whole mortgage loans may
                                       17
collateralize CMOs, mortgage-backed securities guaranteed by GNMA, FHLMC, or
FNMA and their income streams more typically collateralize them.
A Real Estate Mortgage Investment Conduit ("REMIC") is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended, and is an investment in certain mortgages primarily secured by interests in real property and other permitted investments.
CMOs are structured into multiple classes, each bearing a different stated
maturity. Each class of CMO or REMIC certificate, often referred to as a
"tranche," is issued at a specific interest rate and must be fully retired by its final distribution date. Generally, all classes of CMOs or REMIC certificates pay or accrue interest monthly. Investing in the lowest tranche of
CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities.
RISKS OF MORTGAGE-BACKED SECURITIES. Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways. For example, payments of interest and principal are more frequent (usually monthly) and their interest rates are sometimes adjustable. In addition, a variety of economic, geographic, social, and other factors, such as the sale of the underlying property, refinancing, or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, the Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.
MORTGAGE DOLLAR ROLLS -- The Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar, but not identical
(same type, coupon and maturity), securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities.
The Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the
"drop") or fees income and by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction.
The Fund may enter into both covered and uncovered rolls. At the time the Fund enters into a dollar roll transactions, it will segregate, with an approved custodian, cash or liquid securities having a value not less than the repurchase price (including accrued interest) and will subsequently monitor the segregated assets to ensure that its value is maintained.
SECURITIES LENDING -- The Fund may from time to time loan securities from its portfolio to brokers, dealers, and financial institutions to earn income or generate cash for liquidity. When the Fund lends securities it will receive collateral in cash or U.S. Treasury obligations which will be maintained, and with regard to cash, invested, at all times in an amount equal to at least 100%
of the current market value of the loaned securities. All such loans will be made according to the guidelines of the SEC and the Board. The Fund may at any time call such loans to obtain the securities loaned. If the borrower of the securities should default on its obligation to return the securities borrowed, the value of the collateral may be insufficient to permit the Fund to reestablish its position by making a comparable investment due to changes in market conditions, or the Fund may be unable to exercise certain ownership rights. The Fund will be entitled to earn interest paid upon investment of the
                                       18
cash collateral or to the payment of a premium or fee for the loan. The Fund may pay reasonable fees in connection with such loans, including payments to the borrower and to one or more securities lending agents (each an "Agent").
The Advisor provides the following services in connection with the securities lending activities of the Fund: (a) oversees participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assists the Agent in determining which specific securities are available for loan; (c) monitors the Agent's loan activities to ensure that securities loans are effected in accordance with the Advisor's instructions and with procedures adopted by the Board; (d) prepares appropriate periodic reports for, and seeks appropriate approvals from, the Board with respect to securities lending activities; (e) responds to Agent inquiries; and
(f) performs such other duties as necessary. The Advisor intends to seek necessary approvals to enable it to earn compensation for providing such services.
The Fund has obtained an exemptive order from the SEC allowing it to invest uninvested cash balances and cash collateral received in connection with securities lending in money market funds that have the Advisor or an affiliate of the Advisor as an investment advisor.
TEMPORARY DEFENSIVE POSITION -- From time to time, on a temporary basis for defensive purposes, the Fund may also hold 100% of its assets in cash or invest in taxable short term investments ("taxable investments"), including obligations of the U.S. government, its agencies or instrumentalities; commercial paper limited to obligations which are rated by at least two NRSROs - generally S&P and Moody's - in the highest rating category (A-1 by S&P and P-1 by Moody's), or by one NRSRO if such obligations are rated by only one NRSRO; certificates of deposit of U.S. banks, including foreign branches of U.S. banks; time deposits;
and repurchase agreements with respect to any of the foregoing with registered broker-dealers, registered government securities dealers or banks.
TBA PURCHASE COMMITMENTS -- The Fund may enter into TBA purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding
45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities.
U.S. DOLLAR-DENOMINATED DOMESTIC AND FOREIGN FIXED INCOME SECURITIES -- The Fund
may invest in the dollar-denominated debt securities of foreign companies.
Investing in the securities of foreign companies involves more risks than investing in securities of U.S. companies. Their value is subject to economic and political developments in the countries where the companies operate and to changes in foreign currency values. Values may also be affected by foreign tax laws, changes in foreign economic or monetary policies, exchange control regulations and regulations involving prohibitions on the repatriation of foreign currencies.
In addition, the relative performance of various countries' fixed income markets historically has reflected wide variations relating to the unique characteristics of such country's economy. Year-to-year fluctuations in certain
                                       19
markets have been significant, and negative returns have been experienced in various markets from time to time.
U.S. DOLLAR-DENOMINATED SOVEREIGN AND SUPRANATIONAL FIXED INCOME SECURITIES. --
The Fund may invest in U.S. dollar-denominated foreign government debt securities which include debt obligations issued or guaranteed by national, state or provincial governments or similar political subdivisions and quasi-governmental and supranational entities (collectively, "sovereign debt obligations"). Sovereign debt obligations, especially those of developing countries, may involve a high degree of risk. The issuer of such an obligation or the governmental authorities that control the repayment of the obligation may be unable or unwilling to repay principal and intrusted when due and may require renegotiations or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors. Quasi-governmental and supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include, but are not limited to, the
International Bank for Reconstruction and Development (the "World Bank"), the
Japanese Development Bank, the Asian Development Bank and the Inter-American
Development Bank. Currently, the Fund intends to invest only in obligations issued or guaranteed by the Asian Development Bank, the Inter-American
Development Bank, the World Bank, the African Development Bank, the European
Coal and Steel Community, the European Economic Community, the European
Investment Bank and the Nordic Investment Bank. Foreign government securities also include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.
U.S. GOVERNMENT SECURITIES -- The Fund may invest in obligations issued or guaranteed by the U.S. government and include (1) direct obligations of the U.S.
Treasury and (2) obligations issued by U.S. government agencies and instrumentalities. Direct obligations of the U.S. Treasury include Treasury
Bills, Notes, and Bonds. Treasury Bills have a maturity of one year or less,
Treasury Notes generally have a maturity of one to ten years, and Treasury Bonds generally have maturities of more than ten years at the date of issuance.
Obligations issued by agencies and instrumentalities of the U.S. government include (1) instruments that are supported by the full faith and credit of the
U.S. such as certificates issued by Government National Mortgage Association
("GNMA"), (2) instruments that are supported by the right of the issuer to borrow from the U.S. Treasury such as securities of Federal Home Loan Banks, and
(3) instruments that are supported by the credit of the instrumentality such as
Federal National Mortgage association (FNMA) and Federal Home Loan Mortgage
Corporation (FHLMC). GNMA Certificates are mortgagebacked securities representing part ownership of a pool of mortgage loans. These loans issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. government. The market value of GNMA Certificates is not guaranteed. GNMA Certificates are different from bonds because principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity, as is the case with a bond. GNMA Certificates are called
                                       20
"pass-through" securities because both interest and principal payments
(including prepayments) are passed through to the holder of the GNMA
Certificate.
Other United States government debt securities, such as securities of the
Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury. Others, such as bonds issued by Fannie Mae, a federally chartered private corporation, are supported only by the credit of the corporation. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the agency issuing or guaranteeing the obligation in the event the agency or instrumentality does not meet its commitments. The U.S. government may choose not to provide financial support to
U.S. government-sponsored agencies or instrumentalities if it is not legally obligated to do so. The Fund will invest in securities of such instrumentalities only when the Advisor is satisfied that the credit risk with respect to any such instrumentality is comparatively minimal.
WRAPPER AGREEMENTS -- The Fund will enter into Wrapper Agreements. Wrapper
Agreements are used in order to help the Fund maintain a stable NAV. In general,
Wrapper Agreements are contracts with financial institutions that obligate the issuer ("Wrapper Provider") to maintain the book value of the Fund's bond investments covered by the Wrapper Agreement ("Covered Assets"). Book value is the purchase price of the Fund's bond investments, plus interest accrued daily at a rate specified by the Wrapper Provider from time to time ("the crediting rate"), minus net shareholder redemptions and other expenses. Book value may be further reduced by the removal, at book value, of any Covered Asset in default, as defined under the terms of the Wrapper Agreement. Generally, the Wrapper
Agreements will require payments to the Fund when the book value exceeds the market value of the Fund's Covered Assets, the market value of the Covered
Assets has been reduced to zero, and the Fund is obligated to pay shareholder redemptions and other expenses. Conversely, the Wrapper Agreements generally will require the Fund to pay the Wrapper Provider when the market value of the covered assets exceeds their book value and the book value of the Fund's assets is zero. The Wrapper Agreements may also require payments upon certain events of default or termination.
Market value is the daily market value of all Covered Assets, plus interest accrued at market rates on the Covered Assets, minus any withdrawals from the wrapped account at book value (including Fund expense payments, transfers to the cash account, Wrapper Agreement fees, and shareholder redemptions), plus any redemption fees paid to the Fund. The Fund expects to monitor the book value and the market value of the assets covered by Wrapper Agreements daily, and will compute a ratio of the market to book value on each business day.
The following paragraphs pertain to Wrapper Agreements: Credit Default,
Crediting Rate, Diversification and Liquidity, Wrapper Agreement Conditions,
Wrapper Agreement Terms, Wrapper Providers, and Withdrawals from Covered Assets.
CREDIT DEFAULT. Wrapper Agreements may require the disposition of securities in credit default in order to maintain the book value coverage of the Fund's
Covered Assets. A credit default may occur if the issuer of a security fails to make one or more principal or interest payments or becomes insolvent. Under the
Fund's Wrapper Agreements, a credit default may be deemed to occur with respect to the covered assets only to the extent that the book value of all investments
                                       21
subject to a credit default event exceeds a certain percentage (e.g., 5%) of the book value of the covered assets. The Fund may be required to dispose of the defaulted securities in excess of the agreed-upon limit within a specified time period in order to retain book value coverage, or the defaulted securities in excess of the limit shall be deemed to be removed immediately from the covered assets, will no longer be eligible to be covered at book value under the Wrapper
Agreements, and the Fund's NAV may decline.
CREDITING RATE. Wrapper Agreements typically provide that the book value of the
Covered Assets includes interest accrued at the crediting rate, which is calculated pursuant to a standardized formula specified in the Wrapper
Agreements. The crediting rate is based on the current yield-to-maturity of the
Covered Assets, plus or minus amortization of the difference between the market value and book value of the Covered Assets over the duration of the Covered
Assets at the time of computation. The crediting rate is directly affected by changes in market value of the covered assets. Generally, if market value increases, the crediting rate increases. If market value decreases, the crediting rate decreases. Generally, the crediting rate is the mechanism that the Wrapper Provider uses to manage the differential between market and book value over the life of the Wrapper Agreement, and to reduce or eliminate its payment obligations at the maturity of the Wrapper Agreement. The crediting rate can be adjusted periodically and is expected to be adjusted no less frequently than weekly. The Fund declares a daily dividend based on the crediting rate accrued on the Covered Assets plus interest accrued on cash assets, minus accrued Fund expenses including Wrapper Agreement fees. Under certain conditions in which market value of the Covered Assets has fallen substantially below their book value, the crediting rate may be reduced to zero percent, but cannot fall below zero percent.
DIVERSIFICATION AND LIQUIDITY. As a diversified fund, the Fund generally limits its investments in any one issuer to 25% of the Fund's total assets. The Fund intends to diversify its holdings in Wrapper Agreements (although, at the outset, it may have a single Wrapper Agreement), and anticipates that the fair value of a Wrapper Agreement at time of purchase will be zero, E.G., book value will equal market value on inception date. However, it is possible that over time one Wrapper Provider may cover up to 100% of the Fund's bond investments.
Although the Fund does not anticipate that the fair value of a Wrapper Agreement would exceed 25% of the Fund's assets, in conditions in which market value is substantially below book value or in which the Fund is relying on the Wrapper
Provider for payment of shareholder redemptions, the value of the Wrapper
Agreement coverage by one or more Wrapper Providers may exceed 25% of the Fund's assets. For the reasons described below, the Fund does not intend to terminate
Wrapper Agreement coverage at that time nor to restrict its ability to replace or add Wrapper Agreement coverage under those conditions. Wrapper Agreements are deemed illiquid investments by the Fund.
WRAPPER AGREEMENT CONDITIONS. The Fund's Wrapper Agreements impose conditions on both the Fund and the Wrapper Provider. Assuming these conditions are met and neither the Fund nor the Wrapper Provider is in default, the Fund can buy and sell Covered Assets and process shareholder redemptions by the sale of covered assets.
If an event of default, within the meaning of the Wrapper Agreement, occurs and is not cured (corrected), the non-defaulting party may terminate the Wrapper
Agreement. Depending on the terms of the particular Wrapper Agreement, the
                                       22
following may cause the Fund to be in default: a breach of a material obligation under the Wrapper Agreement; a material misrepresentation; a change in the
Advisor's or INVESCO Institutional's discretion to manage the Fund, unless a successor is appointed and agreed to by the Wrapper Provider; a material amendment to the Fund's Prospectuses without notice to the Wrapper Provider; and
an uncured prospectus violation. The Wrapper Provider may be in default if it breaches a material obligation under the Wrapper Agreement; makes a material misrepresentation; becomes insolvent within the meaning of the Wrapper Agreement
(an insolvency may occur if the issuer is dissolved, cannot pay its debts, makes an assignment for the benefit of creditors, institutes bankruptcy or insolvency proceedings, enters receivership, has a secured party take action against its assets, or consents to any of the foregoing); or its rating falls below specified levels.
In addition to the events of default listed above, if the Fund underperforms, as indicated by a formula set forth in the Wrapper Agreement, or the Fund is terminated, the Wrapper Provider may require the Fund to make a fixed-term election and require the Covered Assets to be conservatively managed until final termination of the Wrapper Agreement.
WRAPPER AGREEMENT TERMS. The terms of the Wrapper Agreements generally provide for settlement of payments only upon termination of the Wrapper Agreement or total liquidation of the Covered Assets. Generally, payments will be made pro-rata, based on the percentage of assets covered by each Wrapper Provider.
Wrapper Agreement termination occurs whenever the book value or market value of the Covered Assets reaches zero or upon certain events of default. If the
Wrapper Agreement terminates due to Wrapper Provider default, the Wrapper
Provider will be required to pay to the Fund the excess, if any, of book value over market value of the Covered Assets on the date of termination. If the
Wrapper Agreement terminates when the market value equals zero, the Wrapper
Provider will pay the excess of book value over market value to the Fund to the extent necessary for the fund to satisfy redemption requests. If the Wrapper
Agreement terminates when the book value of the Covered Assets equals zero, no more shareholders would remain in the Fund and the Fund would be required to pay the Wrapper Agreement issuer the excess, if any, of market value over book value. Wrapper Agreement termination also may occur upon default, at the option of the non-defaulting party, or, in some cases, by either party upon election and notice.
The Wrapper Agreements in which the Fund invests generally establish a hierarchy of Fund sources from which withdrawals and redemptions will be processed. Some
Wrapper Agreements may require that the Fund maintain a specified percentage of its total assets in cash and cash equivalents, to be used for the payment of redemptions and fund expenses. Generally, cash and cash equivalents must be depleted before redemptions are processed from Covered Assets; however, the Fund may elect to redeem from Covered Assets if a redemption from cash or cash equivalents would reduce the cash or cash equivalents to less than a certain percentage (E.G., 2%) of the Fund's net assets.
The Fund expects its Wrapper Agreements will require that the Covered Assets have a specified duration (typically a maximum of 5 years), consist of specified types of securities, be allocated among a number of issuers, and/or be of a specified investment quality (at least investment grade).
                                       23
WRAPPER PROVIDERS. Each Wrapper Agreement will be a binding, contractual commitment from a creditworthy third-party issuer. Wrapper Providers may be insurance companies, banks, or other financial institutions. The Fund expects to pay Wrapper Providers fees based on a percentage of the book value of Covered
Assets. The Fund will enter into Wrapper Agreements with Wrapper Providers whose creditworthiness has been reviewed and is consistent with policies and procedures adopted by the board of trustees. The Fund may enter into negotiations with multiple Wrapper Providers, with each Wrapper Agreement covering assets up to a specified percentage that, in the aggregate, equals the book value of the Covered Assets on each business day. If a Wrapper Provider becomes obligated to pay the Fund the difference between book and market value of the Covered Assets, each Wrapper Provider will pay its allocable share pursuant to a pro-rata formula provided in the Wrapper Agreements. The Fund may substitute or add Wrapper Providers under Wrapper Agreements with similar terms whenever necessary.
Withdrawals from Covered Assets. Additions to and withdrawals from the Covered
Assets are processed at book value and related adjustments are made to market value. In most cases, large withdrawals from the Covered Assets will be due to shareholder redemptions. Covered Assets may be sold to pay the proceeds of shareholder redemptions based on book value. The amount of Covered Assets sold is based on the actual market value of Covered Assets, which may be more or less than book value. A Wrapper Provider generally is not obligated to require actual payment of the difference between market and book value at the time of each redemption. Thus, when the market value of Covered Assets is below book value and there are significant withdrawals, the market value declines by a pro-rata percentage of the withdrawal plus an additional factor equal to the excess of book value over market value for that withdrawal. This factor reduces the market value of assets available to all remaining shareholders, and reduces the market to book ratio. The reduction in the market to book ratio also reduces the crediting rate paid to all remaining shareholders by incorporating the additional market value reduction into a lower crediting rate accruing over the remaining term of the Wrapper Agreement. These market value changes are independent of any changes due to market movements in the value of the Fund's bond investments, and are solely due to the operation of the Wrapper Agreement.
OTHER POLICIES RELEVANT TO THE FUND
REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements
("REPOs"), and reverse repurchase agreements. This is a way to invest money for short periods. A REPO is an agreement under which the Fund acquires a debt security and then resells it to the seller at an agreed-upon price and date
(normally, the next business day). The repurchase price represents an interest rate effective for the short period the debt security is held by the Fund, and is unrelated to the interest rate on the underlying debt security. A repurchase agreement is often considered a loan collateralized by securities. The collateral securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement. The collateral securities are held by the Fund's custodian bank until the repurchase agreement is completed.
The Fund may enter into repurchase agreements and reverse repurchase agreements with financial institutions that are creditworthy under standards established by the Advisor. The Advisor must use these standards to review the creditworthiness
                                       24
of any financial institution that is a party to a REPO. REPOs maturing in more than seven days are considered illiquid securities.
As noted above, the Fund use REPOs as a means of investing cash for short periods of time. Although REPOs are considered to be highly liquid and comparatively low-risk, the use of REPOs does involve some risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the
Fund may incur a loss on the sale of the collateral security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. See Appendix A to this
SAI for a discussion of these agreements and the risks involved with such transactions.
ASSET-BACKED SECURITIES. These securities are interests in pools of a broad range of assets, such as automobile loans, computer leases, and credit card receivables. Like mortgage-backed securities, these securities are pass-through.
In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.
Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.
To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool in a timely fashion ("liquidity protection"). In addition, asset-backed securities may include insurance, such as guarantees, policies, or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool ("credit support"). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.
The Fund may also invest in residual interests in asset-backed securities, which is the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual
                                       25
cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.
ILLIQUID SECURITIES -- Securities that do not trade on stock exchanges or in the over-the-counter market, or have restrictions on when and how they may be sold, are generally considered to be "illiquid." An illiquid security is one that the
Fund may have difficulty -- or may even be legally precluded from -- selling at any particular time. The Fund may invest in illiquid securities, including restricted securities and other investments that are not readily marketable. The
Fund does not currently intend to purchase any such security if, as a result, more than 15% of Stable Value Fund's net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Repurchase agreements maturing in more than seven days and Wrapper
Agreements are considered illiquid for purposes of this restriction.
The principal risk of investing in illiquid securities is that the Fund may be unable to dispose of them at the time desired or at a reasonable price. In addition, in order to resell a restricted security, the Fund might have to bear the expense and incur the delays associated with registering the security with the SEC, and otherwise obtaining listing on a securities exchange or in the over-the-counter market.
SECTION 4(2) AND RULE 144A SECURITIES -- The Fund also may invest in securities that can be resold to institutional investors pursuant to Section 4(2) or Rule
144A under the Securities Act of 1933, as amended (the "1933 Act"). In recent years, a large institutional market has developed for many such securities.
Institutional investors generally cannot sell these such securities to the general public but instead will often depend on an efficient institutional market in which securities can readily be resold to other institutional investors, or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions does not necessarily mean that such securities are illiquid. Institutional markets for these may provide both reliable market values for them and enable the Fund to sell such an investment when appropriate. For this reason, the Board has concluded that if a sufficient institutional trading market exists for a given security, it may be considered
"liquid," and not subject to the Fund's limitations on investment in restricted securities. The Board has given the Advisor the day-to-day authority to determine the liquidity of Section 4(2) and Rule 144A Securities, according to guidelines approved by the Board. The principal risk of investing in these
Securities is that there may be an insufficient number of qualified institutional buyers interested in purchasing a security held by the Fund, and the Fund might be unable to dispose of such security promptly or at reasonable prices.
WHEN-ISSUED/DELAYED DELIVERY -- The Fund normally buy and sell securities on an ordinary settlement basis. That means that the buy or sell order is sent, and the Fund actually takes delivery or gives up physical possession of the security on the "settlement date," which is three business days later. However, the Fund also may purchase and sell securities on a when-issued or delayed delivery basis.
                                       26
When-issued or delayed delivery transactions occur when securities are purchased or sold by the Fund and payment and delivery take place at an agreed-upon time in the future. The Fund may engage in this practice in an effort to secure an advantageous price and yield. However, the yield on a comparable security available when delivery actually takes place may vary from the yield on the security at the time the when-issued or delayed delivery transaction was entered into. When the Fund engages in when-issued and delayed delivery transactions, it relies on the seller or buyer to consummate the sale at the future date. If the seller or buyer fails to act as promised, that failure may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. No payment or delivery is made by the Fund until it receives delivery or payment from the other party to the transaction. However, fluctuation in the value of the security from the time of commitment until delivery could adversely affect the Fund.
PORTFOLIO SECURITIES LOANS -- The Trust, on behalf of the Fund, may lend limited amounts of the Fund's portfolio securities (not to exceed 33 1/3% of the Fund's total assets). Because there could be delays in recovery of loaned securities or even a loss of rights in collateral should the borrower fail financially, loans will be made only to firms deemed by the Advisor or INVESCO Institutional to be of good standing and will not be made unless, in the judgment of the Advisor or
INVESCO Institutional, the consideration to be earned from such loans would justify the risk. The Advisor will evaluate the creditworthiness of such borrowers in accordance with procedures adopted and monitored by the board of trustees. It is expected that the Company, on behalf of the applicable Fund, will use the cash portions of loan collateral to invest in short-term income producing securities for the Fund's account and that the Company may share some of the income from these investments with the borrower. See "Portfolio
Securities Loans" at Appendix A to this SAI.
INVESTMENT RESTRICTIONS
The investment restrictions set forth below have been adopted by each respective
Fund and, unless identified as non-fundamental policies, may not be changed without the affirmative vote of a majority of the outstanding voting securities of that Fund. As provided in the 1940 Act, a "vote of a majority of the outstanding securities of the Fund" means the affirmative vote of the lesser of
(1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except with respect to borrowing, changes in values of a particular Fund's assets will not cause a violation of the following investment restrictions so long as percentage restrictions are observed by such Fund at the time it purchases any security.
The Fund may not:
        1. purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, municipal securities or securities issued or guaranteed by domestic banks, including U.S. branches of foreign banks and foreign branches of U.S. banks) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the Fund will invest more than 25% of its total assets in the financial services industry;
                                       27
        2. with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (i) more than
        5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer;
        3. underwrite securities of other issuers, except insofar as it may be deemed to be an underwriter under the Securities Act of 1933 (the "1933
        Act"), as amended, in connection with the disposition of the Fund's portfolio securities;
        4. borrow money, except that the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed)
        less liabilities (other than borrowings);
        5. issue senior securities, except as permitted under the 1940 Act;
        6. lend any security or make any loan if, as a result, more than 33 1/3%
        of its total assets would be lent to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements;
        7. purchase or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments; or
        8. purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).
        9. The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by the Advisor or an affiliate or a successor thereof, with substantially the same fundamental investment objective, policies, and limitations as the Fund.
In addition, the Fund has the following non-fundamental policies, which may be changed without shareholder approval:
        A. The Fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that (i)
        this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments, (ii) the
        Fund may obtain such short-term credits as are necessary for the clearance of transactions, and (iii) the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments.
                                       28
        B. The Fund may borrow money only from a bank or from an open-end management investment company managed by the Adviser or an affiliate or a successor thereof for temporary or emergency purposes (not for leveraging or investing) or by engaging in reverse repurchase agreements with any party (reverse repurchase agreements will be treated as borrowings for purposes of fundamental limitation (4)).
        C. The Fund does not currently intend to purchase any security if, as a result, more than 15% of the Fund's net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
        D. The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the
        Fund's investment objective and policies and permissible under the 1940
        Act.
        E. With respect to fundamental limitation (1), domestic and foreign banking will be considered to be different industries.
MANAGEMENT OF THE FUND
THE INVESTMENT ADVISOR
On November 25, 2003, the series portfolios of AIM Treasurer's Series Funds,
Inc., a Maryland corporation (the "Company"), were redomesticated into series portfolios of AIM Treasurer's Series Trust, a Delaware statutory trust. Prior to
November 25, 2003, INVESCO Funds Group, Inc. ("INVESCO") served as the investment advisor for each series portfolio of the Company.
Effective November 25, 2003, AIM Advisors, Inc. ("AIM") will serve as the investment advisor for the Fund. INVESCO Institutional (N.A.), Inc. ("INVESCO
Institutional") will serve as the sub-adviser for the Fund. INVESCO and AIM are referred to herein, as appropriate, as the "Advisor."
AIM, located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 was
organized in 1976 and along with its subsidiaries, manages or advises over 190 investment portfolios, encompassing a broad range of investment objectives. AIM is a direct wholly-owned subsidiary of AIM management Group, Inc. ("AIM
Management"), a holding company that has been engaged in the financial services business since 1976.
INVESCO Institutional, located at One Midtown Plaza, 1360 Peachtree Street,
N.E., Suite 100, Atlanta, GA 30309 will be responsible for the Fund's day-to-day management, including the Fund's investment decisions and the execution of securities transactions with respect to the funds. INVESCO Institutional is an affiliate of INVESCO.
AIM, INVESCO and INVESCO Institutional are each an indirect, wholly-owned subsidiary of AMVESCAP PLC, a publicly traded holding company. Through its subsidiaries, AMVESCAP PLC engages in the business of investment management on an international basis. AMVESCAP PLC is one of the largest independent
                                       29
investment management businesses in the world, with approximately $345.2 billion in assets under management as of September 30, 2003.
AMVESCAP PLC's North American subsidiaries include:
   AMVESCAP Retirement, Inc. ("ARI"), Atlanta, Georgia, develops and provides domestic and international defined contribution retirement plan services to plan sponsors, institutional retirement plan sponsors and institutional plan providers.
      AMVESCAP National Trust Company (formerly known as Institutional Trust
      Company doing business as INVESCO Trust Company) ("ANTC"), a wholly-owned subsidiary of ARI, maintains an institutional retirement trust containing
      34 collective trust Fund designed specifically for qualified plans. ANTC provides retirement account custodian and/or trust services for individual retirement accounts ("IRAs") and other retirement plan accounts. ANTC acts as a directed, non-discretionary trustee or custodian for such plans.
      INVESCO Institutional (N.A.), Inc., Atlanta, Georgia, manages individualized investment portfolios of equity, fixed-income, and real estate securities for institutional clients, including mutual funds and collective investment entities. INVESCO Institutional (N.A.), Inc.
      includes the following Divisions:
            INVESCO Capital Management Group, Atlanta, Georgia, manages institutional investment portfolios, consisting primarily of discretionary employee benefit plans for corporations and state and local governments, and endowment funds.
            INVESCO National Asset Management Division, Louisville, Kentucky,
            provides investment advisory services to employee pension and profit sharing plans, endowments and foundations, public plans, unions
            (Taft-Hartley), mutual funds and individuals.
            INVESCO Fixed Income/Stable Value Division, Atlanta, Georgia,
            provides customized low volatility fixed income solutions to 401(k),
            457, and other tax qualified retirement plans.
            INVESCO Financial Institutions Group, Atlanta, Georgia, provides investment management services through separately managed account programs offered by brokerage firms.
            INVESCO Structured Products Group, Atlanta, Georgia, is responsible for tactical asset allocation and managed futures products, and quantitative stock selection products. This group develops forecasting models for domestic stock and bond markets and manages money for clients in products based on these forecasting models.
            INVESCO Realty Advisors Division, Dallas, Texas, is responsible for providing advisory services to discretionary and non-discretionary accounts with respect to investments in real estate, mortgages,
                                       30
            private real estate partnership interests, REITs, and publicly traded stocks of companies deriving substantial revenues from real estate industry activities.
            INVESCO Multiple Asset Strategies Group, Atlanta, Georgia, maintains a complex set of fundamentally based quantitative models used as a primary basis for asset allocation decisions. The group's main product is global asset allocation.
      A I M Advisors, Inc., Houston, Texas, provides investment advisory and administrative services for retail and institutional mutual funds.
      A I M Capital Management, Inc., Houston, Texas, provides investment advisory services to individuals, corporations, pension plans, and other private investment advisory accounts, and also serves as a sub-advisor to certain retail and institutional mutual funds, one Canadian mutual fund, and one portfolio of an open-end registered investment company that is offered to separate accounts of insurance companies.
      A I M Distributors, Inc. and Fund Management Company, Houston, Texas, are
      registered broker-dealers that act as the principal underwriters for retail and institutional mutual funds.
The corporate headquarters of AMVESCAP PLC are located at 30 Finsbury Square,
London, EC2A 1AG England.
INVESTMENT ADVISORY AGREEMENT
AIM is responsible for supervising all aspects of the Fund's operations and providing investment advisory services to the Fund. AIM will obtain and evaluate economic, statistical and financial information to formulate and implement investment programs for the Fund. The advisory agreement provides that, in fulfilling its responsibilities, AIM may engage the services of other investment managers with respect to the Fund. The investment advisory services of AIM and the investment sub-advisory services of the sub-advisor to the Fund are not exclusive and AIM and the sub-advisor are free to render investment advisory services to others, including other investment companies.
Under the advisory agreement, AIM is also responsible for furnishing to the
Fund, at AIM's expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Fund, in the judgment of the trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of the Fund's accounts and records, and preparation of all requisite corporate documents, such as tax returns and reports to the SEC and shareholders.
The advisory agreement provides that the Fund will pay or cause to be paid all ordinary business expenses of the Fund not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, accounting, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and
                                       31
repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustee and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of the Fund in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Fund's shareholders.
AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.
As full compensation for its advisory services to the Fund, AIM is entitled to receive a monthly fee from the Fund. The fee is calculated for Stable Value Fund at the annual rate of 0.60% of the Fund's average net assets.
AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors.
During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year.
Contractual fee waivers or reductions may not be terminated or amended to the
Funds' detriment during the period stated in the agreement between AIM and the
Fund. AIM has agreed to assume all voluntary and contractual fee waiver and reimbursement arrangements discussed above in the section entitled "The
Investment Advisory Agreement with INVESCO" and in the Funds' Prospectus.
AIM's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, the Fund participating in a securities lending program will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. AIM currently intends to waive such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.
Since Stable Value Fund was not offered as of the date of this SAI, no advisory fees have been paid with respect to the Fund.
                                       32
THE SUB-ADVISORY AGREEMENT
INVESCO Institutional serves as sub-advisor to Stable Value Fund pursuant to a sub-advisory agreement dated _______________, 2003 (the "INVESCO Institutional
Sub-Advisory Agreement") with INVESCO.
BOARD APPROVAL OF ADVISORY AGREEMENT
At the request of AIM, the Board discussed the approval of the advisory agreement at an in-person meeting held on August 12-13, 2003. The trustees who are not affiliated with the Advisor (the "Independent Trustees") also discussed the approval of the advisory agreement with independent counsel prior to that meeting. In evaluating the advisory agreement, the Board requested and received information from AIM to assist in its deliberations.
The Board considered the following factors in determining reasonableness and fairness of the proposed changes between the then-current advisory agreement with INVESCO and the advisory agreement with AIM:
     o    THE QUALIFICATIONS OF AIM TO PROVIDE INVESTMENT ADVISORY SERVICES. The
          Board reviewed the credentials and experience of the officers and employees of AIM who would provide investment advisory services to the
          Fund, and noted that the persons providing portfolio management services to the Fund would not change if the advisory agreement with
          AIM is approved by shareholders.
     o    THE RANGE OF ADVISORY SERVICES PROVIDED BY AIM. The Board reviewed the services to be provided by AIM under the advisory agreement, and noted
          that no material changes in the level or type of services provided under the then-current advisory agreement with INVESCO would occur other than the provision by AIM of certain administrative services if a Fund engages in securities lending.
     o    QUALIFICATIONS OF AIM TO PROVIDE A RANGE OF MANAGEMENT AND
          ADMINISTRATIVE SERVICES. The Board reviewed the general nature of the non-investment advisory services performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the Board also considered the organizational structure employed by AIM and its affiliates to provide those services. The Board reviewed the proposed elimination from the advisory agreement of the provision of administrative services to the Funds. The Board also reviewed the form of Master Administrative Services Agreement, noted that the overall services to be provided under the then-existing arrangements and under the Master Administrative Services Agreements are the same, and concluded that the overall accounting and administrative services to be provided by AIM would not change under the combination of the advisory agreement and the Master Administrative Services Agreement.
                                       33
     o    THE PERFORMANCE RECORDS OF THE FUND.. The Board reviewed the performance record of the Fund and determined that AIM has developed the expertise and resources for managing funds with an investment objective and strategies similar to those of the Fund and is able, therefore, to provide advisory and administrative services to the
          Fund.
     o    ADVISORY FEES AND EXPENSES. The Board examined the expense ratio and the level of advisory fees for the Fund under the then-current advisory agreement and compared them with the advisory fees expected to be incurred under the advisory agreement. The Board concluded that projected expense ratio and advisory fees of the Fund under the advisory agreement were fair and reasonable in comparison with those of other similar funds (including similar funds advised by AIM) and in light of the investment management services to be provided by AIM under the advisory agreement. The advisory fees that are being proposed under the advisory agreement are the same as the advisory fees paid to INVESCO under the then-current advisory agreement, other than the removal of the reimbursement obligation related to services provided to the Fund and AIM by officers and trustees which is not currently applicable, and the provisions that permit AIM's receipt of fees for providing administrative services in connection with securities lending activities. Such fees would be paid only to the extent that a Fund engages in securities lending. The Board noted that
          AIM intends to waive its right to receive any fees under the advisory agreement for the administrative services it provides in connection with securities lending activities. The Board also noted that AIM has agreed to seek the Board's approval prior to its receipt of all or a portion of such fees.
     o    THE PROFITABILITY OF AIM. The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition. The Board noted
          that, except as described above, no changes to the advisory fees were being proposed, other than to permit AIM's receipt of fees for providing services in connection with securities lending, and further noted that AIM intends to waive its right to receive any such fees and has agreed to seek the Board's approval prior to its receipt of all or a portion of such fees. The Board also noted that, in accordance with an exemptive order issued by the SEC, before a Fund may participate in a securities lending program, the Board must approve such
          participation. In addition, the Board must evaluate the securities lending arrangements annually and determine that it is in the best interests of the shareholders of that Fund to invest in AIM-advised money market funds any cash collateral the Fund receives as security for the borrower's obligation to return the loaned securities. If a
          Fund invests the cash collateral in AIM-advised money market funds,
          AIM will receive additional advisory fees from these money market funds, because the invested cash collateral will increase the assets of these funds and AIM receives advisory fees based upon the assets of these funds. The Board noted that the cash collateral relates to assets of a Fund that have already been invested, and the investment of the cash collateral is intended to benefit the Fund by providing it with additional income. The Board also noted that an investment of the
                                       34
          cash collateral in an AIM-advised money market fund would have a positive effect on the profitability of AIM.
     o    THE TERMS OF THE ADVISORY AGREEMENT. The Board reviewed the terms of the advisory agreement, including changes being made to clarify or expand non-exclusivity, delegation and liability provisions, to separate administrative services from advisory services and to have
          AIM assist the Fund if it engages in securities lending. The Board determined that these changes reflect the current environment in which the Fund operates, and that AIM should have the flexibility to operate in that environment.
After considering the above factors, the Board concluded that it is in the best interests of the Fund and its shareholders to approve the advisory agreement between the Trust and AIM for the Fund. In so doing, they were advised by independent counsel, retained by the Independent Trustees and paid for by Trust, as to the nature of the matters to be considered and the standards to be used in reaching their decision.
The advisory agreement will become effective on ________________, and will expire, unless renewed, on or before June 30, 2005.
INVESTMENT SUB-ADVISORY AGREEMENT
Effective _______________, INVESCO Institutional will provide investment sub-advisory services to the Funds under a Master Sub-Advisory Contract with
AIM.
INVESCO Institutional is registered as an investment advisor under the Advisers
Act. Under the Master Sub-Advisory Contract the Fund is supervised by investment managers who utilize INVESCO Institutional's facilities for investment research and analysis, review of current economic conditions and trends, and consideration of long-range investment policy matters.
For the services to be rendered by INVESCO Institutional under the Master
Sub-Advisory Contract, AIM pays INVESCO Institutional a fee which is computed daily and paid as of the last day of each month on the basis of a Fund's daily net asset value, using for each daily calculation the most recently determined net asset value of the Fund. On an annual basis, the sub-advisory fee is equal to ___% of AIM's compensation of the sub-advised assets per year, for the Funds.
BOARD APPROVAL OF SUB-ADVISORY AGREEMENT
At the request of AIM and INVESCO Institutional, the Board discussed the approval of the sub-advisory agreement at an in-person meeting held on August
12-13, 2003. The Independent Trustees also discussed the approval of the sub-advisory agreement with independent counsel prior to that meeting. In evaluating the sub-advisory agreement, the Board requested and received information from AIM and INVESCO Institutional to assist in its deliberations.
The Board considered the following factors in determining the reasonableness and fairness of the sub-advisory agreement between AIM and INVESCO Institutional for the Fund:
                                       35
     o    THE RANGE OF SUB-ADVISORY SERVICES PROVIDED BY INVESCO INSTITUTIONAL.
          The Board reviewed the services to be provided by INVESCO
          Institutional under the sub-advisory agreement, and noted that, if the sub-advisory agreement is approved by shareholders, the level and type of investment advisory services under the sub-advisory agreement would be comparable to those provided by INVESCO under Trust's then-current advisory agreement with INVESCO.
     o    THE FEES PAYABLE TO INVESCO INSTITUTIONAL FOR ITS SERVICES. The Board
          noted that if the sub-advisory agreement is approved, INVESCO
          Institutional would receive compensation based on that portion of the assets of the Fund that it manages (the sub-advised assets). In addition, the fees paid would be a percentage of the advisory fees that AIM receives on the sub-advised assets. The Board noted that these fees had been agreed to by AIM and INVESCO Institutional, as well as by AMVESCAP, the indirect parent of AIM and INVESCO
          Institutional. The Board also noted that the proposed changes to the compensation to INVESCO Institutional would have no effect on the
          Fund, since the fees are payable by AIM.
     o    THE PERFORMANCE RECORD OF YOUR FUND. The Board reviewed the performance record of the Fund and noted that the same portfolio management team would be providing investment advisory services to the
          Fund under the sub-advisory agreement. The Board determined that such portfolio management team had provided satisfactory services with respect to the Fund, after considering performance information that it received during the past year from INVESCO.
     o    THE PROFITABILITY OF INVESCO INSTITUTIONAL. The Board considered information concerning the profitability of INVESCO Institutional's
          (and its affiliates') investment advisory and other activities and its financial condition. The Board noted that INVESCO Institutional would receive an annual fee equal to a percentage of AIM's compensation on the sub-advised assets. The Board noted that the sub-advisory fees are less than the advisory fees received by INVESCO under the then-current advisory agreement, but that INVESCO Institutional assured the Board that such reduction would not affect the nature or quality of the services provided by it to the Fund.
     o    THE TERMS OF THE SUB-ADVISORY AGREEMENT. The Board reviewed the terms of the sub-advisory agreement, including the changes discussed above.
          The Board determined that these changes reflect the current environment in which the Fund operates, and that INVESCO Institutional should have the flexibility to operate in that environment.
After considering the above factors, the Board concluded that it is in the best interests of the Fund and its shareholders to approve the sub-advisory agreement between AIM and INVESCO Institutional for the Fund. In so doing, they were advised by independent counsel, retained by the Independent Trustees and paid for by Trust, as to the nature of the matters to be considered and the standards to be used in reaching their decision.
The new sub-advisory agreement will become effective on ______________, and will expire, unless renewed, on or before June 30, 2005.
                                       36
ADMINISTRATIVE SERVICES AGREEMENT
AIM, either directly or through affiliated companies, provides certain administrative, sub-accounting, and record keeping services to the Fund pursuant to an Administrative Services Agreement dated _____________ with the Trust.
The Administrative Services Agreement requires AIM to provide the following services to the Fund:
     o    such sub-accounting and recordkeeping services and functions as are reasonably necessary for the operation of the Fund; and
     o    such sub-accounting, recordkeeping, and administrative services and functions, which may be provided by affiliates of AIM, as are reasonably necessary for the operation of Fund shareholder accounts maintained by certain retirement plans and employee benefit plans for the benefit of participants in such plans.
As full compensation for services provided under the Administrative Services
Agreement, Stable Value Fund pays a monthly fee to AIM consisting of a base fee of $10,000 per year, plus an additional incremental fee computed daily and paid monthly at an annual rate of 0.045% of the average net assets of the Fund. Since
Stable Value Fund has not been offered as of the date of this SAI, no
Administrative Services fees have been paid with respect to the Fund.
Under the Administrative Services Agreement, AIM may perform or arrange for the provision of certain accounting and other administrative services to the Fund which are not required to be performed by AIM under the new advisory agreement.
The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Board, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative
Services Agreement, AIM is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board.
Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services.
TRANSFER AGENCY AGREEMENT
AIM Investment Services, Inc. ("AIS"), 11 Greenway Plaza, Suite 100, Houston,
TX 77046, is the Trusts' transfer agent, dividend disbursing agent, and registrar services for the Fund pursuant to a Transfer Agency Agreement dated
_______________ with the Company.
With respect to Stable Value Fund, the Transfer Agency Agreement provides that the Fund shall pay AIS an annual fee of $28.50 per shareholder account, or, where applicable, per participant in an omnibus account. This fee is paid monthly at the rate of 1/12 of the annual fee and is based upon the actual number of shareholder accounts and omnibus account participants in the Fund at any time during each month. Since Stable Value Fund has not been offered as of the date of this SAI, no transfer agency fees have been paid with respect to the
Fund.
                                       37
FEES PAID TO ADVISOR
Since Stable Value Fund was not offered as of the date of this SAI, no fees have been paid with respect to the Fund as of the date of this SAI. During the current fiscal year, the fees for Stable Value Fund are allocated daily to each class based on the relative proportion of net assets represented by such class.
To limit expenses, AIM has contractually obligated itself to waive fees and bear expenses through May 31, 2004 that would cause the ratio of expenses to average net assets to exceed 1.95% for Stable Value Fund - Class R and 1.50% for Stable
Value Fund - Institutional Class. AIM is entitled to reimbursement by a class of any fees waived pursuant to this arrangement if such reimbursement does not cause the class to exceed the current expense limitations and the reimbursement is made within three years after AIM incurred the expense.
TRUSTEES AND OFFICERS OF THE TRUST
The overall direction and supervision of the Trust come from the board of trustees. The trustees are responsible for making sure that the Fund's general investment policies and programs are carried out and that the Fund is properly administered.
The officers of the Trust, all of whom are officers and employees of AIM or
INVESCO, are responsible for the day-to-day administration of the Trust and the
Fund. The officers of the Trust receive no direct compensation from the Trust or the Fund for their services as officers. The Advisor has the primary responsibility for making investment decisions on behalf of the Fund. These investment decisions are reviewed by the investment committee of the Advisor.
The tables below provide information about each of the Trust's trustees and officers. The first table provides information for the Independent Trustees, and the second table provides information for the trustees who are "interested persons" of the Trust as defined in Section 2(a)(19) of the 1940 Act (the
"Interested Trustees"). For the Interested Trustees, information about their principal occupations and other directorships reflects their affiliation with the Advisor and its affiliated companies.
                                       38
Independent Trustees
Name, Address, and Year of Birth   Position(s) Held     Principal Occupation(s)    Number of Funds in   Other Directorships Held by
                                   With Trust, Term     During Past Five Years(2)  the Fund Complex     Trustee
                                   of Office(1) and                                Overseen by Trustee
                                   Length of Time
                                   Served(2)
Bob R. Baker - 1936                Trustee              Consultant (2000-present). 95                   Director/Trustee of 15 of
37 Castle Pines Dr. N.                                  Formerly, President and                         the 17 AIM Funds and the 10
Castle Rock, Colorado 80104                             Chief Executive Officer                         INVESCO Funds
                                                        (1988-2000) of AMC Cancer
                                                        Research Center, Denver,
                                                        Colorado; formerly,
                                                        Chairman of the Board and
                                                        Chief Executive Officer of
                                                        First Columbia Financial
                                                        Corporation.
James T. Bunch - 1942              Trustee              Co-President and Founder   95                   Director/Trustee of 15 of
3600 Republic Plaza                (2000-present)       of Green, Manning & Bunch                       the 17 AIM Funds and the 10
370 Seventeenth Street                                  Ltd., Denver, Colorado                          INVESCO Funds
Denver, Colorado 80202                                  (1988-present) (investment
                                                        banking firm); Director,
                                                        Policy Studies, Inc. and
                                                        Van Gilder Insurance
                                                        Corporation;  formerly,
                                                        Chairman and Managing
                                                        Partner, law firm of
                                                        Davis, Graham & Stubbs,
                                                        Denver, Colorado.
                                       39
Name, Address, and Year of Birth   Position(s) Held     Principal Occupation(s)    Number of Funds in   Other Directorships Held by
                                   With Trust, Term     During Past Five Years(2)  the Fund Complex     Trustee
                                   of Office(1) and                                Overseen by Trustee
                                   Length of Time
                                   Served(2)
Gerald J. Lewis - 1933             Trustee              Chairman of Lawsuit        95                   General Chemical Group,
701 "B" Street                     (2000-present)       Resolution Services, San                        Inc., Hampdon, New Hampshire
Suite 2100                                              Diego, California                               (1996-present).
San Diego, California                                   (1987-present). Formerly,                       Wheelabrator Technologies,
                                                        Associate Justice of the                        Inc. (waste management
                                                        California Court of                             company), Fisher Scientific,
                                                        Appeals.                                        Inc., Henley Manufacturing,
                                                                                                        Inc. (laboratory supplies),
                                                                                                        and California Coastal
                                                                                                        Properties, Inc.;
                                                                                                        Director/Trustee of 15 of
                                                                                                        the 17 AIM Funds and the 10
                                                                                                        INVESCO Funds
Larry Soll, Ph.D. - 1942           Trustee              Retired.                   95                   Director of Synergen since
2358 Sunshine Canyon Drive                                                                              incorporation in 1982;
Boulder, Colorado  80302                                                                                Director of Isis
                                                                                                        Pharmaceuticals, Inc.;
                                                                                                        Director/Trustee of 15 of
                                                                                                        the 17 AIM Funds and the 10
                                                                                                        INVESCO Funds
Frank S. Bayley - 1939             Trustee(3)           Of Counsel, law firm of    103                  Badgley Fund, Inc.
11 Greenway Plaza                                       Baker & McKenzie                                (registered investment
Suite 100                                                                                               company); Director/Trustee
Houston, Texas  77046                                                                                   of the 17 AIM Funds and the
                                                                                                        10 INVESCO Funds
Bruce L. Crockett - 1944           Trustee(3)           Chairman, Crockett         103                  ACE Limited (insurance
11 Greenway Plaza                                       Technology Associates                           company); and Captaris, Inc.
Suite 100                                               (technology consulting                          (unified messaging
Houston, Texas 77046                                    company)                                        provider); Director/Trustee
                                                                                                        of the 17 AIM Funds and the
                                                                                                        10 INVESCO Funds
                                                                 40
Name, Address, and Year of Birth   Position(s) Held     Principal Occupation(s)    Number of Funds in   Other Directorships Held by
                                   With Trust, Term     During Past Five Years(2)  the Fund Complex     Trustee
                                   of Office(1) and                                Overseen by Trustee
                                   Length of Time
                                   Served(2)
Albert R. Dowden - 1941            Trustee(3)           Director of a number of    103                  Cortland Trust, Inc.
11 Greenway Plaza                                       public and private                              (Chairman) (registered
Suite 100                                               business corporations,                          investment company); Annuity
Houston, Texas 77046                                    including the Boss Group,                       and Life Re (Holdings) Ltd.
                                                        Ltd. (private investment                        (insurance company);
                                                        and management) and                             Director/Trustee of the 17
                                                        Magellan Insurance                              AIM Funds and the 10 INVESCO
                                                        Company; formerly,                              Funds.
                                                        President Chief Executive
                                                        Officer and Director,
                                                        Volvo Group North America,
                                                        Inc.; Senior Vice
                                                        President, AB Volvo; and
                                                        director of various
                                                        affiliated Volvo companies
Edward K. Dunn, Jr. - 1935         Trustee(3)           Formerly, Chairman,        103                  Director/Trustee of the 17
11 Greenway Plaza                                       Mercantile Mortgage Corp.;                      AIM Funds and the 10 INVESCO
Suite 100                                               President and Chief                             Funds
Houston, Texas 77046                                    Operating Officer,
                                                        Mercantile-Safe Deposit &
                                                        Trust Co.; and President,
                                                        Mercantile Bankshares Corp.
Jack M. Fields - 1952              Trustee(3)           Chief Executive Officer,   103                  Administaff;
11 Greenway Plaza                                       Twenty First Century                            Director/Trustee of the 17
Suite 100                                               Group, Inc. (government                         AIM Funds and the 10 INVESCO
Houston, Texas 77046                                    affairs company) and                            Funds
                                                        Texana Timber LP
Carl Frischling - 1937             Trustee(3)           Partner, law firm of       103                  Cortland Trust, Inc.
11 Greenway Plaza                                       Kramer Levin Nftalis and                        (registered investment
Suite 100                                               Frankel LLP                                     company); Director/Trustee
Houston, Texas 77046                                                                                    of the 17 AIM Funds and the
                                                                                                        10 INVESCO Funds
                                                                 41
Name, Address, and Year of Birth   Position(s) Held     Principal Occupation(s)    Number of Funds in    Other Directorships Held by
                                   With Trust, Term     During Past Five Years(2)  the Fund Complex      Trustee
                                   of Office(1) and                                Overseen by Trustee
                                   Length of Time
                                   Served(2)
Prema Mathai-Davis - 1950          Trustee(3)           Formerly, Chief Executive  103                  Director/Trustee of the 17
11 Greenway Plaza                                       Officer, YWCA of the USA                        AIM Funds and the 10 INVESCO
Suite 100                                                                                               Funds
Houston, Texas 77046
Lewis F. Pennock - 1942            Trustee(3)           Partner, law firm of       103                  Director/Trustee of the 17
11 Greenway Plaza                                       Pennock & Cooper                                AIM Funds and the 10 INVESCO
Suite 100                                                                                               Funds
Houston, Texas  77046
Ruth H. Quigley - 1935             Trustee(3)           Retired                    103                  Director/Trustee of the 17
11 Greenway Plaza                                                                                       AIM Funds and the 10 INVESCO
Suite 100                                                                                               Funds
Houston, Texas 77045
Louis S. Sklar - 1939              Trustee(3)           Executive Vice President,  103                  Director/Trustee of the 17
11 Greenway Plaza                                       Hines (real estate                              AIM Funds and the 10 INVESCO
Suite 100                                               development company)                            Funds
Houston, Texas 77045
Interested Trustees and Officers.
Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the Advisor to the
Trust. Mr. Williamson is considered an interested person of the Trust because he is an officer and director of the Advisor to, and a director of the principal underwriter of, the Trust. Mr. Williamson became Executive Vice President of the Trust on March 4, 2003.
                                                                 42
Name, Address, and Year       Position(s) Held With     Principal Occupation(s)         Number of Funds       Other Directorships
of Birth                      Trust, Term of Office     During Past Five Years(2)       in Fund Complex       Held by Trustee
                              (1) and Length of Time                                    Overseen by
                              Served(2)                                                  Trustee
Robert H. Graham - 1946       Trustee, Chairman and     Director and Chairman,           103                  Director/trustee of
11 Greenway Plaza             President                 A I M Management Group Inc.                           the 17 AIM Funds
Suite 100                                               (financial services holding                           and the 10 INVESCO
Houston, Texas 77046                                    company); Director and Vice                           Funds
                                                        Chairman, AMVESCAP PLC and
                                                        Chairman of AMVESCAP PLC -
                                                        AIM Division (parent of AIM
                                                        and a global investment
                                                        management firm); formerly,
                                                        President and Chief
                                                        Executive Officer, A I M
                                                        Management Group Inc.;
                                                        Director, Chairman, and
                                                        President, A I M Advisors,
                                                        Inc. (registered investment
                                                        advisor); Director and
                                                        Chairman, A I M Capital
                                                        Management, Inc.
                                                        (registered investment
                                                        advisor), A I M
                                                        Distributors, Inc.
                                                        (registered broker dealer);
                                                        AIM Investment Services,
                                                        Inc. (registered transfer
                                                        agent), and Fund Management
                                                        Company (registered broker
                                                        dealer); and Chief
                                                        Executive Officer of
                                                        AMVESCAP PLC - Managed
                                                        Products
                                                                 43
Name, Address, and Year       Position(s) Held With     Principal Occupation(s)         Number of Funds       Other Directorships
of Birth                      Trust, Term of Office     During Past Five Years(2)       in Fund Complex       Held by Trustee
                              (1) and Length of Time                                    Overseen by
                              Served(2)                                                  Trustee
Mark H. Williamson - 1951     Trustee and Executive     Director, President and Chief    116                  Director/trustee of
4350 South Monaco Street      Vice President (since     Executive Officer, A I M                              the 17 AIM Funds
Denver, Colorado 80237        2003).                    Management Group, Inc.                                and the 10 INVESCO
                                                        (financial services holding                           Funds
                                                        company); Director,
                                                        Chairman and President, A I
                                                        M Advisors, Inc.
                                                        (registered investment
                                                        advisor); Director, A I M
                                                        Capital Management, Inc.
                                                        (registered investment
                                                        adviser) and A I M
                                                        Distributors, Inc.
                                                        (registered broker dealer);
                                                        Director and Chairman, AIM
                                                        Investment Services, Inc.
                                                        (registered transfer
                                                        agent); and Fund Management
                                                        Company (registered broker
                                                        dealer); and Chief
                                                        Executive Officer AMVESCAP
                                                        PLC - AIM Division (parent
                                                        of AIM and a global
                                                        investment management
                                                        firm); formerly, Director,
                                                        Chairman, President and
                                                        Chief Executive Officer,
                                                        INVESCO Funds Group, Inc.
                                                        and INVESCO Distributors,
                                                        Inc.; Chief Executive
                                                        Officer, AMVESCAP PLC
                                                        Managed Products; Chairman
                                                        and Chief Executive Officer
                                                        of NationsBanc Advisors,
                                                        Inc.; and Chairman of
                                                        NationsBanc Investments,
                                                        Inc.
                                                                 44
Name, Address, and Year       Position(s) Held With     Principal Occupation(s)         Number of Funds       Other Directorships
of Birth                      Trust, Term of Office     During Past Five Years(2)       in Fund Complex       Held by Trustee
                              (1) and Length of Time                                    Overseen by
                              Served(2)                                                  Trustee
Raymond R. Cunningham - 1951  Executive Vice            President (2001-present),        N/A                  N/A
4350 South Monaco Street      President (since          Chief Executive Officer
Denver, Colorado              November 5, 2003)         (2003-present) INVESCO Funds
                                                        Group, Inc.; Chairman of the
                                                        Board (2003-present),
                                                        President (2003-present) and
                                                        Chief Executive Officer
                                                        (2003-present) of INVESCO
                                                        Distributors, Inc.; Senior
                                                        Vice President and Chief
                                                        Operating Officer, A I M
                                                        Management Group, Inc.;
                                                        Senior Vice President,
                                                        A I M Advisors, Inc. and A I
                                                        M Distributors, Inc.
                                                        Formerly, President (2003),
                                                        Chief Executive Officer
                                                        (2003) and Director
                                                        (2001-2003) and Vice
                                                        President (2001-2002) of 9
                                                        INVESCO funds; formerly,
                                                        Chief Operating Officer
                                                        (2001-2003) and Senior Vice
                                                        President (1999-2002) of
                                                        INVESCO Funds Group, Inc. and
                                                        INVESCO Distributors, Inc.;
                                                        and formerly, Senior Vice
                                                        President of GT Global -
                                                        North America (1992-1998)
Kevin M. Carome - 1956        Senior Vice President     Director, Senior Vice            N/A                  N/A
11 Greenway Plaza             and Secretary (since      President, Secretary and
Suite 100                     November 5, 2003)         General Counsel, A I M
Houston, Texas 77046                                    Management Group Inc.
                                                        (financial services holding
                                                        company) and A I M Advisors,
                                                        Inc.; and Vice President,
                                                        A I M Capital Management,
                                                        Inc., A I M Distributors,
                                                        Inc. and AIM Investment
                                                        Services, Inc.; Director,
                                                        Vice President and General
                                                        Counsel, Fund Management
                                                        Company;
                                                                 45
Name, Address, and Year       Position(s) Held With     Principal Occupation(s)         Number of Funds       Other Directorships
of Birth                      Trust, Term of Office     During Past Five Years(2)       in Fund Complex       Held by Trustee
                              (1) and Length of Time                                    Overseen by
                              Served(2)                                                  Trustee
                                                        formerly, Senior Vice
                                                        President and General
                                                        counsel, Liberty Financial
                                                        Companies, Inc.; and Senior
                                                        Vice President and General
                                                        Counsel, Liberty Funds Group
                                                        LLC
Ronald L. Grooms - 1946       Vice President and        Senior Vice President and        N/A                  N/A
4350 South Monaco Street      Assistant Treasurer       Treasurer of INVESCO Funds
Denver, Colorado              (since November 5,        Group, Inc.; and Senior Vice
                              2003)                     President and Treasurer of
                                                        INVESCO Distributors, Inc.
                                                        Formerly, Treasurer and
                                                        Principal Financial and
                                                        Accounting Officer of
                                                        INVESCO Global Health
                                                        Sciences Fund.
Gary T. Crum - 1947           Senior Vice President     Director, Chairman and           N/A                  N/A
11 Greenway Plaza             (since November 5,        Director of Investments,
Suite 100                     2003)                     A I M Capital Management,
Houston, Texas 77046                                    Inc.; Director and Executive
                                                        Vice President, A I M
                                                        Management Group Inc.;
                                                        Director and Senior Vice
                                                        President, A I M Advisors,
                                                        Inc.; and Director, A I M
                                                        Distributors, Inc. and
                                                        AMVESCAP PLC; formerly, Chief
                                                        Executive Officer and
                                                        President,
                                                        A I M Capital Management, Inc.
Dana R. Sutton - 1959         Vice President and        Vice President and Fund          N/A                  N/A
11 Greenway Plaza             Treasurer (since          Treasurer, A I M Advisors,
Suite 100                     November 5, 2003)         Inc.
Houston, Texas 77046
                                                                 46
Name, Address, and Year       Position(s) Held With     Principal Occupation(s)         Number of Funds       Other Directorships
of Birth                      Trust, Term of Office     During Past Five Years(2)       in Fund Complex       Held by Trustee
                              (1) and Length of Time                                    Overseen by
                              Served(2)                                                  Trustee
Stuart W. Coco - 1955         Vice President (since     Managing Director and Chief      N/A                  N/A
11 Greenway Plaza             November 5, 2003)         Research Officer - Fixed
Suite 100                                               Income, A I M Capital
Houston, Texas 77046                                    Management, Inc.; and Vice
                                                        President, A I M Advisors,
                                                        Inc.
Melville B. Cox - 1943        Vice President (since     Vice President and Chief         N/A                  N/A
11 Greenway Plaza             November 5, 2003)         Compliance Officer, A I M
Suite 100                                               Advisors, Inc. and A I M
Houston, Texas 77046                                    Capital Management, Inc.; and
                                                        Vice President, AIM
                                                        Investment Services, Inc.
Edgar M. Larsen - 1940        Vice President (since     Vice President, A I M            N/A                  N/A
11 Greenway Plaza             November 5, 2003)         Advisors, Inc.; and
Suite 100                                               President, Chief Executive
Houston, Texas 77046                                    Officer and Chief Investment
                                                        Officer, A I M Capital
                                                        Management, Inc.
Karen Dunn Kelley - 1960      Vice President (since     Managing Director and Chief      N/A                  N/A
11 Greenway Plaza             November 5, 2003)         Cash Management Officer, A I
Suite 100                                               M Capital Management, Inc.;
Houston, Texas 77046                                    Director and President, Fund
                                                        Management Company; and Vice
                                                        President, A I M Advisors,
                                                        Inc.
(1) Each trustee shall hold office until his or her successor shall have been duly chosen and qualified, or until he or she shall have resigned or shall have been removed in the manner provided by law. Each officer shall hold office until the first meeting of the Board after the annual meeting of the shareholders next following his or her election or, if no such annual meeting of the shareholders is held, until the annual meeting of the Board in the year following his or her election, and, until his or her successor is chosen and qualified or until he or she shall have resigned or died, or until he or she shall have been removed as provided in the Trust's bylaws.
(2) Except as otherwise indicated, each individual has held the position(s) shown with the Trust or Company, as applicable, for at least the last five years.
(3) Elected as a director of the Company on October 21, 2003.
BOARD OF TRUSTEES STANDING COMMITTEES
The standing committees of the Board are the Audit Committee, the Investments
Committee, the Governance Committee and the Valuation Committee.
                                       47
The members of the Audit Committee are Frank S. Bayley, Bruce L. Crockett,
Albert R. Dowden (Vice Chair), Edward K. Dunn, Jr. (Chair), Jack M. Fields,
Lewis F. Pennock, Louis S. Sklar, Dr. Prema Mathai-Davis and Ruth H.
Quigley.  The Audit Committee is responsible for:  (i) the appointment, compensation and oversight of any independent auditors employed by each Fund
(including resolution of disagreements between Fund management and the auditor regarding financial reporting) for the purpose of preparing or issuing an audit report or related work; (ii) overseeing the financial reporting process of each Fund; (iii) monitoring the process and the resulting financial statements prepared by Fund management to promote accuracy of financial reporting and asset valuation; and (iv) pre-approving permissible non-audit services that are provided to each Fund by its independent auditors.
The members of the Investments Committee are Messrs. Bayley, Crockett, Dowden,
Dunn, Fields, Pennock and Sklar (Chair), Carl Frischling, Dr. Mathai-Davis (Vice
Chair) and Miss Quigley. The Investments Committee is responsible for: (i)
overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring
Board consideration, including dividends and distributions, brokerage policies and pricing matters.
The members of the Governance Committee are Messrs. Bayley, Crockett (Chair),
Dowden, Dunn, Fields (Vice Chair), Pennock and Sklar, Dr. Mathai-Davis and Miss
Quigley. The Governance Committee is responsible for: (i) nominating persons who are not interested persons of the Fund for election or appointment: (a) as additions to the Board, (b) to fill vacancies which, from time to time, may occur in the Board and (c) for election by shareholders of the Fund at meetings called for the election of trustees; (ii) nominating persons who are not interested persons of the Fund for selection as members of each committee of the
Board, including without limitation, the Audit Committee, the Governance
Committee, the Investments Committee and the Valuation Committee, and to
nominate persons for selection as chair and vice chair of each such committee;
(iii) reviewing from time to time the compensation payable to the independent trustees and making recommendations to the Board regarding compensation; (iv)
reviewing and evaluating from time to time the functioning of the Board and the various committees of the Board; (v) selecting independent legal counsel to the independent trustees and approving the compensation paid to independent legal counsel; and (vi) approving the compensation paid to independent counsel and other advisers, if any, to the Audit Committee of the Fund.
The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and (ii) that the Governance
Committee or the Board, as applicable, shall make the final determination of persons to be nominated. Notice procedures set forth in the Trust's bylaws require that any shareholder of a Fund desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust's Secretary the nomination in writing not later than the close of business on the later of the
90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120th day prior to the shareholder meeting.
                                       48
The members of the Valuation Committee are Messrs. Dunn and Pennock (Chair), and
Miss Quigley (Vice Chair). The Valuation Committee is responsible for: (i)
periodically reviewing AIM's Procedures for Valuing Securities ("Procedures"),
and making any recommendations to AIM with respect thereto; (ii) reviewing proposed changes to the Procedures recommended by AIM from time to time; (iii)
periodically reviewing information provided by AIM regarding industry developments in connection with valuation; (iv) periodically reviewing information from AIM regarding fair value and liquidity determinations made pursuant to the Procedures, and making recommendations to the full Board in connection therewith (whether such information is provided only to the Committee or to the Committee and the full Board simultaneously); and (v) if requested by
AIM, assisting AIM's internal valuation committee and/or the full Board in resolving particular valuation anomalies.
The following table provides information regarding the dollar range of equity securities beneficially owned by each trustee in the Fund and in the investment companies in the INVESCO Fund that are overseen by the trustee, as a whole, as of December 31, 2002.
--------------------------------------------------------------------------------------------------------------------------
Trustee                    Dollar Range of Equity Securities Owned in The Fund(1)                 Aggregate Dollar Range
                                                                                                  of Equity Securities
                                                                                                  in All Registered
                                                                                                  Investment Companies
                                                                                                  Overseen by the
                                                                                                  trustee in the AIM
                                                                                                  Funds and the INVESCO
                                                                                                  Funds(1)
--------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------------------------------
Bob R. Baker               INVESCO Treasurer's Money Market                                            Over $100,000
                                 Reserve Fund                               $1-$10,000
                         INVESCO Treasurer's Tax-Exempt
                                  Reserve Fund                              $1-$10,000
                           INVESCO Stable Value Fund                        None
--------------------------------------------------------------------------------------------------------------------------
James T. Bunch             INVESCO Treasurer's Money Market                                          $50,001-$100,000
                                Reserve Fund                                $1-$10,000
                         INVESCO Treasurer's Tax-Exempt
                                Reserve Fund                                $1-$10,000
                           INVESCO Stable Value Fund                        None
--------------------------------------------------------------------------------------------------------------------------
Gerald J. Lewis            INVESCO Treasurer's Money Market                                          $50,001-$100,000
                                Reserve Fund                                $1-$10,000
                         INVESCO Treasurer's Tax-Exempt
                                Reserve Fund                                $1-$10,000
                           INVESCO Stable Value Fund                        None
--------------------------------------------------------------------------------------------------------------------------
                                                                 49
--------------------------------------------------------------------------------------------------------------------------
Trustee                    Dollar Range of Equity Securities Owned in The Fund(1)                 Aggregate Dollar Range
                                                                                                  of Equity Securities
                                                                                                  in All Registered
                                                                                                  Investment Companies
                                                                                                  Overseen by the
                                                                                                  trustee in the AIM
                                                                                                  Funds and the INVESCO
                                                                                                  Funds(1)
--------------------------------------------------------------------------------------------------------------------------
Larry Soll                 INVESCO Treasurer's Money Market                                            Over 100,000
                                Reserve Fund                                $1-$10,000
                         INVESCO Treasurer's Tax-Exempt
                                Reserve Fund                                $1-$10,000
                           INVESCO Stable Value Fund                        None
--------------------------------------------------------------------------------------------------------------------------
Frank S. Bayley            INVESCO Treasurer's Money Market                                           $10,001-$50,000
                                Reserve Fund                                None
                         INVESCO Treasurer's Tax-Exempt
                                Reserve Fund                                None
                           INVESCO Stable Value Fund                        None
--------------------------------------------------------------------------------------------------------------------------
Bruce L. Crockett          INVESCO Treasurer's Money Market                                              $1-$10,000
                                Reserve Fund                                None
                         INVESCO Treasurer's Tax-Exempt
                                Reserve Fund                                None
                           INVESCO Stable Value Fund                        None
--------------------------------------------------------------------------------------------------------------------------
Albert R. Dowden           INVESCO Treasurer's Money Market                                          $50,001-$100,000
                                Reserve Fund                                None
                         INVESCO Treasurer's Tax-Exempt
                                Reserve Fund                                None
                           INVESCO Stable Value Fund                        None
--------------------------------------------------------------------------------------------------------------------------
Edward K. Dunn             INVESCO Treasurer's Money Market                                            Over $100,000
                                Reserve Fund                                None
                         INVESCO Treasurer's Tax-Exempt
                                Reserve Fund                                None
                           INVESCO Stable Value Fund                        None
--------------------------------------------------------------------------------------------------------------------------
Jack M. Fields             INVESCO Treasurer's Money Market                                            Over $100,000
                                Reserve Fund                                None
                         INVESCO Treasurer's Tax-Exempt
                                Reserve Fund                                None
                           INVESCO Stable Value Fund                        None
--------------------------------------------------------------------------------------------------------------------------
Carl Frischling            INVESCO Treasurer's Money Market                                            Over $100,000
                                Reserve Fund                                None
                         INVESCO Treasurer's Tax-Exempt
                                Reserve Fund                                None
                           INVESCO Stable Value Fund                        None
--------------------------------------------------------------------------------------------------------------------------
                                                                 50
--------------------------------------------------------------------------------------------------------------------------
Trustee                    Dollar Range of Equity Securities Owned in The Fund(1)                 Aggregate Dollar Range
                                                                                                  of Equity Securities
                                                                                                  in All Registered
                                                                                                  Investment Companies
                                                                                                  Overseen by the
                                                                                                  trustee in the AIM
                                                                                                  Funds and the INVESCO
                                                                                                  Funds(1)
--------------------------------------------------------------------------------------------------------------------------
Prema Mathai-Davis         INVESCO Treasurer's Money Market                                            Over $100,000
                                Reserve Fund                                None
                         INVESCO Treasurer's Tax-Exempt
                                Reserve Fund                                None
                           INVESCO Stable Value Fund                        None
--------------------------------------------------------------------------------------------------------------------------
Lewis F. Pennock           INVESCO Treasurer's Money Market                                          $50,001-$100,000
                                Reserve Fund                                None
                         INVESCO Treasurer's Tax-Exempt
                                Reserve Fund                                None
                           INVESCO Stable Value Fund                        None
--------------------------------------------------------------------------------------------------------------------------
Ruth H. Quigley            INVESCO Treasurer's Money Market                                             $1-$10,001
                                Reserve Fund                                None
                         INVESCO Treasurer's Tax-Exempt
                                Reserve Fund                                None
                           INVESCO Stable Value Fund                        None
--------------------------------------------------------------------------------------------------------------------------
Louis S. Sklar             INVESCO Treasurer's Money Market                                            Over $100,000
                                Reserve Fund                                None
                         INVESCO Treasurer's Tax-Exempt
                                Reserve Fund                                None
                           INVESCO Stable Value Fund                        None
--------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
--------------------------------------------------------------------------------------------------------------------------
Robert H. Graham           INVESCO Treasurer's Money Market                                            Over $100,000
                                Reserve Fund                                None
                         INVESCO Treasurer's Tax-Exempt
                                Reserve Fund                                None
                           INVESCO Stable Value Fund                        None
--------------------------------------------------------------------------------------------------------------------------
Mark H. Williamson         INVESCO Treasurer's Money Market                                            Over $100,000
                                Reserve Fund                                None
                         INVESCO Treasurer's Tax-Exempt
                                Reserve Fund                                None
                           INVESCO Stable Value Fund                        None
--------------------------------------------------------------------------------------------------------------------------
(1) All valuations of Fund shares are as of December 31, 2002.
                                                                 51
The following table shows the compensation paid by the Company to its independent directors for services rendered in their capacities as directors of the Company; the benefits accrued as Company expenses with respect to the then-current independent director's retirement plan; and the estimated annual benefits to be received by these directors upon retirement as a result of their service to the Company, all for the fiscal period ended August 31, 2002.
In addition, the table sets forth the total compensation paid by all of the
INVESCO Funds to these directors for services rendered in their capacities as directors and the current trustees of the Trust during the year ended December
31, 2002.
--------------------------------------------------------------------------------
Name of Person    Aggregate         Benefits        Estimated      Total
and Position      Compensation      Accrued As      Annual         Compensation
                  From Company(1)   Part of         Benefits       From INVESCO
                                    Company         Upon           Funds Paid To
                                    Expenses(2)     Retirement(3)  Trustees (4)
--------------------------------------------------------------------------------
Bob R. Baker             1,719               0          1,391         138,000
------------------------------------------------------------------------------
Fred A. Deering (7)         65               0          1,513         140,500
------------------------------------------------------------------------------
Victor L. Andrew (6)     1,541               0          1,391         127,500
------------------------------------------------------------------------------
Sueann Ambron (5), (6)   1,272               0              0               0
------------------------------------------------------------------------------
Lawrence H. Budner (6)   1,443               0          1,391         121,500
------------------------------------------------------------------------------
James T. Bunch           1,394               0              0         124,625
------------------------------------------------------------------------------
Wendy L. Gramm (7)           0               0              0          74,875
------------------------------------------------------------------------------
Gerald J. Lewis          1,561               0              0         116,500
------------------------------------------------------------------------------
John W. McIntyre (6)     1,541               0          1,391         124,000
------------------------------------------------------------------------------
Larry Soll               1,496               0              0         126,000
------------------------------------------------------------------------------
Frank S. Bayley (8)         --              --             --        $150,000
------------------------------------------------------------------------------
Bruce L. Crockett (8)       --              --             --        $149,000
------------------------------------------------------------------------------
Albert R. Dowden (8)        --              --             --        $150,000
------------------------------------------------------------------------------
                                       52
--------------------------------------------------------------------------------
Name of Person    Aggregate         Benefits        Estimated      Total
and Position      Compensation      Accrued As      Annual         Compensation
                  From Company(1)   Part of         Benefits       From INVESCO
                                    Company         Upon           Funds Paid To
                                    Expense(2)      Retirement(3)  Trustees (4)
--------------------------------------------------------------------------------
Edward K. Dunn, Jr. (8)     --              --             --        $149,000
------------------------------------------------------------------------------
Jack M. Fields (8)          --              --             --        $153,000
------------------------------------------------------------------------------
Carl Frischling (8)         --              --             --        $150,000
------------------------------------------------------------------------------
Prema Mathai-Davis (8)      --              --             --        $150,000
------------------------------------------------------------------------------
Lewis F. Pennock (8)        --              --             --        $154,000
------------------------------------------------------------------------------
Ruth H. Quigley (8)         --              --             --        $153,000
------------------------------------------------------------------------------
Louis S. Sklar (8)          --              --             --        $153,000
------------------------------------------------------------------------------
(1) The vice chairman of the board, the chairs of the Funds' committees who are independent directors, and the members of the Funds' committees who are independent directors each received compensation for serving in such capacities in addition to the compensation paid to all independent directors.
(2) Represents estimated benefits accrued with respect to the then current retirement plan and deferred retirement plan account agreement applicable to independent directors of the Company and not compensation deferred at the election of the directors.
(3) These amounts represent the Company's share of the estimated annual benefits payable by the INVESCO Funds upon the directors' retirement, calculated using the then current method of allocating director compensation among the INVESCO
Funds. These estimated benefits assume retirement at age 72. With the exception of Dr. Ambron and Messrs. Bunch and Lewis, each of these directors has served as a director of one or more of the funds in the INVESCO Funds for the minimum five-year period required to be eligible to participate in the then current retirement plan.
(4) On November 25, 2003, AIM became investment advisor to the Trust and the other INVESCO Funds. AIM also serves as the investment advisor to the AIM Funds.
As of November 25, 2003, the INVESCO Funds and the AIM Funds are considered one fund complex. As of November 25, 2003, there will be 20 registered investment companies advised by AIM in such complex.
(5) Dr. Ambron commenced her service as a director of the Company on January 1,
2003.
(6) Resigned as a director of the Company on October 21, 2003.
(7) Dr. Gramm resigned as a director of the Company on February 7, 2002.  Mr.
Deering resigned as a director of the Company on March 31, 2003.
(8) Messrs. Bagley, Crockett, Dowden, Dunn, Fields, Frischling, Pennock and
Sklar, Dr. Mathai-Davis and Ms. Quigley were elected as trustees of the Trust on
October 21, 2003 and therefore received no compensation from the Company during the year ended December 31, 2002.
                                       53
Messrs. Graham and Williamson, as Interested Trustees of the Trust and the other funds in the AIM Funds and the INVESCO Funds complex, receive compensation as officers or employees of the Advisor or its affiliated companies, and do not receive any trustee's fees or other compensation from the Trust or the other funds in the AIM Funds and the INVESCO Funds complex for their service as trustees.
PRIOR RETIREMENT PLAN AND DEFERRED RETIREMENT PLAN ACCOUNT AGREEMENT OF THE
COMPANY
The Board of Directors of the Company previously adopted a retirement plan and a form for deferred retirement plan account agreements. Certain of the independent directors of the Company participated either in the Company's retirement plan or account agreement. Upon the effectiveness of the New Retirement Plan (defined below), the independent directors of the Company will cease to accrue benefits under the Company's retirement plan and account agreement. Messrs. Baker and
Soll will not receive any additional benefits under the Company's retirement plan or account agreement, but will be entitled to amounts which have been previously funded under the Company's retirement plan or account agreement for their benefit. An affiliate of INVESCO will reimburse the Company for any amounts funded by the Company for Messrs. Baker and Soll under the Company's retirement plan and account agreement.
NEW RETIREMENT PLAN FOR TRUSTEES
At a Board meeting scheduled for November 6, 2003, the Board intends to adopt a new retirement plan (the "New Retirement Plan") for the trustees of the Trust who are not affiliated with the Advisor. The retirement plan will include a retirement policy as well as retirement benefits for independent trustees.
The retirement policy will permit each independent trustee to serve until
December 31 of the year in which the trustee turns 72. A majority of the trustees will be able to extend from time to time the retirement date of a trustee.
Annual retirement benefits will be available to each independent trustee of the
Trust and/or the other INVESCO Funds and AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefits will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The annual retirement benefits will be payable in quarterly installments for a number of years equal to the lesser of
(i) ten or (ii) the number of such trustee's credited years of service. A death benefit will also be available under the New Retirement Plan that will provide a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received the benefits based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.
                                       54
NEW DEFERRED COMPENSATION AGREEMENTS
At a Board meeting scheduled for November 6, 2003, the Board intends to adopt a new form for deferred compensation agreements ("New Compensation Agreements")
pursuant to which a trustee will have the option to elect to defer receipt of up to 100% of his or her compensation payable by the Trust, and such amounts are placed into a deferral account. The deferring trustees will have the option to select various INVESCO Funds in which all or part of their deferral account will be deemed to be invested. The list of funds may change from time to time and may include AIM Funds in addition to INVESCO Funds. Distributions from the deferring trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten years (depending on the New Compensation
Agreement) beginning on the date selected under the New Compensation Agreement.
The Board, in its sole discretion, will be able to accelerate or extend the distribution of such deferral accounts after the deferring trustees' retirement benefits commence under the New Retirement Plan. The Board, in its sole discretion, also will be able to accelerate or extend the distribution of such deferral accounts after the deferring trustee's termination of service as a trustee of the Trust. If a deferring trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The New Compensation
Agreements will not be funded and, with respect to the payments of amounts held in the deferral accounts, the deferring trustees will have the status of unsecured creditors of the Trust and of each other INVESCO Fund or AIM Fund from which they will be deferring compensation.
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS
As of the date of this SAI, the Fund's shares had not yet been offered, so no persons owned more than 5% of the outstanding shares of the Fund. This level of share ownership is considered to be a "principal shareholder" relationship with the Fund under the 1940 Act. Shares that are owned "of record" are held in the name of the person indicated. Shares that are owned "beneficially" are held in another name, but the owner has the full economic benefit of ownership of those shares:
As of the date of this SAI, the Fund's shares had not yet been offered, so officers and trustees of the Company, as a group, beneficially owned less than
1% of Stable Value Fund's outstanding shares.
DISTRIBUTOR
AIM Distributors, Inc. ("ADI") is the distributor of the Fund. With respect to
Stable Value Fund, ADI bears all expenses, including the cost of printing and distributing the prospectus, incident to marketing of the Fund's shares, except for such distribution expenses as are paid out of Fund assets under the Trust's
Plan of Distribution (the "Plan"), which has been adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act.
With respect to Stable Value Fund, the trust has adopted a Master Distribution
Plan and Agreement - Class R pursuant to Rule 12b-1 under the 1940 Act relating to Class R shares (the "Class R Plan"). Under the Class R Plan, Class R shares of the Fund pay compensation to ADI at an annual rate of 0.50% of average net assets attributable to Class R shares for the purpose of financing any activity
                                       55
which is primarily intended to result in the sale of Class R shares. The Class R
Plan is designed to compensate ADI for certain promotional and other sales-related costs, and to implement a financial intermediary incentive program which provides for periodic payments to selected financial intermediaries who furnish continuing personal shareholder services to their customers who purchase and own Class R shares of the Fund. Payments can also be directed by ADI to selected financial intermediaries that have entered into service agreements with respect to Class R shares of the Fund and that provide continuing personal services to their customers who own such Class R shares.
Of the aggregate amount payable under the Class R Plan, payments to financial intermediaries that provide continuing personal shareholder services to their customers who purchase and own Class R shares of the Fund may be characterized as a service fee.
Activities appropriate for financing under the Plan include, but are not limited to, the following: printing of the prospectus and statements of additional information and reports for other than existing shareholders; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; and supplemental payments to financial intermediaries such as asset-based sales charges or as payments of service fees under shareholder service arrangements.
A significant expenditure under the Plan is compensation paid to securities companies and other financial institutions and organizations, which may include
INVESCO or AIM-affiliated companies, in order to obtain various distribution-related and/or administrative services for the Fund. The Fund is authorized by the Plan to use its assets to finance the payments made to obtain those services from selected financial intermediaries which may enter into agreements with ADI. Payments will be made by ADI to financial intermediaries who sell shares of the Fund and may be made to banks, savings and loan associations, and other depository institutions ("Banks"). Although the
Glass-Steagall Act and the various rules and regulations promulgated thereunder limits the ability of certain Banks to act as underwriters of mutual fund shares, the Advisor does not believe that these limitations would affect the ability of such Banks to enter into arrangements with ADI at this time, although
ADI can give no assurance in this regard. To the extent it is determined otherwise in the future, arrangements with banks might have to be modified or terminated, and, in that case, the size of the Fund possibly could decrease to the extent that the Banks would no longer invest customer assets in the Fund.
Neither the Trust nor the Advisor or INVESCO Institutional will give any preference to Banks which enter into such arrangements when selecting investments to be made by the Fund. Financial intermediaries entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class instead of another.
Since the Fund has not commenced operations as of the date of this SAI, it has made no payments to ADI under the Class R Plan.
The services which are provided by financial intermediaries may vary by financial intermediary but include, among other things, processing new shareholder account applications, preparing and transmitting to the Trust's
Transfer Agent computer-processable data files of all Fund transactions by customers, serving as the primary source of information to customers in
                                       56
answering questions concerning the Fund, and assisting in other customer transactions with the Fund.
The Plan provides that it shall continue in effect with respect to the Fund as long as such continuance is approved at least annually by the vote of the Board of the Trust cast in person at a meeting called for the purpose of voting on such continuance, including the vote of a majority of the Independent Trustees.
The Plan can be terminated at any time by the Fund, without penalty, if a majority of the Independent Trustees, or shareholders of the relevant class of shares of the Fund, vote to terminate the Plan. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of its shares at any time. In determining whether any such action should be taken, the Board intends to consider all relevant factors including, without limitation, the size of the
Fund, the investment climate for the Fund, general market conditions, and the volume of sales and redemptions of the Fund's shares. The Plan may continue in effect and payments may be made under a Plan following any temporary suspension or limitation of the offering of Fund shares; however, the Trust is not contractually obligated to continue the Plan for any particular period of time.
Suspension of the offering of the Fund's shares would not, of course, affect a shareholder's ability to redeem his or her shares.
So long as the Plan is in effect, the selection and nomination of persons to serve as Independent Trustees of the Company shall be committed to the
Independent Trustees then in office at the time of such selection or nomination.
The Plan may not be amended to increase the amount of the Fund's payments under the Plan without approval of the shareholders of the Fund's Class R shares, and all material amendments to the Plan must be approved by the Board of the Trust, including a majority of the Independent Trustees. Under the agreement implementing the Plan, ADI or the Fund, the latter by vote of a majority of the
Independent Trustees, or a majority of the holders of the relevant class of the
Fund's outstanding voting securities, may terminate such agreement without penalty upon thirty days' written notice to the other party. No further payments will be made by the Fund under the Plan in the event of its termination.
To the extent that the Plan constitutes a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, it shall remain in effect as such, so as to authorize the use of Fund assets in the amounts and for the purposes set forth therein, notwithstanding the occurrence of an assignment, as defined by the 1940
Act, and rules thereunder. To the extent it constitutes an agreement pursuant to the Plan, the Fund's obligation to make payments to ADI shall terminate automatically, in the event of such "assignment." In this event, the Fund may continue to make payments pursuant to the Plan only upon the approval of new arrangements regarding the use of the amounts authorized to be paid by the Fund under the Plan. Such new arrangements must be approved by the Trustees, including a majority of the Independent Trustees, by a vote cast in person at a meeting called for such purpose. These new arrangements might or might not be with ADI. On a quarterly basis, the Trustees review information about the distribution services that have been provided to the Fund and the 12b-1 fees paid for such services. On an annual basis, the Trustees consider whether the
Plan should be continued and, if so, whether any amendment to the Plan, including changes in the amount of 12b-1 fees paid by Class R shares of the
Fund, should be made.
                                       57
The only trustees and interested persons, as that term is defined in Section
2(a)(19) of the 1940 Act, who have a direct or indirect financial interest in the operation of the Plan are the officers and trustees of the Trust who are also officers either of ADI or other companies affiliated with ADI. The benefits which the Trust believes will be reasonably likely to flow to the Fund and its shareholders under the Plan include the following:
     o    Enhanced marketing efforts, if successful, should result in an increase in net assets through the sale of additional shares and afford greater resources with which to pursue the investment objectives of the Fund;
     o    The sale of additional shares reduces the likelihood that redemption of shares will require the liquidation of securities of the Fund in amounts and at times that are disadvantageous for investment purposes;
          and
     o    Increased Fund assets may result in reducing each investor's share of certain expenses through economies of scale (E.G., exceeding established breakpoints in an advisory fee schedule and allocating fixed expenses over a larger asset base), thereby partially offsetting the costs of the Plan.
The positive effect which increased Fund assets will have on the Advisor's revenues could allow the Advisor and its affiliated companies:
     o    To have greater resources to make the financial commitments necessary to improve the quality and level of the Fund's shareholder services
          (in both systems and personnel);
     o    To increase the number and type of mutual funds available to investors from the Advisor and its affiliated companies (and support them in their infancy), and thereby expand the investment choices available to all shareholders; and
     o    To acquire and retain talented employees who desire to be associated with a growing organization.
OTHER SERVICE PROVIDERS
INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP, 1201 Louisiana Street, Suite 2900, Houston, Texas
77002, are the independent accountants of the Trust. The independent accountants are responsible for auditing the financial statements of the Fund.
CUSTODIAN
State Street Bank and Trust Company, P.O. Box 351, Boston, Massachusetts, is the
custodian of the cash and investment securities of the Trust. The custodian is also responsible for, among other things, receipt and delivery of the Fund's investment securities in accordance with procedures and conditions specified in the custody agreement with the Company. The custodian is authorized to establish
                                       58
separate accounts in foreign countries and to cause foreign securities owned by the Fund to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories.
TRANSFER AGENT
AIM Investment Services, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas
77046, is the Trust's transfer agent, registrar, and dividend disbursing agent.
Services provided by AIS include the issuance, cancellation, and transfer of shares of the Fund, and the maintenance of records regarding the ownership of such shares.
LEGAL COUNSEL
The firm of Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street,
Philadelphia, PA 19103-7599 is legal counsel for the Trust.
BROKERAGE ALLOCATION AND OTHER PRACTICES
Stable Value Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf and such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. Stable Value Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Orders will be priced at Stable Value
Fund's net asset value next computed after they are accepted by an authorized broker or the broker's authorized designee.
The Advisor places orders for the purchase and sale of securities with broker-dealers based upon an evaluation of the financial responsibility of the broker-dealers and the ability of the broker-dealers to effect transactions at the best available prices.
Consistent with the standard of seeking to obtain favorable execution on portfolio transactions, the Advisor may select brokers that provide research services to the Advisor and the Trust, as well as other mutual funds and other accounts managed by the Advisor. Research services include statistical and analytical reports relating to issuers, industries, securities, and economic factors and trends, which may be of assistance or value to the Advisor in making informed investment decisions. Research services prepared and furnished by brokers through which the Fund effects securities transactions may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor in connection with a particular Fund. Conversely, the Fund receives benefits of research acquired through the brokerage transactions of other clients of the Advisor.
While the Advisor seeks reasonably competitive commission rates and spreads,
Stable Value Fund does not necessarily pay the lowest commission or spread available. The Advisor is permitted to, and does, consider qualitative factors in addition to price in the selection of brokers. Among other things, the
Advisor considers the quality of executions obtained on Stable Value Fund's portfolio transactions, viewed in terms of the size of transactions, prevailing market conditions in the security purchased or sold, and general economic and market conditions. The Advisor has found that a broker's consistent ability to
                                       59
execute transactions is at least as important as the price the broker charges for those services.
In seeking to ensure that the commissions and spreads charged Stable Value Fund are consistent with prevailing and reasonable commissions, the Advisor monitors brokerage industry practices and commissions charged by broker-dealers on transactions effected for other institutional investors like the Fund.
Since Stable Value Fund has not commenced operations as of the date of this SAI, it has paid no brokerage commissions nor does it hold debt securities of its regular brokers or dealers, or their parents.
Neither the Advisor nor any affiliate of the Advisor receives any brokerage commissions on portfolio transactions effected on behalf of the Fund, and there is no affiliation between the Advisor or any person affiliated with the Advisor or the Fund and any broker or dealer that executes transactions for the Fund.
REDEMPTIONS IN KIND
For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of the Fund's NAV, Stable Value Fund may make the payment or a portion of the payment with portfolio securities, or with a combination of securities and one or more Wrapper Agreements, instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received. Stable Value Fund would not, however, exercise its right to redeem in kind in connection with a "benefit responsive withdrawal."
If a redemption in kind includes a Wrapper Agreement, Stable Value Fund will assign to the redeeming shareholder a portion of one or more Wrapper Agreements covering the securities distributed in kind to the shareholder. The economic terms and conditions of a Wrapper Agreement assigned to a shareholder will be substantially the same as the terms and conditions of the corresponding Wrapper
Agreement held by Stable Value Fund. An investment in Stable Value Fund represents the shareholder's agreement to accept assignment of one or more
Wrapper Agreements as part of an in kind redemption, to the extent permitted under applicable law.
A Wrapper Agreement assigned to a shareholder as payment in kind is illiquid and may require the shareholder to pay fees directly to the Wrapper Provider rather than through Stable Value Fund. In addition, a Wrapper Agreement may impose restrictions on the securities subject to the Wrapper Agreement, such as with respect to the type, maturity, duration and credit quality of each security.
Thus, to receive the benefits of a Wrapper Agreement paid in kind, a shareholder may not be able to freely trade the securities covered by the Wrapper Agreement.
Further, a Wrapper Agreement does not provide protection against the credit risk of the Covered Assets.
Prior to an assignment of a Wrapper Agreement to a shareholder, the Wrapper
Provider may require that the shareholder represent and warrant that the assignment does not violate any applicable law. Further, the Wrapper Provider may require that the shareholder obtain, at the shareholder's expense, the
                                       60
services of a qualified professional asset manager to manage the covered securities in accordance with the requirements of the Wrapper Agreement.
A redemption in kind that includes a Wrapper Agreement involves certain costs to
Stable Value Fund in obtaining the Wrapper Agreement and assigning the Wrapper
Agreement to the shareholder. Accordingly, Stable Value Fund will weigh these costs against the anticipated benefits of making a distribution of a Wrapper
Agreement in determining whether to make the distribution.
SHARES OF BENEFICIAL INTEREST
The Trust is authorized to issue an unlimited number of shares of beneficial interest of the Fund.
All shares of the Fund are of one class with equal rights as to voting, dividends, and liquidation. All shares issued and outstanding are, and all shares offered hereby when issued will be, fully paid and nonassessable. The
Board has the authority to designate additional classes of common stock without seeking the approval of shareholders and may classify and reclassify any authorized but unissued shares.
Shares have no preemptive rights and are freely transferable on the books of the
Fund.
All shares of the Trust have equal voting rights based on one vote for each share owned. The Trust is not generally required and does not expect to hold regular annual meetings of shareholders. However, when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Trust or as may be required by applicable law or the Trust's Declaration of Trust, the
Board will call special meetings of shareholders.
Trustees may be removed by action of the holders of a majority of the outstanding shares of the Trust. The Fund will assist shareholders in communicating with other shareholders as required by the 1940 Act.
Fund shares have noncumulative voting rights, which means that the holders of a majority of the shares of the Trust voting for the election of trustees of the
Trust can elect 100% of the trustees if they choose to do so. If that occurs, the holders of the remaining shares voting for the election of trustees will not be able to elect any person or persons to the Board. Trustees may be removed by action of the holders of a majority of the outstanding shares of the Trust.
TAX CONSEQUENCES OF OWNING SHARES OF THE FUND
The Fund intends to continue to conduct its business and satisfy the applicable diversification of assets, distribution, and source of income requirements to qualify as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended (the "Code"). Stable Value Fund intends to qualify, as a regulated investment company. It is the intent of the Fund to distribute all investment company taxable income. As a result of this policy and the Fund's qualifications as regulated investment companies, it is anticipated that none of the Fund will pay federal income or excise taxes and that the Fund will be accorded conduit or "pass through" treatment for federal income tax purposes. Therefore, any taxes that the Fund would ordinarily owe are paid by
                                       61
its shareholders on a pro-rata basis. If the Fund does not distribute all of its net investment income, it will be subject to income and excise taxes on the amount that is not distributed. If the Fund does not qualify as a regulated investment company, it will be subject to corporate tax on its net investment income at the corporate tax rates.
The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and its net capital gains for the one-year period ending on
May 31 of that year, plus certain other amounts.
STABLE VALUE FUND
All dividends and other distributions are taxable income to the shareholder, regardless of whether such dividends and distributions are reinvested in additional shares or paid in cash. If the net asset value of the Fund's shares should be reduced below a shareholder's cost as a result of a distribution, such distribution would be taxable to the shareholder although a portion would be a return of invested capital. If shares of the Fund are purchased shortly before a capital gain distribution, the full price for the shares will be paid and some portion of the price may then be returned to the shareholder as a taxable capital gain. However, the net asset value per share will be reduced by the amount of the distribution. If a shareholder reinvests the distribution in the
Fund, the shareholder's basis in the Fund increases by the amount of the distribution and the value of the Fund's investments is unchanged by the distribution. As the objective of the Fund is to maintain a stable NAV, a reverse stock split will generally be declared simultaneously to any capital gain distribution. In a reverse split, the number of shares outstanding is reduced, but each share will be worth more so that the shares will have the same total market value after the reverse split as they had before it. The number of shares you own will be reduced, and the NAV will be restored to the NAV immediately prior to the capital gain distribution. Although the capital gain distribution is taxable regardless of whether you reinvest the distribution in additional shares, a reverse stock split is not a taxable event.
If it invests in foreign securities, the Fund may be subject to the withholding of foreign taxes on dividends or interest it receives on foreign securities.
Foreign taxes withheld will be treated as an expense of the Fund unless the Fund meets the qualifications and makes the election to enable it to pass these taxes through to shareholders for use by them as a foreign tax credit or deduction.
Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
Gains or losses (1) from the disposition of foreign currencies, (2) from the disposition of debt securities denominated in foreign currencies that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of each security and the date of disposition, and (3) that are attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest, dividends or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders.
                                       62
For tax-deferred investors, dividend and capital gain distributions from the
Stable Value Fund generally are not currently subject to federal income tax. To the extent that distributions from such tax-exempt accounts are taxable, they are taxable as ordinary income. Because the tax-exempt investors eligible to purchase Fund shares are governed by complex tax rules, please consult your tax adviser, IRA service agent or plan administrator about your tax situation and the impact of distributions from your Fund account.
The Advisor may provide Fund shareholders with information concerning the average cost basis of their shares in order to help them prepare their tax returns. This information is intended as a convenience to shareholders and will not be reported to the Internal Revenue Service (the "IRS"). The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The cost basis information provided by the Advisor will be computed using the single-category average cost method, although neither the Advisor nor the Fund recommend any particular method of determining cost basis. Other methods may result in different tax consequences. Even if you have reported gains or losses for the Fund in past years using another basis method, you may be able to use the average cost method for determining gains or losses in the current year.
However, once you have elected to use the average cost method, you must continue to use it unless you apply to the IRS for permission to change methods.
Likewise, changing to any basis method other than the average method requires
IRS approval.
You should consult your own tax adviser regarding specific questions as to federal, state and local taxes. Dividends will generally be subject to applicable state and local taxes. Qualification as a regulated investment company under the Code for income tax purposes does not entail government supervision of management or investment policies. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder in effect on November 11, 2003.
PERFORMANCE
From time to time the Fund's advertising and/or sales literature may include discussions of general economic conditions, interest rates or generic topics pertaining to the mutual fund industry.
To keep shareholders and potential investors informed, the Advisor will occasionally advertise the Fund's total returns for one-, five-, and ten-year periods (or since inception).
Cumulative total return shows the actual rate of return on an investment for the period cited; average annual total return represents the average annual percentage change in the value of an investment. Both cumulative and average annual total returns tend to "smooth out" fluctuations in the Fund's investment results, because they do not show the interim variations in performance over the periods cited.
We may also advertise the Fund's "current yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "current yield" of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is,
                                       63
the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The
"effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment.
In addition, we may advertise Stable Value Fund's "30-day SEC yield." "30-day
SEC yield" is based on historical earnings and is not intended to indicate future performance. The "30-day SEC yield" of the Stable Value Fund refers to the income generated by an investment in the Fund over a 30-day period (which period will be stated in the advertisement). This income is then "annualized."
That is, the amount of income generated by the investment during that period is assumed to be generated each 30-day period over a 52-week period and is shown as a percentage of the investment.
Information about the Fund's recent and historical performance is contained in the Trust's Annual Report to Shareholders. You can get a free copy by calling or writing to AIM Investment Services, Inc. using the telephone number or address on the back cover of the Fund's Prospectus.
When we quote mutual fund rankings published by Lipper Inc., we may compare the
Fund to others in its appropriate Lipper category, as well as the broad-based
Lipper general fund groupings. These rankings allow you to compare the Fund to its peers. Other independent financial media also produce performance- or service-related comparisons, which you may see in our promotional materials.
Performance figures are based on historical earnings and are not intended to suggest future performance. Since the Fund has not yet commenced operations, average annual total return performance figures are not available.
Average annual total return performance is computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value, according to the following formula:
                                         n
                                 P(1 + T)  = ERV
where:      P = a hypothetical initial payment of $1,000
            T = average annual total return
            n = number of years
            ERV = ending redeemable value of initial payment
The average annual total return performance figures shown above were determined by solving the above formula for "T" for each time period indicated.
Upon commencement of operations, to obtain the Fund's current 7-day yield information, please call INVESCO at 1-800-525-8085.
                                       64
Yield is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:
                            [(a-b    )6   ]
                   Yield = 2[(--- + 1) - 1]
                            [ cd     )    ]
where:            a = dividends and interest earned during the period
                  b = expenses accrued for the period (net of reimbursements)
                  c = the average daily number of shares outstanding during
                      the period that were entitled to receive dividends
                  d = the maximum offering price per share on the last day of the period
In conjunction with performance reports, comparative data between the Fund's performance for a given period and other types of investment vehicles, including certificates of deposit, may be provided to prospective investors and shareholders.
In conjunction with performance reports and/or analyses of shareholder services for the Fund, comparative data between that Fund's performance for a given period and recognized indices of investment results for the same period, and/or assessments of the quality of shareholder service, may be provided to shareholders. Such indices include indices provided by Dow Jones & Company, S&P,
Lipper Inc., Lehman Brothers, National Association of Securities Dealers
Automated Quotations, Frank Russell Company, Value Line Investment Survey, the
American Stock Exchange, Morgan Stanley Capital International, Wilshire
Associates, the Financial Times Stock Exchange, the New York Stock Exchange, the
Nikkei Stock Average and Deutcher Aktienindex, all of which are unmanaged market indicators. In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service made by independent sources may be used in advertisements, sales literature or shareholder reports, including reprints of, or selections from, editorials, or articles about the Fund. These sources utilize information compiled (i)
internally; (ii) by Lipper Inc.; or (iii) by other recognized analytical services. The Lipper Inc. mutual fund rankings and comparisons which may be used by the Fund in performance reports will be drawn from the following mutual fund groupings, in addition to the broad-based Lipper general fund groupings:
                                          Lipper Mutual Fund Category
Stable Value Fund                         Short Term Investment Grade Debt Fund
Sources for Fund performance information and articles about the Fund include, but are not limited to, the following:
AMERICAN ASSOCIATION OF INDIVIDUAL INVESTORS' JOURNAL
ARIZONA REPUBLIC
BANXQUOTE
BARRON'S
                                       65
BLOOMBERG NEWS
BOSTON GLOBE
BUSINESS WEEK
CNBC
CNN
CHICAGO SUN-TIMES
CHICAGO TRIBUNE
DENVER BUSINESS JOURNAL
DENVER POST
DOW JONES NEWS WIRE
FINANCIAL TIMES
FORBES
FORTUNE
IBBOTSON ASSOCIATES, INC.
INSTITUTIONAL INVESTOR
INVESTOR'S BUSINESS DAILY
KIPLINGER'S PERSONAL FINANCE
LIPPER INC.'S MUTUAL FUND PERFORMANCE ANALYSIS
LOS ANGELES TIMES
MONEY MAGAZINE
MORNINGSTAR
MUTUAL FUND MAGAZINE
NEWSWEEK
NEW YORK TIMES
ROCKY MOUNTAIN NEWS
SMART MONEY
TIME
U.S. NEWS AND WORLD REPORT
USA TODAY
WALL STREET JOURNAL
WASHINGTON POST
WIESENBERGER INVESTMENT COMPANIES SERVICES
PROXY VOTING
The Board has expressly delegated to the Advisor the responsibility to vote proxies related to the securities held in the Fund's portfolio. Under this authority, the Advisor is required by the Board to act solely in the interests of shareholders of the Fund. Other clients of the Advisor who have delegated proxy voting authority to the Advisor similarly require that proxy votes be cast in the best interests of the client.
On behalf of the Fund and its other clients, the Advisor acquires and holds a company's securities in the portfolios it manages in the expectation that they will be a good investment and appreciate in value. As such, the Advisor votes proxies with a focus on the investment implications of each matter upon which a vote is solicited.
                                       66
A copy of the description of the Fund's proxy voting policy and procedures, as administered by the Advisor, is available on the website of the Securities and
Exchange Commission, at WWW.SEC.GOV, and on AIM's website,
www.aiminvestments.com
PROXY VOTING ADMINISTRATION -- The Advisor's proxy review and voting process, which has been in place for many years, meets the Advisor's obligations to all of its clients, including the Fund.
To discharge its responsibilities to the Fund, the Advisor has established a
Proxy Committee that establishes guidelines and generally oversees the proxy voting process. The Committee consists of the Advisor's General Counsel, its
Chief Investment Officer, its Vice President of Investment Operations and the
Advisor's Proxy Administrator. In addition to the Advisor's knowledge of its portfolio companies, the Committee relies upon independent research provided by third parties in fulfilling its responsibilities.
The Advisor, in turn, has engaged a third party, Institutional Shareholder
Services ("ISS"), to act as its agent for the administrative and ministerial aspects of proxy voting of portfolio securities, as well as to provide independent research. ISS votes proxies for the Fund on routine matters in accordance with guidelines established by the Advisor and the Fund. These guidelines are reviewed periodically by the Proxy Committee and the Board;
accordingly, they are subject to change. Although it occurs infrequently, the guidelines may be overridden by the Advisor in any particular vote, depending upon specific factual circumstances. ISS also serves as the proxy voting record keeper for the Advisor.
Issues that are not covered by the Advisor's proxy voting guidelines, or that are determined by the Advisor on a case-by-case basis, are referred to the
Advisor's Chief Investment Officer, who has been granted the ultimate authority and responsibility by the Proxy Committee and the Board to decide how the proxies shall be voted on these issues. The Advisor's Chief Investment Officer, through the Proxy Administrator, is responsible for notifying ISS how to vote on these issues.
GUIDELINES AND POLICIES - OVERVIEW -- As part of its investment process, the
Advisor examines the management of all portfolio companies. The ability and judgment of management is, in the Advisor's opinion, critical to the investment success of any portfolio company. The Advisor generally will not hold securities of companies whose management it questions, and accords substantial weight to management opinions. Not surprisingly, the Advisor casts most of its proxy votes, particularly on routine matters, in accordance with portfolio company management recommendations.
At the same time, when the Advisor believes that the position of the management of a portfolio company may not be in the best interests of shareholders, the
Committee or an individual portfolio manager can vote against the management recommendation. In certain cases, the Advisor consistently will vote against management in furtherance of established guidelines on specific matters.
                                       67
As a general rule, the Advisor votes against any proposals which would reduce the rights or options of shareholders, reduce shareholder influence over the
Board and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments. In addition, absent specific prior authorization from the Advisor's General Counsel, the
Advisor does not:
     o    Engage in conduct that involves an attempt to change or influence the control of a portfolio company.
     o    Announce its voting intentions and the reasons therefor.
     o    Participate in a proxy solicitation or otherwise seek proxy-voting authority from any other portfolio company shareholder.
     o    Act in concert with other portfolio company shareholders in connection with any proxy issue or other activity involving the control or management of a portfolio company.
Although the Advisor reserves the right to vote proxy issues on behalf of the
Fund on a case-by-case basis if facts and circumstances so warrant, it will usually vote on issues in the manner described below.
ROUTINE MATTERS -- The Advisor generally votes in favor of ratification of accountants, changing corporate names and similar matters. It generally withholds voting authority on unspecified "other matters" that may be listed on a proxy card.
BOARDS OF DIRECTORS -- The Advisor generally votes for management's slate of director nominees. However, it votes against incumbent nominees with poor attendance records, or who have otherwise acted in a manner the Advisor believes is not in the best interests of shareholders.
The Advisor generally opposes attempts to classify boards of trustees to eliminate cumulative voting.
COMPENSATION -- The Advisor believes that it is important that a company's equity-based compensation plan is aligned with the interests of shareholders, including the Funds and its other clients. Many compensation plans are examined on a case-by-case basis by the Advisor, and the Advisor generally opposes packages that it believes provide excessive awards or create excessive shareholder dilution. The Advisor usually opposes proposals to reprice options because the underlying stock has fallen in value.
ANTI-TAKEOVER AND SIMILAR CORPORATE GOVERNANCE ISSUES -- The Advisor generally opposes poison pills, unequal voting rights plans, provisions requiring supermajority approval of a merger and other matters that are designed to limit the ability of shareholders to approve merger transactions. The Advisor generally votes in favor of increases in authorized shares.
SOCIAL ISSUES -- The Advisor believes that it is management's responsibility to handle such issues, and generally votes with management on these types of issues, or abstains. The Advisor will oppose issues that it believes will be a detriment to the investment performance of a portfolio company.
                                       68
CONFLICTS OF INTEREST -- Historically, the Advisor has not had situations in which the interests of its Fund shareholders or other clients are at variance with the Advisor's own interests. In routine matters, the Advisor votes proxies in accordance with established guidelines, and the opportunity for conflict simply does not arise.
In matters that the Advisor examines on a case-by-case basis, or where parties may seek to influence the Advisor's vote (for example, a merger proposal), or in any instance where the Advisor believes there may be an actual or perceived conflict of interest, the Advisor votes the proxy in what it believes to be in the best investment interests of its Fund shareholders and other clients. In such matters, the Advisor's Chief Investment Officer makes the decision, which is reviewed by the Advisor's General Counsel.
Matters in which the Advisor votes against its established guidelines, or matters in which the Advisor believes there may be an actual perceived conflict of interest, together with matters in which the Advisor votes against management recommendations, are reported to the Funds' Board on a quarterly basis, together with the reasons for such votes.
CODE OF ETHICS
The Advisor and ADI permits investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investing. This policy requires the Advisor's and ADI's personnel to conduct their personal investment activities in a manner that the Advisor believes is not detrimental to the Fund or the Advisor's or ADI's other advisory clients. The Code of Ethics is on file with, and may be obtained from, the
Commission.
FINANCIAL STATEMENTS
As of the date of this SAI, the Fund had not yet commenced operations and therefore, does not yet have financial statements.
                                       69
APPENDIX A
Some of the terms used in the Statement of Additional Information are described below.
BANK OBLIGATIONS include certificates of deposit which are negotiable certificates evidencing the indebtedness of a commercial bank to repay Fund deposited with it for a definite period of time (usually from fourteen days to one year) at a stated interest rate.
BANKERS' ACCEPTANCES are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.
COMMERCIAL PAPER consists of short-term (usually one to 180 days) unsecured promissory notes issued by corporations in order to finance their current operations.
CORPORATE DEBT OBLIGATIONS are bonds and notes issued by corporations and other business organizations, including business trusts, in order to finance their long-term credit needs.
MONEY MARKET refers to the marketplace composed of the financial institutions which handle the purchase and sale of liquid, short-term, highgrade debt instruments. The money market is not a single entity, but consists of numerous separate markets, each of which deals in a different type of short-term debt instrument. These include U.S. government securities, commercial paper, certificates of deposit and bankers' acceptances, which are generally referred to as money market instruments.
PORTFOLIO SECURITIES LOANS: The Company, on behalf of each of the Fund, may lend limited amounts of its portfolio securities (not to exceed 33 1/3% of a particular Fund's total assets). Management of the Company understands that it is the current view of the staff of the SEC that the Fund are permitted to engage in loan transactions only if the following conditions are met: (1) the applicable Fund must receive 100% collateral in the form of cash or cash equivalents, e.g., U.S. Treasury bills or notes, from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities (determined on a daily basis) rises above the level of the collateral; (3) the Company must be able to terminate the loan after notice; (4)
the applicable Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned and any increase in market value;
(5) the applicable Fund may pay only reasonable custodian fees in connection with the loan; (6) voting rights on the securities loaned may pass to the borrower; however, if a material event affecting the investment occurs, the
Company must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the Company to vote proxies.
Excluding items (1) and (2), these practices may be amended from time to time as regulatory provisions permit.
REPURCHASE AGREEMENTS: A repurchase agreement is a transaction in which the Fund purchases a security and simultaneously commits to sell the security to the seller at an agreed upon price and date (usually not more than seven days) after the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. The Fund's risk is limited to the ability of
                                       70
the seller to pay the agreed upon amount on the delivery date. In the opinion of management this risk is not material; if the seller defaults, the underlying security constitutes collateral for the seller's obligations to pay. This collateral will be held by the custodian for the Company's assets. However, in the absence of compelling legal precedents in this area, there can be no assurance that the Company will be able to maintain its rights to such collateral upon default of the issuer of the repurchase agreement. To the extent that the proceeds from a sale upon a default in the obligation to repurchase are less than the repurchase price, the particular Fund would suffer a loss.
REVERSE REPURCHASE AGREEMENTS are transactions where the Fund temporarily transfers possession of a portfolio security to another party, such as a bank or brokerdealer, in return for cash, and agrees to buy the security back at a future date and price. The use of reverse repurchase agreements will create leverage, which is speculative. Reverse repurchase agreements are borrowings subject to the Fund's investment restrictions applicable to that activity. The
Company will enter into reverse repurchase agreements solely for the purpose of obtaining Fund necessary for meeting redemption requests. The proceeds received from a reverse repurchase agreement will not be used to purchase securities for investment purposes.
TIME DEPOSITS are nonnegotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Fund will not benefit from insurance from the Federal Deposit
Insurance Corporation.
U.S. GOVERNMENT SECURITIES are debt securities (including bills, notes, and bonds) issued by the U.S. Treasury or issued by an agency or instrumentality of the U.S. government which is established under the authority of an Act of
Congress. Such agencies or instrumentalities include, but are not limited to,
Fannie Mae, Ginnie Mae (also known as Government National Mortgage Association), the Federal Farm Credit Bank, and the Federal Home Loan Banks. Although all
obligations of agencies, authorities and instrumentalities are not direct obligations of the U.S. Treasury, payment of the interest and principal on these obligations may be backed directly or indirectly by the U.S. government. This support can range from the backing of the full faith and credit of the United
States to U.S. Treasury guarantees, or to the backing solely of the issuing instrumentality itself. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.
Ratings of Municipal and Corporate Debt Obligations
      The four highest ratings of Moody's and S&P for municipal and corporate debt obligations are Aaa, Aa, A, and Baa and AAA, AA, A, and BBB, respectively.
MOODY'S. The characteristics of these debt obligations rated by Moody's are generally as follows:
      Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as
"gilt edge." Interest payments are protected by a large or by an exceptionally
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stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
      Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
      A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
      Baa Bonds which are rated Baa are considered as medium-grade obligations,
i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
      B -- Bond rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
      Caa -- Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
      Ca -- Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
      C -- Bonds rated C are the lowest-rated class of bonds and issued so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Moody's applies the numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond system. The modifier 1 indicates a ranking for the security in the higher end of this rating category;
the modifier 2 indicates a mid range ranking; and the modifier 3 indicates a ranking in the lower end of this rating category.
      Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the difference between short-term credit and long-term credit. A short-term rating may also be assigned on an issue having a demand feature. Such ratings are designated as VMIG. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon demand rather than fixed maturity dates and payment relying on external liquidity.
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      MIG 1/VMIG 1 Notes and loans bearing this designation are of the best quality, enjoying strong protection from established cash flows of Fund for their servicing or from established and broadbased access to the market for refinancing, or both.
      MIG 2/VMIG 2 Notes and loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.
S&P RATING SERVICES.  The characteristics of these debt obligations rated by
S&P are generally as follows:
      AAA This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.
      AA Bonds rated AA also qualify as high quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.
      A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
      BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
      BB -- Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.
      B -- Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied
BB- rating.
      CCC -- Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.
      CC -- Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.
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      C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.
      CI - The rating CI is reserved for income bonds on which no interest is being paid.
      D -- Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
      Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.
Fitch's Long-Term Debt Ratings:
      AAA -- Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. treasury debt.
      AA+, AA, AA- -- High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.
      A+, A, A- -- Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.
      BBB+, BBB, BBB- -- Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.
      BB+, BB, BB- -- Below investment grade but deemed likely to meet obligation when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up on down frequently within this category.
      B+, B, B- -- Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes.
Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.
      CCC -- Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends.
Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.
      DD -- Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.
      DP -- Preferred stock with dividend arrearages.
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      S&P ratings for short-term notes are as follows:
      SP1 Very strong capacity to pay principal and interest.
      SP2 Satisfactory capacity to pay principal and interest.
      SP3 Speculative capacity to pay principal and interest.
      A debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.
RATINGS OF COMMERCIAL PAPER
________DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS. Among the factors considered by Moody's Investors Services, Inc. in assigning commercial paper ratings are the following: (1) evaluation of the management of the issuer; (2)
economic evaluation of the issuer's industry or industries and an appraisal of the risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5)
amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative differences in strength and weakness in respect to these criteria would establish a rating of one of three classifications; P1 (Highest Quality), P2 (Higher Quality), or P3 (High
Quality).
________DESCRIPTION OF S&P COMMERCIAL PAPER RATINGS. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The "A" categories are as follows:
      A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.
      A1 This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong.
      A2 Capacity for timely payment on issues with this designation is strong.
However, the relative degree of safety is not as high as for issues designated
A1.
      A3 Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.
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